                   WILMINGTON PREMIER MONEY MARKET PORTFOLIO

                               OF WT MUTUAL FUND
                              INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                       PROSPECTUS DATED NOVEMBER 1, 2003

     This prospectus gives vital information about the Wilmington Premier Money Market Portfolio, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

     Please note that this Portfolio:

         --  is not a bank deposit

         -- is not an obligation of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

         --  is not federally insured

         -- is not an obligation of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency

         --  is not guaranteed to achieve its goal(s)

         --  may not be able to maintain a stable $1 share price

     Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                            PORTFOLIO DESCRIPTION



A look at the goals,             Summary.......................................3
strategies, risks and
expenses of the Portfolio.       Performance Information.......................5

                                 Fees and Expenses.............................6

                                 Example.......................................6

                                 Investment Objective..........................7

                                 Primary Investment Strategies.................7

                                 Additional Risk Information...................8

                                 Financial Highlights..........................9


Details about the service   MANAGEMENT OF THE PORTFOLIO
providers.
                                 Investment Adviser...........................10

                                 Service Providers............................11




Policies and instructions   SHAREHOLDER INFORMATION
for opening, maintaining
and closing an account in        Pricing of Shares............................12
the Portfolio.
                                 Purchase of Shares...........................13

                                 Redemption of Shares.........................14

                                 Exchange of Shares...........................15

                                 Distributions................................16

                                 Taxes........................................16

Details on the Portfolio's
master/feeder arrangement
and share classes.          DISTRIBUTION ARRANGEMENTS

                                 Master/Feeder Structure......................17

                                 Share Classes................................17

                            GLOSSARY..........................................18

                            FOR MORE INFORMATION..............................19

For information about key terms and concepts, please refer to the "GLOSSARY."

                   WILMINGTON PREMIER MONEY MARKET PORTFOLIO

                              INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                             PORTFOLIO DESCRIPTION

--------------------------------------
SUMMARY
--------------------------------------
Investment Objective                  --  The WILMINGTON PREMIER MONEY MARKET PORTFOLIO seeks high current income, while preserving capital and liquidity.
--------------------------------------
Investment Focus                      --  Money market instruments.
--------------------------------------
Share Price Volatility                --  The Portfolio will strive to maintain a stable $1.00 share price.
--------------------------------------
Principal Investment Strategy         --  The Portfolio operates as a "feeder fund" which means that the Portfolio does not buy individual securities directly.
                                          Instead, it invests in a corresponding mutual fund or
                                          "master fund," which in turn purchases investment
                                          securities. The Portfolio invests all of its assets in
                                          Premier Money Market Series, a separate series of WT
                                          Investment Trust I. The Portfolio and this Series have the same investment objective, policies and limitations.
                                      --  The WILMINGTON PREMIER MONEY MARKET PORTFOLIO invests in the
                                          Premier Money Market Series, which invests in money market instruments, including bank obligations, high quality
                                          commercial paper and U.S. Government obligations.
                                      --  In selecting securities for the Series, the investment adviser seeks current income, liquidity and safety of
                                          principal. The investment adviser may sell securities if the securities are downgraded to a lower ratings category.
                                      --  The WILMINGTON PREMIER MONEY MARKET PORTFOLIO, through its corresponding Series, may invest more than 25% of its total assets in the obligations of banks, finance companies and
                                          utilities.

--------------------------------------------------------------------------------------------------
Principal Risks                       The Portfolio is subject to the risks summarized below,
                                      which are further described under "Additional Risk
                                      Information."
                                      --  An investment in the Portfolio is not a deposit of
                                          Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance
                                          Corporation or any other government agency. Although the
                                          Portfolio seeks to preserve the value of your investment
                                          at $1.00 per share, it is possible to lose money by
                                          investing in the Portfolio.
                                      --  The obligations in which the Portfolio invests through its corresponding Series are subject to credit risk and
                                          interest rate risk. Typically, when interest rates rise,
                                          the market prices of debt securities go down. Securities
                                          issued by government-sponsored entities are not insured
                                          or guaranteed by the U.S. Government.
                                      --  The performance of the Portfolio will depend on whether or not the investment adviser is successful in pursuing the investment strategy.
--------------------------------------------------------------------------------------------------
Investor Profile                      --  Conservative
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

                   WILMINGTON PREMIER MONEY MARKET PORTFOLIO

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year. Total returns would have been lower had certain expenses not been voluntarily waived and/or reimbursed. Of course, past performance does not necessarily indicate how the Portfolio will perform in the future.


      ANNUAL RETURNS FOR CALENDAR YEARS SINCE INCEPTION
                     [PERFORMANCE GRAPH]

----                                                                              ---
1995                                                                             5.90%
1996                                                                             5.40%
1997                                                                             5.54%
1998                                                                             5.49%
1999                                                                             5.17%
2000                                                                             6.45%
2001                                                                             4.21%
2002                                                                             1.67%

                               PERFORMANCE YEARS

       CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2003: 0.80%

           BEST QUARTER                      WORST QUARTER
           ------------                      -------------
              1.65%                              0.38%
       (September 30, 2000)               (December 31, 2002)

                                                                             Since Inception
AVERAGE ANNUAL RETURNS AS OF 12/31/02              1 Year      5 Years      (December 6, 1994)
-------------------------------------              ------      -------      ------------------
Premier Money Market Portfolio-Institutional
  Shares                                           1.67%        4.58%             4.96%

     You may call (800) 336-9970 to obtain the Portfolio's current 7-day yield.

--------------------------------------------------------------------------------

FEES AND EXPENSES
--------------------------------------------------------------------------------

     The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Portfolio. No sales charges or other fees are paid directly from your investment.

   ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO
                                  ASSETS)(1):

                                       Premier Money Market Portfolio-
                                            Institutional Shares
                                       -------------------------------
Management fees                                     0.20%
Other Expenses                                      0.10%
TOTAL ANNUAL OPERATING EXPENSES(2)                  0.30%
Waivers/reimbursements(2)                           0.10%
NET EXPENSES(2)                                     0.20%

((1)) This table and the example below each reflect the aggregate annual operating expenses of the Portfolio and the Series of the Trust in which the Portfolio invests.
((2)) The investment adviser has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total operating expenses exceed 0.20%. This waiver will remain in place until November 1, 2005, unless the Board of Trustees approves its earlier termination.

  ------------------------------------------------------------------------------

  EXAMPLE
  ------------------------------------------------------------------------------

     This example is intended to help you compare the cost of investing in Institutional Shares of the Portfolio with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time frames indicated. The example assumes that:

         --  you reinvested all dividends;

         --  the average annual return was 5%;

         -- the Portfolio's total operating expenses (reflecting contractual waivers or reimbursements through November 1, 2005) are charged and remain the same over the time periods; and

         --  you redeemed all of your investment at the end of the time period.

     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

INSTITUTIONAL SHARES                    1 Year      3 Years      5 Years      10 Years
--------------------                    ------      -------      -------      --------
Premier Money Market Portfolio           $20          $76         $148          $361

     The above example is for comparison purposes only and is not a representation of the Portfolio's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

     The WILMINGTON PREMIER MONEY MARKET PORTFOLIO seeks a high level of current income consistent with the preservation of capital and liquidity.

     The investment objective for the Portfolio may be changed without shareholder approval. The Portfolio is a money market fund and intends to maintain a stable $1 share price, although this may not be possible under certain circumstances. There can be no guarantee that the Portfolio will achieve its investment objective.

--------------------------------------------------------------------------------

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

     The WILMINGTON PREMIER MONEY MARKET PORTFOLIO invests its assets in the Premier Money Market Series, which in turn invests in:

         -- U.S. dollar-denomination obligations of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and wholly-owned banking subsidiaries of foreign banks;

         -- commercial paper rated, at the time of purchase, in the highest category of short-term debt ratings of any two nationally recognized statistical rating organizations ("NRSRO");

         -- corporate obligations having a remaining maturity of 397 calendar days or less, issued by corporations having outstanding comparable obligations that are (a) rated in the two highest categories of any two NRSROs or (b) rated no lower than the two highest long-term debt ratings categories by any NRSRO;

         --  U.S. Government obligations;

         --  high quality municipal securities; and

         -- repurchase agreements that are fully collateralized by U.S. Government obligations.

     U.S. Government obligations are debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government obligations include securities issued by government-sponsored entities, such as the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, which are not issued, insured or guaranteed by the U.S. Treasury or the U.S. Government. Instruments issued by such government-sponsored entities are supported only by the credit of the issuing entity.

     High quality securities include those that (1) are rated in one of the two highest short-term rating categories by two NRSROs, such as S&P, Moody's and Fitch IBCA (or by one NRSRO if only one NRSRO has issued a rating) or; (2) if unrated are issued by an issuer with comparable outstanding debt that is rated or are otherwise unrated and determined by the investment adviser to be of comparable quality.

     The Series may also invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information ("SAI").

--------------------------------------------------------------------------------

ADDITIONAL RISK INFORMATION
--------------------------------------------------------------------------------

     The following is a list of certain risks that may apply to your investment in the Portfolio. Further information about investment risks is available in our
SAI:

         -- CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

         -- FOREIGN SECURITY RISK: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country.

         -- GOVERNMENT OBLIGATIONS RISK: The risk that government-sponsored entities may default on a financial obligation, since their securities are not insured or guaranteed by the U.S. Treasury or the U.S. Government.

         -- INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. The yield paid by the Portfolio will vary with changes in interest rates.

         -- MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

         -- MASTER/FEEDER RISK: While the master/feeder structure is designed to reduce costs, it may not do so, and the Portfolio might encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares of the Series could have adverse effects on the Portfolio such as requiring the liquidation of a substantial portion of the Series' holdings at a time when it may be disadvantageous to do so. Also, other feeders of the Series may have a greater ownership interest in the Series than the Portfolio's interest and, therefore, could have effective voting control over the operation of the Series.

         -- PREPAYMENT RISK: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The financial highlights table is intended to help you understand the Portfolio's financial performance for the past 5 years. Certain information reflects financial results for a single Institutional Share of the Portfolio. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and other distributions). Financial highlights have been audited by Ernst & Young LLP, whose report, along with the Portfolio's financial statements, is included in the Institutional Shares Annual Report, which is available without charge upon request.

                                                For the Fiscal Years Ended June 30,
                                      --------------------------------------------------------
PREMIER MONEY MARKET PORTFOLIO-         2003        2002        2001      2000(2)     1999(1)
INSTITUTIONAL SHARES                  --------    --------    --------    --------    --------
NET ASSET VALUE-BEGINNING OF
  PERIOD............................  $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                      --------    --------    --------    --------    --------
INVESTMENT OPERATIONS:
  Net investment income.............      0.01        0.02        0.06        0.06        0.05
                                      --------    --------    --------    --------    --------
DISTRIBUTIONS:
  From net investment income........     (0.01)      (0.02)      (0.06)      (0.06)      (0.05)
                                      --------    --------    --------    --------    --------
NET ASSET VALUE-END OF PERIOD.......  $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                      ========    ========    ========    ========    ========
TOTAL RETURN........................     1.37%       2.42%       6.03%       5.80%       5.15%
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:(3)
  Expenses:
     Including expense
       limitations..................     0.20%       0.20%       0.20%       0.20%       0.20%
     Excluding expense limitation...     0.30%       0.30%       0.28%       0.32%       0.31%
  Net investment income.............     1.36%       2.44%       5.88%       5.66%       5.00%
Net assets at end of period (000
  omitted)..........................  $610,225    $533,639    $632,599    $503,234    $411,701

((1)) Effective October 20, 1998, Wilmington Trust Company ("Wilmington Trust"), a wholly owned subsidiary of Wilmington Trust Corporation, became the investment adviser to the WT Investment Trust I-Premier Money Market Series.
((2)) Effective November 1, 1999, Rodney Square Management Corporation, an affiliate of Wilmington Trust, became the investment adviser to the WT Investment Trust I-Premier Money Market Series.
((3)) The expense and net investment income ratios include expenses allocated from the WT Investment Trust I-Premier Money Market Series.

                          MANAGEMENT OF THE PORTFOLIO

     The Board of Trustees for the Portfolio supervises the management, activities and affairs of the Portfolio and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Portfolio and its shareholders.

--------------------------------------------------------------------------------

INVESTMENT ADVISER
--------------------------------------------------------------------------------

     Rodney Square Management Corporation ("RSMC"), the Series' investment adviser, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. RSMC, subject to the supervision of the Board of Trustees, directs the investments of the Series in accordance with its investment objective, policies and limitations. In the past, RSMC has provided asset management services to other mutual funds, individuals, personal trusts, municipalities, corporations and other organizations. As of September 30, 2003, RSMC had $5.6 billion in assets under management.

     For the twelve months ended June 30, 2003, RSMC received an advisory fee (after fee waivers) of 0.15% of the Series' average daily net assets.

--------------------------------------------------------------------------------

SERVICE PROVIDERS
--------------------------------------------------------------------------------

     The chart below provides information on the primary service providers.

Asset                                                           Shareholder
Management                                                      Services
      INVESTMENT ADVISER                                                  TRANSFER AGENT
Rodney Square Management Corp.                                               PFPC Inc.
   1100 North Market Street                                               760 Moore Road
     Wilmington, DE 19890                                            King of Prussia, PA 19406

     Manages each Series'                                          Handles shareholder services,
    investment activities.                                          including recordkeeping and
                                                                      statements, payment of
                                                                  distributions and processing of
                                                                      buy and sell requests.





                                          WT MUTUAL FUND
                             WILMINGTON PREMIER MONEY MARKET PORTFOLIO

Fund                                                            Asset
Operations                                                      Safe Keeping

        ADMINISTRATOR                                                     CUSTODIAN
Rodney Square Management Corp.                                     Wilmington Trust Company
   1100 North Market Street                                        1100 North Market Street
     Wilmington, DE 19890                                            Wilmington, DE 19890

    SUB-ADMINISTRATOR AND                                       Holds the Portfolio's assets,
       ACCOUNTING AGENT                                          settles all portfolio trades
                                                                   and collects most of the
          PFPC Inc.                                              valuation data required for
     301 Bellevue Parkway                                        calculating the portfolio's
     Wilmington, DE 19809                                               NAV per share.
Provides facilities, equipment
  and personnel to carry out
   administrative services
 related to the Portfolio and
  calculates the Portfolio's
    NAV and distributions.

                                         Distribution
                                         DISTRIBUTOR
                                   PFPC Distributors, Inc.
                                        760 Moore Road
                                  King of Prussia, PA 19406
                                 Distributes the Portfolio's
                                           shares.

                            SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING OF SHARES
--------------------------------------------------------------------------------

     The Portfolio uses its best effort to maintain its $1 constant share price and values its securities at amortized cost. This involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of fluctuating interest rates on the market value of the security. All cash, receivables and current payables are carried at their face value. Other assets, if any, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

     PFPC determines the NAV per share of the Portfolio as of 2:00 p.m. Eastern time on each Business Day (a day that the New York Stock Exchange and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in the Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in the Portfolio.

     Shares will not be priced on those days the Portfolio is closed. As of the date of this prospectus, those days are:

New Year's Day                Good Friday                   Labor Day
Martin Luther King, Jr.       Memorial Day                  Thanksgiving Day
  Day
Presidents' Day               Independence Day              Christmas Day

--------------------------------------------------------------------------------

PURCHASE OF SHARES
--------------------------------------------------------------------------------

     Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial purchase is $10,000,000. Additional investments in the Portfolio may be made in any amount. You may purchase shares as specified below.

     You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Portfolio's distributor ("Service Organization"), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Portfolio. If you wish to purchase Portfolio shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

     BY WIRE: You may purchase shares by wiring federal funds. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

     ADDITIONAL INFORMATION REGARDING PURCHASES: Investments in the Portfolio are accepted on the Business Day that federal funds are deposited for your account on or before 2:00 p.m. Eastern time. Monies immediately convertible to federal funds are deposited for your account on or before 2:00 p.m. Eastern time, or when checks deposited for your account have been converted to federal funds (usually within two Business Days after receipt). All investments in the Portfolio are credited to your account as shares of the Portfolio immediately upon acceptance and become entitled to dividends declared as of the day and time of investment.

     Any purchase order may be rejected if the Portfolio determines that accepting the order would not be in the best interest of the Portfolio or its shareholders.

     It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

     For information on other ways to purchase shares, including through an individual retirement account (IRA), an automatic investment plan or a payroll investment plan, please refer to our SAI.

--------------------------------------------------------------------------------

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

     You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. There is no fee when Portfolio shares are redeemed. It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions or the next Business Day if received after 2:00 p.m. Eastern time, or on a non-Business Day, but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Portfolio's name and your account number should accompany any redemption requests.

     BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Portfolio name, your account number and your name. The written instructions and signature guarantee should be mailed to:

    Regular mail:                                              Overnight mail:
    -------------                                              ---------------
    Wilmington Premier Money Market Portfolio     Wilmington Premier Money Market Portfolio
    c/o PFPC Inc                                  c/o PFPC Inc.
    P.O. Box 9828                                 760 Moore Road
    Providence, RI 02940                          King of Prussia, PA 19406

     BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Portfolio has certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

     ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of your signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares.

     If the shares to be redeemed represent a recent investment made by a check, the Portfolio reserves the right not to send the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

     SMALL ACCOUNTS: If the value of your Portfolio account falls below $500, the Portfolio may ask you to increase your balance. If the account value is still below $500 after 60 days, the Portfolio may close your account and send you the proceeds. The Portfolio will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

     For additional information on other ways to redeem shares, please refer to our SAI.

--------------------------------------------------------------------------------

EXCHANGE OF SHARES
--------------------------------------------------------------------------------

     You may exchange all or a portion of your shares in the Portfolio for Institutional Shares of the following funds ("Wilmington Portfolios"):

     Wilmington Short/Intermediate Bond Portfolio

     Wilmington Broad Market Bond Portfolio

     Wilmington Municipal Bond Portfolio

     Wilmington Short-Term Income Portfolio

     Wilmington Large Cap Growth Portfolio

     Wilmington Large Cap Core Portfolio

     Wilmington Small Cap Core Portfolio

     Wilmington Small Cap Growth Portfolio

     Wilmington International Multi-Manager Portfolio

     Wilmington Large Cap Value Portfolio

     Wilmington Real Estate Portfolio

     Wilmington Large Cap Strategic Allocation Fund

     Wilmington Mid Cap Strategic Allocation Fund

     Wilmington Small Cap Strategic Allocation Fund

     Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See "Taxes" for a discussion of the tax effect on an exchange of shares.

     Exchange transactions will be subject to the minimum initial investment and other requirements of the Wilmington Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $500.

     To obtain prospectuses of the other Wilmington Portfolios, you may call
(800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Portfolios may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Wilmington Portfolio's shares to be acquired through such exchange may be legally made.

--------------------------------------------------------------------------------

DISTRIBUTIONS
--------------------------------------------------------------------------------

     Distributions from the net investment income of the Portfolio are declared daily as a dividend and paid monthly to you. Any net capital gain realized by the Portfolio will be distributed annually.

     All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

--------------------------------------------------------------------------------

TAXES
--------------------------------------------------------------------------------

     As long as the Portfolio meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. The Portfolio's distributions of net investment income (which include net short-term capital gains), whether received in cash or reinvested in additional Portfolio shares, are taxable to you as ordinary income. The Portfolio will notify you following the end of the calendar year of the amount of dividends paid that year.

     You will not recognize any gain or loss on the sale (redemption) or exchange of shares of the Portfolio so long as the Portfolio maintains a stable price of $1.00 a share.

     STATE AND LOCAL INCOME TAXES: You should consult your tax advisers concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

     This section is only a summary of some important income tax considerations that may affect your investment in the Portfolio. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                           DISTRIBUTION ARRANGEMENTS

     PFPC Distributors, Inc. manages the Portfolio's distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Portfolio does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

--------------------------------------------------------------------------------

MASTER/FEEDER STRUCTURE
--------------------------------------------------------------------------------

     Other institutional investors, including other mutual funds, may invest in the master fund. The master/feeder structure enables various institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of the master fund, including the Portfolio, will pay its proportionate share of the master fund's expenses.

     For reasons relating to costs or a change in investment goal, among others, the Portfolio could switch to another master fund or decide to manage its assets itself. The Portfolio is not currently contemplating such a move.

--------------------------------------------------------------------------------

SHARE CLASSES
--------------------------------------------------------------------------------

     The Portfolio issues Institutional and Service Shares. Each class of shares bears a pro rata portion of a Portfolio's common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Service Shares are offered to investors who use a financial intermediary to process transactions with the Portfolio and are subject to a shareholder service fee.

                                    GLOSSARY

MONEY MARKET FUNDS:
Money market funds invest only in high quality, short-term debt securities, commonly known as money market instruments. Money market funds follow strict rules about credit risk, maturity and diversification of their investments. An investment in a money market fund is not a bank deposit. Although a money market fund seeks to keep a constant share price of $1.00, you may lose money by investing in a money market fund.

YIELD:
Yield is a measure of the income (interest) earned by the securities in a fund's portfolio and paid to you over a specified time period. The annualized yield is expressed as a percentage of the offering price per share on a specified date.

MUTUAL FUND EXPENSES:
Every mutual fund has operating expenses to pay for professional advisory, distribution, administration, custody and other services. These expenses are deducted from Portfolio assets.

INVESTMENT ADVISER:
The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

NET ASSET VALUE OR "NAV":
NAV -- Assets - Liabilities
       --------------------
        Outstanding Shares

NET INVESTMENT INCOME:
Net investment income consists of interest earned by a fund on its investments less accrued expenses.

                              FOR MORE INFORMATION

     FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIO, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

     ANNUAL/SEMI-ANNUAL REPORTS: These reports contain performance data and information on portfolio holdings and operating results for the Portfolio's most recently completed fiscal year or half-year. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance.

     STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides a complete technical and legal description of the Portfolio's policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

     Copies of these documents and answers to questions about the Portfolio may be obtained without charge by contacting:

    WT Mutual Fund
    c/o PFPC Inc.
    760 Moore Road
    King of Prussia, PA 19406
    (800) 336-9970
    9:00 a.m. to 5:00 p.m., Eastern time

     Information about the Portfolio (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Portfolio may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

     FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970.

            The investment company registration number is 811-08648.

                    WILMINGTON PRIME MONEY MARKET PORTFOLIO
                      WILMINGTON U.S. GOVERNMENT PORTFOLIO
                        WILMINGTON TAX-EXEMPT PORTFOLIO

                               OF WT MUTUAL FUND
                                INVESTOR SHARES
--------------------------------------------------------------------------------

                       PROSPECTUS DATED NOVEMBER 1, 2003

     This prospectus gives vital information about these money market mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

     Please note that these Portfolios:

         --  are not bank deposits

         -- are not obligations of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

         --  are not federally insured

         -- are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency

         --  are not guaranteed to achieve their goal(s)

         --  may not be able to maintain a stable $1 share price

     Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                            PORTFOLIO DESCRIPTIONS

A look at the goals,
strategies,
risks and expenses of each
Portfolio.                       Summary.......................................3

                                 Performance Information.......................5

                                 Fees and Expenses.............................8

                                 Example.......................................9

                                 Investment Objectives.........................9

                                 Primary Investment Strategies................10

                                 Additional Risk Information..................11

                                 Financial Highlights.........................12

Details about the service
providers.                  MANAGEMENT OF THE PORTFOLIOS

                                 Investment Adviser...........................15

                                 Service Providers............................16

Policies and instructions
for
opening, maintaining and
closing an account in any
of
the Portfolios.             SHAREHOLDER INFORMATION

                                 Pricing of Shares............................17

                                 Purchase of Shares...........................17

                                 Redemption of Shares.........................19

                                 Exchange of Shares...........................20

                                 Distributions................................22

                                 Taxes........................................22

Details on the Portfolios'
distribution plans,
master/feeder arrangement
and share classes.          DISTRIBUTION ARRANGEMENTS

                                 Rule 12b-1 Fees..............................23

                                 Master/Feeder Structure......................23

                                 Share Classes................................23

                            GLOSSARY..........................................24

                            FOR MORE INFORMATION..............................25

For information about key terms and concepts, please refer to the "GLOSSARY."

                    WILMINGTON PRIME MONEY MARKET PORTFOLIO
                      WILMINGTON U.S. GOVERNMENT PORTFOLIO
                        WILMINGTON TAX-EXEMPT PORTFOLIO

                                INVESTOR SHARES
--------------------------------------------------------------------------------

                             PORTFOLIO DESCRIPTIONS

-------------------------------------------------------------------------------------------------------
SUMMARY
-------------------------------------------------------------------------------------------------------
Investment Objective                  --   The WILMINGTON PRIME MONEY MARKET and WILMINGTON U.S.
                                           GOVERNMENT PORTFOLIOS each seek high current income, while preserving capital and liquidity.
                                       --  The WILMINGTON TAX-EXEMPT PORTFOLIO seeks high current interest income exempt from Federal income taxes while
                                           preserving principal.
-------------------------------------------------------------------------------------------------------
Investment Focus                       --  Money market instruments
-------------------------------------------------------------------------------------------------------
Share Price Volatility                 --  Each Portfolio will strive to maintain a stable $1.00 share price.
-------------------------------------------------------------------------------------------------------
Principal Investment Strategy          --  Each Portfolio operates as a "feeder fund" which means that the Portfolio does not buy individual securities directly.
                                           Instead, it invests in a corresponding mutual fund or
                                           "master fund," which in turn purchases investment
                                           securities. The Portfolios invest all of their assets in
                                           master funds, which are separate series of WT Investment
                                           Trust I. Each Portfolio and its corresponding Series have
                                           the same investment objective, policies and limitations.
                                       --  The WILMINGTON PRIME MONEY MARKET PORTFOLIO invests in the
                                           Prime Money Market Series, which invests in money market
                                           instruments, including bank obligations, high quality
                                           commercial paper and U.S. Government obligations.
                                       --  The WILMINGTON U.S. GOVERNMENT PORTFOLIO invests in the U.S.
                                           Government Series, which invests at least 80% of its assets in U.S. Government obligations and repurchase agreements
                                           collateralized by such obligations.
                                       --  The WILMINGTON TAX-EXEMPT PORTFOLIO invests in the
                                           Tax-Exempt Series, which invests in high quality municipal obligations, municipal bonds and other instruments exempt
                                           from Federal income tax.

                                          --  In selecting securities for the Series, the investment adviser seeks current income, liquidity and safety of principal. The investment adviser may sell securities if the securities are downgraded to a lower ratings category.
                                          --  Each of the WILMINGTON PRIME MONEY MARKET, the WILMINGTON U.S. GOVERNMENT
                                              and the WILMINGTON TAX-EXEMPT PORTFOLIOS, through its corresponding Series, may invest more than 25% of its total assets in the obligations of banks, finance companies and utilities.
--------------------------------------------------------------------------------------------------------------------------
Principal Risks                    The Portfolios are subject to the risks summarized below, which are further described under "Additional Risk Information."
                                          --  An investment in a Portfolio is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the Federal
                                              Deposit Insurance Corporation or any other government agency. Although each
                                              Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Portfolio.
                                          --  The obligations in which the Portfolios invest through their corresponding
                                              Series are subject to credit risk and interest rate risk. Typically, when interest rates rise, the market prices of debt securities go down.
                                              Securities issued by government-sponsored entities are not insured or guaranteed by the U.S. Government.
                                          --  The performance of a Portfolio will depend on whether or not the investment adviser is successful in pursuing the investment strategy.
--------------------------------------------------------------------------------------------------------------------------
Investor Profile                          --  Conservative
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

                    WILMINGTON PRIME MONEY MARKET PORTFOLIO

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year. Of course, past performance does not necessarily indicate how the Portfolio will perform in the future.

                 ANNUAL RETURNS FOR THE PAST 10 CALENDAR YEARS

1993                                                                             2.86%
1994                                                                             3.89%
1995                                                                             5.63%
1996                                                                             5.08%
1997                                                                             5.22%
1998                                                                             5.17%
1999                                                                             4.80%
2000                                                                             6.11%
2001                                                                             3.92%
2002                                                                             1.47%

                               PERFORMANCE YEARS

       CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2003: 0.57%

           BEST QUARTER                      WORST QUARTER
           ------------                      -------------
              1.57%                              0.31%
       (December 31, 2000)                (December 31, 2002)

AVERAGE ANNUAL RETURNS AS OF 12/31/02                       1 Year      5 Years      10 Years
-------------------------------------                       ------      -------      --------
Prime Money Market Portfolio-Investor Shares                1.47%        4.28%        4.41%

                      WILMINGTON U.S. GOVERNMENT PORTFOLIO

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year. Of course, past performance does not necessarily indicate how the Portfolio will perform in the future.

                 ANNUAL RETURNS FOR THE PAST 10 CALENDAR YEARS

1993                                                                             2.82%
1994                                                                             3.82%
1995                                                                             5.51%
1996                                                                             4.99%
1997                                                                             5.12%
1998                                                                             5.07%
1999                                                                             4.69%
2000                                                                             5.94%
2001                                                                             3.71%
2002                                                                             1.26%

                               PERFORMANCE YEARS

       CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2003: 0.51%

           BEST QUARTER                      WORST QUARTER
           ------------                      -------------
              1.54%                              0.27%
       (December 31, 2000)                (December 31, 2002)

AVERAGE ANNUAL RETURNS AS OF 12/31/02                       1 Year      5 Years      10 Years
-------------------------------------                       ------      -------      --------
U.S. Government Portfolio-Investor Shares                   1.26%        4.12%        4.28%

                        WILMINGTON TAX-EXEMPT PORTFOLIO

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year. Of course, past performance does not necessarily indicate how the Portfolio will perform in the future.

                 ANNUAL RETURNS FOR THE PAST 10 CALENDAR YEARS

1993                                                                             1.98%
1994                                                                             2.42%
1995                                                                             3.47%
1996                                                                             3.01%
1997                                                                             3.15%
1998                                                                             2.98%
1999                                                                             2.76%
2000                                                                             3.65%
2001                                                                             2.30%
2002                                                                             0.90%

                               PERFORMANCE YEARS

       CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2003: 0.37%

           BEST QUARTER                      WORST QUARTER
           ------------                      -------------
              0.96%                              0.21%
       (December 31, 2000)                  (March 31, 2002)

AVERAGE ANNUAL RETURNS AS OF 12/31/02                       1 Year      5 Years      10 Years
-------------------------------------                       ------      -------      --------
Tax-Exempt Portfolio-Investor Shares                        0.90%        2.52%        2.66%

     You may call (800) 336-9970 to obtain a Portfolio's current 7-day yield.

--------------------------------------------------------------------------------

FEES AND EXPENSES
--------------------------------------------------------------------------------

     The table below describes the fees and expenses that you may pay if you buy and hold Investor Shares of a Portfolio. No sales charges or other fees are paid directly from your investment.

                                INVESTOR SHARES

   ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO
                                  ASSETS)(1):

                                                           U.S.
                                       Prime Money      Government   Tax-Exempt
                                     Market Portfolio   Portfolio    Portfolio
                                     ----------------   ----------   ----------
Management fees                            0.43%           0.47%        0.47%
Distribution (12b-1) fees(2)               0.10%           0.10%        0.10%
Other expenses                             0.04%           0.05%        0.06%
TOTAL ANNUAL OPERATING EXPENSES            0.57%           0.62%        0.63%

(1) This table and the example below each reflect the aggregate annual operating expenses of each Portfolio and the corresponding Series of the Trust in which the Portfolio invests.
(2) While the Distribution (12b-1) Plan provides for payments of up to 0.20% of each Portfolio's average net assets, the Board of Trustees has authorized annual payments of up to 0.10% of each Portfolio's average net assets.

--------------------------------------------------------------------------------

EXAMPLE
--------------------------------------------------------------------------------

     This example is intended to help you compare the cost of investing in Investor Shares of each Portfolio with the cost of investing in other mutual funds. The tables below show what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

         --  you reinvested all dividends;

         --  the average annual return was 5%;

         -- the Portfolio's total operating expenses are charged and remain the same over the time periods; and

         --  you redeemed all of your investment at the end of the time period.

     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

INVESTOR SHARES                         1 Year      3 Years      5 Years      10 Years
---------------                         ------      -------      -------      --------
Prime Money Market Portfolio             $58         $183         $318          $714
U.S. Government Portfolio                $63         $199         $346          $774
Tax-Exempt Portfolio                     $64         $202         $351          $786

     The above example is for comparison purposes only and is not a representation of a Portfolio's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------

     The WILMINGTON PRIME MONEY MARKET and the WILMINGTON U.S. GOVERNMENT PORTFOLIOS each seek a high level of current income consistent with the preservation of capital and liquidity. The WILMINGTON TAX-EXEMPT PORTFOLIO seeks as high a level of interest income exempt from Federal income tax as is consistent with preservation of principal.

     The investment objectives for each Portfolio may not be changed without shareholder approval. Each Portfolio is a money market fund and intends to maintain a stable $1 share price, although this may not be possible under certain circumstances. There can be no guarantee that any Portfolio will achieve its investment objective.

--------------------------------------------------------------------------------

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

     The WILMINGTON PRIME MONEY MARKET PORTFOLIO invests its assets in the Prime Money Market Series, which in turn invests in:

         -- U.S. dollar-denominated obligations of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and wholly-owned banking subsidiaries of foreign banks;

         -- commercial paper rated, at the time of purchase, in the highest category of short-term debt ratings of any two nationally recognized statistical rating organizations ("NRSRO");

         -- corporate obligations having a remaining maturity of 397 calendar days or less, issued by corporations having outstanding comparable obligations that are (a) rated in the two highest categories of any two NRSROs or (b) rated no lower than the two highest long-term debt ratings categories by any NRSRO;

         --  U.S. Government obligations;

         --  high quality municipal securities; and

         -- repurchase agreements that are fully collateralized by U.S. Government obligations.

     U.S. Government obligations are debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government obligations include securities issued by government-sponsored entities, such as the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, which are not issued, insured or guaranteed by the U.S. Treasury or the U.S. Government. Instruments issued by such government-sponsored entities are supported only by the credit of the issuing entity.

     The WILMINGTON U.S. GOVERNMENT PORTFOLIO invests its assets in the U.S. Government Series, which in turn invests at least 80% of its total assets in:

         --  U.S. Government obligations; and

         -- repurchase agreements that are fully collateralized by such obligations.

     U.S. Government obligations are debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government obligations include securities issued by government-sponsored entities, such as the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, which are not issued, insured or guaranteed by the U.S. Treasury or the U.S. Government. Instruments issued by such government-sponsored entities are supported only by the credit of the issuing entity.

     The WILMINGTON TAX-EXEMPT PORTFOLIO invests its assets in the Tax-Exempt Series, which in turn invests in:

         --  high quality municipal obligations and municipal bonds;

         --  floating and variable rate obligations;

         --  participation interests;

         --  high quality tax-exempt commercial paper; and

         --  high quality short-term municipal notes.

     The Tax-Exempt Series has adopted a policy that, under normal circumstances, at least 80% of its annual income will be exempt from Federal income tax. Additionally, at least 80% of its annual income will not be a tax preference item for purposes of the Federal alternative minimum tax.

     High quality securities include those that (1) are rated in one of the two highest short-term rating categories by two NRSROs, such as S&P, Moody's and Fitch IBCA (or by one NRSRO if only one NRSRO has issued a rating), or (2), if unrated, are issued by an issuer with comparable outstanding debt that is rated or are otherwise unrated and determined by the investment adviser to be of comparable quality.

     Each Series also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information ("SAI").

--------------------------------------------------------------------------------

ADDITIONAL RISK INFORMATION
--------------------------------------------------------------------------------

     The following is a list of certain risks that may apply to your investment in a Portfolio. Further information about investment risks is available in our
SAI:

         -- CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

         -- FOREIGN SECURITY RISK: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country.

         -- GOVERNMENT OBLIGATIONS RISK: The risk that government-sponsored entities may default on a financial obligation, since their securities are not insured or guaranteed by the U.S. Treasury or the U.S. Government.

         -- INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. The yield paid by a Portfolio will vary with changes in interest rates.

         -- MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

         -- MASTER/FEEDER RISK: While the master/feeder structure is designed to reduce costs, it may not do so, and the Portfolios might encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares of a master fund could have adverse effects on a Portfolio such as requiring the liquidation of a substantial portion of the master fund's holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than a Portfolio's interest and, therefore, could have effective voting control over the operation of the master fund.

         -- PREPAYMENT RISK: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The financial highlights tables are intended to help you understand each Portfolio's financial performance for the past 5 years. Certain information reflects financial results for a single Investor Share of a Portfolio. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and other distributions). Financial highlights have been audited by Ernst & Young LLP, whose report, along with each Portfolio's financial statements, is included in the Investor Shares' Annual Report, which is available without charge upon request.

                                                                                  For the Period      For the
                                                                                    October 1,      Fiscal Year
                                         For the Fiscal Years Ended June 30,           1998            Ended
                                      -----------------------------------------      through       September 30,
PRIME MONEY MARKET PORTFOLIO-          2003      2002       2001       2000+      June 30, 1999+       1998+
INVESTOR SHARES                       -------   -------   --------   ----------   --------------   -------------
NET ASSET VALUE-BEGINNING OF
  PERIOD............................  $  1.00   $  1.00   $   1.00   $     1.00     $     1.00      $     1.00
                                      -------   -------   --------   ----------     ----------      ----------
INVESTMENT OPERATIONS:
  Net investment income.............     0.01      0.02       0.06         0.05           0.04            0.05
                                      -------   -------   --------   ----------     ----------      ----------
DISTRIBUTIONS:
  From net investment income........    (0.01)    (0.02)     (0.06)       (0.05)         (0.04)          (0.05)
  From net realized gain............       --        --(2)       --          --             --              --
                                      -------   -------   --------   ----------     ----------      ----------
  Total distributions...............    (0.01)    (0.02)     (0.06)       (0.05)         (0.04)          (0.05)
                                      -------   -------   --------   ----------     ----------      ----------
NET ASSET VALUE-END OF PERIOD.......  $  1.00   $  1.00   $   1.00   $     1.00     $     1.00      $     1.00
                                      =======   =======   ========   ==========     ==========      ==========
TOTAL RETURN........................    1.07%     2.26%      5.68%        5.45%          3.51%**         5.26%
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:(1)
  Expenses..........................    0.51%     0.43%      0.48%        0.50%          0.52%*          0.53%
  Net investment income.............    1.10%     2.54%      5.70%        5.35%          4.61%*          5.13%
Net assets at end of period
  (000 omitted).....................  $28,937   $43,314   $382,884   $2,064,018     $1,651,174      $1,702,734

*   Annualized.
**  Not annualized.
+ Effective November 1, 1999, the Rodney Square Money Market Portfolio ("Rodney Square Portfolio") was merged into the Wilmington Prime Money Market Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.
(1) Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I-Prime Money Market Series.
(2) Distributions were less than $0.01 per share.

                                                                                For the Period      For the
                                                                                  October 1,      Fiscal Year
                                        For the Fiscal Years Ended June 30,          1998            Ended
                                       --------------------------------------      through       September 30,
U.S. GOVERNMENT PORTFOLIO-              2003      2002      2001      2000+     June 30, 1999+       1998+
INVESTOR SHARES                        -------   -------   -------   --------   --------------   -------------
NET ASSET VALUE-BEGINNING OF
  PERIOD.............................  $  1.00   $  1.00   $  1.00   $   1.00      $   1.00        $   1.00
                                       -------   -------   -------   --------      --------        --------
INVESTMENT OPERATIONS:
  Net investment income..............     0.01      0.02      0.05       0.05          0.03            0.05
                                       -------   -------   -------   --------      --------        --------
DISTRIBUTIONS:
  From net investment income.........    (0.01)    (0.02)    (0.05)     (0.05)        (0.03)          (0.05)
  From net realized gain.............       --        --(2)      --        --            --              --
                                       -------   -------   -------   --------      --------        --------
  Total distributions................    (0.01)    (0.02)    (0.05)     (0.05)        (0.03)          (0.05)
                                       -------   -------   -------   --------      --------        --------
NET ASSET VALUE-END OF PERIOD........  $  1.00   $  1.00   $  1.00   $   1.00      $   1.00        $   1.00
                                       =======   =======   =======   ========      ========        ========
TOTAL RETURN.........................    0.95%     2.02%     5.50%      5.25%         3.42%**         5.19%
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:(1)
  Expenses...........................    0.57%     0.54%     0.54%      0.54%         0.54%*          0.54%
  Net investment income..............    0.93%     2.37%     5.59%      5.17%         4.51%*          5.06%
Net assets at end of period
  (000 omitted)......................  $34,252   $23,576   $95,324   $765,121      $547,833        $802,153

*   Annualized.
**  Not annualized.
+ Effective November 1, 1999, the Rodney Square U.S. Government Portfolio ("Rodney Square Portfolio") was merged into the Wilmington U.S. Government Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.
(1) Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I-U.S. Government Series.
(2) Distributions were less than $0.01 per share.

                                                                               For the Period       For the
                                                                                 October 1,       Fiscal Year
                                       For the Fiscal Years Ended June 30,          1998             Ended
                                      --------------------------------------       through       September 30,
TAX-EXEMPT PORTFOLIO- INVESTOR         2003      2002      2001      2000+     June 30, 1999+        1998+
SHARES                                -------   -------   -------   --------   ---------------   -------------
NET ASSET VALUE-BEGINNING OF
  PERIOD............................  $  1.00   $  1.00   $  1.00   $   1.00      $   1.00         $   1.00
                                      -------   -------   -------   --------      --------         --------
INVESTMENT OPERATIONS:
  Net investment income.............     0.01      0.01      0.03       0.03          0.02             0.03
                                      -------   -------   -------   --------      --------         --------
DISTRIBUTIONS:
  From net investment income........    (0.01)    (0.01)    (0.03)     (0.03)       (0.02)            (0.03)
                                      -------   -------   -------   --------      --------         --------
NET ASSET VALUE-END OF PERIOD.......  $  1.00   $  1.00   $  1.00   $   1.00      $   1.00         $   1.00
                                      =======   =======   =======   ========      ========         ========
TOTAL RETURN........................    0.73%     1.30%     3.38%      3.23%         1.96%**          3.11%
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:(1)
  Expenses..........................    0.57%     0.56%     0.53%      0.55%         0.55%*           0.55%
  Net investment income.............    0.72%     1.49%     3.36%      3.21%         2.58%*           3.05%
Net assets at end of period
  (000 omitted).....................  $23,382   $29,597   $65,138   $483,092      $451,509         $392,610

*   Annualized.
**  Not annualized.
+ Effective November 1, 1999, the Rodney Square Tax-Exempt Portfolio ("Rodney Square Portfolio") was merged into the Wilmington Tax-Exempt Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.
(1) Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I-Tax-Exempt Series.

                          MANAGEMENT OF THE PORTFOLIOS

     The Board of Trustees for each Portfolio supervises the management, activities and affairs of the Portfolio and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Portfolio and its shareholders.

--------------------------------------------------------------------------------

INVESTMENT ADVISER
--------------------------------------------------------------------------------

     Rodney Square Management Corporation ("RSMC"), the Series' investment adviser, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. In the past, RSMC has provided asset management services to other mutual funds, individuals, personal trusts, municipalities, corporations and other organizations. As of September 30, 2003, RSMC had $5.6 billion in assets under management.

     For the twelve months ended June 30, 2003, the Prime Money Market Series, the U.S. Government Series and the Tax-Exempt Series paid RSMC a fee at an annual rate of 0.43%, 0.47% and 0.47%, respectively, of the Series' average daily net assets for investment advisory services.

--------------------------------------------------------------------------------

SERVICE PROVIDERS
--------------------------------------------------------------------------------

     The chart below provides information on the primary service providers.

                                  [FLOW CHART]
WT MUTUAL FUND
WILMINGTON PRIME MONEY MARKET PORTFOLIO
WILMINGTON U.S. GOVERNMENT PORTFOLIO
WILMINGTON TAX-EXEMPT PORTFOLIO

Asset Management

INVESTMENT ADVISER

Rodney Square Management Corp.
1100 North Market Street
Wilmington, DE 19890
Manages each Series' investment activities.

Fund Operations

ADMINISTRATOR

Rodney Square Management Corp.
1100 North Market Street
Wilmington, DE 19890

SUB-ADMINISTRATOR AND
ACCOUNTING AGENT

PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809
Provides facilities, equipment and personnel to carry out administrative services related to each Portfolio and calculates each Portfolio's NAV and distributions.

Shareholder
Services

TRANSFER AGENT

PFPC Inc.
760 Moore Road
King of Prussia, PA 19406
Handles shareholder services, including recordkeeping and statements, payment of distributions and processing of buy and sell requests.

Asset
Safe Keeping

CUSTODIAN

Wilmington Trust Company
1100 North Market Street
Wilmington, DE 19890
Holds each Portfolio's assets, settles all portfolio trades and collects most of the valuation data required for calculating each Portfolio's NAV per share.

Distribution

DISTRIBUTOR

PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406
Distributes the Portfolio's shares.

                            SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING OF SHARES
--------------------------------------------------------------------------------

     Each Portfolio uses its best effort to maintain its $1 constant share price and values its securities at amortized cost. This involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of fluctuating interest rates on the market value of the security. All cash, receivables and current payables are carried at their face value. Other assets, if any, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

     PFPC determines the NAV per share of each Portfolio as of 12:00 p.m. Eastern time for the Tax-Exempt Portfolio and as of 2:00 p.m. Eastern time for the Prime Money Market Portfolio and U.S. Government Portfolio on each Business Day (a day that the New York Stock Exchange and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in a Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in that Portfolio.

     Shares will not be priced on those days the Portfolios are closed. As of the date of this prospectus, those days are:

New Year's Day                Good Friday                   Labor Day
Martin Luther King, Jr.       Memorial Day                  Thanksgiving Day
Day                           Independence Day              Christmas Day
Presidents' Day

--------------------------------------------------------------------------------

PURCHASE OF SHARES
--------------------------------------------------------------------------------

     Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Investor Shares of each Portfolio is $1,000. Additional investments in a Portfolio may be made in any amount. You may purchase shares as specified below.

     You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Portfolios' distributor ("Service Organization"), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Portfolios. If you wish to purchase Portfolio shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

     BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Money Market Portfolios, indicating the name and class of the Portfolio, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Portfolio account number. When you make purchases by check, each Portfolio may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

    Regular mail:                                              Overnight mail:
    -------------                                              ---------------
    Wilmington Money Market Portfolios            Wilmington Money Market Portfolios
    c/o PFPC Inc.                                 c/o PFPC Inc.
    P.O. Box 9828                                 760 Moore Road
    Providence, RI 02940                          King of Prussia, PA 19406

     BY WIRE: You may purchase shares by wiring federal funds. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

     ADDITIONAL INFORMATION REGARDING PURCHASES: Investments in a Portfolio are accepted on the Business Day that federal funds are deposited for your account on or before 12:00 p.m. Eastern time for the Tax-Exempt Portfolio and on or before 2:00 p.m. Eastern time for the Prime Money Market Portfolio and the U.S. Government Portfolio. Monies immediately convertible to federal funds are deposited for your account on or before 12:00 p.m. Eastern time for the Tax-Exempt Portfolio and on or before 2:00 p.m. Eastern time for the Prime Money Market Portfolio and the U.S. Government Portfolio or when checks deposited for your account have been converted to federal funds (usually within two Business Days after receipt). All investments in a Portfolio are credited to your account as shares of the Portfolio immediately upon acceptance and become entitled to dividends declared as of the day and time of investment.

     Any purchase order may be rejected if a Portfolio determines that accepting the order would not be in the best interest of the Portfolio or its shareholders.

     It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

     For information on other ways to purchase shares, including through an individual retirement account (IRA), an automatic investment plan or a payroll investment plan, please refer to our SAI.

--------------------------------------------------------------------------------

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

     You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. There is no fee when Portfolio shares are redeemed. It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions or the next Business Day if received after 12:00 p.m. Eastern time for the Tax-Exempt Portfolio and 2:00 p.m. Eastern time for the Prime Money Market Portfolio and the U.S. Government Portfolio or on a non-Business Day, but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Portfolio's name and your account number should accompany any redemption requests.

     BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Portfolio name, your account number and your name. The written instructions and signature guarantee should be mailed to:

    Regular mail:                                              Overnight mail:
    -------------                                              ---------------
    Wilmington Money Market Portfolios            Wilmington Money Market Portfolios
    c/o PFPC Inc.                                 c/o PFPC Inc.
    P.O. Box 9828                                 760 Moore Road
    Providence, RI 02940                          King of Prussia, PA 19406

     BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Portfolios have certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

     BY CHECK: You may use the checkwriting option to redeem Portfolio shares by drawing a check for $500 or more against a Portfolio account. When the check is presented for payment, a sufficient number of shares will be redeemed from your account to cover the amount of the check. This procedure enables you to continue receiving dividends on those shares until the check is presented for payment. Because the aggregate amount of Portfolio shares owned is likely to change each day, you should not attempt to redeem all shares held in your account by using the checkwriting procedure. Charges will be imposed for specially imprinted checks, business checks, copies of canceled checks, stop payment orders, checks returned due to "nonsufficient funds" and other returned checks. These charges will be paid by redeeming automatically an appropriate number of Portfolio shares. Each Portfolio and the transfer agent reserve the right to terminate or alter the checkwriting service at any time. The transfer agent also reserves the right to impose a service charge in connection with the checkwriting service. If you are interested in the check writing service, contact the transfer agent for further information. This service is generally not available for clients of Wilmington Trust through their trust or corporate cash management accounts, since it is already provided for these customers through Wilmington

Trust. The service may also not be available for Service Organization clients who are provided a similar service by those organizations.

     ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of your signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares.

     If the shares to be redeemed represent a recent investment made by a check, each Portfolio reserves the right not to send the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

     SMALL ACCOUNTS: If the value of your Portfolio account falls below $500, the Portfolio may ask you to increase your balance. If the account value is still below $500 after 60 days, the Portfolio may close your account and send you the proceeds. The Portfolio will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

     For additional information on other ways to redeem shares, please refer to our SAI.

--------------------------------------------------------------------------------

EXCHANGE OF SHARES
--------------------------------------------------------------------------------

     You may exchange all or a portion of your shares in a Portfolio for Investor Shares of the following funds ("Wilmington Portfolios"):

     Wilmington Prime Money Market Portfolio

     Wilmington U.S. Government Portfolio

     Wilmington Tax-Exempt Portfolio

     Wilmington Short/Intermediate Bond Portfolio

     Wilmington Broad Market Bond Portfolio

     Wilmington Municipal Bond Portfolio

     Wilmington Short-Term Income Portfolio

     Wilmington Large Cap Growth Portfolio

     Wilmington Large Cap Core Portfolio
Wilmington Small Cap Core Portfolio

Wilmington Small Cap Growth Portfolio

Wilmington International Multi-Manager Portfolio

Wilmington Large Cap Value Portfolio

Wilmington Real Estate Portfolio

Wilmington Large Cap Strategic Allocation Fund

Wilmington Mid Cap Strategic Allocation Fund

Wilmington Small Cap Strategic Allocation Fund

     Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter.

     Exchange transactions will be subject to the minimum initial investment and other requirements of the Wilmington Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $500.

     To obtain prospectuses of the other Wilmington Portfolios, you may call
(800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Portfolios may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Wilmington Portfolio's shares to be acquired through such exchange may be legally made.

--------------------------------------------------------------------------------

DISTRIBUTIONS
--------------------------------------------------------------------------------

     Distributions from the net investment income of each Portfolio are declared daily as a dividend and paid monthly to you. Any net capital gain realized by a Portfolio will be distributed annually.

     All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

--------------------------------------------------------------------------------

TAXES
--------------------------------------------------------------------------------

     As long as a Portfolio meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. The Portfolios' distributions of net investment income (which include net short-term capital gains), whether received in cash or reinvested in additional Portfolio shares, are taxable to you as ordinary income. Each Portfolio will notify you following the end of the calendar year of the amount of dividends paid that year.

     You will not recognize any gain or loss on the sale (redemption) or exchange of shares of a Portfolio so long as that Portfolio maintains a stable price of $1.00 a share. Dividend distributions by the Tax-Exempt Portfolio of the excess of its interest income on tax-exempt securities over certain amounts disallowed as deductions ("exempt-interest dividends") may be treated by you as interest excludable from your gross income. The Tax-Exempt Portfolio intends to distribute income that is exempt from Federal income tax, though it may invest a portion of its assets in securities that generate taxable income. Income exempt from Federal income tax may be subject to state and local income tax. Additionally, any capital gains distributed by the Tax-Exempt Portfolio may be taxable.

     STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

     This section is only a summary of some important income tax considerations that may affect your investment in a Portfolio. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                           DISTRIBUTION ARRANGEMENTS

     PFPC Distributors, Inc. ("Distributor") manages the Portfolios' distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. Other than the Rule 12b-1 fees described below, the Portfolios do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

--------------------------------------------------------------------------------

RULE 12B-1 FEES
--------------------------------------------------------------------------------

     The Investor Shares of each Portfolio has adopted a distribution plan under Rule 12b-1 that allows a Portfolio to pay a fee to the Distributor for the sale and distribution of Investor Shares, and for services provided to shareholders of Investor Shares. Because these fees are paid out of a Portfolio's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. While the Distribution (12b-1) Plan provides for payments of up to 0.20% of the average net assets of each Portfolio's Investor Shares, the Board of Trustees has authorized annual payments of up to 0.10% of the average net assets of each Portfolio's Investor Shares.

--------------------------------------------------------------------------------

MASTER/FEEDER STRUCTURE
--------------------------------------------------------------------------------

     Other institutional investors, including other mutual funds, may invest in the master funds. The master/feeder structure enables various institutional investors, including the Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of a master fund, including the Portfolios, will pay its proportionate share of the master fund's expenses.

     For reasons relating to costs or a change in investment goal, among others, a Portfolio could switch to another master fund or decide to manage its assets itself. No Portfolio is currently contemplating such a move.

--------------------------------------------------------------------------------

SHARE CLASSES
--------------------------------------------------------------------------------

     The Portfolios issue Investor and Service Shares. Each class of shares bears a pro rata portion of a Portfolio's common expenses in addition to expenses directly attributable to that class. Investor Shares pay a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares. Services Shares are offered to investors who use a financial intermediary to process transactions and are subject to a shareholder service fee.

                                    GLOSSARY

MONEY MARKET FUNDS:
Money market funds invest only in high quality, short-term debt securities, commonly known as money market instruments. Money market funds follow strict rules about credit risk, maturity and diversification of their investments. An investment in a money market fund is not a bank deposit. Although a money market fund seeks to keep a constant share price of $1.00, you may lose money by investing in a money market fund.

YIELD:
Yield is a measure of the income (interest) earned by the securities in a fund's portfolio and paid to you over a specified time period. The annualized yield is expressed as a percentage of the offering price per share on a specified date.

MUTUAL FUND EXPENSES:
Unlike an index, every mutual fund has operating expenses to pay for professional advisory, distribution, administration, custody and other services. These expenses are deducted from Portfolio assets.

INVESTMENT ADVISER:
The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the mutual fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

NET ASSET VALUE OR "NAV":
NAV = Assets - Liabilities
      --------------------
       Outstanding Shares

NET INVESTMENT INCOME:
Net investment income consists of interest and dividends earned by a mutual fund on its investments less accrued expenses.

RULE 12B-1 FEES:
Rule 12b-1 fees, charged by some funds, are deducted from fund assets to pay for marketing and advertising expenses or, more commonly, to compensate sales professionals for selling fund shares.

                              FOR MORE INFORMATION

     FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIOS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

     ANNUAL/SEMI-ANNUAL REPORTS: These reports contain performance data and information on portfolio holdings and operating results for a Portfolio's most recently completed fiscal year or half-year. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance.

     STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides a complete technical and legal description of a Portfolio's policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

     Copies of these documents and answers to questions about the Portfolios may be obtained without charge by contacting:

     WT Mutual Fund
     c/o PFPC Inc.
     760 Moore Road
     King of Prussia, PA 19406
     (800) 336-9970
     9:00 a.m. to 5:00 p.m., Eastern time

     Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Portfolios may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

     FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970.

            The investment company registration number is 811-08648.

                    WILMINGTON PRIME MONEY MARKET PORTFOLIO
                      WILMINGTON U.S. GOVERNMENT PORTFOLIO
                        WILMINGTON TAX-EXEMPT PORTFOLIO

                               OF WT MUTUAL FUND
                                 SERVICE SHARES
--------------------------------------------------------------------------------

                       PROSPECTUS DATED NOVEMBER 1, 2003

     This prospectus gives vital information about these money market mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

     Please note that these Portfolios:

         --  are not bank deposits

         -- are not obligations of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

         --  are not federally insured

         -- are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency

         --  are not guaranteed to achieve their goal(s)

         --  may not be able to maintain a stable $1 share price

     Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                            PORTFOLIO DESCRIPTIONS

A look at the goals,
strategies,
risks and expenses of each
Portfolio.                       Summary.......................................3

                                 Performance Information.......................5

                                 Fees and Expenses.............................8

                                 Example.......................................9

                                 Investment Objectives.........................9

                                 Primary Investment Strategies................10

                                 Additional Risk Information..................11

                                 Financial Highlights.........................12

Details about the service
providers.                  MANAGEMENT OF THE PORTFOLIOS

                                 Investment Adviser...........................15

                                 Service Providers............................16

Policies and instructions
for
opening, maintaining and
closing an account in any
of
the Portfolios.             SHAREHOLDER INFORMATION

                                 Pricing of Shares............................17

                                 Purchase of Shares...........................17

                                 Redemption of Shares.........................19

                                 Exchange of Shares...........................20

                                 Distributions................................21

                                 Taxes........................................21

Details on the Portfolios'
shareholder service fees,
master/feeder arrangement
and share classes.          DISTRIBUTION AND SERVICE ARRANGEMENTS

                                 Shareholder Service Fees.....................22

                                 Master/Feeder Structure......................22

                                 Share Classes................................22

                            GLOSSARY..........................................23

                            FOR MORE INFORMATION..............................24

For information about key terms and concepts, please refer to the "GLOSSARY."

                    WILMINGTON PRIME MONEY MARKET PORTFOLIO
                      WILMINGTON U.S. GOVERNMENT PORTFOLIO
                        WILMINGTON TAX-EXEMPT PORTFOLIO

                                 SERVICE SHARES
--------------------------------------------------------------------------------

                             PORTFOLIO DESCRIPTIONS

--------------------------------------------------------------------------------------------------
SUMMARY
--------------------------------------------------------------------------------------------------
Investment Objective                  --   The WILMINGTON PRIME MONEY MARKET and WILMINGTON U.S.
                                           GOVERNMENT PORTFOLIOS each seek high current income,
                                           while preserving capital and liquidity.
                                      --   The WILMINGTON TAX-EXEMPT PORTFOLIO seeks high current
                                      interest income exempt from Federal income taxes while
                                           preserving principal.
--------------------------------------------------------------------------------------------------
Investment Focus                      --   Money market instruments
--------------------------------------------------------------------------------------------------
Share Price Volatility                --   Each Portfolio will strive to maintain a stable $1.00
                                      share price.
--------------------------------------------------------------------------------------------------
Principal Investment Strategy         --   Each Portfolio operates as a "feeder fund" which means
                                      that the Portfolio does not buy individual securities
                                           directly. Instead, it invests in a corresponding mutual
                                           fund or "master fund," which in turn purchases
                                           investment securities. The Portfolios invest all of
                                           their assets in master funds, which are separate series
                                           of WT Investment Trust I. Each Portfolio and its
                                           corresponding Series have the same investment
                                           objective, policies and limitations.
                                      --   The WILMINGTON PRIME MONEY MARKET PORTFOLIO invests in
                                      the Prime Money Market Series, which invests in money market instruments, including bank obligations, high quality
                                           commercial paper and U.S. Government obligations.
                                      --   The WILMINGTON U.S. GOVERNMENT PORTFOLIO invests in the
                                      U.S. Government Series, which invests at least 80% of its
                                           assets in U.S. Government obligations and repurchase
                                           agreements collateralized by such obligations.
                                      --   The WILMINGTON TAX-EXEMPT PORTFOLIO invests in the
                                      Tax-Exempt Series, which invests in high quality municipal obligations, municipal bonds and other instruments
                                           exempt from Federal income tax.

                                      --   In selecting securities for the Series, the investment
                                      adviser seeks current income, liquidity and safety of
                                           principal. The investment adviser may sell securities
                                           if the securities are downgraded to a lower ratings
                                           category.
                                      --   Each of the WILMINGTON PRIME MONEY MARKET, the
                                      WILMINGTON U.S. GOVERNMENT and the WILMINGTON TAX-EXEMPT
                                           PORTFOLIOS, through its corresponding Series, may
                                           invest more than 25% of its total assets in the
                                           obligations of banks, finance companies and utilities.
--------------------------------------------------------------------------------------------------
Principal Risks                       The Portfolios are subject to the risks summarized below,
                                      which are further described under "Additional Risk
                                      Information."
                                      --   An investment in a Portfolio is not a deposit of
                                      Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance
                                           Corporation or any other government agency. Although
                                           each Portfolio seeks to preserve the value of your
                                           investment at $1.00 per share, it is possible to lose
                                           money by investing in a Portfolio.
                                      --   The obligations in which the Portfolios invest through
                                      their corresponding Series are subject to credit risk and
                                           interest rate risk. Typically, when interest rates
                                           rise, the market prices of debt securities go down.
                                           Securities issued by government-sponsored entities are
                                           not insured or guaranteed by the U.S. Government.
                                      --   The performance of a Portfolio will depend on whether
                                      or not the investment adviser is successful in pursuing the investment strategy.
--------------------------------------------------------------------------------------------------
Investor Profile                      --   Conservative
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

                    WILMINGTON PRIME MONEY MARKET PORTFOLIO

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year. Of course, past performance does not necessarily indicate how the Portfolio will perform in the future.


       ANNUAL RETURN FOR CALENDAR YEAR SINCE INCEPTION
                                                                   [PERCENTAGES]

[BAR CHART]

2002                                                                             1.19

                               PERFORMANCE YEARS

       CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2003: 0.41%

           BEST QUARTER                      WORST QUARTER
           ------------                      -------------
              0.33%                              0.26%
         (March 31, 2002)                 (December 31, 2002)

AVERAGE ANNUAL RETURNS AS OF 12/31/02                1 Year      Since Inception (April 2, 2001)
-------------------------------------                ------      -------------------------------
Prime Money Market Portfolio-Service Shares           1.19%                   2.02%

                      WILMINGTON U.S. GOVERNMENT PORTFOLIO

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing the changes in the Portfolio's performance from calendar year to calendar year. Of course, past performance does not necessarily indicate how the Portfolio will perform in the future.


       ANNUAL RETURN FOR CALENDAR YEAR SINCE INCEPTION
                                                                   [PERCENTAGES]

[BAR CHART]

2002                                                                             1.04

                               PERFORMANCE YEARS

       CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2003: 0.36%

           BEST QUARTER                      WORST QUARTER
           ------------                      -------------
              0.29%                              0.21%
         (March 31, 2002)                 (December 31, 2002)

AVERAGE ANNUAL RETURNS AS OF 12/31/02               1 Year       Since Inception (April 2, 2001)
-------------------------------------               -------      -------------------------------
U.S. Government Portfolio-Service Shares             1.04%                    1.84%

                        WILMINGTON TAX-EXEMPT PORTFOLIO

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year. Of course, past performance does not necessarily indicate how the Portfolio will perform in the future.


       ANNUAL RETURN FOR CALENDAR YEAR SINCE INCEPTION
                                                                   [PERCENTAGES]

[BAR CHART]

2002                                                                             0.70

                               PERFORMANCE YEARS

       CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2003: 0.22%

           BEST QUARTER                      WORST QUARTER
           ------------                      -------------
              0.19%                              0.17%
         (June 30, 2002)                  (September 30, 2002)

AVERAGE ANNUAL RETURNS AS OF 12/31/02               1 Year       Since Inception (April 2, 2001)
-------------------------------------               -------      -------------------------------
Tax-Exempt Portfolio-Service Shares                  0.70%                    1.18%

     You may call (800) 336-9970 to obtain a Portfolio's current 7-day yield.

--------------------------------------------------------------------------------

FEES AND EXPENSES
--------------------------------------------------------------------------------

     The table below describes the fees and expenses that you may pay if you buy and hold Service Shares of a Portfolio. No sales charges or other fees are paid directly from your investment.

                                 SERVICE SHARES

   ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO
                                  ASSETS)(1):

                                                         U.S.
                                     Prime Money      Government   Tax-Exempt
                                   Market Portfolio   Portfolio    Portfolio
                                   ----------------   ----------   ----------
Management fees                         0.43%            0.47%        0.47%
Distribution (12b-1) fees               None             None         None
Shareholder Service fees                0.25%            0.25%        0.25%
Other expenses                          0.04%            0.05%        0.06%
TOTAL ANNUAL OPERATING EXPENSES         0.72%            0.77%        0.78%

1 This table and the example below each reflect the aggregate annual operating expenses of each Portfolio and the corresponding Series of the Trust in which the Portfolio invests.

--------------------------------------------------------------------------------

EXAMPLE
--------------------------------------------------------------------------------

     This example is intended to help you compare the cost of investing in Service Shares of each Portfolio with the cost of investing in other mutual funds. The tables below show what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

         --  you reinvested all dividends;

         --  the average annual return was 5%;

         -- the Portfolio's total operating expenses are charged and remain the same over the time periods; and

         --  you redeemed all of your investment at the end of the time period.

     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

SERVICE SHARES                          1 Year      3 Years      5 Years      10 Years
--------------                          ------      -------      -------      --------
Prime Money Market Portfolio             $74         $230         $401          $894
U.S. Government Portfolio                $79         $246         $428          $954
Tax-Exempt Portfolio                     $80         $249         $433          $966

     The above example is for comparison purposes only and is not a representation of a Portfolio's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------

     The WILMINGTON PRIME MONEY MARKET and the WILMINGTON U.S. GOVERNMENT PORTFOLIOS each seek a high level of current income consistent with the preservation of capital and liquidity. The WILMINGTON TAX-EXEMPT PORTFOLIO seeks as high a level of interest income exempt from Federal income tax as is consistent with preservation of principal.

     The investment objectives for each Portfolio may not be changed without shareholder approval. Each Portfolio is a money market fund and intends to maintain a stable $1 share price, although this may not be possible under certain circumstances. There can be no guarantee that any Portfolio will achieve its investment objective.

--------------------------------------------------------------------------------

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

     The WILMINGTON PRIME MONEY MARKET PORTFOLIO invests its assets in the Prime Money Market Series, which in turn invests in:

         -- U.S. dollar-denominated obligations of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and wholly-owned banking subsidiaries of foreign banks;

         -- commercial paper rated at the time of purchase, in the highest category of short-term debt ratings of any two nationally recognized statistical rating organizations ("NRSRO");

         -- corporate obligations having a remaining maturity of 397 calendar days or less, issued by corporations having outstanding comparable obligations that are (a) rated in the two highest categories of any two NRSROs or (b) rated no lower than the two highest long-term debt ratings categories by any NRSRO;

         --  U.S. Government obligations;

         --  high quality municipal securities; and

         -- repurchase agreements that are fully collateralized by U.S. Government obligations.

     U.S. Government obligations are debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government obligations include securities issued by government-sponsored entities, such as the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, which are not issued, insured or guaranteed by the U.S. Treasury or the U.S. Government. Instruments issued by such government-sponsored entities are supported only by the credit of the issuing entity.

     The WILMINGTON U.S. GOVERNMENT PORTFOLIO invests its assets in the U.S. Government Series, which in turn invests at least 80% of its total assets in:

         --  U.S. Government obligations; and

         -- repurchase agreements that are fully collateralized by such obligations.

     U.S. Government obligations are debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government obligations include securities issued by government-sponsored entities, such as the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, which are not issued, insured or guaranteed by the U.S. Treasury or the U.S. Government. Instruments issued by such government-sponsored entities are supported only by the credit of the issuing entity.

     The WILMINGTON TAX-EXEMPT PORTFOLIO invests its assets in the Tax-Exempt Series, which in turn invests in:

         --  high quality municipal obligations and municipal bonds;

         --  floating and variable rate obligations;

         --  participation interests;

         --  high quality tax-exempt commercial paper; and

         --  high quality short-term municipal notes.

     The Tax-Exempt Series has adopted a policy that, under normal circumstances, at least 80% of its annual income will be exempt from Federal income tax. Additionally, at least 80% of its annual income will not be a tax preference item for purposes of the Federal alternative minimum tax.

     High quality securities include those that (1) are rated in one of the two highest short-term rating categories by two NRSROs, such as S&P, Moody's and Fitch IBCA (or by one NRSRO if only one NRSRO has issued a rating), or (2), if unrated, are issued by an issuer with comparable outstanding debt that is rated or are otherwise unrated and determined by the investment adviser to be of comparable quality.

     Each Series also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information ("SAI").

--------------------------------------------------------------------------------

ADDITIONAL RISK INFORMATION
--------------------------------------------------------------------------------

     The following is a list of certain risks that may apply to your investment in a Portfolio. Further information about investment risks is available in our
SAI:

         -- CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

         -- FOREIGN SECURITY RISK: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country.

         -- GOVERNMENT OBLIGATIONS RISK: The risk that government-sponsored entities may default on a financial obligation, since their securities are not insured or guaranteed by the U.S. Treasury or the U.S. Government.

         -- INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. The yield paid by a Portfolio will vary with changes in interest rates.

         -- MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

         -- MASTER/FEEDER RISK: While the master/feeder structure is designed to reduce costs, it may not do so, and the Portfolios might encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares of a master fund could have adverse effects on a Portfolio such as requiring the liquidation of a substantial portion of the master fund's holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than a Portfolio's interest and, therefore, could have effective voting control over the operation of the master fund.

         -- PREPAYMENT RISK: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The financial highlights tables are intended to help you understand each Portfolio's financial performance since inception. Certain information reflects financial results for a single Service Share of a Portfolio. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and other distributions). Financial highlights have been audited by Ernst & Young LLP, whose report, along with each Portfolio's financial statements, is included in the Service Shares' Annual Report, which is available without charge upon request.

                                           For the          For the        For the Period
                                         Fiscal Year      Fiscal Year     April 2, 2001(2)
                                            Ended            Ended            through
PRIME MONEY MARKET PORTFOLIO-SERVICE    June 30, 2003    June 30, 2002     June 30, 2001
SHARES                                  -------------    -------------    ----------------
NET ASSET VALUE-BEGINNING OF
  PERIOD............................     $     1.00       $     1.00         $     1.00
                                         ----------       ----------         ----------
INVESTMENT OPERATIONS:
  Net investment income.............           0.01             0.02               0.01
                                         ----------       ----------         ----------
DISTRIBUTIONS:
  From net investment income........          (0.01)           (0.02)             (0.01)
  From net realized gain............             --               --(3)              --
                                         ----------       ----------         ----------
     Total distributions............          (0.01)           (0.02)             (0.01)
                                         ----------       ----------         ----------
NET ASSET VALUE-END OF PERIOD.......     $     1.00       $     1.00         $     1.00
                                         ==========       ==========         ==========
TOTAL RETURN........................          0.87%            1.95%              1.01%**
RATIOS (TO AVERAGE NET
  ASSETS)/SUPPLEMENTAL DATA:(1)
  Expenses..........................          0.72%            0.72%              0.72%*
  Net investment income.............          0.86%            1.91%              3.97%*
Net assets at end of period (000
  omitted)..........................     $2,354,190       $2,358,034         $2,155,407

 * Annualized.
** Not annualized.
 1 The expense and net investment income ratios include expenses allocated from the WT Investment Trust I-Prime Money Market Series.
 2 Commencement of operations.
 3 Distributions were less than $0.01 per share.

                                              For the         For the       For the Period
                                            Fiscal Year     Fiscal Year    April 2, 2001(2)
                                               Ended           Ended           through
                                           June 30, 2003   June 30, 2002    June 30, 2001
U.S. GOVERNMENT PORTFOLIO- SERVICE SHARES  -------------   -------------   ----------------
NET ASSET VALUE-BEGINNING OF PERIOD.....     $   1.00        $   1.00         $     1.00
                                             --------        --------         ----------
INVESTMENT OPERATIONS:
  Net investment income.................         0.01            0.02               0.01
                                             --------        --------         ----------
DISTRIBUTIONS:
  From net investment income............        (0.01)          (0.02)             (0.01)
  From net realized gain................           --           --(3)                 --
                                             --------        --------         ----------
     Total distributions................        (0.01)          (0.02)             (0.01)
                                             --------        --------         ----------
NET ASSET VALUE-END OF PERIOD...........     $   1.00        $   1.00         $     1.00
                                             ========        ========         ==========
TOTAL RETURN............................        0.75%           1.79%              0.94%**
RATIOS (TO AVERAGE NET
  ASSETS)/SUPPLEMENTAL DATA:(1)
  Expenses..............................        0.77%           0.78%              0.78%*
  Net investment income.................        0.76%           1.78%              3.75%*
Net assets at end of period (000
  omitted)..............................     $929,538        $974,914         $1,120,776

 * Annualized.
** Not annualized.
 1 The expense and net investment income ratios include expenses allocated from the WT Investment Trust I-U.S. Government Series.
 2 Commencement of operations.
 3 Distributions were less than $0.01 per share.

                                            For the         For the       For the Period
                                          Fiscal Year     Fiscal Year    April 2, 2001(2)
                                             Ended           Ended           through
                                         June 30, 2003   June 30, 2002    June 30, 2001
TAX-EXEMPT PORTFOLIO- SERVICE SHARES     -------------   -------------   ----------------
NET ASSET VALUE-BEGINNING OF PERIOD....    $   1.00        $   1.00          $   1.00
                                           --------        --------          --------
INVESTMENT OPERATIONS:
  Net investment income................        0.01            0.01              0.01
                                           --------        --------          --------
DISTRIBUTIONS:
  From net investment income...........       (0.01)          (0.01)            (0.01)
                                           --------        --------          --------
NET ASSET VALUE-END OF PERIOD..........    $   1.00        $   1.00          $   1.00
                                           ========        ========          ========
TOTAL RETURN...........................       0.52%           1.09%             0.64%**
RATIOS (TO AVERAGE NET
  ASSETS)/SUPPLEMENTAL DATA:(1)
  Expenses.............................       0.78%           0.78%             0.79%*
  Net investment income................       0.52%           1.08%             2.38%*
Net assets at end of period (000
  omitted).............................    $525,522        $493,767          $409,650

 * Annualized.
** Not annualized.
 1 The expense and net investment income ratios include expenses allocated from the WT Investment Trust I-Tax-Exempt Series.
 2 Commencement of operations.

                          MANAGEMENT OF THE PORTFOLIOS

     The Board of Trustees for each Portfolio supervises the management, activities and affairs of the Portfolio and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Portfolio and its shareholders.

--------------------------------------------------------------------------------

INVESTMENT ADVISER
--------------------------------------------------------------------------------

     Rodney Square Management Corporation ("RSMC"), the Series' investment adviser, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. In the past, RSMC has provided asset management services to other mutual funds, individuals, personal trusts, municipalities, corporations and other organizations. As of September 30, 2003, RSMC had $5.6 billion in assets under management.

     For the twelve months ended June 30, 2003, the Prime Money Market Series, the U.S. Government Series and the Tax-Exempt Series paid RSMC a fee at an annual rate of 0.43%, 0.47% and 0.47%, respectively, of the Series' average daily net assets for investment advisory services.

--------------------------------------------------------------------------------

SERVICE PROVIDERS
--------------------------------------------------------------------------------

     The chart below provides information on the primary service providers.

                                  [FLOW CHART]
WT MUTUAL FUND
WILMINGTON PRIME MONEY
MARKET PORTFOLIO
WILMINGTON U.S. GOVERNMENT
PORTFOLIO
WILMINGTON TAX-EXEMPT
PORTFOLIO

Asset Management

INVESTMENT ADVISER

Rodney Square Management Corp.
1100 North Market Street
Wilmington, DE 19890
Manages each Series' investment activities.

Fund Operations

ADMINISTRATOR

Rodney Square Management Corp.
1100 North Market Street
Wilmington, DE 19890

SUB-ADMINISTRATOR AND
ACCOUNTING AGENT

PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809
Provides facilities, equipment and personnel to carry out administrative services related to each Portfolio and calculates each Portfolio's NAV and distributions.

Shareholder Services

TRANSFER AGENT

PFPC Inc.
760 Moore Road
King of Prussia, PA 19406
Handles shareholder services, including recordkeeping and statements, payment of distribution and processing of buy and sell requests.

Asset Safe Keeping

CUSTODIAN

Wilmington Trust Company
1100 North Market Street
Wilmington, DE 19890
Holds each Portfolio's assets, settles all portfolio trades and collects most of the valuation data required for calculating each Portfolio's NAV per share.

Distribution

DISTRIBUTOR

PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406
Distributes the Portfolio's shares.

                            SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING OF SHARES
--------------------------------------------------------------------------------

     Each Portfolio uses its best effort to maintain its $1 constant share price and values its securities at amortized cost. This involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of fluctuating interest rates on the market value of the security. All cash, receivables and current payables are carried at their face value. Other assets, if any, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

     PFPC determines the NAV per share of each Portfolio as of 12:00 p.m. Eastern time for the Tax-Exempt Portfolio and as of 2:00 p.m. Eastern time for the Prime Money Market Portfolio and U.S. Government Portfolio on each Business Day (a day that the New York Stock Exchange and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in a Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in that Portfolio.

     Shares will not be priced on those days the Portfolios are closed. As of the date of this prospectus, those days are:

New Year's Day                Good Friday                   Labor Day
Martin Luther King, Jr.       Memorial Day                  Thanksgiving Day
  Day
Presidents' Day               Independence Day              Christmas Day

--------------------------------------------------------------------------------

PURCHASE OF SHARES
--------------------------------------------------------------------------------

     Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Service Shares of each Portfolio is $1,000. Additional investments in a Portfolio may be made in any amount. You may purchase shares as specified below.

     You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Portfolios' distributor ("Service Organization"), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Portfolios. If you wish to purchase Portfolio shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

     BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Money Market Portfolios, indicating the name and class of the Portfolio, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Portfolio account number. When you make purchases by check, each Portfolio may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to

10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

    Regular mail:                                              Overnight mail:
    -------------                                              ---------------
    Wilmington Money Market Portfolios            Wilmington Money Market Portfolios
    c/o PFPC Inc.                                 c/o PFPC Inc.
    P.O. Box 9828                                 760 Moore Road
    Providence, RI 02940                          King of Prussia, PA 19406

     BY WIRE: You may purchase shares by wiring federal funds. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

     ADDITIONAL INFORMATION REGARDING PURCHASES: Investments in a Portfolio are accepted on the Business Day that federal funds are deposited for your account on or before 12:00 p.m. Eastern time for the Tax-Exempt Portfolio and on or before 2:00 p.m. Eastern time for the Prime Money Market Portfolio and the U.S. Government Portfolio. Monies immediately convertible to federal funds are deposited for your account on or before 12:00 p.m. Eastern time for the Tax-Exempt Portfolio and on or before 2:00 p.m. Eastern time for the Prime Money Market Portfolio and the U.S. Government Portfolio or when checks deposited for your account have been converted to federal funds (usually within two Business Days after receipt). All investments in a Portfolio are credited to your account as shares of the Portfolio immediately upon acceptance and become entitled to dividends declared as of the day and time of investment.

     Any purchase order may be rejected if a Portfolio determines that accepting the order would not be in the best interest of the Portfolio or its shareholders.

     It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

     For information on other ways to purchase shares, including through an individual retirement account (IRA), an automatic investment plan or a payroll investment plan, please refer to our SAI.

--------------------------------------------------------------------------------

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

     You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. There is no fee when Portfolio shares are redeemed. It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions or the next Business Day if received after 12:00 p.m. Eastern time for the Tax-Exempt Portfolio and 2:00 p.m. Eastern time for the Prime Money Market Portfolio and the U.S. Government Portfolio or on a non-Business Day, but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Portfolio's name and your account number should accompany any redemption requests.

     BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Portfolio name, your account number and your name. The written instructions and signature guarantee should be mailed to:

    Regular mail:                                              Overnight mail:
    -------------                                              ---------------
    Wilmington Money Market Portfolios            Wilmington Money Market Portfolios
    c/o PFPC Inc.                                 c/o PFPC Inc.
    P.O. Box 9828                                 760 Moore Road
    Providence, RI 02940                          King of Prussia, PA 19406

     BY TELEPHONE: If you prefer to redeem your shares by telephone, you may elect to do so. However, there are certain risks. The Portfolios have certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

     ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of your signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares.

     If the shares to be redeemed represent a recent investment made by a check, each Portfolio reserves the right not to send the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

     SMALL ACCOUNTS: If the value of your Portfolio account falls below $500, the Portfolio may ask you to increase your balance. If the account value is still below $500 after 60 days, the Portfolio may close your account and send you the proceeds. The Portfolio will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

     For additional information on other ways to redeem shares, please refer to our SAI.

--------------------------------------------------------------------------------

EXCHANGE OF SHARES
--------------------------------------------------------------------------------

     You may exchange all or a portion of your shares in a Portfolio for Service Shares of the following funds ("Wilmington Portfolios"):

     Wilmington Prime Money Market Portfolio

     Wilmington U.S. Government Portfolio

     Wilmington Tax-Exempt Portfolio

     Wilmington Large Cap Strategic Allocation Fund

     Wilmington Mid Cap Strategic Allocation Fund

     Wilmington Small Cap Strategic Allocation Fund

     Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter.

     Exchange transactions will be subject to the minimum initial investment and other requirements of the Wilmington Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $500.

     To obtain prospectuses of the other Wilmington Portfolios, you may call
(800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Portfolios may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Wilmington Portfolios' shares to be acquired through such exchange may be legally made.

--------------------------------------------------------------------------------

DISTRIBUTIONS
--------------------------------------------------------------------------------

     Distributions from the net investment income of each Portfolio are declared daily as a dividend and paid monthly to you. Any net capital gain realized by a Portfolio will be distributed annually.

     All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

--------------------------------------------------------------------------------

TAXES
--------------------------------------------------------------------------------

     As long as a Portfolio meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. The Portfolios' distributions of net investment income (which include net short-term capital gains), whether received in cash or reinvested in additional Portfolio shares, are taxable to you as ordinary income. Each Portfolio will notify you following the end of the calendar year of the amount of dividends paid that year.

     You will not recognize any gain or loss on the sale (redemption) or exchange of shares of a Portfolio so long as that Portfolio maintains a stable price of $1.00 a share. Dividend distributions by the Tax-Exempt Portfolio of the excess of its interest income on tax-exempt securities over certain amounts disallowed as deductions ("exempt-interest dividends") may be treated by you as interest excludable from your gross income. The Tax-Exempt Portfolio intends to distribute income that is exempt from Federal income tax, though it may invest a portion of its assets in securities that generate taxable income. Income exempt from Federal income tax may be subject to state and local income tax. Additionally, any capital gains distributed by the Tax-Exempt Portfolio may be taxable.

     STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

     This section is only a summary of some important income tax considerations that may affect your investment in a Portfolio. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                     DISTRIBUTION AND SERVICE ARRANGEMENTS

     PFPC Distributors, Inc. manages the Portfolios' distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Portfolios do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

--------------------------------------------------------------------------------

SHAREHOLDER SERVICE FEES
--------------------------------------------------------------------------------

     The Board of Trustees has adopted a shareholder service plan authorizing each Portfolio to pay service providers an annual fee not exceeding 0.25% of a Portfolio's average daily net assets of the Service Shares to compensate service providers who maintain a service relationship. Service activities provided under this plan include (a) establishing and maintaining shareholder accounts and records, (b) answering shareholder inquiries, (c) assisting in share purchases and redemptions, (d) providing statements and reports to shareholders, and (e) providing other related services requested by shareholders.

--------------------------------------------------------------------------------

MASTER/FEEDER STRUCTURE
--------------------------------------------------------------------------------

     Other institutional investors, including other mutual funds, may invest in the master funds. The master/feeder structure enables various institutional investors, including the Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of a master fund, including the Portfolios, will pay its proportionate share of the master fund's expenses.

     For reasons relating to costs or a change in investment goal, among others, a Portfolio could switch to another master fund or decide to manage its assets itself. No Portfolio is currently contemplating such a move.

--------------------------------------------------------------------------------

SHARE CLASSES
--------------------------------------------------------------------------------

     The Portfolios issue Investor and Service Shares. Each class of shares bears a pro rata portion of a Portfolio's common expenses in addition to expenses directly attributable to that class. Service Shares are offered to investors who use a financial intermediary to process transactions with the Portfolios and are subject to a shareholder service fee. Investor Shares are not subject to a shareholder service fee, but are subject to a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares.

                                    GLOSSARY

MONEY MARKET FUNDS:
Money market funds invest only in high quality, short-term debt securities, commonly known as money market instruments. Money market funds follow strict rules about credit risk, maturity and diversification of their investments. An investment in a money market fund is not a bank deposit. Although a money market fund seeks to keep a constant share price of $1.00, you may lose money by investing in a money market fund.

YIELD:
Yield is a measure of the income (interest) earned by the securities in a fund's portfolio and paid to you over a specified time period. The annualized yield is expressed as a percentage of the offering price per share on a specified date.

MUTUAL FUND EXPENSES:
Unlike an index, every mutual fund has operating expenses to pay for professional advisory, distribution, administration, custody and other services. These expenses are deducted from Portfolio assets.

INVESTMENT ADVISER:
The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the mutual fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

NET ASSET VALUE OR "NAV":
NAV = Assets - Liabilities
      --------------------
       Outstanding Shares

NET INVESTMENT INCOME:
Net investment income consists of interest and dividends earned by a mutual fund on its investments less accrued expenses.

                              FOR MORE INFORMATION

     FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIOS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

     ANNUAL/SEMI-ANNUAL REPORTS: These reports contain performance data and information on portfolio holdings and operating results for a Portfolio's most recently completed fiscal year or half-year. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance.

     STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides a complete technical and legal description of a Portfolio's policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

     Copies of these documents and answers to questions about the Portfolios may be obtained without charge by contacting:

    WT Mutual Fund
     c/o PFPC Inc.
     760 Moore Road
     King of Prussia, PA 19406
     (800) 336-9970
     9:00 a.m. to 5:00 p.m., Eastern time

     Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Portfolios may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

     FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970.

            The investment company registration number is 811-08648.

                  WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO
                     WILMINGTON BROAD MARKET BOND PORTFOLIO
                      WILMINGTON MUNICIPAL BOND PORTFOLIO
                     WILMINGTON SHORT-TERM INCOME PORTFOLIO

                               OF WT MUTUAL FUND
                              INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                       PROSPECTUS DATED NOVEMBER 1, 2003

     This prospectus gives vital information about these mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

     Please note that these Portfolios:

         --  are not bank deposits

         -- are not obligations of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

         --  are not federally insured

         -- are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency

         --  are not guaranteed to achieve their goal(s)

     Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                            PORTFOLIO DESCRIPTIONS

A look at the goals,
strategies,
risks, expenses and
financial
history of each Portfolio.       Summary.......................................3

                                 Performance Information.......................5

                                 Fees and Expenses............................10

                                 Example......................................11

                                 Investment Objectives........................11

                                 Primary Investment Strategies................12

                                 Series Composition...........................13

                                 Additional Risk Information..................15

                                 Financial Highlights.........................16

Details about the service
providers.                  MANAGEMENT OF THE PORTFOLIOS

                                 Investment Adviser...........................19

                                 Portfolio Managers...........................19

                                 Service Providers............................21

Policies and instructions
for
opening, maintaining and
closing an account in any
of
the Portfolios.             SHAREHOLDER INFORMATION

                                 Pricing of Shares............................22

                                 Purchase of Shares...........................22

                                 Redemption of Shares.........................23

                                 Exchange of Shares...........................25

                                 Distributions................................26

                                 Taxes........................................26

Details on the Portfolios'
master/feeder arrangement
and share classes.          DISTRIBUTION ARRANGEMENTS

                                 Master/Feeder Structure......................28

                                 Share Classes................................28

                            GLOSSARY..........................................29

                            FOR MORE INFORMATION..............................31

For information about key terms and concepts, please refer to the "GLOSSARY."

                  WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO
                     WILMINGTON BROAD MARKET BOND PORTFOLIO
                      WILMINGTON MUNICIPAL BOND PORTFOLIO
                     WILMINGTON SHORT-TERM INCOME PORTFOLIO

                              INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                             PORTFOLIO DESCRIPTIONS

--------------------------------------------------------------------------------------------------
SUMMARY
--------------------------------------------------------------------------------------------------
Investment Objective                  --   The WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO and
                                           the WILMINGTON BROAD MARKET BOND PORTFOLIO each seeks a
                                           high total return, consistent with high current income.
                                      --   The WILMINGTON MUNICIPAL BOND PORTFOLIO seeks a high
                                           level of income exempt from federal income tax,
                                           consistent with the preservation of capital.
                                      --   The WILMINGTON SHORT-TERM INCOME PORTFOLIO seeks to
                                           preserve capital and provide current income.
--------------------------------------------------------------------------------------------------
Investment Focus                      --   Fixed income securities
--------------------------------------------------------------------------------------------------
Share Price Volatility                --   Moderate
--------------------------------------------------------------------------------------------------
Principal Investment Strategy         --   Each Portfolio operates as a "feeder fund" which means
                                           that the Portfolio does not buy individual securities
                                           directly. Instead, it invests in a "master fund," which
                                           in turn purchases investment securities. The Portfolios
                                           invest all of their assets in master funds which are
                                           separate series of WT Investment Trust I. Each
                                           Portfolio and its corresponding Series have the same
                                           investment objective, policies and limitations.
                                      --   The WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO
                                           invests in the Short/Intermediate Bond Series, which
                                           invests at least 85% of its total assets in various
                                           types of investment grade fixed income securities.
                                      --   The WILMINGTON BROAD MARKET BOND PORTFOLIO invests in
                                           the Broad Market Bond Series, which invests at least
                                           85% of its total assets in various types of investment
                                           grade fixed income securities.
                                      --   The WILMINGTON MUNICIPAL BOND PORTFOLIO invests in the
                                           Municipal Bond Series, which invests at least 80% of
                                           its net assets in municipal securities that provide
                                           interest exempt from federal income tax.

                                   --   The WILMINGTON SHORT-TERM INCOME PORTFOLIO invests in the Short-Term
                                        Income Series, which, under normal circumstances, invests at least 80% of its total assets in investment grade fixed-income securities such as corporate bonds, notes or commercial paper and U.S. Government obligations. The Series invests primarily in short and intermediate term, investment grade, fixed income securities and may invest up to 20% of its assets in non-investment grade, fixed income securities.
                                   --   The investment adviser purchases securities based on their yield or potential capital appreciation, or both. The investment adviser may sell securities in anticipation of market declines, credit downgrades, or to purchase alternative fixed income investments that may perform better.
-----------------------------------------------------------------------------------------------------------------
Principal Risks                    The Portfolios are subject to the risks summarized below which are further described under "Additional Risk Information."
                                   --   An investment in a Portfolio is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the Federal
                                        Deposit Insurance Corporation or any other government agency.
                                   --   It is possible to lose money by investing in a Portfolio.
                                   --   The fixed income securities in which the Portfolios invest through their corresponding Series are subject to credit risk, prepayment risk, market risk, liquidity risk and interest rate risk. Typically, when interest rates rise, the market prices of fixed income securities go down.
                                        Securities issued by government-sponsored entities are not insured or guaranteed by the U.S. Government.
                                   --   Non-investment grade, fixed income securities, involve greater risk of default or price changes due to the lower credit quality of the issuer than investment grade, fixed income securities. The value of lower-quality, fixed income securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to sell.
                                   --   The performance of a Portfolio will depend on whether or not the investment adviser is successful in pursuing the investment strategy.
-----------------------------------------------------------------------------------------------------------------
Investor Profile                   --   Investors who want income from their investments without the volatility of an equity portfolio.
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

                  WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and by showing the Portfolio's average annual returns for one, five, and ten years, before and after taxes, compared with those of its benchmark index, the Lehman Intermediate Government/Credit Index, a broad measure of market performance. The performance prior to November 1, 1999, reflects the performance of the Rodney Square Short/Intermediate Bond Portfolio, which was merged into the Portfolio, effective November 1, 1999. In connection with the merger, the Portfolio changed its investment objective, policies and limitations to match those of the Rodney Square Short/Intermediate Bond Portfolio. Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Portfolio will perform in the future.

                 ANNUAL RETURNS FOR THE PAST 10 CALENDAR YEARS
[BAR CHART]                                                        [PERCENTAGES]


1993                                                                              7.92
1994                                                                             -2.02
1995                                                                             14.95
1996                                                                              3.37
1997                                                                              7.56
1998                                                                              7.75
1999                                                                              0.33
2000                                                                              9.71
2001                                                                              8.40
2002                                                                              9.18

                               PERFORMANCE YEARS

       CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2003: 3.85%

           BEST QUARTER                      WORST QUARTER
           ------------                      -------------
              5.13%                              -1.77%
         (June 30, 1995)                    (March 31, 1994)

INSTITUTIONAL SHARES
AVERAGE ANNUAL RETURNS AS OF 12/31/02                         1 Year   5 Years   10 Years
-------------------------------------                         ------   -------   --------
Short/Intermediate Bond Portfolio Return Before Taxes         9.18%     7.02%      6.61%
Return After Taxes on Distributions(1)                        7.08%     4.68%      4.20%
Return After Taxes on Distributions and Sales of Shares(1)    5.61%     4.46%      4.08%
Lehman Intermediate Government/Credit Index (reflects no
  deduction for fees, expenses or taxes)(2)                   9.82%     7.48%      7.07%
Merrill Lynch 1-10 Year U.S. Treasury Index (reflects no
  deduction for fees, expenses or taxes)(3)                   9.05%     7.25%      6.82%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(2) The Lehman Intermediate Government/Credit Index is an unmanaged index of fixed rate U.S. Treasury Bonds and Notes, U.S. Government Agency obligations and investment grade corporate debt obligations with maturities between 1 and 10 years.
(3) The Merrill Lynch 1-10 Year U.S. Treasury Index is an unmanaged index of fixed rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 10 years.

                     WILMINGTON BROAD MARKET BOND PORTFOLIO

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and by showing the Portfolio's average annual returns for one, five, and ten years, before and after taxes, compared with those of its benchmark index, the Lehman Government/Credit Index, a broad measure of market performance. This performance information includes the performance of the Portfolio's predecessor, the Bond Fund, a collective investment fund. The Bond Fund's performance has been included for the periods prior to June 29, 1998 and has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Portfolio (i.e. adjusted to reflect expenses, absent investment advisory fee waivers). The Bond Fund was not registered as a mutual fund under the Investment Company Act of 1940 ("1940 Act"), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the Bond Fund had been registered under the 1940 Act, its performance may have been different. Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Portfolio will perform in the future.

                 ANNUAL RETURNS FOR THE PAST 10 CALENDAR YEARS
[BAR CHART]                                                        [PERCENTAGES]


1993                                                                             10.60
1994                                                                             -4.20
1995                                                                             18.90
1996                                                                              1.73
1997                                                                              9.06
1998                                                                              8.73
1999                                                                             -2.19
2000                                                                             11.91
2001                                                                              7.94
2002                                                                              9.67

                               PERFORMANCE YEARS

       CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2003: 4.25%

           BEST QUARTER                      WORST QUARTER
           ------------                      -------------
              6.54%                              -3.41%
         (June 30, 1995)                    (March 31, 1994)

                                                                Since
INSTITUTIONAL SHARES                                           June 29,
AVERAGE ANNUAL RETURNS AS OF 12/31/02                 1 Year     1998     5 Years(1)   10 Years(1)
-------------------------------------                 ------   --------   ----------   -----------
Broad Market Bond Portfolio Return Before Taxes       9.67%     7.00%       7.10%(2)      7.01%(2)
Return After Taxes on Distributions(3)                7.52%     4.59%         N/A           N/A
Return After Taxes on Distributions and Sales of
  Shares(3)                                           5.94%     4.40%         N/A           N/A
Lehman Government/Credit Index (reflects no
  deduction for fees, expenses or taxes)(4)           11.02%    7.51%       7.61%         7.61%
Merrill Lynch U.S. Treasury Master Index (reflects
  no deduction for fees, expenses or taxes)(5)        11.57%    7.64%       7.71%         7.52%

(1) For periods prior to June 29, 1998, the Portfolio's predecessor, the Bond Fund, operated as a collective investment fund. As a collective investment fund, the Bond Fund was treated differently than the Portfolio for federal income tax purposes. For example, a collective investment fund does not make distributions to its investors. As a result, after-tax returns for periods prior to June 29, 1998 are not presented.
(2) This performance information reflects the performance of the Portfolio and its predecessor, the Bond Fund, and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Portfolio.
(3) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(4) The Lehman Government/Credit Index is an unmanaged index of fixed rate U.S. Treasury Bonds and Notes, U.S. Government Agency obligations and investment grade corporate debt obligations with maturities of 1 year or greater.
(5) The Merrill Lynch U.S. Treasury Master Index is an unmanaged index of fixed rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 30 years.

                      WILMINGTON MUNICIPAL BOND PORTFOLIO

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and by showing the Portfolio's average annual returns for one and five years and since inception, before and after taxes, compared with those of its benchmark index, the Lehman Quality Intermediate Municipal Index, a broad measure of market performance. Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Portfolio will perform in the future.

               ANNUAL RETURNS FOR CALENDAR YEARS SINCE INCEPTION
[BAR CHART]                                         [PERCENTAGES]


1994                                                                             -4.17
1995                                                                             14.08
1996                                                                              3.51
1997                                                                              7.18
1998                                                                              5.24
1999                                                                             -0.64
2000                                                                              8.47
2001                                                                              4.38
2002                                                                              7.92

                               PERFORMANCE YEARS

       CALENDAR YEAR-TO DATE TOTAL RETURN AS OF SEPTEMBER 30, 2003: 3.02%

           BEST QUARTER                      WORST QUARTER
           ------------                      -------------
              5.86%                              -4.79%
         (March 31, 1995)                   (March 31, 1994)

INSTITUTIONAL SHARES                                                        Since Inception
AVERAGE ANNUAL RETURNS AS OF 12/31/02                   1 Year   5 Years   (November 1, 1993)
-------------------------------------                   ------   -------   ------------------
Municipal Bond Portfolio Return Before Taxes             7.92%    5.02%          5.05%
Return After Taxes on Distributions(1)                   7.86%    4.95%          5.01%
Return After Taxes on Distributions and Sales of
  Shares(1)                                              6.24%    4.85%          4.91%
Lehman Quality Intermediate Municipal Index(2)           9.23%    5.88%          5.73%
Merrill Lynch Intermediate Municipal Index (reflects
  no deduction for fees, expenses or taxes)(3)          10.48%    6.24%          5.99%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(2) The Lehman Quality Intermediate Municipal Index is an unmanaged index that tracks performance of municipal bonds issued after December 31, 1990 with remaining maturities of between 2 and 12 years and at least $5 million in outstanding principal. RSMC has changed the Portfolio's benchmark index from the Merrill Lynch Intermediate Municipal Index to the Lehman Quality Intermediate Municipal Bond Index based on its determination that the Lehman Quality Intermediate Municipal Bond more closely reflects how RSMC manages the Portfolio.
(3) The Merrill Lynch Intermediate Municipal Index is an unmanaged weighted index including investment grade tax-exempt bonds with a maturity range of 1 to 12 years.

                     WILMINGTON SHORT-TERM INCOME PORTFOLIO

     The Institutional Shares of the Wilmington Short-Term Income Portfolio were first offered on July 1, 2003, and therefore, the Portfolio does not have a full calendar year of performance. The Portfolio will measure its performance against the Merrill Lynch 1-5 Year Treasury Index, its benchmark index. The Merrill Lynch 1-5 Year Treasury Index consists of all U.S. Treasury securities outstanding with maturities greater than one year and less than five years.

     You may call (800) 336-9970 to obtain a Portfolio's current yield.

--------------------------------------------------------------------------------

FEES AND EXPENSES
--------------------------------------------------------------------------------

     The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of a Portfolio.

           SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                   Institutional Shares
                                                   --------------------
Maximum sales charge (load) imposed on
  purchases (as a percentage of offering price)            None
Maximum deferred sales charge                              None
Maximum sales charge imposed on reinvested
  dividends (and other distributions)                      None
Redemption fee(a)                                         1.00%
Exchange fee(a)                                           1.00%

(a) Institutional Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See "Redemption of Shares" and "Exchange of Shares" for additional information.

   ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO
                                  ASSETS)(1):

                            Short/Intermediate    Broad Market      Municipal         Short-Term
                              Bond Portfolio     Bond Portfolio   Bond Portfolio   Income Portfolio
                            ------------------   --------------   --------------   ----------------
Management fees                   0.35%              0.35%            0.35%             0.35%
Distribution (12b-1) fees          None               None             None              None
Other expenses                    0.27%              0.31%            0.60%             1.05%(2)
TOTAL ANNUAL OPERATING
  EXPENSES                        0.62%              0.66%            0.95%(3)          1.40%(4)
Waivers/reimbursements                                                0.20%(3)          0.75%(4)
NET EXPENSES                                                          0.75%(3)          0.65%(4)

(1) This table and the example below each reflect the aggregate annual operating expenses of each Portfolio and its corresponding Series of the Trust in which the Portfolio invests.
(2) "Other expenses" are based on estimated amounts for the current fiscal year.

(3) For Institutional Shares of the Municipal Bond Portfolio, the investment adviser has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total annual operating expenses exceed 0.75%. This waiver will remain in place until November 1, 2005 unless the Board of Trustees approves its earlier termination.
(4) For Institutional Shares of the Short-Term Income Portfolio, the investment adviser has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total annual operating expenses exceed 0.65%. This waiver will remain in place until July 1, 2006 unless the Board of Trustees approves its earlier termination.

--------------------------------------------------------------------------------

EXAMPLE
--------------------------------------------------------------------------------

     This example is intended to help you compare the cost of investing in Institutional Shares of each Portfolio with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

         --  you reinvested all dividends and other distributions;

         --  the average annual return was 5%;

         -- the Portfolio's total operating expenses (reflecting applicable contractual waivers or reimbursements) are charged and remain the same over the time periods; and

         --  you redeemed all of your investment at the end of the time period.

     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

INSTITUTIONAL SHARES                            1 Year   3 Years   5 Years   10 Years
--------------------                            ------   -------   -------   --------
Short/Intermediate Bond Portfolio                $63      $199      $346      $  774
Broad Market Bond Portfolio                      $67      $211      $368      $  822
Municipal Bond Portfolio                         $77      $262      $485      $1,129
Short-Term Income Portfolio                      $66      $291       N/A         N/A

     The above example is for comparison purposes only and is not a representation of a Portfolio's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------

     The WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO and the WILMINGTON BROAD MARKET BOND PORTFOLIO each seeks a high total return, consistent with high current income. The WILMINGTON MUNICIPAL BOND PORTFOLIO seeks a high level of income exempt from federal income tax, consistent with the preservation of capital. These investment objectives may not be changed without shareholder approval. The WILMINGTON SHORT-TERM INCOME PORTFOLIO seeks to preserve capital and provide current income. The investment objective may be changed without shareholder approval, upon 60 day's written notice. There is no guarantee that a Portfolio will achieve its investment objective.

--------------------------------------------------------------------------------

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

     The WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO invests its assets in the Short/Intermediate Bond Series, which:

         -- will invest at least 85% of its total assets in various types of investment grade fixed income securities

         -- may invest up to 10% of its total assets in investment grade fixed income securities of foreign issuers

         -- will, as a matter of fundamental policy, maintain a short-to-intermediate average dollar-weighted duration (2 1/2 to 4 years)

     The WILMINGTON BROAD MARKET BOND PORTFOLIO invests its assets in the Broad Market Bond Series, which:

         -- will invest at least 85% of its total assets in various types of investment grade fixed income securities

         -- may invest up to 10% of its total assets in investment grade fixed income securities of foreign issuers

         -- will, as a matter of fundamental policy, maintain an intermediate average dollar-weighted duration (4 to 7 years)

     The WILMINGTON MUNICIPAL BOND PORTFOLIO invests its assets in the Municipal Bond Series, which:

         -- will, as a fundamental policy, invest substantially all (at least 80%) of its net assets in a diversified portfolio of municipal securities that provide interest that is exempt from federal income tax

         -- may invest up to 20% of its net assets in other types of fixed income securities that provide income that is subject to federal tax

         -- will, as a matter of fundamental policy, maintain an intermediate average dollar-weighted duration (4 to 8 years)

     The Municipal Bond Series may not invest more than 25% of its total assets in any one industry. You should note that governmental issuers of municipal securities are not considered part of any industry.

     The 25% limitation applies to municipal securities backed by the assets and revenues of non-governmental users, such as private operators of educational, hospital or housing facilities. However, the investment adviser may decide that the yields available from concentrating in obligations of a particular market sector or political subdivision justify the risk that the performance of the Municipal Bond Series may be adversely affected by such concentration. Under such market conditions, the Municipal Bond Series may invest more than 25% of its assets in sectors of the municipal securities market, such as health care or housing, or in securities relating to one political subdivision, such as a given state or U.S. territory.

     Under these conditions, the Municipal Bond Series' vulnerability to any special risks that affects that sector or jurisdiction could have an adverse impact on the value of an investment in the Series. There are no limitations on the Municipal Bond Series' investment in any one of the three general categories of municipal obligations: general obligation bonds, revenue (or special) obligation bonds and private activity bonds.

     The WILMINGTON SHORT-TERM INCOME PORTFOLIO invests its assets in the Short-Term Income Series, which:

         -- will invest at least 80% of its total assets in investment grade corporate fixed income securities

         -- may invest up to 20% of its total assets in non-investment grade fixed income securities

         -- will maintain a short average dollar-weighted duration (1 to 3 years)

--------------------------------------------------------------------------------

SERIES COMPOSITION
--------------------------------------------------------------------------------

     The composition of each Series' holdings varies, depending upon the investment adviser's analysis of the fixed income and municipal securities market and the expected trends in those markets. The securities purchased by the Series may be purchased based upon their yield (the income earned by the security) or their potential capital appreciation (the potential increase in the security's value) or both. The investment adviser seeks to protect the Series' principal value by reducing fluctuations in value relative to those that may be experienced by fixed income funds with a longer average duration. This strategy may reduce the level of income attained by a Series. There is no guarantee that principal value can be protected during periods of extreme interest volatility.

     Except for the Short-Term Income Series, the Series invest only in securities that are rated, at the time of purchase, in the top four categories by a rating agency such as Moody's Investors Service, Inc. or Standard & Poor's Corporation. If the securities are not rated, then the investment adviser must determine that they are of comparable quality.

     The table below shows each Series' principal investments. These are the types of securities that will most likely help a Series achieve its investment objective.

                             Short/Intermediate   Broad Market   Municipal   Short-Term
                                    Bond              Bond         Bond        Income
                             ------------------   ------------   ---------   ----------
Asset-Backed Securities              X                 X                         X
Bank Obligations                     X                 X                         X
Corporate Bonds, Notes and
  Commercial Paper                   X                 X                         X
Mortgage-Backed Securities           X                 X                         X
Municipal Securities                 X                 X             X           X
Obligations Issued By
  Supranational Agencies             X                 X                         X
U.S. Government Obligations          X                 X                         X

     U.S. Government obligations include securities issued by government-sponsored entities, such as the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, which are not issued, insured or guaranteed by the U.S. Treasury or the U.S. Government. Instruments issued by such government-sponsored entities are supported only by the credit of the issuing entity.

     Each Series also may use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information ("SAI"). The investments and strategies listed above and described throughout this prospectus are those that the investment adviser will use under normal market conditions.

--------------------------------------------------------------------------------

ADDITIONAL RISK INFORMATION
--------------------------------------------------------------------------------

     The following is a list of certain risks that may apply to your investment in a Portfolio. Further information about investment risks is available in our
SAI:

         -- CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

         -- FOREIGN SECURITY RISK: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country.

         -- GOVERNMENT OBLIGATIONS RISK: The risk that government-sponsored entities may default on a financial obligation, since their securities are not insured or guaranteed by the U.S. Treasury or the U.S. Government.

         -- INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values. The yield earned by a Portfolio will vary with changes in interest rates.

         -- LEVERAGE RISK: The risk associated with securities or practices (such as when-issued and forward commitment transactions) that multiply small market movements into larger changes in value.

         -- LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

         -- MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

         -- MASTER/FEEDER RISK: While the master/feeder structure is designed to reduce costs, it may not do so, and the Portfolios might encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares in a master fund could have adverse effects on a Portfolio such as requiring the liquidation of a substantial portion of the master fund's holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than a Portfolio's interest and, therefore, could have effective voting control over the operation of a master fund.

         -- OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

         -- PREPAYMENT RISK: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

         -- VALUATION RISK: The risk that a Series has valued certain of its securities at a higher price than it can sell them.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The financial highlights tables are intended to help you understand each Portfolio's financial performance for the past 5 years or since its inception, if shorter. Certain information reflects financial results for a single Institutional Share of a Portfolio. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and other distributions). Financial highlights have been audited by Ernst & Young, LLP, whose report, along with each Portfolio's financial statements, is included in the Institutional Shares' Annual Report, which is available without charge upon request.

                                                                                                          For the
                                                                                   For the Period       Fiscal Year
                                                                                  November 1, 1998         Ended
                                         For the Fiscal Years Ended June 30,          through           October 31,
SHORT/INTERMEDIATE BOND PORTFOLIO --    2003     2002(2)      2001      2000+      June 30, 1999+          1998+
INSTITUTIONAL SHARES                  --------   --------   --------   --------   ----------------      -----------
NET ASSET VALUE -- BEGINNING OF
  PERIOD...........................   $  10.23   $  10.05   $   9.67   $   9.86       $ 10.27             $ 10.03
                                      --------   --------   --------   --------       -------             -------
INVESTMENT OPERATIONS:
  Net investment income............       0.43       0.50       0.58       0.52          0.37                0.58
  Net realized and unrealized gain
    (loss) on investments..........       0.64       0.20       0.38      (0.16)        (0.39)               0.24
                                      --------   --------   --------   --------       -------             -------
    Total from investment
      operations...................       1.07       0.70       0.96       0.36         (0.02)               0.82
                                      --------   --------   --------   --------       -------             -------
DISTRIBUTIONS:
  From net investment income.......      (0.43)     (0.50)     (0.58)     (0.52)        (0.37)              (0.58)
  From net realized gain...........      (0.07)     (0.02)        --      (0.03)        (0.02)                 --
                                      --------   --------   --------   --------       -------             -------
    Total distributions............      (0.50)     (0.52)     (0.58)     (0.55)        (0.39)              (0.58)
                                      --------   --------   --------   --------       -------             -------
NET ASSET VALUE -- END OF PERIOD...   $  10.80   $  10.23   $  10.05   $   9.67       $  9.86             $ 10.27
                                      ========   ========   ========   ========       =======             =======
TOTAL RETURN.......................     10.70%      7.08%     10.21%      4.28%         (0.27)%**           8.40%
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:(1)
  Expenses:
    Including expense limitations...     0.62%      0.62%      0.55%      0.55%        0.55%*               0.59%
    Excluding expense limitations...     0.62%      0.62%      0.61%      0.72%        0.67%*               0.83%
  Net investment income............      4.13%      4.89%      5.89%      6.35%        5.47%*               5.64%
Portfolio turnover.................        82%       136%        88%        47%         30%**                 41%
Net assets at end of period (000
  omitted).........................   $185,956   $167,077   $140,030   $140,015       $89,383             $94,597

   * Annualized.
  ** Not annualized.
   + Effective November 1, 1999, the Rodney Square Short/Intermediate Bond
     Portfolio ("Rodney Square Portfolio") was merged into the Wilmington Short/Intermediate Bond Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio which have been restated to reflect the share conversion ratio applied in the merger.
 (1) Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I -- Short/ Intermediate Bond Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.
 (2) As required, effective July 1, 2001, the Portfolio adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies that requires the recording of paydown gains and losses on mortgage-backed and asset-backed securities as an adjustment to interest income. The effect of this change for the year ended June 30, 2002 was to decrease net investment income and increase net realized and unrealized gain (loss) by less than $0.01 per share, respectively, and decrease the ratio of net investment income to average net assets by less than .01%. Per share data and ratios for periods prior to July 1, 2001 have not been restated to reflect this change in accounting.

                                                                               For the Period     For the Period
                                                                              November 1, 1998   June 29, 1998(1)
                                     For the Fiscal Years Ended June 30,          through             through
BROAD MARKET BOND                    2003     2002(4)      2001      2000+     June 30, 1999+    October 31, 1998+
PORTFOLIO -- INSTITUTIONAL SHARES  --------   --------   --------   -------   ----------------   -----------------
NET ASSET VALUE -- BEGINNING OF
  PERIOD......................     $   9.93   $   9.81   $   9.46   $  9.63       $ 10.19             $ 10.00
                                   --------   --------   --------   -------       -------             -------
INVESTMENT OPERATIONS:
  Net investment income.......         0.46       0.52       0.58      0.58          0.38                0.20
  Net realized and unrealized
    gain (loss) on investments...      0.79       0.16       0.35     (0.15)        (0.53)              (0.19)
                                   --------   --------   --------   -------       -------             -------
    Total from investment
      operations..............         1.25       0.68       0.93      0.43         (0.15)              (0.39)
                                   --------   --------   --------   -------       -------             -------
DISTRIBUTIONS:
  From net investment income...       (0.46)     (0.52)     (0.58)    (0.58)        (0.38)              (0.20)
  From net realized gain......        (0.05)     (0.04)     --(3)     (0.02)        (0.03)                 --
                                   --------   --------   --------   -------       -------             -------
    Total distributions.......        (0.51)     (0.56)     (0.58)    (0.60)        (0.41)              (0.20)
                                   --------   --------   --------   -------       -------             -------
NET ASSET VALUE -- END OF
  PERIOD......................     $  10.67   $   9.93   $   9.81   $  9.46       $  9.63             $ 10.19
                                   ========   ========   ========   =======       =======             =======
TOTAL RETURN..................       12.77%      7.04%     10.11%     4.72%         (1.52)%**           3.89%**
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:(2)
  Expenses:
    Including expense
      limitations.............        0.66%      0.68%      0.59%     0.55%         0.55%*              0.55%*
    Excluding expense
      limitations.............        0.66%      0.68%      0.70%     0.71%         0.67%*              0.66%*
  Net investment income.......        4.38%      5.16%      5.96%     6.15%         5.71%*              5.69%*
Portfolio turnover............          77%       180%        73%       53%           18%**               18%**
Net assets at end of period (000
  omitted)....................     $113,515   $116,427   $108,331   $79,310       $87,297             $93,002

   * Annualized.
  ** Not annualized.
   + Effective November 1, 1999, the Rodney Square Intermediate Bond Portfolio
     ("Rodney Square Portfolio") was merged into the Wilmington Broad Market Bond Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.
 (1) Commencement of operations.
 (2) Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I -- Broad Market Bond Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.
 (3) Distributions were less than .01 per share.
 (4) Effective July 1, 2001, the Portfolio adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies that requires the recording of paydown gains and losses on mortgage-backed and asset-backed securities as an adjustment to interest income. The effect of this change for the year ended June 30, 2002 was to decrease net investment income and increase net realized and unrealized gain (loss) by less than $0.01 per share, respectively, and decrease the ratio of net investment income to average net assets from 5.20% to 5.16%. Per share data and ratios for periods prior to July 1, 2001 have not been restated to reflect this change in accounting.

                                                                       For the Period         For the
                                                                      November 1, 1998      Fiscal Year
                               For the Fiscal Years Ended June 30,        through              Ended
MUNICIPAL BOND PORTFOLIO --    2003      2002      2001      2000+     June 30, 1999+    October 31, 1998+
INSTITUTIONAL SHARES          -------   -------   -------   -------   ----------------   -----------------
NET ASSET VALUE -- BEGINNING
  OF PERIOD.................  $ 12.87   $ 12.65   $ 12.25   $ 12.48       $  12.94            $ 12.74
                              -------   -------   -------   -------       --------            -------
INVESTMENT OPERATIONS:
  Net investment income.....     0.43      0.47      0.56      0.56           0.36               0.56
  Net realized and
    unrealized gain (loss)
    on investments..........     0.42      0.27      0.40     (0.15)         (0.40)              0.20
                              -------   -------   -------   -------       --------            -------
    Total from investment
      operations............     0.85      0.74      0.96      0.41          (0.04)              0.76
                              -------   -------   -------   -------       --------            -------
DISTRIBUTIONS:
  From net investment
    income..................    (0.43)    (0.47)    (0.56)    (0.56)         (0.36)             (0.56)
  From net realized gain....    (0.02)    (0.05)       --     (0.08)         (0.06)                --
                              -------   -------   -------   -------       --------            -------
    Total distributions.....    (0.45)    (0.52)    (0.56)    (0.64)         (0.42)             (0.56)
                              -------   -------   -------   -------       --------            -------
NET ASSET VALUE -- END OF
  PERIOD....................  $ 13.27   $ 12.87   $ 12.65   $ 12.25       $  12.48            $ 12.94
                              =======   =======   =======   =======       ========            =======
TOTAL RETURN................    6.75%     5.93%     7.94%     3.40%        (0.30)%**            6.07%
RATIOS (TO AVERAGE NET
  ASSETS)/ SUPPLEMENTAL
  DATA:(1)
  Expenses:
    Including expense
      limitations...........    0.75%     0.75%     0.75%     0.75%          0.75%*             0.75%
    Excluding expense
      limitations...........    0.95%     1.08%     1.39%     1.03%          0.90%*             1.23%
  Net investment income.....    3.30%     3.63%     4.43%     4.59%          4.29%*             4.35%
Portfolio turnover..........      21%       28%       36%       50%            19%**              44%
Net assets at end of period
  (000 omitted).............  $42,563   $32,592   $22,759   $16,009       $ 16,612            $17,579

   * Annualized.
  ** Not annualized.
   + Effective November 1, 1999, the Rodney Square Municipal Bond Portfolio
     ("Rodney Square Portfolio") was merged into the Wilmington Municipal Bond Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.
 (1) Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I -- Municipal Bond Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.

                          MANAGEMENT OF THE PORTFOLIOS

     The Board of Trustees for each Portfolio supervises the management, activities and affairs of the Portfolios and has approved contracts with various organizations to provide, among other services, the day-to-day management required by a Portfolio and its shareholders.

--------------------------------------------------------------------------------

INVESTMENT ADVISER
--------------------------------------------------------------------------------

     Rodney Square Management Corporation ("RSMC"), the Series' investment adviser, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. RSMC, subject to the supervision of the Board of Trustees, directs the investments of each Series in accordance with its respective investment objective, policies and limitations. In the past, RSMC has provided asset management services to individuals, personal trusts, municipalities, corporations and other organizations. As of September 30, 2003, RSMC had $5.6 billion in assets under management.

     For the twelve months ended June 30, 2003, RSMC received the following advisory fees (after fee waivers) as a percentage of each Series' average daily net assets:

Short/Intermediate Bond Series                                  0.35%
Broad Market Bond Series                                        0.35%
Municipal Bond Series                                           0.22%

     The Short-Term Income Series pays RSMC a monthly advisory fee at the annual rate of 0.35% of the Series first $1 billion of average daily net assets; 0.30% of the Series next $1 billion of average daily net assets; and 0.25% of the Series average net assets over $2 billion.

--------------------------------------------------------------------------------

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

     ERIC K. CHEUNG, Vice President of RSMC, is a member of the investment team primarily responsible for the day-to-day management of the Short/Intermediate Bond, Broad Market Bond and Short-Term Income Series. From 1978 until 1986, Mr. Cheung was the Portfolio Manager for Fixed income assets of the Meritor Financial Group. In 1986, Mr. Cheung joined RSMC and its affiliates. In 1991, he became the Division Manager for all fixed income products.

     CLAYTON M. ALBRIGHT, III, Vice President of RSMC, is a member of the investment team primarily responsible for the day-to-day management of the Short/Intermediate Bond, Broad Market Bond and Short-Term Income Series. Mr. Albright has been affiliated with RSMC and its affiliates since 1976. Since 1987, he has specialized in the management of intermediate and long-term fixed income portfolios.

     DOMINICK J. D'ERAMO, CFA, Vice President of RSMC, is a member of the investment team primarily responsible for the day-to-day management of the Short/Intermediate Bond, Broad Market Bond and Short-Term Income Series. Mr. D'Eramo has been affiliated with RSMC and its affiliates since 1986 as a fixed income trader and was promoted to portfolio manager in 1990.

     LISA MORE, Vice President of RSMC, is primarily responsible for the day-to-day management of the Municipal Bond Series. Ms. More has been affiliated with RSMC and its affiliates since 1988. Since 1990, she has specialized in the management of municipal income portfolios.

--------------------------------------------------------------------------------

SERVICE PROVIDERS
--------------------------------------------------------------------------------

     The chart below provides information on the primary service providers.

WT MUTUAL FUND

WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO

WILMINGTON BROAD MARKET BOND PORTFOLIO

WILMINGTON MUNICIPAL BOND PORTFOLIO

WILMINGTON SHORT-TERM INCOME PORTFOLIO

Asset
Management

INVESTMENT ADVISER

Rodney Square Management Corp.
1100 North Market Street
Wilmington, DE 19890
Manages each Series' business and investment activities.

Fund
Operations

ADMINISTRATOR

Rodney Square Management Corp.
1100 North Market Street
Wilmington, DE 19890

SUB-ADMINISTRATOR AND
ACCOUNTING AGENT

PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809
Provides facilities, equipment and personnel to carry out administrative services related to each Portfolio and calculates each Portfolio's NAV and distributions.

Shareholder
Services

TRANSFER AGENT

PFPC Inc.
760 Moore Road
King of Prussia, PA 19406
Handles shareholder services, including recordkeeping and statements, payment of distribution and processing of buy and sell requests.

Asset
Safe Keeping

CUSTODIAN

Wilmington Trust Company
1100 North Market Street
Wilmington, DE 19890
Holds each Portfolio's assets, settles all portfolio trades and collects most of the valuation data required for calculating each Portfolio's NAV per share.

Distribution

DISTRIBUTOR

PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406
Distributes the Portfolios' shares.

                            SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING OF SHARES
--------------------------------------------------------------------------------

     The Series value their assets based on current market values when such values are available. Prices for fixed income securities normally are supplied by a pricing service. Fixed income securities maturing within 60 days of the valuation date are valued at amortized cost. Any assets held by the Short/Intermediate Bond Series and the Broad Market Bond Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily net asset value per share. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

     PFPC determines the NAV per share of each Portfolio as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each Business Day (a day that the New York Stock Exchange and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in a Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in that Portfolio. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation.

     Shares will not be priced on those days the Portfolios are closed. As of the date of this prospectus, those days are:

New Year's Day                    Good Friday                   Labor Day
Martin Luther King, Jr. Day       Memorial Day                  Thanksgiving Day
Presidents' Day                   Independence Day              Christmas Day

--------------------------------------------------------------------------------

PURCHASE OF SHARES
--------------------------------------------------------------------------------

     Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Institutional Shares of each Portfolio is $1,000. Additional investments in a Portfolio may be made in any amount. You may purchase shares as specified below.

     You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Portfolios' distributor ("Service Organization"), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Portfolios. If you wish to purchase Portfolio shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

     BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Fixed Income Portfolios, indicating the name and class of the Portfolio, along with a completed application

(included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Portfolio account number. When you make purchases by check, each Portfolio may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

Regular mail:                               Overnight mail:
-------------                               ---------------
Wilmington Fixed Income Portfolios          Wilmington Fixed Income Portfolios
c/o PFPC Inc.                               c/o PFPC Inc.
P.O. Box 9828                               760 Moore Road
Providence, RI 02940                        King of Prussia, PA 19406

     BY WIRE: You may purchase shares by wiring federal funds. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

     ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

     Any purchase order may be rejected if a Portfolio determines that accepting the order would not be in the best interest of the Portfolio or its shareholders.

     It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

     For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our SAI.

--------------------------------------------------------------------------------

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

     You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Portfolio shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1% of the redemption amount may be charged. (See "Redemption Fees" below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next Business Day (if received after 4:00 p.m. Eastern time, or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Portfolio's name and your account number should accompany any redemption requests.

     REDEMPTION FEES: Each Portfolio will impose a fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Portfolios. This fee is paid directly to the respective Wilmington Portfolio and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts and certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See "Exchange of Shares" for additional information regarding the exchange of shares of a Wilmington Portfolio.

     BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Portfolio name, your account number and your name. The written instructions and signature guarantee should be mailed to:

    Regular mail:                                 Overnight mail:
    -------------                                 ---------------
    Wilmington Fixed Income Portfolios            Wilmington Fixed Income Portfolios
    c/o PFPC Inc.                                 c/o PFPC Inc.
    P.O. Box 9828                                 760 Moore Road
    Providence, RI 02940                          King of Prussia, PA 19406

     BY TELEPHONE: If you prefer to redeem your shares by telephone, you may elect to do so. However there are certain risks. The Portfolios have certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

     ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of your signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares.

     If shares to be redeemed represent a recent investment made by check, each Portfolio reserves the right not to send the redemption proceeds available until it believes that the check has been collected (which could take up to 10 days).

     SMALL ACCOUNTS: If the value of your Portfolio account falls below $500, the Portfolio may ask you to increase your balance. If the account value is still below $500 after 60 days, the Portfolio may close your account and send you the proceeds. The Portfolio will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

     For additional information on other ways to redeem shares, please refer to our SAI.

--------------------------------------------------------------------------------

EXCHANGE OF SHARES
--------------------------------------------------------------------------------

     You may exchange all or a portion of your shares in a Portfolio for Institutional Shares of the following funds ("Wilmington Portfolios"):

     Wilmington Premier Money Market Portfolio

     Wilmington Short/Intermediate Bond Portfolio

     Wilmington Broad Market Bond Portfolio

     Wilmington Municipal Bond Portfolio

     Wilmington Short-Term Income Portfolio

     Wilmington Large Cap Growth Portfolio

     Wilmington Large Cap Core Portfolio

     Wilmington Small Cap Core Portfolio

     Wilmington Small Cap Growth Portfolio

     Wilmington International Multi-Manager Portfolio

     Wilmington Large Cap Value Portfolio

     Wilmington Real Estate Portfolio

     Wilmington Large Cap Strategic Allocation Fund

     Wilmington Mid Cap Strategic Allocation Fund

     Wilmington Small Cap Strategic Allocation Fund

     Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See "Taxes" for a discussion of the tax effect on an exchange of shares.

     Exchange transactions will be subject to the minimum initial investment and other requirements of the Wilmington Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $500.

     FEES ON EXCHANGES: If held for more than 60 days, there is no fee when shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See "Redemption of Shares" for additional information regarding redemptions and this fee.

     To obtain prospectuses of the other Wilmington Portfolios, you may call
(800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Portfolios may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Wilmington Portfolio shares to be acquired through such exchange may be legally made.

--------------------------------------------------------------------------------

DISTRIBUTIONS
--------------------------------------------------------------------------------

     Distributions from the net investment income of each Portfolio are declared daily as a dividend and paid monthly to you. Any net capital gain realized by a Portfolio will be distributed annually. The Short/ Intermediate Bond Portfolio and the Broad Market Bond Portfolio will distribute net realized gains from foreign currency transactions, if any, after the end of the fiscal year in which the gain was realized by them.

     Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

--------------------------------------------------------------------------------

TAXES
--------------------------------------------------------------------------------

     As long as a Portfolio meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. The Portfolios' distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Portfolio shares, are generally taxable to you as ordinary income. Each Portfolio will notify you following the end of the calendar year of the amount of dividends paid that year.

     Dividend distributions by the Municipal Bond Portfolio of the excess of its interest income on tax-exempt securities over certain amounts disallowed as deductions ("exempt-interest dividends") may be treated by you as interest excludable from your gross income. The Municipal Bond Portfolio intends to distribute income that is exempt from Federal income tax, though it may invest a portion of its assets in securities that generate taxable income. Income exempt from Federal income tax may be subject to state and local income tax. Additionally, any capital gains distributed by the Portfolio may be taxable.

     It is a taxable event for you if you sell or exchange shares of any Portfolio, including the Municipal Bond Portfolio. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

     STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

     This section is only a summary of some important income tax considerations that may affect your investment in a Portfolio. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                           DISTRIBUTION ARRANGEMENTS

     PFPC Distributors, Inc. manages the Portfolios' distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Portfolios do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

--------------------------------------------------------------------------------

MASTER/FEEDER STRUCTURE
--------------------------------------------------------------------------------

     Other institutional investors, including other mutual funds, may invest in the master funds. The master/feeder structure enables various institutional investors, including the Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of a master fund, including the Portfolios, will pay its proportionate share of the master fund's expenses.

     For reasons relating to costs or a change in investment goal, among others, a Portfolio could switch to another master fund or decide to manage its assets itself. No Portfolio is currently contemplating such a move.

--------------------------------------------------------------------------------

SHARE CLASSES
--------------------------------------------------------------------------------

     The Portfolios issues Investor and Institutional Shares. Each class of shares bears a pro rata portion of a Portfolio's common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares pay a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares.

                                    GLOSSARY

MATURITY:
The final date on which the payment of a debt instrument (e.g., fixed income securities such as bonds and notes) becomes due and payable. Short-term bonds generally have maturities of up to five years; intermediate-term bonds between five and fifteen years; and long-term bonds over fifteen years.

TOTAL RETURN:
Total return is a measure of the per-share change in the total value of a fund's portfolio, including any distributions paid to you. It is measured from the beginning to the end of a specific time period.

INDEX:
An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

YIELD:
Yield is a measure of the income (dividends and interest) earned by the securities in a fund's portfolio and paid to you over a specified time period. The annualized yield is expressed as a percentage of the offering price per share on a specified date.

FUND EXPENSES:
Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.

FIXED INCOME SECURITIES:
Fixed income securities are generally bonds, which is a type of security that functions like a loan. Bonds are IOUs or debt issued by private companies, municipalities or government agencies. By comparison, when you buy a stock, you are buying a ownership in a company. With a bond, your "loan" is for a specific period, usually 2 to 30 years. You receive regular interest payments at the rate stated when you bought the bond. Hence the term "fixed-income" security.

DURATION:
Duration measures the sensitivity of fixed income securities held by a portfolio to a change in interest rates. The value of a security with a longer duration will normally fluctuate to a greater degree than will the value of a security with a shorter duration should interest rates change. For example, if interest rates were to move 1%, a bond with a 3-year duration would experience approximately a 3% change in principal value. An identical bond with a 5-year duration would experience approximately a 5% change in its principal value.

INVESTMENT GRADE SECURITIES:
Investment grade securities are securities that have been determined by a rating agency to have a medium to high probability of being paid, although there is always a risk of default. Investment grade securities are rated BBB, A, AA, or AAA by Standard & Poor's Corporation or Baa, A, Aa or Aaa by Moody's Investors Service, Inc.

MUNICIPAL SECURITIES:
Municipal securities are bonds issued by state and local governments to raise money for their activities.

CORPORATE BONDS VS. GOVERNMENT BONDS:
Bonds issued by corporations generally pay a higher interest rate than government bonds. That's because corporate bonds are somewhat riskier than government bonds and the interest payments on government bonds are exempt from some or all taxes. For example, if you live in Delaware and buy a bond issued by the state of Delaware or by any other government or municipal agency in Delaware, your interest on the bond is exempt from state and Federal income taxes. But if your bond is issued by any state other than the one in which you reside, the interest would only be exempt from Federal income tax and you would have to pay your state income tax. Interest payments on U.S. Treasury bonds are exempt from state and local taxes.

INVESTMENT ADVISER:
The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the mutual fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

NET ASSET VALUE OR "NAV":

NAV = Assets - Liabilities
      --------------------
       Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest earned by a mutual fund on its investments less accrued expenses.

                              FOR MORE INFORMATION

     FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIOS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

     ANNUAL/SEMI-ANNUAL REPORTS: These reports contain performance data and information on portfolio holdings, operating results, and a discussion of the market conditions and investment strategies that significantly affect the Portfolios' performance for the most recently completed fiscal year or half-year.

     STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides a complete technical and legal description of the Portfolios' policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

     Copies of these documents and answers to questions about the Portfolios may be obtained without charge by contacting:

     WT Mutual Fund
     c/o PFPC Inc.
     760 Moore Road
     King of Prussia, PA 19406
     (800) 336-9970
     9:00 a.m. to 5:00 p.m. Eastern time

     Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or, by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Portfolios may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

     FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970

            The investment company registration number is 811-08648.

                     WILMINGTON LARGE CAP GROWTH PORTFOLIO
                      WILMINGTON LARGE CAP CORE PORTFOLIO
                      WILMINGTON LARGE CAP VALUE PORTFOLIO

                               OF WT MUTUAL FUND
                              INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                       PROSPECTUS DATED NOVEMBER 1, 2003

     This prospectus gives vital information about these mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

     Please note that these Portfolios:

         --  are not bank deposits

         -- are not obligations of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

         --  are not federally insured

         -- are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency

         --  are not guaranteed to achieve their goal(s)

     Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                            PORTFOLIO DESCRIPTIONS

A look at the goals,
strategies,
risks, expenses and
financial
history of each Portfolio.       Summary.......................................3

                                 Performance Information.......................6

                                 Fees and Expenses............................11

                                 Example......................................12

                                 Investment Objectives........................12

                                 Primary Investment Strategies................13

                                 Additional Risk Information..................17

                                 Financial Highlights.........................18

Details about the service
providers.                  MANAGEMENT OF THE PORTFOLIOS

                                 Investment Advisers..........................21

                                 Portfolio Managers...........................22

                                 Service Providers............................23

Policies and instructions
for
opening, maintaining and
closing an account in any
of
the Portfolios.             SHAREHOLDER INFORMATION

                                 Pricing of Shares............................24

                                 Purchase of Shares...........................24

                                 Redemption of Shares.........................25

                                 Exchange of Shares...........................27

                                 Distributions................................28

                                 Taxes........................................28

Details on the Portfolios'
master/feeder arrangement
and share classes.          DISTRIBUTION ARRANGEMENTS

                                 Master/Feeder Structure......................29

                                 Share Classes................................29

                            GLOSSARY..........................................30

                            FOR MORE INFORMATION..............................32

For information about key terms and concepts, please refer to the "Glossary."

                     WILMINGTON LARGE CAP GROWTH PORTFOLIO
                      WILMINGTON LARGE CAP CORE PORTFOLIO
                      WILMINGTON LARGE CAP VALUE PORTFOLIO

                              INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                             PORTFOLIO DESCRIPTIONS

--------------------------------------------------------------------------------------------------
SUMMARY
--------------------------------------------------------------------------------------------------
Investment Objective                  --   The WILMINGTON LARGE CAP GROWTH PORTFOLIO seeks
                                      superior long-term growth of capital.
                                      --   The WILMINGTON LARGE CAP CORE PORTFOLIO and the
                                      WILMINGTON LARGE CAP VALUE PORTFOLIO each seek to achieve
                                           long-term capital appreciation.
--------------------------------------------------------------------------------------------------
Investment Focus                      --   Equity (or related) securities
--------------------------------------------------------------------------------------------------
Share Price Volatility                --   High
--------------------------------------------------------------------------------------------------
Principal Investment Strategy         --   Each Portfolio operates as a "feeder fund" which means
                                      that the Portfolio does not buy individual securities
                                           directly. Instead, it invests in a "master fund," which
                                           in turn purchases investment securities. The Portfolios
                                           invest all of their assets in master funds which are
                                           separate series of WT Investment Trust I. Each
                                           Portfolio and its corresponding Series have the same
                                           investment objective, policies and limitations.
                                      --   The WILMINGTON LARGE CAP GROWTH PORTFOLIO invests in
                                      the WT Large Cap Growth Series, which invests at least 80%
                                           of its total assets in a diversified portfolio of U.S.
                                           equity (or related) securities of corporations with a
                                           market cap of $5 billion or more, which the Series'
                                           investment adviser believes have above average earnings
                                           potential compared to the securities market as a whole.
                                           The investment adviser purchases stocks it believes
                                           exhibit consistent, above-average earnings growth,
                                           superior quality and attractive risk/reward
                                           characteristics. The investment adviser analyzes the
                                           stocks of over 2000 companies using a bottom-up
                                           approach to search for high quality companies which are
                                           growing at about double the market's average rate.

                                   --   The WILMINGTON LARGE CAP CORE PORTFOLIO invests in the Large Cap Core
                                        Series, which invests at least 80% of its total assets, primarily in a diversified portfolio of U.S. equity (or related) securities of large cap corporations. The Series' investment adviser employs a combined growth and value investment approach and invests in the stocks of companies with the most attractive combination of long-term earnings, growth and valuation.
                                   --   The WILMINGTON LARGE CAP VALUE PORTFOLIO invests in the Large Cap Value
                                        Series, which invests at least 80% of its total assets in securities of companies with a market capitalization at the time of purchase, equal to at least that of the smallest company in the top 40% of the Russell 1000
                                        Value Index.
-----------------------------------------------------------------------------------------------------------------
Principal Risks                    The Portfolios are subject to the risks summarized below which are further described under "Additional Risk Information."
                                   --   An investment in a Portfolio is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the Federal
                                        Deposit Insurance Corporation or any other government agency.
                                   --   It is possible to lose money by investing in a Portfolio. There is no guarantee that the stock market or the stocks that a Series buy will increase in value.
                                   --   A Portfolio's share price will fluctuate in response to changes in the market value of the Portfolio's investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.
                                   --   Investments in a foreign (i.e. non-U.S.) market are subject to foreign security risk and the risk of losses caused by changes in foreign currency exchange rates.
                                   --   Growth-oriented investments may be more volatile than the rest of the
                                        U.S. stock market as a whole.
                                   --   A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.
                                   --   The performance of a Portfolio will depend on whether the investment adviser is successful in pursuing the investment strategy.

                                      --   The Portfolios are also subject to other risks which
                                      are described under "Additional Risk Information."
--------------------------------------------------------------------------------------------------
Investor Profile                      --   Investors who want the value of their investment to
                                      grow and who are willing to accept more volatility for the possibility of higher returns.
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

                     WILMINGTON LARGE CAP GROWTH PORTFOLIO

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and by showing how the Portfolio's average annual returns for one, five and ten years, before and after taxes, compare with those of the Russell 1000 Growth Index, a broad measure of market performance. Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Until February 23, 1998, the Portfolio invested in both large and small capitalization securities. Currently, the Portfolio's investments are made primarily in large capitalization equity securities with strong growth characteristics. Accordingly, the Portfolio's historical performance may not reflect its current investment practices. Of course, past performance, both before and after taxes, does not necessarily indicate how the Portfolio will perform in the future.

                 ANNUAL RETURNS FOR THE PAST 10 CALENDAR YEARS
                                                                   [PERCENTAGES]

1993                                                                             14.57
1994                                                                             -0.23
1995                                                                             28.43
1996                                                                             24.25
1997                                                                              27.5
1998                                                                             23.58
1999                                                                              48.1
2000                                                                            -21.09
2001                                                                            -33.06
2002                                                                            -30.37

                               PERFORMANCE YEARS

      CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2003: 14.67%

           BEST QUARTER                      WORST QUARTER
           ------------                      -------------
              41.39%                            -25.62%
       (December 31, 1999)                  (March 31, 2001)

INSTITUTIONAL SHARES
AVERAGE ANNUAL RETURNS AS OF 12/31/02                     1 Year       5 Years      10 Years
-------------------------------------                    --------      -------      --------
Large Cap Growth Portfolio Return Before Taxes           (30.37)%      (7.61)%       4.58%
Return After Taxes on Distributions(1)                   (30.37)%      (9.72)%       2.01%
Return After Taxes on Distributions and Sale of
  Shares(1)                                              (18.65)%      (4.62)%       4.24%
Russell 1000 Growth Index (reflects no deductions for
  fees, expenses or taxes)(2)                            (27.88)%      (3.84)%       6.71%

1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2 The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity markets.

                      WILMINGTON LARGE CAP CORE PORTFOLIO

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and by showing how the Portfolio's average annual returns for one, five and since inception, before and after taxes, compare with those of the S&P 500 Index, a broad measure of market performance. Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Portfolio will perform in the future.

               ANNUAL RETURNS FOR CALENDAR YEARS SINCE INCEPTION
                                                                   [PERCENTAGES]

1996                                                                             16.56
1997                                                                             25.13
1998                                                                             29.66
1999                                                                             22.41
2000                                                                            -11.47
2001                                                                            -17.55
2002                                                                            -27.95

                               PERFORMANCE YEARS

      CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2003: 13.15%

           BEST QUARTER                      WORST QUARTER
           ------------                      -------------
              21.62%                            -17.98%
       (December 31, 1998)                (September 30, 2002)

INSTITUTIONAL SHARES                                                         Since Inception
AVERAGE ANNUAL RETURNS AS OF 12/31/02                 1 Year     5 Years    (January 5, 1995)
-------------------------------------                --------    -------    -----------------
Large Cap Core Portfolio Return Before Taxes         (27.95)%    (3.55)%          5.54%
Return After Taxes on Distributions(1)               (28.23)%    (4.16)%          4.10%
Return After Taxes on Distributions and Sale of
  Shares(1)                                          (17.13)%    (2.79)%          4.53%
S&P 500 Index (reflects no deductions for fees,
  expenses or taxes)(2)                              (22.10)%    (0.59)%         10.06%

1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2 The S&P 500 Index, a widely recognized, unmanaged index of common stock prices, is the Standard and Poor's Composite Index of 500 Stocks.

                      WILMINGTON LARGE CAP VALUE PORTFOLIO

     The bar chart and performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and by showing how the Portfolio's average annual returns for one, five and ten years, before and after taxes, compare with those of the Russell 1000 Value Index, a broad measure of market performance. This performance information includes the performance of the Portfolio's predecessor, the Value Stock Fund, a collective investment fund. The Value Stock Fund's performance has been included for periods prior to June 29, 1998 and has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Portfolio (i.e., adjusted to reflect expenses, absent investment advisory fee waivers). The Value Stock Fund was not registered as a mutual fund under the 1940 Act and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Code. If the Value Stock Fund had been registered under the 1940 Act, its performance may have been different. Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Portfolio will perform in the future.

                 ANNUAL RETURNS FOR THE PAST 10 CALENDAR YEARS
                                                                   [PERCENTAGES]

1993                                                                             13.75
1994                                                                             -1.64
1995                                                                             34.38
1996                                                                             21.86
1997                                                                             24.55
1998                                                                             -2.75
1999                                                                              3.02
2000                                                                             19.15
2001                                                                             -5.14
2002                                                                            -28.06

                               PERFORMANCE YEARS

      CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2003: 12.24%

           BEST QUARTER                      WORST QUARTER
           ------------                      -------------
              13.48%                            --19.02%
         (June 30, 1997)                  (September 30, 2002)

INSTITUTIONAL SHARES                                        Since
AVERAGE ANNUAL RETURNS AS OF 12/31/02       1 Year     June 29, 1998(1)    5 Years(1)    10 Years(1)
-------------------------------------      --------    ----------------    ----------    -----------
Large Cap Value Portfolio Return Before
  Taxes                                    (28.06)%         (5.06)%        (4.01)%(2)     6.40%(2)
Return After Taxes on Distributions(3)     (28.33)%         (5.73)%              N/A           N/A
Return After Taxes on Distributions and
  Sale of Shares(3)                        (17.21)%         (4.18)%              N/A           N/A
Russell 1000 Value Index (reflects no
  deductions for fees, expenses or
  taxes)(4)                                (15.52)%         (1.26)%            1.16%        10.80%

1 For periods prior to June 29, 1998, the Portfolio's predecessor, the Value
  Stock Fund, operated as a collective investment fund. As a collective investment fund, the Value Stock Fund is treated differently than the Portfolio for federal income tax purposes. For example, a collective investment fund does not make distributions to its investors. As a result, after-tax returns for periods prior to June 29, 1998 are not presented.

2 This performance information reflects the performance of the Portfolio and its predecessor, the Value Stock Fund, and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Portfolio.

3 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

4 The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity markets.

--------------------------------------------------------------------------------

FEES AND EXPENSES
--------------------------------------------------------------------------------

     The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of a Portfolio.

           SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                Institutional Shares
                                                                --------------------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                         None
Maximum deferred sales charge                                           None
Maximum sales charge imposed on reinvested dividends (and
  other distributions)                                                  None
Redemption fee(1)                                                      1.00%
Exchange fee(1)                                                        1.00%

1 Institutional Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See "Redemption of Shares" and "Exchange of Shares" for additional information.

   ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO
                                  ASSETS)(1):

                                            Large Cap           Large Cap        Large Cap Value
                                         Growth Portfolio     Core Portfolio        Portfolio
                                         ----------------     --------------     ---------------
Management fees                               0.55%               0.70%               0.55%
Distribution (12b-1) fees                      None                None                None
Other expenses                                0.43%               0.35%               0.58%
TOTAL ANNUAL OPERATING EXPENSES               0.98%               1.05%(2)            1.13%
Waivers/reimbursements                                            0.25%
NET EXPENSES                                                      0.80%

1 The table above and the example below each reflect the aggregate annual operating expenses of each Portfolio and the corresponding Series of the Trust in which the Portfolio invests.
2 For Institutional Shares of the Large Cap Core Portfolio the investment adviser has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total annual operating expenses exceed 0.80%. This waiver will remain in place until November 1, 2005 unless the Board of Trustees approves its earlier termination.

--------------------------------------------------------------------------------

EXAMPLE
--------------------------------------------------------------------------------

     This example is intended to help you compare the cost of investing in Institutional Shares of each Portfolio with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

         --  you reinvested all dividends and other distributions;

         --  the average annual return was 5%;

         -- the Portfolio's total operating expenses (reflecting contractual waivers or reimbursements through November 1, 2005) are charged and remain the same over the time periods; and

         --  you redeemed all of your investment at the end of the time period.

     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

INSTITUTIONAL SHARES              1 Year        3 Years        5 Years        10 Years
--------------------              ------        -------        -------        --------
Large Cap Growth Portfolio         $100          $312           $542           $1,201
Large Cap Core Portfolio           $ 82          $283           $530           $1,236
Large Cap Value Portfolio          $115          $359           $622           $1,375

     The above example is for comparison purposes only and is not a representation of a Portfolio's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------

     The WILMINGTON LARGE CAP GROWTH PORTFOLIO seeks superior long-term growth of capital. The WILMINGTON LARGE CAP CORE PORTFOLIO and the WILMINGTON LARGE CAP VALUE PORTFOLIO each seek long-term capital appreciation. The investment objectives for each Portfolio except the Large Cap Core Portfolio may not be changed without shareholder approval. There is no guarantee that a Portfolio will achieve its investment objective.

--------------------------------------------------------------------------------

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

     The WILMINGTON LARGE CAP GROWTH PORTFOLIO invests its assets in the WT Large Cap Growth Series, which, under normal market conditions, invests at least 80% of its total assets in the following equity (or related) securities:

         -- common stocks of U.S. corporations that are judged by the investment adviser to have strong growth characteristics and, with respect to at least 80% of the Series' total assets, have a market capitalization of $5 billion or higher at the time of purchase;

         -- options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of U.S. corporations described above;

         -- options on indices of the common stock of U.S. corporations described above; and

         -- contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of U.S. corporations described above, and options upon such futures contracts.

     The Series' investment adviser, Roxbury Capital Management LLC ("Roxbury"), looks for high quality, sustainable growth stocks while paying careful attention to valuation. Research is bottom-up, emphasizing business fundamentals, including financial statement analysis and industry and competitor evaluations. The investment adviser selects stocks it believes exhibit consistent, above-average earnings growth, superior quality and attractive risk/reward characteristics. These dominant companies are expected to generate consistent earnings growth in a variety of economic environments.

     Roxbury attempts to maintain portfolio continuity by purchasing sustainable growth companies that are less sensitive to short-term economic trends than cyclical, low quality companies. Roxbury generally sells stocks when the risk/reward characteristics of a stock turn negative, company fundamentals deteriorate, or the stock underperforms the market or its peer group. The latter device is employed to minimize mistakes and protect capital.

     Roxbury may also invest up to 20% of the Series' assets in mid cap growth and "special situation growth opportunities" identified by Roxbury.

     In order to respond to adverse market, economic, political or other conditions, the Series may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade or higher. The result of this action may be that the Series will be unable to achieve its investment objective.

     The WILMINGTON LARGE CAP CORE PORTFOLIO invests its assets in the Large Cap Core Series, which, under normal market conditions, invests at least 80% of its total assets in the following equity (or related) securities:

         -- securities of U.S. corporations that are judged by the investment adviser to have strong growth and value characteristics

         -- options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of U.S. corporations described above

         -- receipts or American Depositary Receipts ("ADRs"), which are typically issued by a U.S. bank or trust company as evidence of ownership of underlying securities issued by a foreign corporation

         -- cash reserves and money market instruments (including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements, certificates of deposit and bankers' acceptances issued by banks or savings and loan associations, and commercial paper)

     The Large Cap Core Series is a diversified portfolio of U.S. equity (or related) securities, including common stocks, preferred stocks and securities convertible into common stock of companies with market capitalizations of at least $2 billion. Dividend income is an incidental consideration compared to growth in capital in the selection of securities. The Series' investment adviser, Rodney Square Management Corporation ("RSMC"), seeks securities that possess strong growth and value characteristics based on the evaluation of the issuer's background, industry position, historical returns and the experience and qualifications of the management team. RSMC may rotate the Series' holdings among various market sectors based on economic analysis of the overall business cycle.

     As a temporary defensive investment policy, the Large Cap Core Series may, without limit, invest its assets in money market instruments and other short-term debt instruments, rated investment grade or higher at the time of purchase, and may hold a portion of its assets in cash. The result of this action may be that the Series will be unable to achieve its investment objective.

     The WILMINGTON LARGE CAP VALUE PORTFOLIO invests its assets in the Large Cap Value Series, which, under normal conditions, invests at least 80% of its total assets in the following equity (or related) securities:

         -- common stocks of U.S. corporations that are judged by the investment adviser to be undervalued in the marketplace relative to underlying profitability and have a market capitalization, at the time of purchase, equal to at least that of the smallest company in the top 40% of the Russell 1000 Value Index. ("large cap company")

         -- options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of large cap companies

         --  options on indices of the common stock of large cap companies

         -- contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of large cap companies, and options upon such futures contracts

     The Large Cap Value Series is a diversified portfolio of U.S. equity (or related) securities of large cap companies that are deemed by CRM to be undervalued as compared to the company's profitability potential. The capitalization of companies that make up the Russell 1000 Value Index will change due to changes in the market. As a result, the capitalization of large cap companies in which the Series will invest will also change. As of September 30, 2003, the market capitalization of companies that make up the Russell 1000 Value Index is between $348.5 million and $254.1 billion.

     Through its investment in the corresponding Series, the Wilmington Large Cap Value Portfolio seeks to invest in stocks that are less expensive than comparable companies, as determined by price-to-earnings ratios, price-to-cash flow ratios, asset value per share or other measures. Value investing therefore may reduce risk while offering potential for capital appreciation as a stock gains favor among other investors and its price rises.

     The Series is managed by Cramer Rosenthal McGlynn LLC ("CRM") who relies on selecting individual stocks and does not try to predict when the stock market might rise or fall. It seeks out those stocks that are undervalued and, in some cases, neglected by financial analysts. The investment adviser evaluates the degree of analyst recognition by monitoring the number of analysts who follow a company and recommend its purchase or sale to investors.

     CRM starts by identifying early changes in a company's operations, finances or management. CRM is attracted to companies that it believes will look different tomorrow-operationally, financially, managerially- when compared to yesterday. This type of dynamic change often creates confusion and misunderstandings and may lead to a drop in a company's stock price. Examples of change include mergers, acquisitions, divestitures, restructurings, change of management, new market/product/means of production/distribution, regulatory change, etc. Once change is identified, the investment adviser evaluates the company on several levels. It analyzes:

         --  Financial models based principally upon projected cash flows

         -- The price of a company's stock in the context of what the market is willing to pay for stock of comparable companies and what a strategic buyer would pay for the whole company

         --  The extent of management's ownership interest in a company

         -- A company's market position by corroborating its observations and assumptions by meeting with management, customers and suppliers

     CRM also evaluates the degree of recognition of the business by the investors by monitoring the number of sell side analysts who closely follow a company and the nature of the shareholder base. Before deciding to purchase a stock, the investment adviser conducts an extensive amount of business due diligence to corroborate its observations and assumptions.

     The identification of change comes from a variety of sources including the private capital network which CRM has established among its clients, historical investments and intermediaries. The investment adviser also makes extensive use of clipping services and regional brokers and bankers to identify elements of change. The members of CRM's portfolio management team regularly meet companies around the country and sponsor annually more than 200 company/management meetings in its New York office.

     By reviewing historical relationships and understanding the characteristics of a business, CRM establishes valuation parameters using relative ratios or target prices. In its overall assessment, CRM seeks stocks that it believes have a greater upside potential than downside risk over an 18 to 24 month holding period.

     An important function of the investment adviser is to set a price target at which the stock will be sold when there has been no fundamental change in the investment case. In setting a target price for a stock, the investment adviser considers appreciation potential relative to risk over a two year period. The investment adviser constantly monitors the companies held by the Series to determine if there have been any fundamental changes in the reasons that prompted the initial purchase of the stock. If significant changes for the better have not materialized, the stock will be sold. The initial investment case for stock purchase, which has been documented, is examined by the investment adviser's portfolio management team. A final decision on selling the stock is made after all such factors are analyzed.

     The Series may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by a nationally recognized statistical rating organization ("NRSRO"), in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Series will be unable to achieve its investment objective.

     ALL SERIES: The frequency of portfolio transactions and a Series' turnover rate will vary from year to year depending on the market. Increased turnover rates incur the cost of additional brokerage commissions and may cause you to receive a larger capital gain distribution. Under normal market conditions, the Series turnover rate is expected to be less than 100% for each of the Series.

     Each Series also may use other strategies and engage in other investment practices, which are more fully described in our Statement of Additional Information ("SAI").

--------------------------------------------------------------------------------

ADDITIONAL RISK INFORMATION
--------------------------------------------------------------------------------

     The following is a list of certain risks that may apply to your investment in a Portfolio. Further information about investment risks is available in our
SAI:

         -- DERIVATIVES RISK: Some of the securities in which a Series' invests may be referred to as "derivatives" because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of a Series' total assets may be committed or exposed to derivative strategies.

         -- FOREIGN SECURITY RISK: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country not normally associated with investing in the U.S. markets. (Large Cap Core and Large Cap Value Portfolios)

         -- GROWTH INVESTING RISK: The risk that an investment in a growth-oriented portfolio, which invests in growth companies, will be more volatile than the rest of the U.S. market as a whole. (Large Cap Growth and Large Cap Core Portfolios)

         -- LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that the Portfolio has used in valuing its securities.

         -- MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         -- MASTER/FEEDER RISK: While the master/feeder structure is designed to reduce costs, it may not do so, and the Portfolios might encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares in a master fund could have adverse effects on a Portfolio such as requiring the liquidation of a substantial portion of the master fund's holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than a Portfolio's interest, and, therefore, could have effective voting control over the operation of a master fund.

         -- OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

         -- VALUATION RISK: The risk that a Series has valued certain of its securities at a higher price than it can sell them.

         -- VALUE INVESTING RISK: The risk that a Series' investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, do not appreciate in value as anticipated. (Large Cap Core and Large Cap Value Portfolio).

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

     The financial highlights tables are intended to help you understand each Portfolio's financial performance for the past 5 years or since its inception, if shorter. Certain information reflects financial results for a single Institutional Share of a Portfolio. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Portfolio assuming reinvestment of all dividends and other distributions. Financial highlights have been audited by Ernst & Young LLP, whose report, along with each Portfolio's financial statements, is included in the Institutional Shares' Annual Report, which is available without charge upon request.

                                                                              For the Period        For the Fiscal
                                    For the Fiscal Years Ended June 30,      January 1, 1999          Year Ended
                                  ----------------------------------------   through June 30,        December 31,
LARGE CAP GROWTH PORTFOLIO --      2003       2002       2001     2000(4)+        1999+                1998(1)+
INSTITUTIONAL SHARES              -------   --------   --------   --------   ----------------       --------------
NET ASSET VALUE -- BEGINNING OF
  PERIOD........................  $  8.70   $  12.69   $  33.39   $  25.76       $  23.59              $  21.37
                                  -------   --------   --------   --------       --------              --------
INVESTMENT OPERATIONS:
  Net investment loss(2)........       --(5)       --(5)   (0.08)   (0.14)         (0.02)                (0.01)
  Net realized and unrealized
    gain (loss) on
    investments.................     0.03     (3.99)    (10.61)       8.70           2.19                  5.02
                                  -------   --------   --------   --------       --------              --------
    Total from investment
    operations..................     0.03     (3.99)    (10.69)       8.56           2.17                  5.01
                                  -------   --------   --------   --------       --------              --------
DISTRIBUTIONS:
  From net realized gain........       --         --    (10.01)     (0.93)             --                (2.79)
                                  -------   --------   --------   --------       --------              --------
NET ASSET VALUE -- END OF
  PERIOD........................  $  8.73   $   8.70   $  12.69   $  33.39       $  25.76              $  23.59
                                  =======   ========   ========   ========       ========              ========
TOTAL RETURN....................    0.35%   (31.44)%   (39.41)%     33.27%          9.20%**              23.58%
RATIOS (TO AVERAGE NET
  ASSETS)/SUPPLEMENTAL DATA:(3)
  Expenses:
    Including expense
       limitations..............    0.95%      0.85%      0.76%      0.75%          0.75%*                0.80%
    Excluding expense
       limitations..............    0.98%      0.85%      0.79%      0.77%          0.80%*                0.92%
  Net investment loss...........  (0.02)%    (0.04)%    (0.37)%    (0.45)%        (0.14)%*              (0.08)%
Portfolio turnover..............      51%        75%        78%       111%            16%**                 52%
Net assets at end of period (000
  omitted)......................  $58,620   $ 76,892   $158,318   $277,290       $222,538              $223,151

*    Annualized.
**   Not annualized.
(1)  Effective February 23, 1998, Wilmington Trust Company
     assumed the responsibility of Adviser to the Large Cap
     Growth Portfolio.
(2)  The net investment loss per share was calculated using
     average shares outstanding method.
(3)  Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT
     Investment Trust I -- WT Large Cap Growth Series (the
     "Series") and the portfolio turnover reflects the investment activity of the Series.
(4)  Effective November 1, 1999, Roxbury Capital Management, LLC,
     assumed the responsibility of Adviser to the Series.
(5)  Less than $0.01 per share.
(+)  Effective November 1, 1999, the Rodney Square Large Cap
     Growth Portfolio ("Rodney Square Portfolio") was merged into the Wilmington Large Cap Growth Portfolio. The financial
     highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.

                                                     For the Fiscal Years Ended June 30,
                                           -------------------------------------------------------
                                            2003        2002        2001        2000        1999
                                           -------    --------    --------    --------    --------
LARGE CAP CORE PORTFOLIO -- INSTITUTIONAL
  SHARES
NET ASSET VALUE -- BEGINNING OF YEAR.....  $ 13.68    $  18.17    $  24.03    $  22.50    $  18.72
                                           -------    --------    --------    --------    --------
INVESTMENT OPERATIONS:
  Net investment income..................     0.15        0.11        0.08        0.10        0.12
  Net realized and unrealized gain (loss)
    on investments.......................   (0.55)      (4.15)      (5.15)        1.83        4.14
                                           -------    --------    --------    --------    --------
    Total from investment operations.....   (0.40)      (4.04)      (5.07)        1.93        4.26
                                           -------    --------    --------    --------    --------
DISTRIBUTIONS:
  From net investment income.............   (0.11)      (0.08)      (0.04)      (0.12)      (0.14)
  From net realized gain.................   (0.03)      (0.37)      (0.75)      (0.28)      (0.34)
                                           -------    --------    --------    --------    --------
    Total distributions..................   (0.14)      (0.45)      (0.79)      (0.40)      (0.48)
                                           -------    --------    --------    --------    --------
NET ASSET VALUE -- END OF YEAR...........  $ 13.14    $  13.68    $  18.17    $  24.03    $  22.50
                                           =======    ========    ========    ========    ========
TOTAL RETURN.............................  (2.86)%    (22.66)%    (21.50)%       8.57%      23.25%
RATIOS (TO AVERAGE NET
  ASSETS)/SUPPLEMENTAL DATA:(1)
  Expenses:
    Including expense limitations........    0.80%       0.80%       0.80%       0.80%       0.80%
    Excluding expense limitations........    1.05%       1.00%       0.98%       0.94%       0.91%
  Net investment income..................    1.04%       0.64%       0.39%       0.40%       0.65%
Portfolio turnover rate..................      50%         68%         72%         12%          5%
Net assets at end of period (000
  omitted)...............................  $61,380    $ 80,831    $108,061    $127,812    $139,228

1 The expense and net investment income ratios include expenses allocated from the WT Investment Trust I -- Large Cap Core Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.

                                                                              For the Period     For the Period
                                                                              January 1, 1999   June 29, 1998(1)
                                      For the Fiscal Years Ended June 30,         through           through
                                    ---------------------------------------      June 30,         December 31,
                                     2003       2002      2001     2000(3)+        1999+             1998+
                                    -------   --------   -------   --------   ---------------   ----------------
LARGE CAP VALUE PORTFOLIO --
  INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF
  PERIOD..........................  $  8.20   $  11.13   $ 10.25   $  9.82        $  9.30           $ 10.00
                                    -------   --------   -------   -------        -------           -------
INVESTMENT OPERATIONS:
  Net investment income...........     0.08       0.07      0.09      0.13           0.10              0.10
  Net realized and unrealized gain
    (loss) on investments.........   (0.01)     (2.68)      0.86      0.50           0.42            (0.58)
                                    -------   --------   -------   -------        -------           -------
    Total from investment
      operations..................   (0.07)     (2.61)      0.95      0.63           0.52            (0.48)
                                    -------   --------   -------   -------        -------           -------
DISTRIBUTIONS:
  From net investment income......   (0.07)     (0.09)    (0.07)    (0.20)              -            (0.10)
  From net realized gain..........   (0.01)     (0.23)         -         -              -                 -
  In excess of net realized
    gain..........................        -          -         -         -              -            (0.12)
                                    -------   --------   -------   -------        -------           -------
    Total distributions...........   (0.08)     (0.32)    (0.07)    (0.20)              -            (0.22)
                                    -------   --------   -------   -------        -------           -------
NET ASSET VALUE -- END OF
  PERIOD..........................  $  8.19   $   8.20   $ 11.13   $ 10.25        $  9.82           $  9.30
                                    =======   ========   =======   =======        =======           =======
TOTAL RETURN......................    0.92%   (24.02)%     9.33%     6.61%          5.59%**         (4.79)%**
RATIOS (TO AVERAGE NET
  ASSETS)/SUPPLEMENTAL DATA:(2)
  Expenses:
    Including expense
      limitations.................    1.06%      0.92%     0.77%     0.75%          0.75%*            0.75%*
    Excluding expense
      limitations.................    1.13%      0.93%     0.91%     0.97%          0.84%*            0.88%*
  Net investment income (loss)....    0.93%      0.66%     0.96%     1.06%          1.92%*            2.07%*
Portfolio turnover rate...........      87%       100%      109%      136%            25%**             37%**
Net assets at end of period (000
  omitted)........................  $47,301   $ 52,064   $82,312   $64,272        $79,060           $93,780

*  Annualized.
** Not annualized.
1  Commencement of operations.
2 Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I -- Large Cap Value Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.
3 Effective November 1, 1999, Cramer Rosenthal McGlynn, LLC, assumed the responsibility of Adviser to the Large Cap Value Series.
+ Effective November 1, 1999, the Rodney Square Large Cap Value Portfolio ("Rodney Square Portfolio") was merged into the Wilmington Large Cap Value Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.

                          MANAGEMENT OF THE PORTFOLIOS

     The Board of Trustees for each Portfolio supervises the management, activities and affairs of the Portfolios and has approved contracts with various organizations to provide, among other services, the day-to-day management required by a Portfolio and its shareholders.

--------------------------------------------------------------------------------

INVESTMENT ADVISER
--------------------------------------------------------------------------------

     Rodney Square Management Corporation ("RSMC"), the investment adviser for the Large Cap Core Series, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. RSMC, subject to the supervision of the Board of Trustees, directs the investments of these Series in accordance with their respective investment objectives, policies and limitations. In the past, RSMC has provided asset management services to other mutual funds, individuals, personal trusts, municipalities, corporations and other organizations. As of September 30, 2003, RSMC had $5.6 billion assets under management.

     For the twelve months ended June 30, 2003, RSMC received the advisory fees (after fee waivers) of 0.63% for the Large Cap Core Series as a percentage of each Series' average daily net assets.

     Cramer Rosenthal McGlynn LLC ("CRM"), 520 Madison Avenue, New York, New York 10022, serves as the investment adviser to the Large Cap Value Series. CRM and its predecessors have managed equity investments including a mutual fund, for more than twenty-five years. As of September 30, 2003, CRM had over $4 billion of assets under management.

     For the twelve months ended June 30, 2003, CRM received advisory fees of 0.55% for the Large Cap Value Series, as a percentage of the Series' average daily net assets.

     Roxbury Capital Management, LLC ("Roxbury"), 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401, serves as the investment adviser for the WT Large Cap Growth. Roxbury is engaged in a variety of investment advisory activities including the management of separate accounts and, as of September 30, 2003, had assets under management of approximately $3.1 billion.

     For the twelve months ended June 30, 2003, Roxbury received advisory fees of 0.55% of the WT Large Cap Growth Series' as a percentage of the Series' average daily net assets.

--------------------------------------------------------------------------------

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

     The day-to-day management of the Large Cap Core Series is the responsibility of RSMC's Core Team. The Core Team meets daily to make investment decisions for each of these Series.

     The day-to-day management of the Large Cap Value Series is shared by a team of individuals employed by CRM. Ronald H. McGlynn and Jay B. Abramson are responsible for the overall management of the Series. In addition, David A. Tillson is the leader of the team responsible for the management of the Large Cap Value Series. Each portfolio manager's business experience and educational background is as follows:

     RONALD H. MCGLYNN is a Co-founder, Chief Executive Officer and President of CRM and has over 34 years of investment experience. Prior to co-founding CRM in 1973, Mr. McGlynn was a Portfolio Manager at Oppenheimer & Co. He received a B.A. from Williams College and an M.B.A. from Columbia University.

     JAY B. ABRAMSON, CPA, Executive Vice President of CRM. Mr. Abramson joined CRM in 1985 and is responsible for investment research and portfolio management. Mr. Abramson received a B.S.E. and J.D. from the University of Pennsylvania Wharton School and Law School, respectively, and is a Certified Public Accountant.

     DAVID A. TILLSON, CFA is a Senior Vice President at CRM. He joined CRM in October 2002 and is responsible for portfolio management. Prior to joining CRM, he was a Managing Director at U.S. Trust Company from 1993 to 2002. David received his B.A. from Brown University and his M.B.A. from New York University. He is a member of the New York Society of Security and Analysts and the Association for Investment Management and Research.

     The day-to-day management of the WT Large Cap Growth Series is the responsibility of Roxbury's Investment Committee. The Investment Committee meets regularly to make investment decisions for the Series and relies on Roxbury's research team.

--------------------------------------------------------------------------------

SERVICE PROVIDERS
--------------------------------------------------------------------------------

     The chart below provides information on the primary service providers.

                         [SERVICE PROVIDERS FLOW CHART]

                            SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING OF SHARES
--------------------------------------------------------------------------------

     The Series value their assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by a Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily net asset value per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

     PFPC determines the NAV per share of each Portfolio as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time), on each Business Day (a day that the New York Stock Exchange and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in a Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in that Portfolio. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation.

     Shares will not be priced on those days the Portfolios are closed. As of the date of this prospectus, those days are:

New Year's Day                Good Friday                   Labor Day
Martin Luther King, Jr.       Memorial Day                  Thanksgiving Day
  Day
Presidents' Day               Independence Day              Christmas Day

--------------------------------------------------------------------------------

PURCHASE OF SHARES
--------------------------------------------------------------------------------

     Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Institutional Shares of each Portfolio is $1,000. Additional investments in a Portfolio may be made in any amount. You may purchase shares as specified below.

     You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Portfolios' distributor ("Service Organization"), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Portfolios. If you wish to purchase Portfolio shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

     BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Equity Portfolios, indicating the name and class of the Portfolio, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Portfolio account number. When you make purchases by check, each Portfolio may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

    Regular mail:                                              Overnight mail:
    -------------                                              ---------------
    Wilmington Equity Portfolios                  Wilmington Equity Portfolios
    c/o PFPC Inc.                                 c/o PFPC Inc.
    P.O. Box 9828                                 760 Moore Road
    Providence, RI 02940                          King of Prussia, PA 19406

     BY WIRE: You may purchase shares by wiring federal funds. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

     ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day. Any purchase order may be rejected if a Portfolio determines that accepting the order would not be in the best interest of the Portfolio or its shareholders. It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above. For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our SAI.

--------------------------------------------------------------------------------

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

     You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Portfolio shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See "Redemption Fee" below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next Business Day (if received after 4:00 p.m. Eastern time or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Portfolio's name and your account number should accompany any redemption requests.

     REDEMPTION FEES: Each Wilmington Portfolio will impose a fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Portfolios. This fee is paid directly to the respective Wilmington Portfolio and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts and certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See "Exchange of Shares" for additional information regarding the exchange of shares of a Wilmington Portfolio.

     BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Portfolio name, your account number and your name. The written instructions and signature guarantee should be mailed to:

    Regular mail:                                              Overnight mail:
    -------------                                              ---------------
    Wilmington Equity Portfolios                  Wilmington Equity Portfolios
    c/o PFPC Inc.                                 c/o PFPC Inc.
    P.O. Box 9828                                 760 Moore Road
    Providence, RI 02940                          King of Prussia, PA 19406

     BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Portfolios have certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

     ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of your signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares. If shares to be redeemed represent a recent investment made by check, each Portfolio reserves the right not to send the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

     SMALL ACCOUNTS: If the value of your Portfolio account falls below $500, the Portfolio may ask you to increase your balance. If the account value is still below $500 after 60 days, the Portfolio may close your account and send you the proceeds. The Portfolio will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

     The Large Cap Value Portfolio reserve the right to make "redemptions in kind"--payments of redemption proceeds in portfolio securities rather than cash--if the amount redeemed is large enough to affect their respective Series' operations (for example, if it represents more than 1% of the Series' assets).

     For additional information on other ways to redeem shares, please refer to our SAI.

--------------------------------------------------------------------------------

EXCHANGE OF SHARES
--------------------------------------------------------------------------------

     You may exchange all or a portion of your shares in a Portfolio for Institutional Shares of the following funds ("Wilmington Portfolios"):

         Wilmington Premier Money Market Portfolio

         Wilmington Short/Intermediate Bond Portfolio

         Wilmington Broad Market Bond Portfolio

         Wilmington Municipal Bond Portfolio

         Wilmington Short-Term Income Portfolio

         Wilmington Large Cap Growth Portfolio

         Wilmington Large Cap Core Portfolio

         Wilmington Small Cap Core Portfolio

         Wilmington International Multi-Manager Portfolio

         Wilmington Large Cap Value Portfolio

         Wilmington Mid Cap Value Portfolio

         Wilmington Small Cap Value Portfolio

         Wilmington Large Cap Strategic Allocation Fund

         Wilmington Mid Cap Strategic Allocation Fund

         Wilmington Small Cap Strategic Allocation Fund

     Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See "Taxes" for a discussion of the tax effect on an exchange of shares.

     Exchange transactions will be subject to the minimum initial investment and other requirements of the Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $500.

     FEES ON EXCHANGES: If held for more than 60 days, there is no fee when Portfolio shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See "Redemption of Shares" for additional information regarding redemptions and this fee.

     To obtain prospectuses of the other Wilmington Portfolios, you may call
(800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Portfolios may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Portfolio shares to be acquired through such exchange may be legally made.

--------------------------------------------------------------------------------

DISTRIBUTIONS
--------------------------------------------------------------------------------

     Distributions from the net investment income, if any, of each Portfolio are declared and paid annually to you. Any net capital gain realized by a Portfolio will be distributed annually.

     Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

--------------------------------------------------------------------------------

TAXES
--------------------------------------------------------------------------------

     As long as a Portfolio meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While each Portfolio may invest in securities that earn interest exempt from Federal income tax, the Portfolios invest primarily in taxable securities. The Portfolios' distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Portfolio shares, are generally taxable to you as ordinary income. Each Portfolio will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

     The Portfolios' distributions of a net capital gain, if any, whether received in cash or reinvested in additional Portfolio shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if Portfolio shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. The Large Cap Growth Portfolio anticipates the distribution of net capital gain. The Large Cap Value Portfolio anticipates the distribution of net investment income.

     It is a taxable event for you if you sell or exchange shares of any Portfolio. Depending on the initial purchase price of the shares being sold or exchanged and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

     STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

     This section is only a summary of some important income tax considerations that may affect your investment in a Portfolio. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                           DISTRIBUTION ARRANGEMENTS

     PFPC Distributors, Inc. manages the Portfolios' distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Portfolios do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

--------------------------------------------------------------------------------

MASTER/FEEDER STRUCTURE
--------------------------------------------------------------------------------

     Other institutional investors, including other mutual funds, may invest in the master funds. The master/feeder structure enables various institutional investors, including the Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of a master fund, including the Portfolios, will pay its proportionate share of the master fund's expenses. For reasons relating to costs or a change in investment goal, among others, a Portfolio could switch to another master fund or decide to manage its assets itself. No Portfolio is currently contemplating such a move.

--------------------------------------------------------------------------------

SHARE CLASSES
--------------------------------------------------------------------------------

     The Portfolios issue Investor and Institutional Shares. Each class of shares bears a pro rata portion of a Portfolio's common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares pay a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares.

                                    GLOSSARY

MUTUAL FUND:
     A mutual fund pools shareholders' money and, using a professional investment manager, invests it in securities like stocks and bonds.

"CAP" OR MARKET CAPITALIZATION:
     Cap or the market capitalization of a company means the stock market value of all outstanding shares of the company's common stock.

TOTAL RETURN:
     Total return is a measure of the per-share change in the total value of a fund's portfolio, including any distributions paid to you. It is measured from the beginning to the end of a specific time period.

INDEX:
     An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND EXPENSES:
     Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.

GROWTH FUNDS:
     Growth funds invest in the common stock of growth-oriented companies seeking maximum growth of earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in growth funds tend to receive most of their return in the form of capital appreciation.

VALUE FUNDS:
     Value funds invest in the common stock of companies that are considered by the investment adviser to be undervalued relative to their underlying profitability, or rather their stock price does not reflect the value of the company

INVESTMENT ADVISER:
     The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

NET ASSET VALUE OR "NAV":
NAV = Assets - Liabilities
       ------------------
       Outstanding Shares

NET INVESTMENT INCOME:
     Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

                              FOR MORE INFORMATION

     FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIOS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

     ANNUAL/SEMI-ANNUAL REPORTS: These reports contain performance data and information on portfolio holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the Portfolios' performance for the most recently completed fiscal year or half-year.

     STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides a complete technical and legal description of the Portfolios' policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

     Copies of these documents and answers to questions about the Portfolios may be obtained free of charge by contacting:

     WT Mutual Fund
     c/o PFPC Inc.
     760 Moore Road
     King of Prussia, Pennsylvania 19406
     (800) 336-9970
     9:00 a.m. to 5:00 p.m. Eastern time

     Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Portfolios may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

     FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970.

            The investment company registration number is 811-08648.

                     WILMINGTON SMALL CAP GROWTH PORTFOLIO

                               OF WT MUTUAL FUND

                              INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                       PROSPECTUS DATED NOVEMBER 1, 2003

     This prospectus gives vital information about the Wilmington Small Cap Growth Portfolio, including information on its investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

     Please note that this Portfolio:

         --  is not a bank deposit

         -- is not an obligation of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

         --  is not federally insured

         -- is not an obligation of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency

         --  is not guaranteed to achieve its goal(s)

     Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                            PORTFOLIO DESCRIPTION

A look at the goal,
strategies,
risks and expenses of the
Portfolio.                       Summary.......................................3

                                 Performance Information.......................5

                                 Fees and Expenses.............................5

                                 Example.......................................5

                                 Investment Objectives.........................6

                                 Primary Investment Strategies.................6

                                 Additional Risk Information...................7

                                 Financial Highlights..........................9

Details about the service
providers.                  MANAGEMENT OF THE PORTFOLIO

                                 Investment Adviser...........................10

                                 Portfolio Managers...........................11

                                 Service Providers............................12

Policies and instructions
for
opening, maintaining and
closing an account in the
Portfolio.                  SHAREHOLDER INFORMATION

                                 Pricing of Shares............................13

                                 Purchase of Shares...........................13

                                 Redemption of Shares.........................14

                                 Exchange of Shares...........................16

                                 Distributions................................17

                                 Taxes........................................17

Details on the Portfolio's
master/feeder arrangement
and share classes.          DISTRIBUTION ARRANGEMENTS

                                 Master/Feeder Structure......................18

                                 Share Classes................................18

                            GLOSSARY..........................................19

                            FOR MORE INFORMATION..............................20

For information about key terms and concepts, please refer to the "Glossary."

                     WILMINGTON SMALL CAP GROWTH PORTFOLIO

                              INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                             PORTFOLIO DESCRIPTION

-----------------------------------------------------------------------------------------------------
SUMMARY
-----------------------------------------------------------------------------------------------------
Investment Objective                The WILMINGTON SMALL CAP GROWTH PORTFOLIO seeks to achieve long-term capital appreciation.
-----------------------------------------------------------------------------------------------------
Investment Focus                     --  Equity (or related) securities
-----------------------------------------------------------------------------------------------------
Share Price Volatility               --  High
-----------------------------------------------------------------------------------------------------
Principal Investment Strategy        --  The Portfolio operates as a "feeder fund" which means that the Portfolio does not buy individual securities directly.
                                         Instead, it invests in a "master fund," which in turn
                                         purchases investment securities. The Portfolio invests all of its assets in a master fund, which is a separate series of WT Investment Trust I. The Portfolio and its master fund have the same investment objective, policies and
                                         limitations.
                                     --  The Portfolio seeks to meet its investment objective by investing all or substantially all of its assets in the
                                         Small Cap Growth Series (the "Series"), which under normal market conditions, invests at least 80% of its net assets in securities of companies with a market capitalization, at the time of purchase, equal to or less than the largest stock in the S&P SmallCap 600 Index.
                                     --  The Series may invest in securities convertible into or exercisable for stock (including preferred stock, warrants and debentures), and certain option and financial futures
                                         contracts ("derivatives"). The Series may also invest in
                                         foreign securities, including American Depositary Receipts.
-----------------------------------------------------------------------------------------------------
Principal Risks                     An investment in the Portfolio is subject to the risks summarized below which are further described under "Additional Risk
                                    Information."
                                     --  An investment in the Portfolio is not a deposit of
                                         Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance
                                         Corporation or any other government agency.
                                     --  It is possible to lose money by investing in the Portfolio.
                                         There is no guarantee that the stock market or the
                                         securities that the Series buys will increase in value.

                                          --  The Portfolio's share price will fluctuate in response to changes in the market value of the Portfolio's investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.
                                          --  Since the Series focuses its investments in small cap companies, the
                                              Portfolio is subject to greater volatility than a fund that invests in large cap stocks. Small cap companies may be more vulnerable than larger companies to adverse business or economic developments and their securities may be less liquid and more volatile than securities of larger companies.
                                          --  The performance of the Portfolio and the Series will depend on whether or not the investment adviser is successful in pursuing the investment strategy.
                                          --  The Portfolio is also subject to other risks which are described under
                                              "Additional Risk Information."
-------------------------------------------------------------------------------------------------------------------------
Investor Profile                          --  Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

     Institutional Shares of the Portfolio were first offered on January 2, 2003, and, therefore the Portfolio does not have a full calendar year of performance.
--------------------------------------------------------------------------------

FEES AND EXPENSES
--------------------------------------------------------------------------------

     The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Portfolio.

                                                                INSTITUTIONAL SHARES
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)      --------------------
Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)                                   None
Maximum deferred sales charge                                           None
Maximum sales charge imposed on reinvested dividends (and
  other distributions)                                                  None
Redemption fee(a)                                                      1.00%
Exchange fee(a)                                                        1.00%

(a) Institutional Shares are subject to a 1.00% redemption fee only if redeemed or exchanged within the first 60 days after purchase. See "Redemption of Shares" and "Exchange of Shares" for additional information.

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)(1):

Management fees                                                 1.00%
Distribution (12b-1) fees                                       None
Other expenses                                                  8.13%
TOTAL ANNUAL OPERATING EXPENSES(2)                              9.13%
Waivers/reimbursements(2)                                      (7.38)%
Net expenses(2)                                                 1.75%

(1) This table and the example below each reflect the aggregate annual operating expenses of the Portfolio and the Series.
(2) For Institutional Shares of the Portfolio, the investment adviser has contractually agreed to waive a portion of its advisory fees or reimburse expenses to the extent total annual operating expenses exceeding 1.75%. This waiver will remain in place until January 1, 2006 unless the Board of Trustees approves its earlier termination.

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

     This example is intended to help you compare the cost of investing in Institutional Shares of the Portfolio with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

         --  you reinvested all dividends and other distributions;

         --  the average annual return was 5%;

         -- the Portfolio's total operating expenses (reflecting contractual waivers or reimbursements) are charged and remain the same over the time periods; and

         --  you redeemed all of your investment at the end of the time period.

     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

INSTITUTIONAL SHARES                          1 Year    3 Years    5 Years    10 Years
--------------------                          ------    -------    -------    --------
Small Cap Growth Portfolio..................   $178     $1,315     $3,105      $6,971

     The above example is for comparison purposes only and is not a representation of the Portfolio's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------

     The WILMINGTON SMALL CAP GROWTH PORTFOLIO seeks to achieve long-term capital appreciation. There is no guarantee that the Portfolio will achieve its investment objective.

--------------------------------------------------------------------------------

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

     The Portfolio seeks to achieve its investment objective by investing its assets in the Series. The Series, under normal market conditions, will invest at least 80% of its total assets in the following equity or equity-related securities:

         -- common stocks of U.S. corporations that are judged by the investment adviser to have strong growth characteristics or to be undervalued in the marketplace relative to underlying profitability and have a market capitalization which, at the time of purchase, is equal to or less than the capitalization of the largest stock in the S&P SmallCap 600 Index ("small cap companies")

         -- options on, or securities convertible (such as convertible preferred stock, convertible bonds, warrants and debentures) into, the common stock of small cap companies

         --  options on indices of the common stock of small cap companies

         -- contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of small cap companies, and options upon such futures contracts.

     Small cap companies are those whose capitalization is similar to the market capitalization of companies in the S&P Small Cap 600 Index at the time of the Series' investment. As of September 30, 2003, the market capitalization of the companies that make up the S&P Small Cap 600 Index was between $58.9 million and $3.8 billion. Due to market price adjustments or other events after the time of purchase, it is possible that an investment's market capitalization may drift above or below this range. Nevertheless, companies whose capitalization no longer meets this definition after purchase continue to be considered to have a small market capitalization for purposes of the 80% policy. The Series is not limited to only small-cap companies, and under normal market conditions, may invest up to 20% of its assets in stocks of companies in other capitalizations.

     The Series may also invest in certain option and financial futures contracts ("derivatives") foreign securities, including American Depositary Receipts.

     The investment adviser uses a bottom up approach to identify new investment opportunities and to evaluate existing investments on an ongoing basis to determine continued suitability. The investment adviser selects stocks it believes exhibit consistent, above average growth prospects. Through research and its understanding of business fundamentals, the investment adviser seeks to identify companies with sound economic business models, reputable managements, strong competitive positions, and the ability to grow their businesses in a variety of economic environments. Additionally, all investments undergo a valuation analysis to estimate their risk/reward characteristics.

     At the time of purchase, individual stock holdings may represent up to 5% of the Series' value. Due to market price fluctuations, individual stock holdings may exceed 5% of the value of the total portfolio. The Series may over or underweight certain industries and sectors based on the investment adviser's opinion of the relative attractiveness of companies within those industries and sectors. The Series may not invest in more than 10% of the outstanding shares of a company.

     In order to respond to adverse market, economic, political or other conditions, the Series may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade by a nationally recognized statistical rating organization, or determined by the Adviser to be of comparable quality. The result of this action may be that the Series and the Portfolio will be unable to achieve its investment objective.

     The frequency of portfolio transactions and the Series' turnover rate will vary from year to year depending on the market. Under normal market conditions, the Series' turnover rate is expected to be less than 200%. Increased turnover rates incur the cost of additional brokerage commissions and may cause you to receive a larger capital gain distribution. Such factors may have the effect of lowering overall fund performance.

     The Series also may use other strategies and engage in other investment practices, which are more fully described in our Statement of Additional Information.

--------------------------------------------------------------------------------

ADDITIONAL RISK INFORMATION
--------------------------------------------------------------------------------

     The following is a list of certain risks that may apply to your investment in the Portfolio. Further information about investment risks is available in our Statement of Additional Information.

         -- SMALL CAP RISK: Small cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence.

             Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies.

         -- GROWTH INVESTING RISK: The risk that an investment in a growth-oriented portfolio may be more volatile than the rest of the U.S. market as a whole.

         -- DERIVATIVES RISK: Some of the Series' investments may be referred to as "derivatives" because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging, risk management, or other portfolio management purposes consistent with the Series' investment objective. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of the Series' total assets may at any time be committed or exposed to derivative strategies.

         -- FOREIGN SECURITY RISK. The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country not normally associated with investing in the U.S. markets.

         -- LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

         -- MASTER/FEEDER RISK: While the master/feeder structure is designed to reduce costs, it may not do so, and the Portfolio might encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares in a master fund could have adverse effects on the Portfolio such as requiring the liquidation of a substantial portion of the master fund's holdings at a time when it could be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than the Portfolio's interest has, and, therefore, could have effective voting control over the operation of a master fund.

         -- MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         -- VALUATION RISK: The risk that the Series has valued certain of its securities at a higher price than it can sell them.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The financial highlights table is intended to help you understand the Portfolio's financial performance since inception. Certain information reflects financial results for a single Institutional Share of the Portfolio. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and other distributions). Financial highlights have been audited by Ernst & Young LLP, whose report, along with the Portfolio's financial statements, is included in the Institutional Shares' Annual Report, which is available without charge upon request.

                                                                For the Period
                                                              January 2, 2003(1)
                                                                   through
                                                                June 30, 2003
SMALL CAP GROWTH PORTFOLIO-INSTITUTIONAL SHARES               ------------------
NET ASSET VALUE-BEGINNING OF PERIOD.........................       $  10.00
                                                                   --------
INVESTMENT OPERATIONS:
  Net investment loss(2)....................................          (0.09)
  Net realized and unrealized gain on investments...........           2.85
                                                                   --------
     Total from investment operations.......................           2.76
                                                                   --------
NET ASSET VALUE-END OF PERIOD...............................       $  12.76
                                                                   ========
TOTAL RETURN................................................         27.60%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(3)
  Expenses
     Including expense limitations..........................          1.75%*
     Excluding expense limitations..........................          9.13%*
  Net investment loss.......................................        (1.45)%*
Portfolio Turnover..........................................            86%**
Net assets at end of period (000 omitted)...................       $  8,835

  *  Annualized.
 **  Not annualized.
  1  Commencement of operations.
  2 The net investment loss per share was calculated using average shares outstanding method.
  3 The expense and net investment income ratios include expenses allocated from WT Investment Trust I-Small Cap
     Growth Series (the "Series") and the portfolio turnover reflects investment activity of the Series.

                          MANAGEMENT OF THE PORTFOLIO

     The Board of Trustees for the Portfolio supervises the management, activities and affairs of the Portfolio and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Portfolio and its shareholders.

--------------------------------------------------------------------------------

INVESTMENT ADVISER
--------------------------------------------------------------------------------

     Roxbury Capital Management, LLC ("Roxbury"), 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401, serves as the investment adviser for the Series. Roxbury is engaged in a variety of investment advisory activities including the management of separate accounts. As of September 30, 2003, Roxbury had assets under management of approximately $3.1 billion.

     For the fiscal year ended June 30, 2003, Roxbury waived its entire advisory fee. Had there been no waiver, Roxbury would have received a fee of 1.00% of the Series' average daily net assets.

     The Small Cap Growth Series pays Roxbury a monthly fee advisory fee at the annual rate of 1.00% of the Series' first $1 billion of average daily net assets; 0.95% of the Series next billion of the average daily net assets; and 0.90% of the Series average daily net assets over $2 billion.

--------------------------------------------------------------------------------

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

     The day-to-day management of the Series is the responsibility of Roxbury's investment committee which includes the following individuals. The investment committee meets regularly to make investment decisions for the Series and relies on Roxbury's research team.

     STEVE MARSHMAN, CFA joined Roxbury in July of 2002 and has eleven years of investment management experience. Mr. Marshman is a member of Roxbury's Small Cap Growth Investment Team. From 1995 to July 2002, Mr. Marshman was with Columbia Funds Management Company ("Columbia") where he was a Portfolio Manager for the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on Small-Mid Cap securities. His responsibilities at Columbia also included Portfolio Management for Columbia's Technology Fund. Prior to joining Columbia, Mr. Marshman was a fighter pilot in the US Air Force.

     ROBERT MARVIN, CFA, CPA joined Roxbury in July 2002 and has ten years of investment management experience. Mr. Marvin is a member of Roxbury's Small Cap Growth Investment Team. From 1998 to July 2002, Mr. Marvin was with Columbia where he was a Portfolio Manager in the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on Small-Mid Cap securities. Prior to joining Columbia, he was Vice President and Consumer Analyst for The Seidler Companies, a Los Angeles based boutique research and brokerage firm. Mr. Marvin began his career at Deloitte & Touche where he earned his CPA and became a Senior Consultant.

     BRIAN SMOLUCH, CFA joined Roxbury in July 2002 and has seven years of investment management experience. Mr. Smoluch is a member of Roxbury's Small Cap Growth Investment Team. From 1996 to July 2002, Mr. Smoluch was with Columbia where he was a Portfolio Manager in the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on Small-Mid Cap securities. From July 1994 to June 1996, he was a Financial Analyst at Salomon Brothers Investment Banking in New York City.

--------------------------------------------------------------------------------

SERVICE PROVIDERS
--------------------------------------------------------------------------------

     The chart below provides information on the primary service providers.

Asset                                                                             Shareholder
Management                                                                        Services



           INVESTMENT ADVISER                                                                  TRANSFER AGENT
     Rodney Capital Management LLC                                                               PFPC Inc.
   100 Wilshire Boulevard, Suite 1000                                                          760 Moore Road
         Santa Monica, CA 90401                                                          King of Prussia, PA 19406



          Manages the Series'                                                          Handles shareholder services,
         investment activities.                                                         including recordkeeping and
                                                                                           statements, payment of
                                                                                      distributions and processing of
                                                                                           buy and sell requests.



                                                      WT MUTUAL FUND



                                                   WILMINGTON SMALL CAP
                                                     GROWTH PORTFOLIO
Fund                                                                              Asset
Operations                                                                        Safe Keeping



             ADMINISTRATOR                                                                       CUSTODIAN



     Rodney Square Management Corp.                                                       Wilmington Trust Company
        1100 North Market Street                                                          1100 North Market Street
          Wilmington, DE 19890                                                              Wilmington, DE 19890



         SUB-ADMINISTRATOR AND
            ACCOUNTING AGENT



               PFPC Inc.
          301 Bellevue Parkway
          Wilmington, DE 19809



   Provides facilities, equipment and                                                  Holds the Portfolio's assets,
         personnel to carry out                                                         settles all portfolio trades
   administrative services related to                                                     and collects most of the
    the Portfolio and calculates the                                                    valuation data required for
   Portfolio's NAV and distributions.                                                   calculating the Portfolio's
                                                                                               NAV per share.



                                                       DISTRIBUTOR




                                                 PFPC Distributors, Inc.
                                                      760 Moore Road
                                                King of Prussia, PA 19406
                                           Distributes the Portfolio's shares.

                            SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING OF SHARES
--------------------------------------------------------------------------------

     The Series values its assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by the Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily net asset value. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

     PFPC determines the NAV per share of the Portfolio as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time), on each Business Day (a day that the New York Stock Exchange and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in the Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in the Portfolio. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation.

     Shares will not be priced on those days the Portfolio is closed. As of the date of this prospectus, those days are:

New Year's Day                Good Friday                   Labor Day
Martin Luther King, Jr.       Memorial Day                  Thanksgiving Day
  Day
Presidents' Day               Independence Day              Christmas Day

--------------------------------------------------------------------------------

PURCHASE OF SHARES
--------------------------------------------------------------------------------

     Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Institutional Shares of the Portfolio is $1,000. Additional investments may be made in any amount. You may purchase shares as specified below.

     You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the distributor ("Service Organization"), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Portfolio. If you wish to purchase Portfolio shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

     BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Small Cap Growth Portfolio, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Portfolio account number. When you make purchases by check, the Portfolio may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

    Regular mail:                                 Overnight mail:
    -------------                                 ---------------
    Wilmington Small Cap Growth Portfolio         Wilmington Small Cap Growth Portfolio
    c/o PFPC Inc.                                 c/o PFPC Inc.
    P.O. Box 9828                                 760 Moore Road
    Providence, RI 02940                          King of Prussia, PA 19406

     BY WIRE: You may purchase shares by wiring federal funds. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

     ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

     Any purchase order may be rejected if the Portfolio determines that accepting the order would not be in the best interest of the Portfolio or its shareholders.

     It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

     For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our Statement of Additional Information.

--------------------------------------------------------------------------------

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

     You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Portfolio shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See "Redemption Fee" below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next Business Day (if received after 4:00 p.m. Eastern time or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Portfolio's name and your account number should accompany any redemption requests.

     REDEMPTION FEES: The Portfolio will impose a fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Portfolios. This fee is paid directly to the Portfolio and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts and certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See "Exchange of Shares" for additional information regarding the exchange of shares of a Wilmington Portfolio.

     BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Portfolio name, your account number and your name. The written instructions and signature guarantee should be mailed to:

    Regular mail:                                 Overnight mail:
    -------------                                 ---------------
    Wilmington Small Cap Growth Portfolio         Wilmington Small Cap Growth Portfolio
    c/o PFPC Inc.                                 c/o PFPC Inc.
    P.O. Box 9828                                 760 Moore Road
    Providence, RI 02940                          King of Prussia, PA 19406

     BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Portfolio has certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

     ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of your signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered.

Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares.

     If shares to be redeemed represent a recent investment made by check, the Portfolio reserves the right not to send the redemption proceeds available until it believes that the check has been collected (which could take up to 10 days).

     SMALL ACCOUNTS: If the value of your account falls below $500, the Portfolio may ask you to increase your balance. If the account value is still below $500 after 60 days, the Portfolio may close your account and send you the proceeds. The Portfolio will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

     For additional information on other ways to redeem shares, please refer to our Statement of Additional Information.

--------------------------------------------------------------------------------

EXCHANGE OF SHARES
--------------------------------------------------------------------------------

     You may exchange all or a portion of your shares in the Portfolio for Institutional Shares of the following funds ("Wilmington Portfolios"):

Wilmington Premier Money Market Portfolio

Wilmington Short/Intermediate Bond Portfolio

Wilmington Broad Market Bond Portfolio

Wilmington Municipal Bond Portfolio

Wilmington Large Cap Growth Portfolio

Wilmington Large Cap Core Portfolio

Wilmington Mid Cap Growth Portfolio

Wilmington Small Cap Core Portfolio

Wilmington Large Cap Value Portfolio

Wilmington Large Cap Strategic Allocation Fund

Wilmington Mid Cap Strategic Allocation Fund

Wilmington Small Cap Strategic Allocation Fund

Wilmington International Multi-Manager Portfolio

Wilmington Real Estate Portfolio

     Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See "Taxes" for a discussion of the tax effect on an exchange of shares.

     Exchange transactions will be subject to the minimum initial investment and other requirements of the Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $500.

     FEES ON EXCHANGES: If held for more than 60 days, there is no fee when Portfolio shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See "Redemption of Shares" for additional information regarding redemptions and this fee.

     To obtain prospectuses of the other Wilmington Portfolios, you may call
(800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Portfolio may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Portfolio shares to be acquired through such exchange may be legally made.

--------------------------------------------------------------------------------

DISTRIBUTIONS
--------------------------------------------------------------------------------

     Distributions from the net investment income, if any, of the Portfolio are declared and paid annually to you. Any net capital gain realized by the Portfolio will be distributed annually.

     Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

--------------------------------------------------------------------------------

TAXES
--------------------------------------------------------------------------------

     As long as the Portfolio meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While the Portfolio may invest in securities that earn interest exempt from Federal income tax, the Portfolio invests primarily in taxable securities. The Portfolio's distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Portfolio shares, are generally taxable to you as ordinary income. The Portfolio will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

     The Portfolio's distributions of a net capital gain, if any, whether received in cash or reinvested in additional Portfolio shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if Portfolio shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. The Portfolio anticipates the distribution of net capital gain.

     It is a taxable event for you if you sell or exchange Portfolio shares. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

     STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

     This section is only a summary of some important income tax considerations that may affect your investment in the Portfolio. More information regarding those considerations appears in our Statement of Additional Information. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                           DISTRIBUTION ARRANGEMENTS

     PFPC Distributors, Inc. manages the Portfolio's distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Portfolio does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

--------------------------------------------------------------------------------

MASTER/FEEDER STRUCTURE
--------------------------------------------------------------------------------

     Other institutional investors, including other mutual funds, may invest in the master fund. The master/feeder structure enables various institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of the master fund, including the Portfolio, will pay its proportionate share of the master fund's expenses.

     For reasons relating to costs or a change in investment goal, among others, the Portfolio could switch to another master fund or decide to manage its assets itself. The Portfolio is not currently contemplating such a move.

--------------------------------------------------------------------------------

SHARE CLASSES
--------------------------------------------------------------------------------

     The Portfolio issues Investor and Institutional Shares. Each class of shares bears a pro rata portion of the Portfolio's common expenses in addition to expenses directly attributable to that class. Investor Shares pay a Rule 12b-1 distribution fee. Institutional Shares are offered to retirement plans and other institutional investors. Any investor may purchase Investor Shares.

                                    GLOSSARY

MUTUAL FUND:
A mutual fund pools shareholders' money and, using a professional investment manager, invests it in securities like stocks and bonds.

MUTUAL FUND EXPENSES:
Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services. These expenses are deducted from Portfolio assets.

GROWTH FUNDS:
Growth funds invest in the common stock of growth-oriented companies seeking maximum growth of earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in growth funds tend to receive most of their return in the form of capital appreciation.

SMALL CAP FUNDS:
Small cap funds invest in the common stock of companies with smaller market capitalizations. Small cap stocks may provide the potential for higher growth, but they also typically have greater risk and more volatility.

INVESTMENT ADVISER:
The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

NET ASSET VALUE OR "NAV":
NAV = Assets - Liabilities
       ----------------------------
       Outstanding Shares

NET INVESTMENT INCOME:
Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

                              FOR MORE INFORMATION

     FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIO, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

     ANNUAL/SEMI-ANNUAL REPORTS: These reports contain performance data and information on portfolio holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the Portfolio's performance for the most recently completed fiscal year or half-year.

     STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides a complete technical and legal description of the Portfolio's policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

     Copies of these documents and answers to questions about the Portfolio may be obtained without charge by contacting:

     WT Mutual Fund
     c/o PFPC Inc.
     760 Moore Road
     King of Prussia, Pennsylvania 19406
     (800) 336-9970
     9:00 a.m. to 5:00 p.m. Eastern time

     Information about the Portfolio (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Portfolio may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

     FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970.

            The investment company registration number is 811-08648.

                      WILMINGTON SMALL CAP CORE PORTFOLIO

                               OF WT MUTUAL FUND

                              INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                       PROSPECTUS DATED NOVEMBER 1, 2003

     This prospectus gives vital information about the Wilmington Small Cap Core Portfolio, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

     Please note that this Portfolio:

         --  is not a bank deposit

         -- is not an obligation of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

         --  is not federally insured

         -- is not an obligation of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency

         --  is not guaranteed to achieve its goals

     Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                            PORTFOLIO DESCRIPTION

A look at the goals,
strategies,
risks, expenses and
financial
history of the Portfolio.        Summary.......................................3

                                 Performance Information.......................5

                                 Fees and Expenses.............................7

                                 Example.......................................7

                                 Investment Objectives.........................8

                                 Primary Investment Strategies.................8

                                 Additional Risk Information...................9

                                 Financial Highlights.........................11

Details about the service
providers.                  MANAGEMENT OF THE PORTFOLIO

                                 Investment Advisers..........................12

                                 Portfolio Managers...........................12

                                 Service Providers............................13

Policies and instructions
for
opening, maintaining and
closing an account in the
Portfolio.                  SHAREHOLDER INFORMATION

                                 Pricing of Shares............................14

                                 Purchase of Shares...........................14

                                 Redemption of Shares.........................15

                                 Exchange of Shares...........................17

                                 Distributions................................18

                                 Taxes........................................18

Details on the Portfolio's
master/feeder arrangement
and share classes.          DISTRIBUTION ARRANGEMENTS

                                 Master/Feeder Structure......................19

                                 Share Classes................................19

                            GLOSSARY..........................................20

                            FOR MORE INFORMATION..............................21

For information about key terms and concepts, please refer to the "Glossary."

                      WILMINGTON SMALL CAP CORE PORTFOLIO

                              INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                             PORTFOLIO DESCRIPTION

-----------------------------------------------------------------------------------------------------
SUMMARY
-----------------------------------------------------------------------------------------------------
Investment Objective                 --  The WILMINGTON SMALL CAP CORE PORTFOLIO seeks superior long-term growth of capital.
-----------------------------------------------------------------------------------------------------
Investment Focus                     --  Equity (or related) securities
-----------------------------------------------------------------------------------------------------
Share Price Volatility               --  High
-----------------------------------------------------------------------------------------------------
Principal Investment Strategy        --  The Portfolio operates as a "feeder fund" which means that the Portfolio does not buy individual securities directly.
                                         Instead, it invests in a "master fund," which in turn
                                         purchases investment securities. The Portfolio invests all of its assets in a master fund which is a separate series of
                                         WT Investment Trust I. The Portfolio and its corresponding
                                         Series have the same investment objective, policies and
                                         limitations.

                                     --  The WILMINGTON SMALL CAP CORE PORTFOLIO invests in the Small
                                         Cap Core Series, which invests at least 80% of its total
                                         assets in a diversified portfolio of U.S. equity (or
                                         related) securities with a market cap which at the time of purchase is less than that of the largest stock in the
                                         Russell 2000 Index. The Series' investment adviser employs a combined growth and value investment approach and invests in the stocks of companies with the most attractive combination of long-term earnings, growth and valuation.
-----------------------------------------------------------------------------------------------------
Principal Risks                     An investment in the Portfolio is subject to the risks summarized below which are further described under "Additional Risk
                                    Information."

                                     --  An investment in the Portfolio is not a deposit of
                                         Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance
                                         Corporation or any other government agency.

                                     --  It is possible to lose money by investing in the Portfolio.
                                         There is no guarantee that the stock market or the stocks
                                         that the Series buy will increase in value.

                                          --  The Portfolio's share price will fluctuate in response to changes in the market value of the Portfolio's investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

                                          --  Small cap companies may be more vulnerable than larger companies to adverse business or economic developments, and their securities may be less liquid and more volatile than securities of larger companies.

                                          --  The performance of the Portfolio will depend on whether the investment adviser is successful in pursuing the investment strategy.

                                          --  The Portfolio is also subject to other risks which are described under
                                              "Additional Risk Information."
-------------------------------------------------------------------------------------------------------------------------
Investor Profile                          --  Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

                      WILMINGTON SMALL CAP CORE PORTFOLIO

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and by showing how the Portfolio's average annual returns for one year, five years and since inception, before and after taxes, compare with those of the Russell 2000 Index, a broad measure of market performance. This performance information includes the performance of the Portfolio's predecessor, the Small Cap Stock Fund, a collective investment fund. The Small Cap Stock Fund's performance has been included for the periods prior to June 29, 1998 and has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Portfolio (i.e. adjusted to reflect expenses, absent investment advisory fees waivers). The Small Cap Stock Fund was not registered as a mutual fund under Investment Company Act of 1940, as amended ("1940 Act") and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended ("Code"). If the Small Cap Stock Fund had been registered under the 1940 Act, its performance may have been different. Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Portfolio will perform in the future.


      ANNUAL RETURNS FOR CALENDAR YEARS SINCE INCEPTION
[PERCENTAGES]
[BAR CHART]

1998                                                                             -2.32
1999                                                                             21.86
2000                                                                              2.31
2001                                                                             -1.37
2002                                                                            -23.91

                               PERFORMANCE YEARS

      CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2003: 22.03%

           BEST QUARTER                      WORST QUARTER
           ------------                      -------------
              22.89%                            -22.01%
         (March 31, 2000)                 (September 30, 2001)

INSTITUTIONAL SHARES                                     Since                    Since Inception
AVERAGE ANNUAL RETURNS AS OF 12/31/02       1 Year   June 29, 1998   5 Years(1)   April 1, 1997(1)
-------------------------------------       ------   -------------   ----------   ----------------
Small Cap Core Portfolio Return Before
  Taxes                                     (23.91)%     (2.82)%        (1.78)(2)      3.81%(2)
Return After Taxes on Distributions(3)      (23.91)%     (3.43)%          N/A            N/A
Return After Taxes on Distributions and
  Sale of Shares(3)                         (14.68)%     (2.15)%          N/A            N/A
Russell 2000 Index (reflects no deductions
  for fees, expenses or taxes)(4)           (20.48)%     (2.56)%        (1.36)%        3.30%

(1) For periods prior to June 29, 1998, the Portfolio's predecessor, the Small Cap Stock Fund, operated as a collective investment fund. As a collective investment fund, the Small Cap Stock Fund was treated differently than the Portfolio for federal income tax purposes. For example, a collective investment fund does not make distributions to its investors. As a result, after-tax returns for periods prior to June 29, 1998 are not presented.
(2) This performance information reflects the performance of the Portfolio and its predecessor, the Small Cap Stock Fund, and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Portfolio.
(3) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(4) The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

--------------------------------------------------------------------------------

FEES AND EXPENSES
--------------------------------------------------------------------------------

     The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Portfolio.

                                                                Institutional Shares
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)      --------------------
Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)                                   None
Maximum deferred sales charge                                           None
Maximum sales charge imposed on reinvested dividends (and
  other distributions)                                                  None
Redemption fee(1)                                                      1.00%
Exchange fee(1)                                                        1.00%

1 Institutional Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See "Redemption of Shares" and "Exchange of Shares" for additional information.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)(1):
Management fees                                                     0.60%
Distribution (12b-1) fees                                           None
Other expenses                                                      0.41%
TOTAL ANNUAL OPERATING EXPENSES                                     1.01%

(1) The table above and the example below each reflect the aggregate annual operating expenses of the Portfolio and the corresponding Series of the Trust in which the Portfolio invests.

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

     This example is intended to help you compare the cost of investing in Institutional Shares of the Portfolio with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

         --  you reinvested all dividends and other distributions;

         --  the average annual return was 5%;

         -- the Portfolio's total operating expenses are charged and remain the same over the time periods; and

         --  you redeemed all of your investment at the end of the time period.

     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

INSTITUTIONAL SHARES                          1 Year    3 Years    5 Years    10 Years
--------------------                          ------    -------    -------    --------
Small Cap Core Portfolio....................   $103      $322       $558       $1,236

     The above example is for comparison purposes only and is not a representation of the Portfolio's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

     The WILMINGTON SMALL CAP CORE PORTFOLIO seeks superior long-term growth of capital. The investment objective for the Portfolio may not be changed without shareholder approval. There is no guarantee that the Portfolio will achieve its investment objective.

--------------------------------------------------------------------------------

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

     The WILMINGTON SMALL CAP CORE PORTFOLIO invests its assets in the Small Cap Core Series, which, under normal market conditions, invests at least 80% of its total assets in the following equity (or related) securities:

         -- common stocks of U.S. corporations that are judged by the investment adviser to have strong growth characteristics or to be undervalued in the marketplace relative to underlying profitability and have a market capitalization which, at the time of purchase, is less than that of the largest stock in Russell 2000 Index

         -- options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of U.S. corporations described above

         -- options on indices of the common stock of U.S. corporations described above

         -- contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of U.S. corporations described above, and options upon such futures contracts

     The Small Cap Core Series is a diversified portfolio of small cap U.S. equity (or related) securities with a market capitalization which, at the time of purchase, is less than that of the largest stock in Russell 2000 Index. To achieve the Series' objective of long-term growth of capital, the Series' investment adviser employs a combined growth and value investment approach. The Series' investment adviser, RSMC, uses proprietary quantitative research techniques to find companies with long-term growth potential or that seem undervalued. After analyzing those companies, the investment adviser invests the Series' assets in the stocks of companies with the most attractive combination of long-term earnings, growth and valuation. Securities will be sold to make room for new companies with superior growth, valuation and projected return characteristics or to preserve capital where the original assessment of the company's growth prospects was too optimistic.

     In the Series' efforts to achieve its investment objective, it seeks to outperform the Russell 2000 Index (assuming a similar investment in the securities comprising this index would reinvest dividends and capital gains distributions). The Russell 2000 Index is a passive index of the smallest 2000 stocks in the Russell 3000 Index. The Russell 3000 Index is comprised of the 3000 largest stocks in the United States as measured by market capitalization.

     As a temporary defensive investment policy, the Small Cap Core Series may invest, without limit, in money market instruments and other short-term debt instruments, rated investment grade or higher at the time of purchase, and may hold a portion of its assets in cash. The result of this action may be that the Series will be unable to achieve its investment objective.

     Proposed changes to the Portfolio: RSMC recommended to the Board of Trustees of the Fund and the Board approved, contingent upon shareholder approval, a proposal to change the Portfolio's investment procedures. Under the proposal, the Wilmington Small Cap Core Portfolio (the "Portfolio") would no longer invest in the Small Cap Core Series of WT Investment Trust I, but will invest in two or more affiliated mutual funds which invest primarily in small-capitalization equity securities (the "Proposed Structure"). Under the Proposed Structure, RSMC would allocate the Portfolio's assets between the Small Cap Growth Series and the Small Cap Value Series of WT Investment Trust I (the "Underlying Series"). In order to authorize the Proposed Structure, shareholders will be asked to approve: (i) a change to the Portfolio's investment objective to "seek long-term capital appreciation"; (ii) the reclassification of the Portfolio's investment objective from "fundamental" to "non-fundamental"; (iii) changes in the Portfolio's investment policies and strategies to implement the Proposed Structure; and (iv) an investment advisory agreement between the Fund, on behalf of the Portfolio, RSMC to allow RSMC to allocate the Portfolio's assets pursuant to the Proposed Structure (the "Proposals"). The Proposals, if approved, are expected to increase the expenses indirectly paid by the Portfolio as a shareholder of the Underlying Series. The increased expenses will result from the higher investment advisory fees paid by each of the Underlying Series, as well as their higher operating expenses. Following shareholder approval and prior to implementation, the Prospectus for the Portfolio will be updated to reflect these changes in more detail.

     The frequency of portfolio transactions and the Series' turnover rate will vary from year to year depending on the market. Increased turnover rates incur the cost of additional brokerage commissions and may cause you to receive a larger capital gain distribution. Under normal market conditions, the Series turnover rate is expected to be less than 100% for the Series.

     The Series also may use other strategies and engage in other investment practices, which are more fully described in our Statement of Additional Information ("SAI").

--------------------------------------------------------------------------------

ADDITIONAL RISK INFORMATION
--------------------------------------------------------------------------------

     The following is a list of certain risks that may apply to your investment in the Portfolio. Further information about investment risks is available in our
SAI:

         -- DERIVATIVES RISK: Some of the securities in which a Series' invests may be referred to as "derivatives" because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of a Series' total assets may be committed or exposed to derivative strategies.

         -- GROWTH INVESTING RISK: The risk that an investment in a growth-oriented portfolio, which invests in growth-oriented companies, will be more volatile than the rest of the U.S. market as a whole.

         -- LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the Portfolio has used in valuing its securities.

         -- MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         -- MASTER/FEEDER RISK: While the master/feeder structure is designed to reduce costs, it may not do so, and the Portfolios might encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares in a master fund could have adverse effects on the Portfolio such as requiring the liquidation of a substantial portion of the master fund's holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than the Portfolio's interest, and, therefore, could have effective voting control over the operation of a master fund.

         -- OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

         -- SMALL CAP RISK: Small cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies.

         -- VALUATION RISK: The risk that a Series has valued certain of its securities at a higher price than it can sell them.

         -- VALUE INVESTING RISK: The risk that a Series' investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, do not appreciate in value as anticipated.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The financial highlights table is intended to help you understand the Portfolio's financial performance for the past 5 years or since its inception, if shorter. Certain information reflects financial results for a single Institutional Share of the Portfolio. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in the Portfolio assuming reinvestment of all dividends and other distributions. Financial highlights have been audited by Ernst & Young LLP, whose report, along with the Portfolio's financial statements, is included in the Institutional Shares' Annual Report, which is available without charge upon request.

                                                                                     For the Period       For the Period
                                          For the Fiscal Years Ended June 30,       January 1, 1999      June 29, 1998(1)
                                      -------------------------------------------       through              through
SMALL CAP CORE PORTFOLIO-              2003        2002        2001      2000(+)    June 30, 1999(+)   December 31, 1998(+)
INSTITUTIONAL SHARES                  -------    --------    --------    --------   ----------------   --------------------
NET ASSET VALUE-BEGINNING OF
  PERIOD............................  $  9.15    $  10.63    $  12.97    $   9.51       $  9.36              $ 10.00
                                      -------    --------    --------    --------       -------              -------
INVESTMENT OPERATIONS:
  Net investment income (loss)......    (0.02)(4)       --(3,4)     0.16       --(3)        0.02                0.02
  Net realized and unrealized gain
    (loss) on investments...........    (0.54)      (1.47)      (1.14)       3.50          0.13                (0.62)
                                      -------    --------    --------    --------       -------              -------
    Total from investment
      operations....................    (0.56)      (1.47)      (0.98)       3.50          0.15                (0.60)
                                      -------    --------    --------    --------       -------              -------
DISTRIBUTIONS:
  From net investment income........       --       (0.01)       0.01       (0.02)           --                (0.02)
  From net realized gain............       --          --       (1.21)      (0.02)           --                   --
  In excess of net realized gain....       --          --       (0.14)         --            --                (0.02)
                                      -------    --------    --------    --------       -------              -------
    Total distributions.............       --       (0.01)      (1.36)      (0.04)           --                (0.04)
                                      -------    --------    --------    --------       -------              -------
NET ASSET VALUE-END OF PERIOD.......  $  8.59    $   9.15    $  10.63    $  12.97       $  9.51              $  9.36
                                      =======    ========    ========    ========       =======              =======
TOTAL RETURN........................    (6.12)%    (13.84)%     (6.88)%    36.93%         1.60%**              (6.03)%**
RATIOS (TO AVERAGE NET
  ASSETS)/SUPPLEMENTAL DATA:(2)
  Expenses:
    Including expense limitations...    1.00%       0.89%       0.83%       0.80%         0.80%*               0.80%*
    Excluding expense limitations...    1.01%       0.89%       0.90%       0.91%         0.90%*               0.95%*
  Net investment income (loss)......    (0.21)%     (0.03)%     0.15%       0.02%         0.39%*               0.45%*
Portfolio turnover rate.............      62%         44%         53%         47%            7%**                10%**
Net assets at end of period (000
  omitted)..........................  $73,700    $106,915    $136,236    $103,456       $76,316              $82,156

  *  Annualized.
 **  Not annualized.
  1  Commencement of operations.
  2 Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT
     Investment Trust I-Small Cap Core Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.
  3  Less than $0.01 per share.
  4 The net investment loss per share was calculated using the average shares outstanding method.
  +  Effective November 1, 1999, the Rodney Square Small Cap
     Equity Portfolio ("Rodney Square Portfolio") was merged into the Wilmington Small Cap Core Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.

                          MANAGEMENT OF THE PORTFOLIO

     The Board of Trustees for the Portfolio supervises the management, activities and affairs of the Portfolio and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Portfolio and its shareholders.

--------------------------------------------------------------------------------

INVESTMENT ADVISER
--------------------------------------------------------------------------------

     Rodney Square Management Corporation ("RSMC"), the investment adviser for the Small Cap Core Series, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. RSMC, subject to the supervision of the Board of Trustees, directs the investments of these Series in accordance with their respective investment objectives, policies and limitations. In the past, RSMC has provided asset management services to other mutual funds, individuals, personal trusts, municipalities, corporations and other organizations. As of September 30, 2003, RSMC had $5.6 billion assets under management.

     For the twelve months ended June 30, 2003, RSMC received the advisory fees of 0.60% for Small Cap Core Series as a percentage of the Series' average daily net assets.

--------------------------------------------------------------------------------

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

     The day-to-day management of the Small Cap Core Series is the responsibility of RSMC's Core Team. The Core Team meets daily to make investment decisions for each of these Series.

--------------------------------------------------------------------------------

SERVICE PROVIDERS
--------------------------------------------------------------------------------

     The chart below provides information on the primary service providers.

                                  [FLOW CHART]
Asset
Management

INVESTMENT ADVISER

Rodney Square Management Corp.
1100 North Market Street
Wilmington, DE 19890
Manages the Series' investment activities.

Fund
Operations

ADMINISTRATOR

Rodney Square Management Corp.
1100 North Market Street
Wilmington, DE 19890

SUB-ADMINISTRATOR AND
ACCOUNTING AGENT

PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809
Provides facilities, equipment and personnel to carry out administrative services related to the Portfolio and calculates the Portfolio's NAV and distributions.

SHAREHOLDER
SERVICES

TRANSFER AGENT

PFPC Inc.
760 Moore Road
King of Prussia, PA 19406
Handles shareholder services, including recordkeeping and statements, payment of distributions and processing of buy and sell requests.

ASSET
SAFE KEEPING

CUSTODIAN

Wilmington Trust Company
1100 North Market Street
Wilmington, DE 19890
Holds the Portfolio's assets, settles all portfolio trades and collects most of the valuation data required for calculating the Portfolio's NAV per share.

WT MUTUAL FUND

WILMINGTON SMALL CAP CORE
PORTFOLIO

DISTRIBUTION

DISTRIBUTOR

PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406
Distributes the Portfolio's shares.

                            SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING OF SHARES
--------------------------------------------------------------------------------

     The Series values its assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by the Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily net asset value per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

     PFPC determines the NAV per share of the Portfolio as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time), on each Business Day (a day that the New York Stock Exchange and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in the Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in the Portfolio. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation.

     Shares will not be priced on those days the Portfolios are closed. As of the date of this prospectus, those days are:

New Year's Day                Good Friday                   Labor Day
Martin Luther King, Jr.       Memorial Day                  Thanksgiving Day
  Day
Presidents' Day               Independence Day              Christmas Day

--------------------------------------------------------------------------------

PURCHASE OF SHARES
--------------------------------------------------------------------------------

     Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Institutional Shares of the Portfolio is $1,000. Additional investments in the Portfolio may be made in any amount. You may purchase shares as specified below.

     You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Portfolio's distributor ("Service Organization"), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Portfolio. If you wish to purchase Portfolio shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

     BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Equity Portfolios, indicating the name and class of the Portfolio, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Portfolio account number. When you make purchases by check, the Portfolio may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

    Regular mail:                                 Overnight mail:
    -------------                                 ---------------
    Wilmington Equity Portfolios                  Wilmington Equity Portfolios
    c/o PFPC Inc.                                 c/o PFPC Inc.
    P.O. Box 9828                                 760 Moore Road
    Providence, RI 02940                          King of Prussia, PA 19406

     BY WIRE: You may purchase shares by wiring federal funds. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

     ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day. Any purchase order may be rejected if the Portfolio determines that accepting the order would not be in the best interest of the Portfolio or its shareholders. It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above. For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our SAI.

--------------------------------------------------------------------------------

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

     You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Portfolio shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See "Redemption Fee" below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next Business Day (if received after 4:00 p.m. Eastern time or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Portfolio's name and your account number should accompany any redemption requests.

     REDEMPTION FEES: The Portfolio will impose a fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Portfolios. This fee is paid directly to the respective Wilmington Portfolio and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts and certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See "Exchange of Shares" for additional information regarding the exchange of shares of a Wilmington Portfolio.

     BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Portfolio name, your account number and your name. The written instructions and signature guarantee should be mailed to:

    Regular mail:                                 Overnight mail:
    -------------                                 ---------------
    Wilmington Equity Portfolios                  Wilmington Equity Portfolios
    c/o PFPC Inc.                                 c/o PFPC Inc.
    P.O. Box 9828                                 760 Moore Road
    Providence, RI 02940                          King of Prussia, PA 19406

     BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Portfolio has certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

     ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of your signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares. If shares to be redeemed represent a recent investment made by check, the Portfolio reserves the right not to send the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

     SMALL ACCOUNTS: If the value of your Portfolio account falls below $500, the Portfolio may ask you to increase your balance. If the account value is still below $500 after 60 days, the Portfolio may close your account and send you the proceeds. The Portfolio will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

     For additional information on other ways to redeem shares, please refer to our SAI.

--------------------------------------------------------------------------------

EXCHANGE OF SHARES
--------------------------------------------------------------------------------

     You may exchange all or a portion of your shares in the Portfolio for Institutional Shares of the following funds ("Wilmington Portfolios"):

Wilmington Premier Money Market Portfolio

Wilmington Short/Intermediate Bond Portfolio

Wilmington Broad Market Bond Portfolio

Wilmington Municipal Bond Portfolio

Wilmington Short-Term Income Portfolio

Wilmington Large Cap Growth Portfolio

Wilmington Large Cap Core Portfolio

Wilmington International Multi-Manager Portfolio

Wilmington Large Cap Value Portfolio

Wilmington Mid Cap Value Portfolio

Wilmington Small Cap Value Portfolio

Wilmington Large Cap Strategic Allocation Fund

Wilmington Mid Cap Strategic Allocation Fund

Wilmington Small Cap Strategic Allocation Fund

     Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See "Taxes" for a discussion of the tax effect on an exchange of shares.

     Exchange transactions will be subject to the minimum initial investment and other requirements of the Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $500.

     FEES ON EXCHANGES: If held for more than 60 days, there is no fee when Portfolio shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See "Redemption of Shares" for additional information regarding redemptions and this fee.

     To obtain prospectuses of the other Wilmington Portfolios, you may call
(800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Portfolios may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Portfolio shares to be acquired through such exchange may be legally made.

--------------------------------------------------------------------------------

DISTRIBUTIONS
--------------------------------------------------------------------------------

     Distributions from the net investment income, if any, of the Portfolio are declared and paid annually to you. Any net capital gain realized by the Portfolio will be distributed annually.

     Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

--------------------------------------------------------------------------------

TAXES
--------------------------------------------------------------------------------

     As long as the Portfolio meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While the Portfolio may invest in securities that earn interest exempt from Federal income tax, the Portfolio invests primarily in taxable securities. The Portfolio's distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Portfolio shares, are generally taxable to you as ordinary income. The Portfolio will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

     The Portfolio's distribution of net capital gain, if any, whether received in cash or reinvested in additional Portfolio shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if Portfolio shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. The Portfolio anticipates the distribution of net capital gain.

     It is a taxable event for you if you sell or exchange shares of any Portfolio. Depending on the initial purchase price of the shares being sold or exchanged and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

     STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

     This section is only a summary of some important income tax considerations that may affect your investment in the Portfolio. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                           DISTRIBUTION ARRANGEMENTS

     PFPC Distributors, Inc. manages the Portfolio's distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Portfolio does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

--------------------------------------------------------------------------------

MASTER/FEEDER STRUCTURE
--------------------------------------------------------------------------------

     Other institutional investors, including other mutual funds, may invest in the master fund. The master/feeder structure enables various institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of a master fund, including the Portfolio, will pay its proportionate share of the master fund's expenses. For reasons relating to costs or a change in investment goal, among others, the Portfolio could switch to another master fund or decide to manage its assets itself.

--------------------------------------------------------------------------------

SHARE CLASSES
--------------------------------------------------------------------------------

     The Portfolio issues Investor and Institutional Shares. Each class of shares bears a pro rata portion of the Portfolio's common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares pay a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares.

                                    GLOSSARY

MUTUAL FUND:
A mutual fund pools shareholders' money and, using a professional investment manager, invests it in securities like stocks and bonds.

"CAP" OR MARKET CAPITALIZATION:
Cap or the market capitalization of a company means the stock market value of all outstanding shares of the company's common stock.

TOTAL RETURN:
Total return is a measure of the per-share change in the total value of a fund's portfolio, including any distributions paid to you. It is measured from the beginning to the end of a specific time period.

INDEX:
An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND EXPENSES:
Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.

SMALL CAP FUNDS:
Small cap funds invest in the common stock of companies with smaller market capitalizations. Small cap stocks may provide the potential for higher growth, but they also typically have greater risk and more volatility.

INVESTMENT ADVISER:
The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

NET ASSET VALUE OR "NAV":
NAV = Assets - Liabilities
       ----------------------------
       Outstanding Shares

NET INVESTMENT INCOME:
Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

                              FOR MORE INFORMATION

     FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIO, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

     ANNUAL/SEMI-ANNUAL REPORTS: These reports contain performance data and information on portfolio holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the Portfolio's performance for the most recently completed fiscal year or half-year.

     STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides a complete technical and legal description of the Portfolio's policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

     Copies of these documents and answers to questions about the Portfolio may be obtained free of charge by contacting:

     WT Mutual Fund
     c/o PFPC Inc.
     760 Moore Road
     King of Prussia, Pennsylvania 19406
     (800) 336-9970
     9:00 a.m. to 5:00 p.m. Eastern time

     Information about the Portfolio (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Portfolio may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

     FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970.

            The investment company registration number is 811-08648.

                 WILMINGTON LARGE CAP STRATEGIC ALLOCATION FUND
                  WILMINGTON MID CAP STRATEGIC ALLOCATION FUND
                 WILMINGTON SMALL CAP STRATEGIC ALLOCATION FUND
                WILMINGTON INTERNATIONAL MULTI-MANAGER PORTFOLIO
                        WILMINGTON REAL ESTATE PORTFOLIO

                               OF WT MUTUAL FUND
                              INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                       PROSPECTUS DATED NOVEMBER 1, 2003

     This prospectus gives vital information about these mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

     Please note that these Funds:

         --  are not bank deposits

         -- are not obligations of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

         --  are not federally insured

         -- are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency

         --  are not guaranteed to achieve their goal(s)

     Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

FUND DESCRIPTIONS -- A LOOK AT THE GOALS, STRATEGIES, RISKS,
  FEES AND EXPENSES OF THE FUNDS
    Wilmington Large Cap Strategic Allocation Fund..........    3
    Wilmington Mid Cap Strategic Allocation Fund............    7
    Wilmington Small Cap Strategic Allocation Fund..........   11
    Wilmington International Multi-Manager Portfolio........   15
    Wilmington Real Estate Portfolio........................   20
ADDITIONAL INVESTMENT INFORMATION
    Wilmington Large Cap Strategic Allocation Fund..........   24
         Investment Objective...............................   24
         Primary Investment Strategies......................   24
         The Underlying Series..............................   25
         Additional Risk Information........................   29
         Management of the Fund.............................   31
    Wilmington Mid Cap Strategic Allocation Fund............   34
         Investment Objective...............................   34
         Primary Investment Strategies......................   34
         The Underlying Series..............................   35
         Additional Risk Information........................   40
         Management of the Fund.............................   42
    Wilmington Small Cap Strategic Allocation Fund..........   46
         Investment Objective...............................   46
         Primary Investment Strategies......................   46
         The Underlying Series..............................   47
         Additional Risk Information........................   51
         Management of the Fund.............................   53
    Wilmington International Multi-Manager Portfolio........   57
         Investment Objective...............................   57
         Primary Investment Strategies......................   57
         The Underlying Series..............................
         Additional Risk Information........................   59
         Financial Highlights...............................   61
         Management of the Fund.............................   62
    Wilmington Real Estate Portfolio........................   65
         Investment Objective...............................   65
         Primary Investment Strategies......................   65
         The Underlying Series..............................
         Additional Risk Information........................   68
         Management of the Fund.............................   70
SERVICE PROVIDERS...........................................   72
SHAREHOLDER INFORMATION
         Pricing of Shares..................................   73
         Purchase of Shares.................................   73
         Redemption of Shares...............................   74
         Exchange of Shares.................................   76
         Distributions......................................   77
         Taxes..............................................   77
DISTRIBUTION ARRANGEMENTS
         Master/Feeder Structure............................   79
         Share Classes......................................   79
GLOSSARY....................................................   80
FOR MORE INFORMATION........................................   82

For information about key terms and concepts, please refer to the "Glossary."

                               FUND DESCRIPTIONS

                 WILMINGTON LARGE CAP STRATEGIC ALLOCATION FUND

--------------------------------------------------------------------------------------------------
SUMMARY
--------------------------------------------------------------------------------------------------
Investment Objective                  --   The investment objective of the WILMINGTON LARGE CAP
                                      STRATEGIC ALLOCATION FUND is to achieve long-term capital
                                           appreciation.
--------------------------------------------------------------------------------------------------
Investment Focus                      --   Equity (or related) securities.
--------------------------------------------------------------------------------------------------
Share Price Volatility                --   High.
--------------------------------------------------------------------------------------------------
Principal Investment Strategy         --   The Fund does not buy individual securities directly.
                                      Instead, the Fund pursues its investment objective by
                                           investing in other mutual funds -- currently the Large
                                           Cap Quantitative Series and the Large Cap Multi-
                                           Manager Series of WT Investment Trust I (the
                                           "Underlying Series"). The Fund invests its assets in
                                           the Underlying Series in accordance with weightings
                                           determined by the investment adviser. Each of the
                                           Underlying Series invests directly in large
                                           capitalization equity securities in accordance with its
                                           investment policies and strategies.
                                      --   The WILMINGTON LARGE CAP STRATEGIC ALLOCATION FUND
                                      invests at least 80% of its assets in shares of the
                                           Underlying Series, which invest primarily in large
                                           capitalization equity securities. These Underlying
                                           Series are intended to give the Fund broad exposure to
                                           large cap companies in the U.S. equity markets.
                                           Currently, the Fund invests in the shares of the Large
                                           Cap Quantitative Series and the Large Cap Multi-Manager
                                           Series of WT Investment Trust I; however, at any time,
                                           the Fund's investment adviser, Rodney Square Management
                                           Corporation ("RSMC"), may add or substitute Underlying
                                           Series in which the Fund may invest.
                                      --   In deciding how to allocate the Fund's assets between
                                      the Underlying Series, the investment adviser considers its outlook for the U.S. economy and financial markets, and
                                           the relative market valuations and volatility of the
                                           Underlying Series. The Fund normally invests within a
                                           range of 0% to 60% of its assets in the Large Cap
                                           Quantitative Series and within a range of 40% to 100%
                                           of its assets in the Large Cap Multi-Manager Series.
                                           The investment adviser reserves the right to adjust the
                                           percentages invested in the Underlying Series and to
                                           substitute, add or subtract to the Underlying Series.

Principal Risks                       --   ALLOCATION RISK.  In managing the Fund, the investment
                                      adviser allocates assets among the Underlying Series. The
                                           Fund's investment performance depends, in part, upon
                                           how its assets are allocated and reallocated among
                                           these Underlying Series. A principal risk of investing
                                           in the Fund is that the investment adviser's allocation
                                           techniques and decisions and/or selection of Underlying
                                           Series will not produce the desired results, and
                                           therefore the Fund may not achieve its investment
                                           objective.
                                      --   UNDERLYING SERIES RISKS.  The value of your investment
                                      in the Fund is directly related to the investment
                                           performance of the Underlying Series in which it
                                           invests. Therefore, the principal risks of investing in
                                           the Fund are closely related to the principal risks
                                           associated with the Underlying Series and their
                                           investments. Because the Fund's allocation among two or
                                           more Underlying Series will vary, your investment may
                                           be subject to any and all of these risks at different
                                           times and to different degrees. Among the principal
                                           risks of the Underlying Series, which could adversely
                                           affect the net asset value and total return of the
                                           Fund, are:
                                         --   An investment in the Fund is not a deposit of
                                      Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the Federal Deposit
                                              Insurance Corporation or any other government
                                              agency.
                                         --   It is possible to lose money by investing in the
                                      Fund. There is no guarantee that the stock market or the
                                              securities that the Series holds will increase in
                                              value.
                                         --   The Fund's share price will fluctuate in response to
                                      changes in the market value of the Series' investments.
                                              Market value changes result from business or
                                              economic developments affecting an issuer as well as
                                              general market and economic conditions.
                                         --   Growth-oriented investments may be more volatile
                                      than the rest of the U.S. stock market as a whole.
                                         --   A value-oriented investment approach is subject to
                                      the risk that a security believed to be undervalued does not appreciate in value as anticipated.
                                         --   Because the Large Cap Multi-Manager Series employs a
                                      multi-manager approach, the interplay of the various
                                              strategies employed by the investment adviser and
                                              sub-advisers may result in the Series holding large
                                              positions in certain types of securities, industries
                                              or sectors, which may have a negative effect on
                                              performance.

                                         --   Each Series may use equity derivatives to pursue its
                                      investment objective. The use of derivatives may expose a
                                              Series to additional risks that it would not be
                                              subject to if it invested directly in the securities
                                              underlying those derivatives. These risks may cause
                                              the Series to experience higher losses than a fund
                                              that does not use derivatives.
                                         --   The performance of the Series and Fund will depend
                                      on whether or not the investment adviser or sub-adviser are successful in pursuing the investment strategy.

                                         --   Please see "Additional Risk Information" for a
                                      description of these and other risks associated with the
                                              Underlying Series and the investment in the Fund.
--------------------------------------------------------------------------------------------------
Investor Profile                      --   For investors seeking long-term growth of capital
                                      consistent with the volatility of the equity markets.
--------------------------------------------------------------------------------------------------

PERFORMANCE INFORMATION

     The Institutional Shares of the Fund were first offered on July 1, 2003, and therefore do not have a full calendar year of performance.

FEES AND EXPENSES

     Unlike an index, every mutual fund has operating expenses to pay for professional advisory, distribution, administration and custody services. The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund. The expenses are shown as a percentage of its net assets.

           SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                Institutional Shares
                                                                --------------------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                         None
Maximum deferred sales charge                                           None
Maximum sales charge imposed on reinvested dividends (and
  other distributions)                                                  None
Redemption fee(a)                                                      1.00%
Exchange fee(a)                                                        1.00%

(a) Institutional Shares are subject to a 1.00% redemption fee only if redeemed or exchanged within the first 60 days after purchase. See "Redemption of Shares" and "Exchange of Shares" for additional information.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):

Management fees(1)                                                  None
Distribution (12b-1) fees                                           None
Other expenses(2)                                                      0.86%
Underlying Series' expenses(3)                                         1.00%
TOTAL ANNUAL OPERATING EXPENSES                                        1.86%
Waivers/Reimbursements(4)                                             (0.86)%
NET EXPENSES(4)                                                        1.00%

(1) The investment adviser to the Fund and to each of the Underlying Series is RSMC. RSMC is not paid an advisory fee for services provided to the Fund. Instead, RSMC, as investment adviser to the Underlying Series, receives a 0.40% advisory fee and each of Parametric Portfolio Associates, Armstrong Associates, Inc. and Montag & Caldwell, Inc., each a sub-adviser to an Underlying Series, receives sub-advisory fees, before any waivers, of up to 0.25%, 0.50% and 0.65%, respectively.
(2) "Other expenses" are based on estimated expenses for the current fiscal year.
(3) "Underlying Series' expenses" are based on estimated expenses for the current fiscal year based upon the expected allocation of the Fund's assets among the Underlying Series. For a listing of the expenses, waivers and/or reimbursements associated with each Underlying Series, please see "Management of the Fund -- Underlying Series Expenses." Total annual operating expenses and the example set forth below are based on estimated Underlying Series' expenses, which flow through to the Fund after any waivers or reimbursements. For the Underlying Series, RSMC has contractually agreed to waive a portion of the advisory fees received from the Underlying Series or reimburse expenses to the extent total annual operating expenses exceed 1.00%. Underlying Series' expenses flowing through to the Fund are expected to vary with changes in the allocation of the Fund's assets, and may be lower than those shown above.
(4) For Institutional Shares of the Fund, RSMC has contractually agreed to reimburse the Fund for other expenses to the extent such other expenses together with the Underlying Series' expenses exceed 1.00%. This undertaking will remain in place until July 1, 2006, unless the Board of Trustees approves its earlier termination.

EXAMPLE

     This example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

         --  you reinvested all dividends and other distributions;

         --  the average annual return was 5%;

         -- the Fund's total operating expenses (reflecting contractual waivers or reimbursements through July 1, 2006) were charged and remained the same over the time periods; and

         --  you redeemed all of your investment at the end of the time period.

     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

INSTITUTIONAL SHARES                                          1 Year   3 Years
--------------------                                          ------   -------
Wilmington Large Cap Strategic Allocation Fund                 $102     $350

     The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

                  WILMINGTON MID CAP STRATEGIC ALLOCATION FUND

--------------------------------------------------------------------------------------------------

SUMMARY

--------------------------------------------------------------------------------------------------
Investment Objective                  --   The investment objective of the WILMINGTON MID CAP
                                      STRATEGIC ALLOCATION FUND is to achieve long-term capital
                                           appreciation.

--------------------------------------------------------------------------------------------------
Investment Focus                      --   Equity (or related) securities.

--------------------------------------------------------------------------------------------------
Share Price Volatility                --   High.

--------------------------------------------------------------------------------------------------
Principal Investment Strategy         --   The Fund does not buy individual securities directly.
                                      Instead, the Fund pursues its investment objective by
                                           investing in other mutual funds -- currently the Mid
                                           Cap Quantitative Series and the Mid Cap Multi-Manager
                                           Series of WT Investment Trust I (the "Underlying
                                           Series"). The Fund invests its assets in the Underlying
                                           Series in accordance with weightings determined by the
                                           investment adviser. Each of the Underlying Series
                                           invests directly in medium-sized or mid capitalization
                                           equity securities in accordance with its investment
                                           policies and strategies.

                                      --   The WILMINGTON MID CAP STRATEGIC ALLOCATION FUND
                                      invests at least 80% of its assets in shares of the
                                           Underlying Series, which invest primarily in
                                           medium-sized or mid capitalization equity securities.
                                           These Underlying Series are intended to give the Fund
                                           broad exposure to medium-sized or mid cap companies in
                                           the U.S. equity markets. Currently, the Fund invests in
                                           the shares of the Mid Cap Quantitative Series and the
                                           Mid Cap Multi-Manager Series of WT Investment Trust I;
                                           however, at any time, the Fund's investment adviser,
                                           Rodney Square Management Corporation ("RSMC"), may add
                                           or substitute Underlying Series in which the Fund may
                                           invest.

                                      --   In deciding how to allocate the Fund's assets between
                                      the Underlying Series, the investment adviser considers its outlook for the U.S. economy and financial markets, and
                                           the relative market valuations and volatility of the
                                           Underlying Series. The Fund normally invests within a
                                           range of 0% to 60% of its assets in the Mid Cap
                                           Quantitative Series and within a range of 40% to 100%
                                           of its assets in the Mid Cap Multi-Manager Series. The
                                           investment adviser reserves the right to adjust the
                                           percentages invested in the Underlying Series and to
                                           substitute, add or subtract to the Underlying Series.

--------------------------------------------------------------------------------------------------
Principal Risks                       --   ALLOCATION RISK.  In managing the Fund, the investment
                                      adviser allocates assets among the Underlying Series. The
                                           Fund's investment performance depends in part upon how
                                           its assets are allocated and reallocated among these
                                           Underlying Series. A principal risk of investing in the
                                           Fund is that the investment adviser's allocation
                                           techniques and decisions and/or selection of Underlying
                                           Series will not produce the desired results, and
                                           therefore the Fund may not achieve its investment
                                           objective.


                                      --   UNDERLYING SERIES RISKS.  The value of your investment
                                      in the Fund is directly related to the investment
                                           performance of the Underlying Series in which it
                                           invests. Therefore, the principal risks of investing in
                                           the Fund are closely related to the principal risks
                                           associated with the Underlying Series and their
                                           investments. Because the Fund's allocation among two or
                                           more Underlying Series will vary, your investment may
                                           be subject to any and all of these risks at different
                                           times and to different degrees. Among the principal
                                           risks of the Underlying Series, which could adversely
                                           affect the net asset value and total return of the
                                           Fund, are:

                                          --   An investment in the Fund is not a deposit of
                                             Wilmington Trust Company or any of its affiliates and
                                               is not insured or guaranteed by the Federal Deposit
                                               Insurance Corporation or any other government
                                               agency.

                                          --   It is possible to lose money by investing in the
                                             Fund. There is no guarantee that the stock market or
                                               the securities that the Series holds will increase
                                               in value.

                                          --   The Fund's share price will fluctuate in response
                                             to changes in the market value of the Series'
                                               investments. Market value changes result from
                                               business or economic developments affecting an
                                               issuer as well as general market and economic
                                               conditions.

                                          --   Growth-oriented investments may be more volatile
                                             than the rest of the U.S. stock market as a whole.

                                          --   A value-oriented investment approach is subject to
                                             the risk that a security believed to be undervalued
                                               does not appreciate in value as anticipated.

                                          --   Because the Mid Cap Multi-Manager Series employs a
                                             multi-manager approach, the interplay of the various
                                               strategies employed by the investment adviser and
                                               sub-advisers may result in the Series holding large
                                               positions in certain types of securities,
                                               industries or sectors, which may have a negative
                                               effect on performance.

                                          --   Each Series may use equity derivatives to pursue
                                             its investment objective. The use of derivatives may
                                               expose a Series to additional risks that it would
                                               not be subject to if it invested directly in the
                                               securities underlying those derivatives. These
                                               risks may cause the Series to experience higher
                                               losses than a fund that does not use derivatives.


                                          --   Mid capitalization companies may be more vulnerable
                                             than large companies to adverse business or economic
                                               developments, and their securities may be less
                                               liquid and more volatile than securities of larger
                                               companies.

                                          --   The performance of the Series and Fund will depend
                                             on whether or not the investment adviser or
                                               sub-adviser are successful in pursuing the
                                               investment strategy.

                                          --   Please see "Additional Risk Information" for a
                                             description of these and other risks associated with
                                               the Underlying Series and the investment in the
                                               Fund.

--------------------------------------------------------------------------------------------------
Investor Profile                      --   For investors seeking long-term growth of capital
                                      consistent with the volatility of the equity markets.

--------------------------------------------------------------------------------------------------

PERFORMANCE INFORMATION

     The Institutional Shares of the Fund were first offered on July 1, 2003, and therefore, do not have a full calendar year of performance.

FEES AND EXPENSES

     Unlike an index, every mutual fund has operating expenses to pay for professional advisory, distribution, administration and custody services. The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund. The expenses are shown as a percentage of its net assets.

           SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                Institutional Shares
                                                                --------------------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                         None
Maximum deferred sales charge                                           None
Maximum sales charge imposed on reinvested dividends (and
  other distributions)                                                  None
Redemption fee(a)                                                      1.00%
Exchange fee(a)                                                        1.00%

(a) Institutional Shares are subject to a 1.00% redemption fee only if redeemed or exchanged within the first 60 days after purchase. See "Redemption of Shares" and "Exchange of Shares" for additional information.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):

Management fees(1)                                                   None
Distribution (12b-1) fees                                            None
Other expenses(2)                                                       0.86%
Underlying Series' expenses(3)                                          1.15%
TOTAL ANNUAL OPERATING EXPENSES                                         2.01%
Waivers/Reimbursements(4)                                              (0.86)%
NET EXPENSES(4)                                                         1.15%

(1) The investment adviser to the Fund and to each of the Underlying Series is RSMC. RSMC is not paid an advisory fee for services provided to the Fund. Instead, RSMC, as investment adviser to the Underlying Series, receives a 0.40% advisory fee and each of Parametric Portfolio Associates, Bennett Lawrence Management, LLC, Eubel Brady and Suttman Asset Management, Inc. and Equity Investment Corporation, each a sub-adviser to an Underlying Series, receives sub-advisory fees, before any waivers, of up to 0.25%, 0.55%, 0.50% and 0.50%, respectively.
(2) "Other expenses" are based on estimated expenses for the current fiscal year.
(3) "Underlying Series' expenses" are based on estimated expenses for the current fiscal year based upon the expected allocation of the Fund's assets among the Underlying Series. For a listing of the expenses, waivers and/or reimbursements associated with each Underlying Series, please see "Management of the Fund -- Underlying Series Expenses." Total annual operating expenses and the example set forth below are based on estimated Underlying Series' expenses, which flow through the Fund after any waivers or reimbursements. For the Underlying Series, RSMC has contractually agreed to waive a portion of the advisory fees received from the Underlying Series or reimburse expenses to the extent total annual operating expenses exceed 1.15%. Underlying Series expenses flowing through to the Fund are expected to vary with changes in the allocation of the Fund's assets, and may be lower than those shown above.
(4) For Institutional Shares of the Fund, RSMC has contractually agreed to reimburse the Fund for other expenses to the extent such other expenses together with the Underlying Series' expenses exceed 1.15%. This undertaking will remain in place until July 1, 2006, unless the Board of Trustees approves its earlier termination.

EXAMPLE

     This example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

         --  you reinvested all dividends and other distributions;

         --  the average annual return was 5%;

         -- the Fund's total operating expenses (reflecting contractual waivers or reimbursements through July 1, 2006) were charged and remained the same over the time periods; and

         --  you redeemed all of your investment at the end of the time period.

     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

INSTITUTIONAL SHARES                                          1 Year   3 Years
--------------------                                          ------   -------
Wilmington Mid Cap Strategic Allocation Fund                   $117     $397

     The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

                 WILMINGTON SMALL CAP STRATEGIC ALLOCATION FUND

--------------------------------------------------------------------------------------------------
SUMMARY
--------------------------------------------------------------------------------------------------
Investment Objective                  --   The investment objective of the WILMINGTON SMALL CAP
                                      STRATEGIC ALLOCATION FUND is to achieve long-term capital
                                           appreciation.
--------------------------------------------------------------------------------------------------
Investment Focus                      --   Equity (or related) securities.
--------------------------------------------------------------------------------------------------
Share Price Volatility                --   Moderate to high.
--------------------------------------------------------------------------------------------------
Principal Investment Strategy         --   The Fund does not buy individual securities directly.
                                      Instead, the Fund pursues its investment objective by
                                           investing in other mutual funds -- currently the Small
                                           Cap Quantitative Series and the Small Cap Multi-
                                           Manager Series of WT Investment Trust I (the
                                           "Underlying Series"). The Fund invests its assets in
                                           the Underlying Series in accordance with weightings
                                           determined by the investment adviser. Each of the
                                           Underlying Series invests directly in small
                                           capitalization equity securities in accordance with its
                                           investment policies and strategies.
                                      --   The WILMINGTON SMALL CAP STRATEGIC ALLOCATION FUND
                                      invests at least 80% of its assets in shares of the
                                           Underlying Series, which invest primarily in small
                                           capitalization equity securities. These Underlying
                                           Series are intended to give the Fund broad exposure to
                                           small cap companies in the U.S. equity markets.
                                           Currently, the Fund invests in the shares of the Small
                                           Cap Quantitative Series and the Small Cap Multi-Manager
                                           Series of WT Investment Trust I; however, at any time,
                                           the Fund's investment adviser, Rodney Square Management
                                           Corporation ("RSMC"), may add or substitute Underlying
                                           Series in which the Fund may invest.
                                      --   In deciding how to allocate the Fund's assets between
                                      the Underlying Series, the investment adviser considers its outlook for the U.S. economy and financial markets, and
                                           the relative market valuations and volatility of the
                                           Underlying Series. The Fund normally invests within a
                                           range of 0% to 60% of its assets in the Small Cap
                                           Quantitative Series and within a range of 40% to 100%
                                           of its assets in the Small Cap Multi-Manager Series.
                                           The investment adviser reserves the right to adjust the
                                           percentages invested in the Underlying Series and to
                                           substitute, add or subtract to the Underlying Series.
--------------------------------------------------------------------------------------------------
Principal Risks                       --   ALLOCATION RISK.  In managing the Fund, the investment
                                      adviser allocates assets among the Underlying Series. The
                                           Fund's investment performance depends, in part, upon
                                           how its assets are allocated and reallocated among
                                           these Underlying Series. A principal risk of investing
                                           in the Fund is that the investment adviser's allocation
                                           techniques and decisions and/or

                                           selection of Underlying Series will not produce the
                                           desired results, and therefore the Fund may not achieve
                                           its investment objective.
                                      --   UNDERLYING SERIES RISKS.  The value of your investment
                                      in the Fund is directly related to the investment
                                           performance of the Underlying Series in which it
                                           invests. Therefore, the principal risks of investing in
                                           the Fund are closely related to the principal risks
                                           associated with the Underlying Series and their
                                           investments. Because the Fund's allocation among two or
                                           more Underlying Series will vary, your investment may
                                           be subject to any and all of these risks at different
                                           times and to different degrees. Among the principal
                                           risks of the Underlying Series, which could adversely
                                           affect the net asset value and total return of the
                                           Fund, are:
                                         --   An investment in the Fund is not a deposit of
                                      Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the Federal Deposit
                                              Insurance Corporation or any other government
                                              agency.
                                         --   It is possible to lose money by investing in the
                                      Fund. There is no guarantee that the stock market or the
                                              securities that the Series holds will increase in
                                              value.
                                         --   The Fund's share price will fluctuate in response to
                                      changes in the market value of the Series' investments.
                                              Market value changes result from business or
                                              economic developments affecting an issuer as well as
                                              general market and economic conditions.
                                         --   Growth-oriented investments may be more volatile
                                      than the rest of the U.S. stock market as a whole.
                                         --   A value-oriented investment approach is subject to
                                      the risk that a security believed to be undervalued does not appreciate in value as anticipated.
                                         --   Because the Small Cap Multi-Manager Series employs a
                                      multi-manager approach, the interplay of the various
                                              strategies employed by the investment adviser and
                                              sub-advisers may result in the Series holding large
                                              positions in certain types of securities, industries
                                              or sectors, which may have a negative effect on
                                              performance.
                                         --   Each Series may use equity derivatives to pursue its
                                      investment objective. The use of derivatives may expose a
                                              Series to additional risks that it would not be
                                              subject to if it invested directly in the securities
                                              underlying those derivatives. These risks may cause
                                              the Series to experience higher losses than a fund
                                              that does not use derivatives.
                                         --   Small capitalization companies may be more
                                      vulnerable than large companies to adverse business or
                                              economic developments, and their

                                              securities may be less liquid and more volatile than
                                              securities of larger companies.
                                         --   The performance of the Series and Fund will depend
                                      on whether or not the investment adviser and sub-adviser are successful in pursuing the investment strategy.
                                         --   Please see "Additional Risk Information" for a
                                      description of these and other risks associated with the
                                              Underlying Series and the investment in the Fund.
--------------------------------------------------------------------------------------------------
Investor Profile                      --   For investors seeking long-term growth of capital
                                      consistent with the volatility of the equity markets.
--------------------------------------------------------------------------------------------------

PERFORMANCE INFORMATION

     The Institutional Shares of the Fund were first offered on July 1, 2003 and therefore, do not have a full calendar year of performance.

FEES AND EXPENSES

     Unlike an index, every mutual fund has operating expenses to pay for professional advisory, distribution, administration and custody services. The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund. The expenses are shown as a percentage of its net assets.

           SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                Institutional Shares
                                                                --------------------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                         None
Maximum deferred sales charge                                           None
Maximum sales charge imposed on reinvested dividends (and
  other distributions)                                                  None
Redemption fee(a)                                                      1.00%
Exchange fee(a)                                                        1.00%

(a) Institutional Shares are subject to a 1.00% redemption fee only if redeemed or exchanged within the first 60 days after purchase. See "Redemption of Shares" and "Exchange of Shares" for additional information.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):

Management fees(1)                                                None
Distribution (12b-1) fees                                         None
Other expenses(2)                                                    0.86%
Underlying Series' expenses(3)                                       1.25%
TOTAL ANNUAL OPERATING EXPENSES                                      2.11%
Waivers/Reimbursements(4)                                           (0.86)%
NET EXPENSES(4)                                                      1.25%

(1) The investment adviser to the Fund and to each of the Underlying Series is RSMC. RSMC is not paid an advisory fee for services provided to the Fund. Instead, RSMC, as investment adviser to the Underlying Series, receives a 0.40% advisory fee and each of Parametric Portfolio Associates, Batterymarch Financial Management, Inc. and Systematic Financial Management, L.P., each a sub-adviser to an Underlying Series, receives sub-advisory fees, before any waivers, of up to 0.25%, 0.70% and 0.80%, respectively.
(2) "Other expenses" are based on estimated expenses for the current fiscal year.
(3) "Underlying Series' expenses" are based on estimated expenses for the current fiscal year based upon the expected allocation of the Fund's assets among the Underlying Series. For a listing of the expenses, waivers and/or reimbursements associated with each Underlying Series, please see "Management of the Fund -- Underlying Series Expenses." Total annual operating expenses including waivers and reimbursements and the example set forth below are based on estimated Underlying Series' expenses which flow through to the Fund after any waivers or reimbursements. For the Underlying Series, RSMC has contractually agreed to waive a portion of the advisory fees received from the Underlying Series or reimburse expenses to the extent total annual operating expenses exceed 1.25%. Underlying Series' expenses flowing through to the Fund are expected to vary with changes in the allocation of the Fund's assets, and may be lower than those shown above.
(4) For Institutional Shares of the Fund, RSMC has contractually agreed to reimburse the Fund for other expenses to the extent such other expenses together with the Underlying Series' expenses exceed 1.25%. This undertaking will remain in place until July 1, 2006, unless the Board of Trustees approves its earlier termination.

EXAMPLE

     This example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

         --  you reinvested all dividends and other distributions;

         --  the average annual return was 5%;

         -- the Fund's total operating expenses (reflecting contractual waivers or reimbursements through July 1, 2006) were charged and remained the same over the time periods; and

         --  you redeemed all of your investment at the end of the time period.

     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

INSTITUTIONAL SHARES                                          1 Year   3 Years
--------------------                                          ------   -------
Wilmington Small Cap Strategic Allocation Fund                 $127     $428

     The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

                WILMINGTON INTERNATIONAL MULTI-MANAGER PORTFOLIO

--------------------------------------------------------------------------------------------------
SUMMARY
--------------------------------------------------------------------------------------------------
Investment Objective                  --   The WILMINGTON INTERNATIONAL MULTI-MANAGER PORTFOLIO
                                           (the "Fund") seeks superior long-term capital
                                           appreciation.
--------------------------------------------------------------------------------------------------
Investment Focus                      --   Equity (or related) securities
--------------------------------------------------------------------------------------------------
Share Price Volatility                --   High
--------------------------------------------------------------------------------------------------
Principal Investment Strategy         --   The Fund operates as a "feeder fund" which means that
                                           the Fund does not buy individual securities directly.
                                           Instead, it invests in a "master fund," which in turn
                                           purchases investment securities. The Fund invests all
                                           of its assets in a master fund which is a separate
                                           series of WT Investment Trust I. The Fund and its
                                           corresponding Series have the same investment
                                           objective, policies and limitations.
                                      --   The WILMINGTON INTERNATIONAL MULTI-MANAGER PORTFOLIO
                                           invests all of its assets in the International
                                           Multi-Manager Series (the "Series"), which invests at
                                           least 85% of its total assets in a diversified
                                           portfolio of equity (or related) securities of foreign
                                           issuers. The Series' investment adviser allocates the
                                           Series' assets to sub-advisers, or invests in
                                           exchange-traded funds. The sub-advisers may select
                                           stocks to be purchased or sold by the Series based upon
                                           fundamental research, country and trend analysis and
                                           whether the stocks are undervalued or have above
                                           average growth potential.
                                      --   The Series employs a multi-manager approach. Rodney
                                           Square Management Corporation serves as the Series
                                           investment adviser and has delegated the responsibility
                                           of the day-to-day management of the Series to Goldman
                                           Sachs Asset Management L.P. and Julius Baer Investment
                                           Management Inc.
--------------------------------------------------------------------------------------------------
Principal Risks                       The Fund is subject to the risks summarized below which are further described under "Additional Risk Information."
                                      --   An investment in the Fund is not a deposit of
                                      Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance
                                           Corporation or any other government agency.
                                      --   It is possible to lose money by investing in the Fund.
                                      There is no guarantee that the stock market or the stocks
                                           that the Series buys will increase in value.

                                      --   The Fund's share price will fluctuate in response to
                                      changes in the market value of the Series' investments.
                                           Market value changes result from business or economic
                                           developments affecting an issuer as well as general
                                           market and economic conditions.
                                      --   Investments in foreign (i.e. non-U.S.) markets are
                                      subject to foreign security risk and the risk of losses
                                           caused by changes in foreign currency exchanges rates.
                                      --   The Series may use derivatives to pursue its investment
                                      objective. The use of derivatives may expose the Series to additional risks that it would not be subject to if it
                                           invested directly in the securities underlying those
                                           derivatives. These risks may cause the Series to
                                           experience higher losses than a fund that does not use
                                           derivatives.
                                      --   The performance of the Series and the Fund will depend
                                      on whether or not the investment adviser or sub-advisers are successful in pursuing the investment strategy.
                                      --   Because the Series employs a multi-manager approach,
                                      the interplay of the various strategies employed by the
                                           investment adviser and sub-advisers may result in the
                                           Series indirectly holding large positions in certain
                                           types of securities, industries or sectors, which may
                                           have a negative affect on performance.
                                      --   Please see "Additional Risk Information" for a
                                      description of these and other risks associated with the
                                           Series and an investment in the Fund.
--------------------------------------------------------------------------------------------------
Investor Profile                      --   Investors who want the value of their investment to
                                      grow and who are willing to accept more volatility for the possibility of higher returns.
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the average annual returns for one, five and ten years, before and after taxes, compare with those of the MSCI EAFE Index, a broad measure of market performance. This performance includes the performance of the Fund's predecessor, the International Stock Fund, a collective investment fund. The International Stock Fund's performance has been included for periods prior to June 29, 1998 and has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Fund (i.e. adjusted to reflect expenses, absent investment advisory fee waivers). The International Stock Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the "1940
Act), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the International Stock Fund had been registered under the 1940 Act, its performance may have been different. Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

                 ANNUAL RETURNS FOR THE PAST 10 CALENDAR YEARS

1993                                                                   42.64%
1994                                                                   -1.36%
1995                                                                    7.30%
1996                                                                    8.60%
1997                                                                    3.43%
1998                                                                   13.48%
1999                                                                   41.72%
2000                                                                  -15.60%
2001                                                                  -26.91%
2002                                                                  -18.10%

                               PERFORMANCE YEARS

      CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2003: 15.36%

           BEST QUARTER                      WORST QUARTER
           ------------                      -------------
              30.08%                            -19.24%
       (December 31, 1999)                (September 30, 2002)

                                                            Since
INSTITUTIONAL SHARES                                       June 29,
AVERAGE ANNUAL RETURNS AS OF 12/31/02          1 Year      1998(1)       5 Years      10 Years
-------------------------------------          ------      --------      -------      --------
International Multi-Manager Portfolio Return
  Before Taxes                                 (18.10)%     (7.29)%       (4.07)%(2)  3.26%(2)
Return After Taxes on Distributions(3)         (18.10)%     (8.76)%         N/A          N/A
Return After Taxes on Distributions and Sale
  of Shares(3)                                 (11.11)%     (5.51)%         N/A          N/A
MSCI EAFE Index (reflects no deductions for
  fees, expenses or taxes)(4)                  (15.94)%     (6.34)%       (2.89)%      4.00%

1 For periods prior to June 29, 1998, the Fund's predecessor, the International
  Stock Fund, operated as a collective investment fund. As a collective investment fund, the International Stock Fund was treated differently than the Fund for federal income tax purposes. For example, a collective investment fund does not make distributions to its investors. As a result, after-tax returns for periods prior to June 29, 1998 are not presented.
2 This performance information reflects the performance of the Fund and its predecessor, the International Stock Fund, and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Fund.
3 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
4 The MSCI EAFE Index or the Morgan Stanley Capital International Europe,
  Australasia and Far East Index is an unmanaged index comprised of stocks of approximately 1,000 companies listed on major stock exchanges in Europe, Australasia and the Far East.

FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

           SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                Institutional Shares
                                                                --------------------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                         None
Maximum deferred sales charge                                           None
Maximum sales charge imposed on reinvested dividends (and
  other distributions)                                                  None
Redemption fee(1)                                                      1.00%
Exchange fee(1)                                                        1.00%

1 Institutional Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See "Redemption of Shares" and "Exchange of Shares" for additional information.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(1):


Management fees                                                     0.65%(2)
Distribution (12b-1) fees                                               None
Other expenses                                                         0.27%
Series expenses                                                        0.46%
TOTAL ANNUAL OPERATING EXPENSES                                        1.38%

1 The table above and the example below each reflect the aggregate annual operating expenses of the Fund and the corresponding Series of the Trust in which the Fund invests.

2 The Management fee reflects a 0.15% advisory fee payable to Rodney Square
  Management Corporation and a 0.50% sub-advisory fee payable to each of Goldman Sachs Asset Management, L.P. and Julius Baer Investment Management, Inc. The sub-advisory fee is paid to each sub-adviser only on the portion of the Fund's assets the respective sub-adviser manages. The Series is responsible for paying the advisory fee to Rodney Square Management Corporation and the sub-advisory fee to the sub-advisers.

EXAMPLE

     This example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time periods indicated. This example assumes that:

         --  you reinvested all dividends and other distributions;

         --  the average annual return was 5%;

         -- the Fund's total operating expenses are charged and remain the same over the time periods; and

         --  you redeemed all of your investment at the end of the time period.

     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

INSTITUTIONAL SHARES                            1 Year   3 Years   5 Years   10 Years
--------------------                            ------   -------   -------   --------
International Multi-Manager Portfolio            $141     $437      $755      $1,657

     The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

                        WILMINGTON REAL ESTATE PORTFOLIO

--------------------------------------------------------------------------------------------------

SUMMARY

--------------------------------------------------------------------------------------------------
Investment Objective                  --   The investment objective of WILMINGTON REAL ESTATE
                                      PORTFOLIO (the "Fund") is to achieve long-term growth of
                                           capital and high current income through investments in
                                           companies in the real estate industry.

--------------------------------------------------------------------------------------------------
Investment Focus                      --   Equity (or related) securities

--------------------------------------------------------------------------------------------------
Share Price Volatility                --   Moderate

--------------------------------------------------------------------------------------------------
Principal Investment Strategy         --   The Fund operates as a "feeder fund" which means that
                                      the Fund does not buy individual securities directly.
                                           Instead, it invests in a "master fund," which in turn
                                           purchases investment securities. The Fund invests all
                                           of its assets in a master fund, which is a separate
                                           series of WT Investment Trust I. The Fund and its
                                           corresponding series have the same investment
                                           objective, policies and limitations.

                                      --   The WILMINGTON REAL ESTATE PORTFOLIO invests all of its
                                      assets in the Real Estate Series (the "Series"), which under normal market conditions, invests at least 80% of its
                                           net assets in securities of real estate and real
                                           estate-related companies.

                                      --   The Series will invest in real estate companies, such
                                      as equity real estate investment trusts ("REITs") that own property and mortgage REITs which make construction and
                                           development loans or invest in mortgage pools, or
                                           companies whose products and services relate to the
                                           real estate industry.

                                      --   The Series employs a multi-manager approach. Rodney
                                      Square Management Corporation serves as the Series
                                           investment adviser and has delegated the responsibility
                                           of the day-to-day management of the Series to AEW
                                           Management and Advisors L.P. Real Estate Management
                                           Services Group LLC.

--------------------------------------------------------------------------------------------------
Principal Risks                       An investment in the Fund is subject to the risks summarized below which are further described under "Additional Risk
                                      Information."

                                      --   An investment in the Fund is not a deposit of
                                      Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance
                                           Corporation or any other government agency.

                                      --   It is possible to lose money by investing in the Fund.
                                      There is no guarantee that the stock market or the
                                           securities that the Series buys will increase in value.


                                      --   The Fund's share price will fluctuate in response to
                                      changes in the market value of the Series' investments.
                                           Market value changes result from business developments
                                           affecting an issuer as well as general market and
                                           economic conditions.

                                      --   Because the Series concentrates its investments in
                                      companies related to the real estate industry, the value of the Fund's shares may fluctuate more frequently than
                                           the value of shares of a fund that invests in a broader
                                           range of securities.

                                      --   Because the Series employs a multi-manager approach,
                                      the interplay of the various strategies employed by the
                                           investment adviser and sub-advisers may result in the
                                           Series indirectly holding large positions in certain
                                           types of securities, industries or sectors, which may
                                           have a negative affect on performance.

                                      --   The performance of the Series and the Fund will depend
                                      on whether or not the investment adviser and sub-advisers
                                           are successful in pursuing the investment strategy.

                                      --   Please see "Additional Risk Information" for a
                                      description of these and other risks associated with the
                                           Series and an investment in the Fund.

--------------------------------------------------------------------------------------------------
Investor Profile                      --   Investors who want the value of their investment to
                                      grow and who are willing to accept more volatility than a
                                           fixed income fund for the possibility of higher
                                           returns.

--------------------------------------------------------------------------------------------------

PERFORMANCE INFORMATION

     The Institutional Shares of the Fund were first offered on July 1, 2003, and therefore do not have a full calendar year of performance.

FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold Institutional shares of the Fund.

           SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                Institutional Shares
                                                                --------------------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                         None
Maximum deferred sales charge                                           None
Maximum sales charge imposed on reinvested dividends (and
  other distributions)                                                  None
Redemption fee(a)                                                      1.00%
Exchange fee(a)                                                        1.00%

(a) Institutional Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See "Redemption of Shares" and "Exchange of Shares" for additional information.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):(1)

Management fees(2)                                                      0.90%
Distribution (12b-1) fees                                            None
Other expenses(3)                                                       1.73%
TOTAL ANNUAL OPERATING EXPENSES(4)                                      2.63%
Waivers/Reimbursements                                                 (0.88)%
NET EXPENSES                                                            1.75%

(1) The table above and the Example below each reflect the aggregate annual operating expenses of the Fund and the Series.
(2) The management fee reflects a 0.35% advisory fee payable to Rodney Square Management Corporation and up to 0.55% sub-advisory fees payable to each of AEW Management and Advisors, L.P. and Real Estate Management Services Group, LLC. The sub-advisory fee is paid to each sub-adviser only on the portion of the Fund's assets the respective sub-adviser manages. The Series is responsible for paying the advisory fee to Rodney Square Management Corporation and the sub-advisory fee to the sub-advisers.
(3) "Other Expenses" are based on estimated amounts for the current fiscal year.
(4) For Institutional Shares of the Fund the investment adviser has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total annual operating expenses exceed 1.75%. This waiver will remain in place until January 1, 2006 unless the Board of Trustees approves its earlier termination.

EXAMPLE

     This example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

         --  you reinvested all dividends and other distributions;

         --  the average annual return was 5%;

         -- the Fund's total operating expenses (reflecting contractual waivers or reimbursements through January 1, 2006) are charged and remain the same over the time periods; and

         --  you redeemed all of your investment at the end of the time period.

     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

INSTITUTIONAL SHARES                                          1 Year   3 Years
--------------------                                          ------   -------
Real Estate Portfolio                                          $178     $629

     The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future

                       ADDITIONAL INVESTMENT INFORMATION

                 WILMINGTON LARGE CAP STRATEGIC ALLOCATION FUND

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

     The investment objective of the WILMINGTON LARGE CAP STRATEGIC ALLOCATION FUND is to achieve long-term capital appreciation. The Fund's investment objective may be changed by the Board of Trustees upon 60 days' written notice to shareholders. There is no guarantee that the Fund will achieve its investment objective.

--------------------------------------------------------------------------------

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

     The Fund seeks to achieve its investment objective by investing at least 80% of its assets in the Large Cap Quantitative Series and in the Large Cap Multi-Manager Series. The Fund normally invests all of its assets in shares of the Underlying Series and does not invest directly in stocks of other issuers.

     Rodney Square Management Corporation ("RSMC"), the Fund's investment adviser selects the Underlying Series in which the Fund may invest. The investment adviser determines how the Fund allocates and reallocates its assets between the Underlying Series. The major equity asset classes held by the Underlying Series are those categorized by the size of issuer (large capitalization) and investment style or category (growth, value or enhanced index).

     The investment adviser does not allocate the Fund's assets according to a predetermined percentage or blend of the Underlying Series; instead, the investment adviser regularly determines the appropriate mix for the Fund by allocating among the Underlying Series. When making these decisions, the investment adviser considers various quantitative and qualitative data relating to the U.S. economy and securities markets. These data may include but are not limited to projected growth trends in the U.S. economy, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels and volatility in the equity market, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing trends and the cost of capital, political trends, data relating to trade balances and labor information. The investment adviser may also consider proprietary research provided by the sub-advisers of the Underlying Series. The investment adviser has the flexibility to reallocate the Fund's assets in varying percentages among the Underlying Series based on the investment adviser's ongoing analyses of the equity markets, although these tactical shifts are not expected to be large or frequent in nature. This approach allows the investment adviser to allocate assets among Underlying Series that employ varying investment styles and techniques such as (i) style specific active management, which features growth-oriented or value-oriented stock selection; and (ii) enhanced indexing, which combines quantitative security selection and non stock market investment strategies to approximate the performance of a securities index.

     The frequency of portfolio transactions and each Underlying Series' turnover rate will vary from year to year depending on the market. Increased turnover rates incur the cost of additional brokerage commissions and may cause you to receive larger capital gain distributions. Under normal market conditions, the turnover rate is expected to be less than 100% for each of the Underlying Series.

--------------------------------------------------------------------------------

THE UNDERLYING SERIES
--------------------------------------------------------------------------------

                         LARGE CAP QUANTITATIVE SERIES

INVESTMENT OBJECTIVE

     The investment objective of the Large Cap Quantitative Series is to achieve long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

     The Large Cap Quantitative Series invests at least 80% of its assets in equity securities of large capitalization, U.S. based companies included in the S&P 500 Index. The investment adviser determines what is the recommended allocation of the Series assets with respect to "growth" style securities (as represented by the S&P 500/Barra Growth Index) and "value" style securities (as represented by the S&P 500/Barra Value Index). The investment adviser intends to allocate at least 20% of the Series assets into each of the growth style and value style.

     When making these asset allocation determinations, the investment adviser considers, among other things, its expectation for the performance of the U.S. economy and securities markets in light of projected growth trends in the U.S. economy, relative valuation levels and volatility in the equity market, the outlook and projected growth of various industrial sectors, and information relating to business cycles. The investment adviser has the flexibility to reallocate the Series' assets between a growth-weighted portfolio or a value-weighted portfolio based on the investment adviser's ongoing analyses of the equity markets, although these tactical shifts are not expected to normally be a large percentage of the Series assets nor occur more frequent than monthly. The investment adviser or sub-adviser may purchase one or more exchange traded funds (registered investment companies whose shares are publicly traded on an exchange) which track a securities market index of large cap companies, e.g. iShares, SPDRs or Vipers. ETFs are registered investment companies and, as a shareholder in an investment company, the Series would bear its pro rata portion of the ETF's expenses, including advisory fees, in addition to its own expenses. The 1940 Act limits investments by registered investment companies in the securities of other investment companies, including iShares. However, the Fund may invest in iShares in excess of these limits in accordance with an SEC exemptive relief granted to iShares.

     Based on the investment adviser's allocation, Parametric Portfolio Associates ("PPA"), the sub-adviser to the Series, uses a "quantitative" approach to build a portfolio in accordance with the investment adviser's allocation decisions. Unlike "active" managers, the sub-adviser does not try to substantially outperform the indices nor does PPA seek temporary or defensive positions when markets decline or appear overvalued. The Series may use derivative instruments, primarily for liquidity, risk management or hedging purposes. PPA does not routinely make judgments about the investment merit of a particular security or apply traditional economic, financial or market analysis.

     PPA invests in a representative sample of securities in the S&P 500 Index weighted to reflect the investment adviser's style allocation. This essentially means building the portfolio with a growth portion based on the S&P 500/Barra Growth Index and a value portion based on the S&P 500/Barra Value Index. PPA expects that each "portion of the portfolio" will have, in the aggregate, investment characteristics (such as market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the corresponding S&P 500/Barra Index. It is not expected that the Series will hold all of the securities that are included in the S&P 500 Index or its component S&P 500/Barra Indices, but it will usually hold 200 to 350 of those securities.

     The performance of the Series and its benchmark index, the S&P 500 Index, will vary due to transaction costs, market impact, portfolio expenses, corporate actions (such as mergers and spin-offs), timing variances and the investment adviser's allocation between growth and value styles. The return for each of the growth portion and the value portion of the portfolio is intended to correlate closely with the return of its corresponding S&P 500/Barra Index by selecting a portion of the stocks represented in the index using proprietary quantitative techniques developed by PPA. PPA also uses these techniques to make sell decisions. The Series is designed to have a portfolio with similar characteristics to those of its Indices, including such measures as dividend yield, price-to-earnings ratio, relative volatility, economic sector exposure, growth or value characterizations, return on equity and market price-to-book value ratio. Notwithstanding these strategies, there is no assurance that the Series' investment performance will equal or approximate that of the S&P 500 Index.

                         LARGE CAP MULTI-MANAGER SERIES

INVESTMENT OBJECTIVE

     The investment objective of the Large Cap Multi-Manager Series is to achieve long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

     The LARGE CAP MULTI-MANAGER SERIES invests at least 80% of its assets in a diversified portfolio of the following U.S. equity (or related) securities:

         -- common stock of U.S. corporations that have a market capitalization at least equal to that of the smallest company in the S&P 500 Index ("large cap company"), at the time of purchase;

         -- exchange traded funds ("ETFs") (registered investment companies whose shares are publicly traded on an exchange) which track a securities market index of large cap companies, e.g. iShares, SPDRs, Vipers; and

         -- options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of large cap companies.

     Although the Series maintains liquidity reserves (i.e. cash awaiting investment or held to meet redemption requests), the Series may expose these reserves to the performance of one or more equity markets, usually by use of stock index futures contracts and options on such futures contracts, as well as exchange traded and over-the-counter options, and equity index swaps to attempt to hedge actual or anticipated investment securities positions.

     As a temporary or defensive policy, the Series may invest up to 100% of its assets in high quality money market instruments and other short-term debt instruments. The result of this action may be that the Series will be unable to achieve its investment objective. The Series may also use other strategies and engage in other investment practices, which are more fully described in our Statement of Additional Information ("SAI").

     ADVISER ALLOCATION

     The Series employs a multi-manager approach, relying on several sub-advisers with differing investment philosophies to manage a portion of the Series' assets under the general supervision of RSMC. RSMC may allocate a portion of the Series' assets (up to 60%) to shares of ETFs whose underlying investments are consistent with the Series' investment objective. ETFs are registered investment companies and, as a shareholder in an investment company, the Series would bear its pro rata portion of the ETF's expenses, including advisory fees, in addition to its own expenses. The 1940 Act limits investments by registered investment companies in the securities of other investment companies, including iShares. However, the Fund may invest in iShares in excess of these limits in accordance with an SEC exemptive relief granted to iShares.

     RSMC will allocate the balance of the Series' assets between the sub-advisers. When making these allocation decisions, the investment adviser considers, among other things, its expectation for the performance of the U.S. economy and securities markets in light of projected growth trends in the U.S. economy, relative valuation levels and volatility in the equity market, the outlook and projected growth of various industrial sectors, and information relating to business cycles. This approach allows the investment adviser to allocate assets among sub-advisers that employ growth-oriented stock selection or value-oriented stock selection. Currently, the Series' sub-advisers are Armstrong Shaw Associates Inc. ("ASA"), a value-oriented sub-adviser, and Montag & Caldwell, Inc. ("M&C"), a growth-oriented sub-adviser. Each sub-adviser uses its own investment approach and strategy to achieve the Series' investment objective.

     The Series' multi-manager arrangement is expected to reduce volatility by utilizing several investment approaches, a strategy used by many institutional investors. The multiple investment approach is designed to soften the impact of a single sub-adviser's performance in a market cycle during which that sub-adviser's investment approach is less successful. Because each sub-adviser has a different investment approach, the performance of one sub-adviser is expected to offset the impact of another sub-adviser's performance, regardless of the market cycle. The successful performance of a sub-adviser will be diminished by the less successful performance of the other sub-adviser. There can be no guarantee that the expected advantage of the multiple sub-adviser technique will be achieved.

     ARMSTRONG SHAW ASSOCIATES, INC.

     ASA employs a large capitalization, absolute value investment philosophy. The sub-adviser invests in securities where a rigid cash flow or asset value analysis determines that a company's stock is selling at a substantial discount to its intrinsic value. Establishing this intrinsic value is critical to ASA's methodology. While the level of the overall market or trends in numerous economic factors may affect the timing in which ASA's perceived value is recognized, these considerations are not the basis for its investments. Rather, ASA has a classic bottom-up, company by company view of investing.

     Inherent in ASA's absolute value approach is its objective to minimize downside risk. To further this aim, ASA screens for companies with proven track records, strong balance sheets and large capitalizations. The sub-adviser's minimum investment time horizon is 18 to 24 months. At any point in time, ASA may have investments in as many as 30 to 40 securities in the portfolio managed for the Series. ASA feels constant monitoring of these positions with regular discussions with management to be a crucial part of its portfolio management. Additionally, approximately 100 other companies are followed on a watch list for future investment.

     In conjunction with ASA's view that market timing is generally an unrewarding exercise, the firm has predetermined buy and sell levels for each security it owns. These target points help ASA to avoid the emotional excesses of the market with respect to the Series' investments.

     MONTAG & CALDWELL, INC.

     M&C's Investment Policy Group (or IPG, which consists of all portfolio managers and analysts) works as a team by using a bottom-up stock selection process. The identification of appropriate stocks for consideration begins with screening a database of 9000 common equity securities for market capitalization of at least $3 billion and a minimum 10% historical secular earnings growth rate. The resultant universe of approximately 500 common stocks is then subject to a proprietary earnings and valuation models. Analyst judgment based on qualitative factors and strong financial characteristics further narrow the universe to a select list of approximately 150 names. Analysts follow these stocks closely, regularly evaluating their valuation and relative earnings growth. A position is initiated in a stock that is trading at a discount (normally 10-25%) to the estimate of its intrinsic value. This value is computed using a modified dividend discount model that incorporates their analysts' assumptions for normalized earnings, secular earnings growth rate (minimum 10%, maximum 20%), dividend payout ratio, and a stock specific risk adjusted discount rate. The valuation model is a dynamic process in which the earnings base is adjusted each quarter. In addition, the fundamental attributes that contribute to the risk adjusted discount rate are re-evaluated annually for each security and more frequently if market, industry, or specific company issues so demand. The valuation model is updated daily and published every two weeks. Above-median relative earnings growth is considered to be the catalyst driving share price appreciation. This measure is determined by comparing estimated and historical six-month annualized earnings growth to a benchmark and subsequently grouping companies by statistical results. Analyst judgment based on fundamental analysis that includes thorough due diligence of company and industry fundamentals is the final arbiter in determining candidates to be presented to the IPG for investment consideration and potential inclusion in the growth model portfolio of 30 to 40 issues.

     If a company's results remain consistent with the firm's forecast, M&C could hold the position for a number of years. Average annual turnover is normally expected to be 30 to 40 percent. A holding will be reviewed for probable sale when it reaches M&C's target price ratio, which is normally 120% of the determination of its fair value. Trimming the position, rather than total sale, might be the decision in the case of a high growth company with rapidly compounding earnings. Stocks are also sold when experiencing weakening earnings momentum, or underperforming the market. Any significant earnings disappointment will trigger an immediate review of the holding and a decision to "add or sell." Since the investment policy centers on positive earnings momentum within a six-month period, "add or sell" decisions are made within that framework. This time frame may be extended for one quarter out to nine months, in order to capture exceptionally good value occurring just prior to restored earnings momentum. Unless there is visible earnings growth for the next six to nine months and the valuation is attractive enough to justify adding positions, a position will be sold on earnings disappointments. A position will also be reduced when it exceeds 5% of the equity portion of a portfolio.
--------------------------------------------------------------------------------

ADDITIONAL RISK INFORMATION
--------------------------------------------------------------------------------

     The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risks is available in our SAI:

         -- ALLOCATION RISK: The Fund's investment performance depends, in part, upon how its assets are allocated and reallocated among two or more Underlying Series. A principal risk of investing in the Fund is that the investment adviser will make less than optimal or poor asset allocation decisions and/or that the investment adviser will make less than optimal decisions in selecting the Underlying Series in which the Fund invests. The investment adviser attempts to identify asset classes and sub-classes represented by the Underlying Series that will provide consistent performance for the Fund, but there is no guarantee that the investment adviser's allocation techniques will produce the desired results. It is possible that the investment adviser will focus on Underlying Series that perform poorly or underperform other available Series under various market conditions.

         -- UNDERLYING SERIES RISKS. Because the Fund invests all of its assets in Underlying Series, the risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Series. The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Series to achieve their objectives. There can be no assurance that the investment objective of any Underlying Series will be achieved.

          The Fund's net asset value will fluctuate in response to changes in the net asset values of the Underlying Series in which it invests. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular Underlying Series will depend upon the extent to which the Fund's assets are allocated from time to time for investment in the Underlying Series, which will vary. To the extent that the Fund invests a significant portion of its assets in an Underlying Series, it will be particularly sensitive to the risks associated with that Underlying Series.

     The following principal risks are associated with investments in the Underlying Series and, indirectly, with your investment in the Fund. Each Underlying Series may be subject to additional principal risks other than those described below because the types of investments made by an Underlying Series can change over time. The summary is not intended to be exhaustive. For a more complete description of these risks and the securities and investment techniques used by the Underlying Series, please refer to our SAI.

         -- DERIVATIVES RISK: Some of the Underlying Series' investments may be referred to as "derivatives" because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of the Underlying Series' total assets may be committed or exposed to derivative strategies.

         -- GROWTH INVESTING RISK: The risk that an investment in a growth-oriented portfolio, which invests in growth-oriented companies, will be more volatile than the rest of the U.S. market as a whole.

         -- VALUE INVESTING RISK: The risk that investments in companies whose securities are believed to be undervalued, relative to their underlying profitability, do not appreciate in value as anticipated.

         -- MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         -- OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

         -- VALUATION RISK: The risk that the Underlying Series has valued certain of its securities at a higher price than they can be sold.

         -- ALLOCATION RISK: The risk that the investment adviser will make less than optimal or poor asset allocation decisions to the sub-advisers in the Large Cap Multi-Manager Series. To the extent that the investment adviser allocates more assets to one sub-adviser, the performance of that sub-adviser will have a greater effect on the Underlying Series performance.

         -- LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

     The Board of Trustees for the Fund supervises the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.

INVESTMENT ADVISER

     RSMC, the investment adviser for the Wilmington Large Cap Strategic Allocation Fund, the Large Cap Quantitative Series and the Large Cap Multi-Manager Series, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. RSMC, subject to the supervision of the Board of Trustees, directs the investments of the Fund and its Underlying Series in accordance with their investment objectives, policies and limitations. For the Underlying Series, RSMC allocates the Series' assets among the sub-advisers and then oversees their investment activities. As of September 30, 2003, RSMC had $5.6 billion assets under management. The day-to-day management of the Fund is the responsibility of the Investment Strategy Team of RSMC and its affiliates. The Investment Strategy Team meets regularly to make investment decisions for the Fund.

     The Fund does not pay an advisory fee to RSMC for the advisory services provided by RSMC to the Fund. The Fund does, however, indirectly pay its proportionate share of the advisory fees paid to RSMC by the Underlying Series in which the Fund invests. Each of the Large Cap Quantitative Series and the Large Cap Multi-Manager Series pays RSMC a monthly advisory fee at the annual rate of 0.40% of each Underlying Series' average daily net assets. In addition, the Large Cap Quantitative Series is directly responsible for paying PPA, the sub-adviser to the Series, a monthly sub-advisory fee at the annual rate of 0.25% of average daily net assets under its management. The Large Cap Multi-Manager Series is directly responsible for paying each of ASA and M&C, sub-advisers to the Series, monthly sub-advisory fees at the annual rate of 0.50% and 0.65% of average daily net assets under their respective management.

     Subject to its obligation to seek best execution, the investment adviser may direct the sub-advisers to place trades through designated brokers, which may include brokers affiliated with the investment adviser or a sub-adviser. Such directed brokerage transactions, placed with an affiliated broker-dealer, will be completed in accordance with the applicable regulatory requirements and the procedures adopted by the Board of Trustees.

PORTFOLIO MANAGER

     The day-to-day management of the Fund is the responsibility of Sebastiano Mancarella, who implements the Fund's investment allocations as determined by the Investment Strategy Team of RSMC and its affiliates. The Investment Strategy Team is a group of investment professionals who meet regularly to determine the recommended asset allocation based upon several factors, including current market and economic conditions. Mr. Mancarella, Assistant Vice President of RSMC, has been with RSMC and/or its affiliate since July 1997. From 1991 to 1997, he was a portfolio manager in the personal trust area of First Union National Bank.

SUB-ADVISER -- LARGE CAP QUANTITATIVE SERIES

PARAMETRIC PORTFOLIO ASSOCIATES, INC.

     PPA, the sub-adviser to the Large Cap Quantitative Series, is a registered investment adviser located at 1151 Fairview Avenue North, Seattle, Washington 98109. Founded in 1987, PPA was a subsidiary of Pacific Financial Asset Investment Management Company until November 1994, when Pacific Financial merged with Thompson Advisors to form PIMCO Advisors L.P. In May 2000, PIMCO Advisors L.P. and Allianz A.G. entered into an agreement in which Allianz A.G. acquired 70% of PIMCO's outstanding units. In May 2001, PPA became independent through a management led buyout from PIMCO. PPA provides advisory services to mutual funds and other institutional accounts, including corporations, union and pension accounts, foundations, trusts, and individuals. As of September 30, 2003, PPA had assets under management of approximately $5.2 billion.

     On September 10, 2003, Eaton Vance Corp. acquired a controlling interest in the stock of PPA, which under the Investment Company Act of 1940, as amended, resulted in the termination of PPA's sub-advisory agreement with the Series. On August 14, 2003, the Board of Trustees approved an interim sub-advisory agreement among the Trust, RSMC and PPA, on behalf of the Series. It is anticipated that the Fund's shareholders will be asked to approve a new sub-advisory agreement among the Trust, RSMC and PPA. It is also anticipated that there will be no material differences among the former sub-advisory agreement, the interim sub-advisory agreement now in effect or the new sub-advisory agreement to be submitted to shareholders for approval. The portfolio managers currently providing services to the Series will continue to manage the Series.

     Thomas Seto is Vice President and Director of Portfolio Management of PPA. He is responsible for all portfolio management at PPA. Prior to joining PPA in 1998, Mr. Seto served as the Head of U.S. Equity Index Investments at Barclays Global Investors.

SUB-ADVISERS -- LARGE CAP MULTI-MANAGER SERIES

ARMSTRONG SHAW ASSOCIATES INC.

     ASA, a sub-adviser to the Large Cap Multi-Manager Series, is a registered investment adviser founded in 1984, and located at 45 Grove Street, New Canaan, Connecticut. As of September 30, 2003, ASA had assets under management of approximately $5.4 billion.

     Jeffrey Shaw is the lead portfolio manager for the portion of the Series managed by ASA. He has been the Chairman and President of ASA since 1999 and 1989, respectively, and is a co-founder of the firm.

MONTAG & CALDWELL, INC.

     M&C, a sub-adviser to the Large Cap Multi-Manager Series, is a registered investment adviser founded in 1945 and located at 3455 Peachtree Road NE Suite 1200, Atlanta, Georgia 30326. M&C is a wholly owned subsidiary of ABN AMRO Asset Management Holdings, Inc. As of September 30, 2003, M&C had assets under management of approximately $28.2 billion. An investment management team makes the investment decisions with respect to the portion of assets of the Large Cap Multi-Manager Series allocated to M&C.

     Ronald E. Canakaris, CIC, CFA, leads the investment management team that sub-advises a portion of the assets of the Large Cap Multi-Manager Series. Mr. Canakaris is President, Chief Executive Officer and Chief Investment Officer of M&C. He has been with the firm since 1972 and is responsible for developing the firm's investment process. He has a B.S. and B.A. from the University of Florida.

UNDERLYING SERIES EXPENSES

     The Fund will not pay any sales load, Rule 12b-1 distribution fee or shareholder service fee in connection with its investments in shares of the Underlying Series. However, the Fund will indirectly bear its pro rata share of the expenses incurred by the Underlying Series after any fee waivers or expense reimbursements. Examples of these expenses are set forth in the table below.

                                           LARGE CAP       LARGE CAP
                                          QUANTITATIVE   MULTI-MANAGER
                                             SERIES         SERIES
                                          ------------   -------------
Management fees                               0.65%(1)        0.98%(2)
Other expenses(3)                             0.31%           0.31%
TOTAL ANNUAL OPERATING EXPENSES               0.96%           1.29%
Fees Waived and Expenses Reimbursed(4)       (0.14)%         (0.19)%
NET ANNUAL OPERATING EXPENSES(4)              0.82%           1.10%

(1) The management fee reflects an advisory fee of 0.40% of annual average net assets payable to RSMC and a sub-advisory fee of 0.25% of annual average net assets payable to PPA.
(2) The management fee reflects an advisory fee of 0.40% of annual average net assets payable to RSMC and sub-advisory fees of 0.50% and 0.65%, of annual average net assets payable to ASA and M&C, respectively.
(3) "Other Expenses" are based on estimated amounts for the current fiscal year.
(4) RSMC has contractually agreed to waive a portion of each Underlying Series' advisory fee or reimburse expenses to the extent that the combined total annual operating expenses of the Large Cap Quantitative Series and Large Cap Multi-Manager Series would otherwise exceed 1.00% flowing through to the Wilmington Large Cap Strategic Allocation Fund. The ratio of the combination for this table is based on the expected allocation of the 35% for the Large Cap Quantitative Series and 65% for the Large Cap Multi-Manager Series. The amounts shown for waivers and/or reimbursements are based on a proportional allocation to each Underlying Series. RSMC, however, with the approval of the Board of Trustees, may use some other method for allocating the expense reduction to the Underlying Series so long as the Fund and RSMC are the only investors in the Underlying Series and the combined total annual operating expenses of the Underlying Series in proportion to their assets does not exceed 1.00%. This expense reduction agreement will remain in place until July 1, 2006 unless the Board of Trustees approves its earlier termination.

                  WILMINGTON MID CAP STRATEGIC ALLOCATION FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

     The investment objective of the WILMINGTON MID CAP STRATEGIC ALLOCATION FUND is to achieve long-term capital appreciation. The Fund's investment objective may be changed by the Board of Trustees upon 60 days' written notice to shareholders. There is no guarantee that the Fund will achieve its investment objective.
--------------------------------------------------------------------------------

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

     The Fund seeks to achieve its investment objective by investing at least 80% of its assets in the Mid Cap Quantitative Series and in the Mid Cap Multi-Manager Series. The Fund normally invests all of its assets in shares of the Underlying Series and does not invest directly in stocks of other issuers.

     Rodney Square Management Corporation ("RSMC"), the Fund's investment adviser, selects the Underlying Series in which the Fund may invest. The investment adviser determines how the Fund allocates and reallocates its assets between the Underlying Series. The major equity asset classes held by the Underlying Series are those categorized by the size of issuer (medium-sized or mid capitalization) and investment style or category (growth, value or enhanced index).

     The investment adviser does not allocate the Fund's assets according to a predetermined percentage or blend of the Underlying Series; instead, the investment adviser regularly determines the appropriate mix for the Fund by allocating among the Underlying Series. When making these decisions, the investment adviser considers various quantitative and qualitative data relating to the U.S. economy and securities markets. These data may include but are not limited to projected growth trends in the U.S. economy, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels and volatility in the equity market, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing trends and the cost of capital, political trends, data relating to trade balances and labor information. The investment adviser may also consider proprietary research provided by the sub-advisers of the Underlying Series. The investment adviser has the flexibility to reallocate the Fund's assets in varying percentages among the Underlying Series based on the investment adviser's ongoing analyses of the equity markets, although these tactical shifts are not expected to be large or frequent in nature. This approach allows the investment adviser to allocate assets among Underlying Series that employ varying investment styles and techniques such as (i) style specific active management, which features growth-oriented or value-oriented stock selection; and (ii) enhanced indexing, which combines quantitative security selection and non stock market investment strategies to approximate the performance of a securities index.

     The frequency of portfolio transactions and each Underlying Series' turnover rate will vary from year to year depending on the market. Increased turnover rates incur the cost of additional brokerage commissions and may cause you to receive larger capital gain distributions. Under normal market conditions, the turnover rate is expected to be less than 100% for each of the Underlying Series.

--------------------------------------------------------------------------------

THE UNDERLYING SERIES
--------------------------------------------------------------------------------

                          MID CAP QUANTITATIVE SERIES

INVESTMENT OBJECTIVE

     The investment objective of the Mid Cap Quantitative Series is to achieve long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

     The Mid Cap Quantitative Series invests at least 80% of its assets in equity securities of mid capitalization, U.S. based companies included in the S&P MidCap 400 Index. The investment adviser determines what is the recommended allocation of the Series assets with respect to "growth" style securities (as represented by the S&P MidCap 400/Barra Growth Index) and "value" style securities (as represented by the S&P MidCap 400/Barra Value Index). The investment adviser intends to allocate at least 20% of the Series assets into each of the growth style and value style.

     When making these asset allocation determinations, the investment adviser considers, among other things, its expectation for the performance of the U.S. economy and securities markets in light of projected growth trends in the U.S. economy, relative valuation levels and volatility in the equity market, the outlook and projected growth of various industrial sectors, and information relating to business cycles. The investment adviser has the flexibility to reallocate the Series assets between a growth-weighted portfolio or a value-weighted portfolio based on the investment adviser's ongoing analyses of the equity markets, although these tactical shifts are not expected to normally be a large percentage of the Series assets nor occur more frequent than monthly. The investment adviser or sub-adviser may purchase one or more exchange traded funds (registered investment companies whose shares are publicly traded on an exchange) which track a securities market index of mid cap companies, e.g. iShares, SPDRs or Vipers. ETFs are registered investment companies and, as a shareholder in an investment company, the Series would bear its pro rata portion of the ETF's expenses, including advisory fees, in addition to its own expenses. The 1940 Act limits investments by registered investment companies in the securities of other investment companies, including iShares. However, the Fund may invest in iShares in excess of these limits in accordance with an SEC exemptive relief granted to iShares.

     Based on the investment adviser's allocation, Parametric Portfolio Associates ("PPA"), the sub-adviser to the Series, uses a "quantitative" approach to build a portfolio in accordance with the investment adviser's allocation decisions. Unlike "active" managers, the sub-adviser does not try to substantially outperform the indices nor does the sub-adviser seek temporary or defensive positions when markets decline or appear overvalued. The Series may use derivative instruments, primarily for liquidity, risk management or hedging purposes. The sub-adviser does not routinely make judgments about the investment merit of a particular security or apply traditional economic, financial or market analysis.

     PPA invests in a representative sample of securities in the S&P MidCap 400 Index weighted to reflect the investment adviser's style allocation. This essentially means building the portfolio with a growth portion based on the S&P MidCap 400/Barra Growth Index and a value portion based on the S&P MidCap 400/Barra Value Index. PPA expects that each "portion of the portfolio" will have, in the aggregate, investment characteristics (such as market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the corresponding S&P MidCap 400/Barra Index. It is not expected that the Series will hold all of the securities that are included in the S&P MidCap 400 Index or its component S&P MidCap 400/Barra Indices, but it will usually hold 150 to 300 of those securities.

     The performance of the Series and its benchmark index, the S&P MidCap 400 Index, will vary due to transaction costs, market impact, portfolio expenses, corporate actions (such as mergers and spin-offs), timing variances and the investment adviser's allocation between growth and value styles. The return for each of the growth portion and the value portion of the portfolio is intended to correlate closely with the return of its corresponding S&P MidCap 400/Barra Index by selecting a portion of the stocks represented in the index using proprietary quantitative techniques developed by PPA. The sub-adviser also uses these techniques to make sell decisions. The Series is designed to have a portfolio with similar characteristics to those of its Indices, including such measures as dividend yield, price-to-earnings ratio, relative volatility, economic sector exposure, growth or value characterizations, return on equity and market price-to-book value ratio. Notwithstanding these strategies, there is no assurance that the Series' investment performance will equal or approximate that of the S&P MidCap 400 Index.

                          MID CAP MULTI-MANAGER SERIES

INVESTMENT OBJECTIVE

     The investment objective of the Mid Cap Multi-Manager Series is to achieve long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

     The Mid Cap Multi-Manager Series invests at least 80% of its assets in a diversified portfolio of the following U.S. equity (or related) securities:

         -- common stocks of U.S. corporations that have a market capitalization between the smallest and largest company in the S&P MidCap 400 Index ("mid cap company"), at the time of purchase;

         -- exchange traded funds ("ETFs") (registered investment companies whose shares are publicly traded on an exchange) which track a securities market index of mid cap companies, e.g. iShares, SPDRs, Vipers; and

         -- options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of mid cap companies.

     Although the Series maintains liquidity reserves (i.e. cash awaiting investment or held to meet redemption requests), the Series may expose these reserves to the performance of one or more equity markets, usually by use of stock index futures contracts and options on such futures contracts, as well as exchange traded and over-the-counter options, and equity index swaps to attempt to hedge actual or anticipated investment securities positions.

     As a temporary or defensive policy, the Series may invest up to 100% of its assets in high quality money market instruments and other short-term debt instruments. The result of this action may be that the Series will be unable to achieve its investment objective. The Series may also use other strategies and engage in other investment practices, which are more fully described in our Statement of Additional Information ("SAI").

     ADVISER ALLOCATION

     The Series employs a multi-manager approach, relying on several sub-advisers with differing investment philosophies to manage a portion of the Series' assets under the general supervision of RSMC. RSMC may allocate a portion of the Series' assets (up to 60%) to shares of ETFs whose underlying investments are consistent with the Series' investment objective. ETFs are registered investment companies and, as a shareholder in an investment company, the Series would bear its pro rata portion of the ETF's expenses, including advisory fees, in addition to its own expenses. The 1940 Act limits investments by registered investment companies in the securities of other investment companies, including iShares. However, the Fund may invest in iShares in excess of these limits in accordance with an SEC exemptive relief granted to iShares.

     RSMC will allocate the balance of the Series' assets among the sub-advisers. When making these allocation decisions, the investment adviser considers, among other things, its expectation for the performance of the U.S. economy and securities markets in light of projected growth trends in the U.S. economy, relative valuation levels and volatility in the equity market, the outlook and projected growth of various industrial sectors, and information relating to business cycles. This approach allows the investment adviser to allocate assets among sub-advisers that employ growth-oriented stock selection or value-oriented stock selection. Currently, the Series' sub-advisers are Bennett Lawrence Management, LLC ("BLM"), a growth-oriented sub-adviser, Eubel Brady and Suttman Asset Management, Inc. ("EBS"), a value-oriented sub-adviser, and Equity Investment Corporation ("EIC"), a value-oriented sub-adviser. Each sub-adviser uses its own investment approach and strategy to achieve the Series' investment objective.

     The Series' multi-manager arrangement is expected to reduce volatility by utilizing several investment approaches, a strategy used by many institutional investors. The multiple investment approach is designed to soften the impact of a single sub-adviser's performance in a market cycle during which that sub-adviser's investment approach is less successful. Because each sub-adviser has a different investment approach, the performance of one sub-adviser is expected to offset the impact of another sub-adviser's performance, regardless of the market cycle. The successful performance of a sub-adviser will be diminished by the less successful performance of the other sub-adviser. There can be no guarantee that the expected advantage of the multiple sub-adviser technique will be achieved.

     BENNETT LAWRENCE MANAGEMENT, LLC

     BLM employs a mid cap growth investment strategy of investing in competitively advantaged companies benefiting from major economic trends. The sub-adviser believes that growth opportunities can be found in companies within market sectors where strong demand trends and a rapid rate of growth are evident relative to other market sectors.

     In seeking competitively advantaged companies that participate in the fastest growing markets, BLM's investment management team thoroughly researches each company in which it invests. Its primary research includes discussions with the management of the company and its competitors, suppliers and customers. At any time, BLM may invest in 25-35 securities concentrated in those sectors which BLM believes to be the fastest growing economic sectors. By not having exposure to all sectors or industries within the economy, BLM expects its portfolio managed on behalf of the Series to be more volatile than broad market indexes. Ongoing discussions with company management and other industry sources as well as limits on individual position weightings are important factors in risk control.

     EUBEL BRADY AND SUTTMAN ASSET MANAGEMENT, INC.

     EBS follows an domestic value strategy to investing. In implementing its investment strategy, EBS attempts to identify great businesses, which are operated by excellent management teams. EBS' strategy is a fundamental approach that attempts to choose companies traditionally classified as "value" while not excluding growing companies if their price is attractive relative to other fundamental measures. The companies in which EBS invests will typically have a relatively low price-to-earnings, price-to-book, and price-to-cash flow ratios.

     EBS begins its stock selection process with a universe of more than 1,000 domestic companies, and initially screens these companies based on traditional measures of valuation such as price-to-earnings, price-to-book, and price-to-cash flow ratios. In the initial phases of its stock selection process, EBS also analyzes published annual and quarterly reports, 10K's, and other public information. More in-depth analysis follows EBS's initial screening with the use of data services, such as Compustat PC Plus. Based on this analysis, EBS identifies companies which it believes have good value and then classifies such companies as either a pricing anomaly or a core holding. Core holdings are higher quality businesses with long term growth prospects. At times, both core and anomaly holdings are held. Once an company has been identified for potential investment by EBS's research team, that company is presented to EBS's Investment Policy Committee which makes the final decision to purchase. EBS will generally sell a company it holds if it is determined that the company has become overvalued, market conditions have changed or company fundamentals have deteriorated.

     EQUITY INVESTMENT CORPORATION

     EIC's seeks to combine the strengths of growth and value disciplines, avoiding "value-oriented" companies that are no longer capable of increasing earnings, and the excessive valuations and momentum orientation often accompanying "growth" style investors. In general, EIC seeks to invest with growth as an objective, and price as a discipline.

     EIC will in invest in a mix of large, mid and small companies, with mid-cap companies predominating. Earnings growth is essential to EIC's investments, because a company's stock price ultimately follows its earnings. However, EIC also adheres to a valuation discipline in selecting investments. In determining a reasonable price to pay for a security today for future growth, EIC considers the following:

         -- Rate of Growth: EIC generally invests in companies with long-term growth rates of 9% to 20%. Companies growing less than this are unlikely to offer long-term appreciation above the market, while companies growing above 20% are unlikely to sustain such rates.

         -- Duration of Growth: EIC invests in companies where growth has been, and is expected to be, of long duration.

         -- Capital Intensity of Growth: EIC seeks to invest in companies that require relatively low amounts of capital to finance growth, believing that a company's value should be determined by the amount of cash owners can get out of the company, not how much they can invest into it. As a result, EIC's investments usually earn high returns on the capital invested in the business.

     Sell Discipline. While some companies warrant holding for extended periods, especially when tax consequences are considered, the number of such companies is far fewer than generally realized. Most companies are exposed to competition, as well as changes in tastes and technology. Franchises that seem impregnable usually prove vulnerable with time. Thus, for the vast majority of companies, a sell discipline is appropriate. EIC sells under the following conditions:

         --  The security reaches the targeted sell price

         -- The firm's financial strength (i.e., quality) rating falls below average

         -- The firm experiences a dramatic change in its business so that historical data is no longer valid for determining its value

         -- The company is unable to reestablish growth after 12 months of ownership

     Employing this sell discipline, EIC's expects that the average holding period of securities held will be approximately three years, and that approximately 70% of gains will be long-term.

     Diversification. Diversification limits the risk in any one security, allows the investor to participate in a broader range of market opportunities, and achieves a steadier flow of results. EIC's portfolios are designed to offer four levels of diversification:

         -- Style Diversification -- by holding companies with growth and value characteristics

         -- Size Diversification -- by holding a mix of large, mid-sized, and small companies. While this mix has varied depending on market conditions, a normal expectation is 0-25% large companies, 50-75% mid-sized companies, and 10-50% small companies

         -- Economic Sector Diversification -- EIC's holdings offer broad sector diversification, although the firm generally make few investments in utilities due to low growth rates

         -- Industry Diversification -- EIC invests across a wide array of industries, so that no single industry predominates the portfolio's returns

--------------------------------------------------------------------------------

ADDITIONAL RISK INFORMATION
--------------------------------------------------------------------------------

     The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risks is available in our SAI:

         -- ALLOCATION RISK: The Fund's investment performance depends, in part, upon how its assets are allocated and reallocated among two or more Underlying Series. A principal risk of investing in the Fund is that the investment adviser will make less than optimal or poor asset allocation decisions and/or that the investment adviser will make less than optimal decisions in selecting the Underlying Series in which the Fund invests. The investment adviser attempts to identify asset classes and sub-classes represented by the Underlying Series that will provide consistent performance for the Fund, but there is no guarantee that the investment adviser's allocation techniques will produce the desired results. It is possible that the investment adviser will focus on Underlying Series that perform poorly or underperform other available Series under various market conditions.

         -- UNDERLYING SERIES RISKS: Because the Fund invests all of its assets in Underlying Series, the risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Series. The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Series to achieve their objective. There can be no assurance that the investment objective of any Underlying Series will be achieved.

             The Fund's net asset value will fluctuate in response to changes in the net asset values of the Underlying Series in which it invests. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular Underlying Series will depend upon the extent to which the Fund's assets are allocated from time to time for investment in the Underlying Series, which will vary. To the extent that the Fund invests a significant portion of its assets in an Underlying Series, it will be particularly sensitive to the risks associated with that Underlying Series.

     The following principal risks are associated with investments in the Underlying Series and, indirectly, with your investment in the Fund. Each Underlying Series may be subject to additional principal risks other than those described below because the types of investments made by an Underlying Series can change over time. The summary is not intended to be exhaustive. For a more complete description of these risks and the securities and investment techniques used by the Underlying Series, please refer to our SAI.

         -- MID CAP RISK: Mid cap or medium size companies may be more vulnerable than larger companies to adverse business or economic developments. Mid cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies.

         -- GROWTH INVESTING RISK: The risk that an investment in a growth-oriented portfolio, which invests in growth-oriented companies, will be more volatile than the rest of the U.S. market as a whole.

         -- VALUE INVESTING RISK: The risk that the investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, do not appreciate in value as anticipated.

         -- DERIVATIVES RISK: Some of the Underlying Series' investments may be referred to as "derivatives" because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of the Underlying Series' total assets may be committed or exposed to derivative strategies.

         -- LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

         -- MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         -- OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

         -- VALUATION RISK: The risk that the Underlying Series has valued certain of its securities at a higher price than they can be sold.

         -- ALLOCATION RISK: The risk that the investment adviser will make less than optimal or poor asset allocation decisions to the sub-advisers in the Mid Cap Multi-Manager Series. To the extent that the investment adviser allocates more assets to one sub-adviser, the performance of that sub-adviser will have a greater effect on the Underlying Series performance.

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

     The Board of Trustees for the Fund supervises the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.

INVESTMENT ADVISER

     RSMC, the investment adviser for the Wilmington Mid Cap Strategic Allocation Fund, the Mid Cap Quantitative Series and the Mid Cap Multi-Manager Series, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. RSMC, subject to the supervision of the Board of Trustees, directs the investments of the Fund and its Underlying Series in accordance with their investment objectives, policies and limitations. For the Underlying Series, RSMC allocates the Series' assets among the sub-advisers and then oversees their investment activities. As of September 30, 2003, RSMC had $5.6 billion assets under management. The day-to-day management of the Fund is the responsibility of the Investment Strategy Team of RSMC and its affiliates. The Investment Strategy Team meets regularly to make investment decisions for the Fund.

     The Fund does not pay an advisory fee to RSMC for the advisory services provided by RSMC to the Fund. The Fund does, however, indirectly pay its proportionate share of the advisory fees paid to RSMC by the Underlying Series in which the Fund invests. Each of the Mid Cap Quantitative Series and the Mid Cap Multi-Manager Series pays RSMC a monthly advisory fee at the annual rate of 0.40% of each Underlying Series' average daily net assets. In addition, the Mid Cap Quantitative Series is directly responsible for paying PPA, the sub-adviser to the Series, a monthly sub-advisory fee at the annual rate of 0.25% of average daily net assets under its management. The Mid Cap Multi-Manager Series is directly responsible for paying each of BLM, EBS and EIC, sub-advisers to the Series, monthly sub-advisory fees at the annual rate of 0.55%, 0.50% and 0.50%, of average daily net assets under their respective management.

     Subject to its obligation to seek best execution, the investment adviser may direct the sub-advisers to place trades through designated brokers, which may include brokers affiliated with the investment adviser or a sub-adviser. Such directed brokerage transactions, placed with an affiliated broker-dealer, will be completed in accordance with the applicable regulatory requirements and the procedures adopted by the Board of Trustees.

PORTFOLIO MANAGER

     The day-to-day management of the Fund is the responsibility of Sebastiano Mancarella, who implements the Fund's investment allocations as determined by the Investment Strategy Team of RSMC and its affiliates. The Investment Strategy Team is a group of investment professionals who meet regularly to determine the recommended asset allocation based upon several factors, including current market and economic conditions. Mr. Mancarella, Assistant Vice President of RSMC, has been with RSMC and/or its affiliate since July 1997. From 1991 to 1997, he was a portfolio manager in the personal trust area of First Union National Bank.

SUB-ADVISER -- MID CAP QUANTITATIVE SERIES

PARAMETRIC PORTFOLIO ASSOCIATES, INC.

     PPA, the sub-adviser to the Mid Cap Quantitative Series, is a registered investment adviser located at 1151 Fairview Avenue North, Seattle, Washington 98109. Founded in 1987, PPA was a subsidiary of Pacific Financial Asset Investment Management Company until November 1994, when Pacific Financial merged with Thompson Advisors to form PIMCO Advisors L.P. In May 2000, PIMCO Advisors L.P. and Allianz A.G. entered into an agreement in which Allianz A.G. acquired 70% of PIMCO's outstanding units. In May 2001, PPA became independent through a management led buyout from PIMCO. PPA provides advisory services to mutual funds and other institutional accounts, including corporations, union and pension accounts, foundations, trusts, and individuals. As of September 30, 2003, PPA had assets under management of approximately $5.2 billion.

     On September 10, 2003, Eaton Vance Corp. acquired a controlling interest in the stock of PPA, which under the Investment Company Act of 1940, as amended, resulted in the termination of PPA's sub-advisory agreement with the Series. On August 14, 2003, the Board of Trustees approved an interim sub-advisory agreement among the Trust, RSMC and PPA, on behalf of the Series. It is anticipated that the Fund's shareholders will be asked to approve a new sub-advisory agreement among the Trust, RSMC and PPA. It is also anticipated that there will be no material differences among the former sub-advisory agreement, the interim sub-advisory agreement now in effect or the new sub-advisory agreement to be submitted to shareholders for approval. The portfolio managers currently providing services to the Series will continue to manage the Series.

     Thomas Seto is Vice President and Director of Portfolio Management of PPA. He is responsible for all portfolio management at PPA. Prior to joining PPA in 1998, Mr. Seto served as the Head of U.S. Equity Index Investments at Barclays Global Investors.

SUB-ADVISERS -- MID CAP MULTI-MANAGER SERIES

BENNETT LAWRENCE MANAGEMENT, LLC

     BLM, a sub-adviser to the Mid Cap Multi-Manager Series, is a registered investment adviser founded in 1995 and located at 757 Third Avenue, New York, New York 10017. BLM provides advisory services to mutual funds, separately managed accounts, domestic and offshore funds and other pooled investments vehicles. As of September 30, 2003, BLM had assets under management of approximately $994 million.

     BLM employs a mid cap growth investment strategy. In general, investments will be made in the shares of competitively advantaged, mid-sized companies that are benefiting from major demand trends. The sub-adviser believes that by limiting investments to strong companies in high growth industries, the earnings results of their portfolio holdings should be higher and more consistent than the overall U.S. equity market.

     The sub-adviser's investment strategy utilizes top-down macroeconomic analysis to identify powerful demand trends and bottom-up fundamental security research for company selection. The sub-adviser has an in-house team of analysts that conduct high-level primary research on their portfolio holdings. Several of these analysts are industry specialists and are deployed in the economic sectors that have traditionally represented the most significant growth opportunities. By adhering to their investment strategy, the sub-advisor will not have exposure to all sectors or industries within the economy, therefore, BLM expects the portfolio that is managed on behalf of the Series to be more volatile than broad market indexes. BLM's commitment to fundamental research and investment strategy of limiting investments to high growth businesses should mitigate much of the risk associated with their asset class.

     Mr. Van Schreiber is the Managing Member and Chief Portfolio Manager of BLM since 1995. Previously, Mr. Schreiber was a Managing Director and Senior Growth Portfolio Manager with Deutsche Morgan Grenfell/C.J. Lawrence Inc. ("CJL"). He joined CJL in 1965 as a research analyst, became the Department Head of Institutional Marketing in 1968, and a Partner of the firm in 1969. Since 1976, Mr. Schreiber served as an Executive Vice President of the CJL, and a member of the Board of Directors until its acquisition by Morgan Grenfell. Mr. Schreiber received his M.B.A. in Finance from New York University and his undergraduate degree from Williams College.

EUBEL BRADY AND SUTTMAN ASSET MANAGEMENT, INC.

     EBS, a sub-adviser to the Mid Cap Multi-Manager Series, is a registered investment adviser founded in 1993 and located at 7777 Washington Village Dr., Dayton, Ohio 45459. EBS provides advisory services to individual and institutional investors through separate accounts. As of September 30, 2003, EBS had assets under management of approximately $2.1 billion.

     Robert J. Suttman, II, CFA, is the President and a principal of EBS. He is also a Senior Institutional Portfolio Manager and a member of the Investment Policy Committee.

EQUITY INVESTMENT CORPORATION

     EIC, a sub-adviser to the Mid Cap Multi-Manager Series, is a registered investment adviser founded in 1986 and located at 3007 Piedmont Road, Atlanta, Georgia 30305. The firm has manages equity portfolios for institutions and individuals. As of September 30, 2003, EIC had assets under management of approximately $188 million.

     James F. Barksdale is President of EIC and is the portfolio manager for EIC's mid cap portfolios/accounts. Mr. Barksdale received a B.S. degree from the College of William and Mary and a Masters of Business Administration from the Wharton School of Finance, University of Pennsylvania. He began his career in the finance department of IC Industries where he was involved with investments, acquisitions, and planning. After overseas assignments, he returned to New York City to take a position at Merrill, Lynch, Pierce, Fenner & Smith in asset allocation. He then served as a portfolio manager for Management Asset Corporation, an institutional Graham-Dodd investment firm in Connecticut before returning to Atlanta in 1986 to form Equity Investment Corporation.

UNDERLYING SERIES EXPENSES

     The Fund will not pay any sales load, Rule 12b-1 distribution fee or shareholder service fee in connection with its investments in shares of the Underlying Series. However, the Fund will indirectly bear its pro rata share of the expenses incurred by the Underlying Series after any fee waivers and expense reimbursements. Examples of these expenses are set forth in the table below.

                                                   MID CAP         MID CAP
                                                 QUANTITATIVE   MULTI-MANAGER
                                                    SERIES         SERIES
                                                 ------------   -------------
Management fees                                      0.65%(1)       0.92%(2)
Other expenses(3)                                    0.31%          0.31%
TOTAL ANNUAL OPERATING EXPENSES                      0.96%          1.23%
Fees Waived and Expenses reimbursed(4)               0.00%          0.00%
NET ANNUAL OPERATING EXPENSES(4)                     0.96%          1.23%

(1) The management fee reflects an advisory fee of 0.40% of annual average net assets payable to RSMC and a sub-advisory fee of 0.25% of annual average net assets payable to PPA.
(2) The management fee reflects an advisory fee of 0.40% of annual average net assets payable to RSMC and sub-advisory fees of 0.55%, 0.50% and 0.50%, of annual average net assets payable to BLM, EBS and EIC, respectively.
(3) "Other Expenses" are based on estimated amounts for the current fiscal year.
(4) RSMC has contractually agreed to waive a portion of each Underlying Series' advisory fee or reimburse expenses to the extent that the combined total annual operating expenses of the Mid Cap Quantitative Series and Mid Cap Multi-Manager Series would otherwise exceed 1.15% flowing through to the Wilmington Mid Cap Strategic Allocation Fund. The ratio of the combination for this table is based on the expected allocation of the 30% for the Mid Cap Quantitative Series and 70% for the Mid Cap Multi-Manager Series. The amounts shown for waivers and/or reimbursements are based on a proportional allocation to each Underlying Series. RSMC, however, with the approval of the Board of Trustees, may use some other method for allocating the expense reduction to the Underlying Series so long as the Fund and RSMC are the only investors in the Underlying Series and the combined total annual operating expenses of the Underlying Series in proportion to their assets does not exceed 1.15%. This expense reduction agreement will remain in place until July 1, 2006 unless the Board of Trustees approves its earlier termination.

                 WILMINGTON SMALL CAP STRATEGIC ALLOCATION FUND

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

     The investment objective of the WILMINGTON SMALL CAP STRATEGIC ALLOCATION FUND is to achieve long-term capital appreciation. The Fund's investment objective may be changed by the Board of Trustees upon 60 days' written notice to shareholders. There is no guarantee that the Fund will achieve its investment objective.

--------------------------------------------------------------------------------

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

     The Fund seeks to achieve its investment objective by investing at least 80% of its assets in the Small Cap Quantitative Series and in the Small Cap Multi-Manager Series. The Fund normally invests all of its assets in shares of the Underlying Series and does not invest directly in stocks of other issuers.

     Rodney Square Management Corporation ("RSMC"), the Fund's investment adviser, selects the Underlying Series in which the Fund may invest. The investment adviser determines how the Fund allocates and reallocates its assets between the Underlying Series. The major equity asset classes held by the Underlying Series are those categorized by the size of issuer (small capitalization) and investment style or category (growth, value or enhanced index).

     The investment adviser does not allocate the Fund's assets according to a predetermined percentage or blend of the Underlying Series; instead, the investment adviser regularly determines the appropriate mix for the Fund by allocating among the Underlying Series. When making these decisions, the investment adviser considers various quantitative and qualitative data relating to the U.S. economy and securities markets. These data may include, but are not limited to projected growth trends in the U.S. economy, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels and volatility in the equity market, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing trends and the cost of capital, political trends, data relating to trade balances and labor information. The investment adviser may also consider proprietary research provided by the sub-advisers of the Underlying Series. The investment adviser has the flexibility to reallocate the Fund's assets in varying percentages among the Underlying Series based on the investment adviser's ongoing analyses of the equity markets, although these tactical shifts are not expected to be large or frequent in nature. This approach allows the investment adviser to allocate assets among Underlying Series that employ varying investment styles and techniques such as (i) style specific active management, which features growth-oriented or value-oriented stock selection; and (ii) enhanced indexing, which combines quantitative security selection and non stock market investment strategies to approximate the performance of a securities index.

     The frequency of portfolio transactions and each Underlying Series' turnover rate will vary from year to year depending on the market. Increased turnover rates incur the cost of additional brokerage commissions and may cause you to receive larger capital gain distributions. Under normal market conditions, the turnover rate is expected to be less than 100% for each of the Underlying Series.

--------------------------------------------------------------------------------

THE UNDERLYING SERIES
--------------------------------------------------------------------------------

                         SMALL CAP QUANTITATIVE SERIES

INVESTMENT OBJECTIVE

     The investment objective of the Small Cap Quantitative Series is to achieve long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

     The Small Cap Quantitative Series invests at least 80% of its assets in equity securities of small capitalization, U.S. based companies included in the S&P SmallCap 600 Index. The investment adviser determines what is the recommended allocation of the Series assets with respect to "growth" style securities (as represented by the S&P SmallCap 600/Barra Growth Index) and "value" style securities (as represented by the S&P SmallCap 600/Barra Value Index). The investment adviser intends to allocate at least 20% of the Series assets into each of the growth style and value style.

     When making these asset allocation determinations, the investment adviser considers, among other things, its expectation for the performance of the U.S. economy and securities markets in light of projected growth trends in the U.S. economy, relative valuation levels and volatility in the equity market, the outlook and projected growth of various industrial sectors, and information relating to business cycles. The investment adviser has the flexibility to reallocate the Series assets between a growth weighted portfolio or a value weighted portfolio based on the investment adviser's ongoing analyses of the equity markets, although these tactical shifts are not expected to normally be a large percentage of the Series assets nor occur more frequent than monthly. The investment adviser or sub-adviser may purchase one or more exchange traded funds (registered investment companies whose shares are publicly traded on an exchange) which track a securities market index of small cap companies, e.g. iShares or Vipers. ETFs are registered investment companies and, as a shareholder in an investment company, the Series would bear its pro rata portion of the ETF's expenses, including advisory fees, in addition to its own expenses. The 1940 Act limits investments by registered investment companies in the securities of other investment companies, including iShares. However, the Fund may invest in iShares in excess of these limits in accordance with an SEC exemptive relief granted to iShares.

     Based on the investment adviser's allocation, Parametric Portfolio Associates ("PPA"), the sub-adviser to the Series, uses a "quantitative" approach to build a portfolio in accordance with the investment adviser's allocation decisions. Unlike "active" managers, the sub-adviser does not try to substantially outperform the indices nor does the sub-adviser seek temporary or defensive positions when markets decline or appear overvalued. The Series may use derivative instruments, primarily for liquidity, risk management or hedging purposes. The sub-adviser does not routinely make judgments about the investment merit of a particular security or apply traditional economic, financial or market analysis.

     PPA invests in a representative sample of securities in the S&P SmallCap 600 Index weighted to reflect the investment adviser's style allocation. This essentially means building the portfolio with a growth portion based on the S&P SmallCap 600/Barra Growth Index and a value portion based on the S&P SmallCap 600/ Barra Value Index. PPA expects that each "portion of the portfolio" will have, in the aggregate, have investment characteristics (such as market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the corresponding S&P SmallCap 600/Barra Index. It is not expected that the Series will hold all of the securities that are included in the S&P SmallCap 600 Index or its component S&P SmallCap 600/Barra Indices, but it will usually hold 250 to 450 of those securities.

     The performance of the Series and its benchmark index, the S&P SmallCap 600 Index, will vary due to transaction costs, market impact, portfolio expenses, corporate actions (such as mergers and spin-offs), timing variances and the investment adviser's allocation between growth and value styles. The return for each of the growth portion and the value portion of the portfolio is intended to correlate closely with the return of its corresponding S&P SmallCap 600/Barra Index by selecting a portion of the stocks represented in the index using proprietary quantitative techniques developed by PPA. The sub-adviser also uses these techniques to make sell decisions. The Series is designed to have a portfolio with similar characteristics to those of its Indices, including such measures as dividend yield, price-to-earnings ratio, relative volatility, economic sector exposure, growth or value characterizations, return on equity and market price-to-book value ratio. Notwithstanding these strategies, there is no assurance that the Series' investment performance will equal or approximate that of the S&P SmallCap 600 Index.

                         SMALL CAP MULTI-MANAGER SERIES

INVESTMENT OBJECTIVE

     The investment objective of the Small Cap Multi-Manager Series is to achieve long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

     The Small Cap Multi-Manager Series invests at least 80% of its assets in a diversified portfolio of the following U.S. equity (or related) securities:

         -- common stocks of U.S. corporations that have a market capitalization less than the largest company in the S&P SmallCap 600 Index ("small cap company"), at the time of purchase

         -- exchange traded funds ("ETFs") (registered investment companies whose shares are publicly traded on an exchange) which track a securities market index of small cap companies, e.g. iShares and Vipers

         -- options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of small cap companies.

     Although the Series maintains liquidity reserves (i.e. cash awaiting investment or held to meet redemption requests), the Series may expose these reserves to the performance of one or more equity markets, usually by use of stock index futures contracts and options on such futures contracts, as well as exchange traded and over-the-counter options, and equity index swaps to attempt to hedge actual or anticipated investment securities positions.

     As a temporary or defensive policy, the Series may invest up to 100% of its assets in high quality money market instruments and other short-term debt instruments. The result of this action may be that the Series will be unable to achieve its investment objective. The Series may also use other strategies and engage in other investment practices, which are more fully described in our Statement of Additional Information ("SAI").

     ADVISER ALLOCATION

     The Series employs a multi-manager approach, relying on several sub-advisers with differing investment philosophies to manage a portion of the Series' assets under the general supervision of RSMC. RSMC may allocate a portion of the Series' assets (up to 60%) to shares of ETFs whose underlying investments are consistent with the Series' investment objective. ETFs are registered investment companies and, as a shareholder in an investment company, the Series would bear its pro rata portion of the ETF's expenses, including advisory fees, in addition to its own expenses. The 1940 Act limits investments by registered investment companies in the securities of other investment companies, including iShares. However, the Fund may invest in iShares in excess of these limits in accordance with an SEC exemptive relief granted to iShares.

     RSMC will allocate the balance of the Series' assets between the sub-advisers. When making these allocation decisions, the investment adviser considers, among other things, its expectation for the performance of the U.S. economy and securities markets in light of projected growth trends in the U.S. economy, relative valuation levels and volatility in the equity market, the outlook and projected growth of various industrial sectors, and information relating to business cycles. This approach allows the investment adviser to allocate assets among sub-advisers that employ growth-oriented stock selection or value-oriented stock selection. Currently, the Series' sub-advisers are Batterymarch Financial Management, Inc. ("BFM"), a growth-oriented sub-adviser, and Systematic Financial Management, L.P. ("SFM"), a value-oriented sub-adviser. Each sub-adviser uses its own investment approach and strategy to achieve the Series' investment objective.

     The Series' multi-manager arrangement is expected to reduce volatility by utilizing several investment approaches, a strategy used by many institutional investors. The multiple investment approach is designed to soften the impact of a single sub-adviser's performance in a market cycle during which that sub-adviser's investment approach is less successful. Because each sub-adviser has a different investment approach, the performance of one sub-adviser is expected to offset the impact of another sub-adviser's performance, regardless of the market cycle. The successful performance of a sub-adviser will be diminished by the less successful performance of the other sub-adviser. There can be no guarantee that the expected advantage of the multiple sub-adviser technique will be achieved.

     BATTERYMARCH FINANCIAL MANAGEMENT, INC.

     BFM employs a bottom-up quantitative approach to manage U.S. small cap growth equity assets. The goal of the process is to replicate the investment disciplines of the experienced fundamental investor, using quantitative methodologies to process fundamental data on a broad universe of companies, in an orderly and consistent manner. This approach enables BFM's portfolio managers to process data for a substantially larger universe than a fundamental investor can, in effect using our quantitative strategies as a proxy for a team of analysts. BFM believes this strategy combines strong stock selection with effective risk control and low-cost trading.

     Investment Decision-Making Process. BFM uses a bottom-up, quantitative approach to manage U.S. small cap growth equities. BFM's proprietary stock selection model uses fundamental factors to rank the relative attractiveness of the 3,000 securities in its liquid universe on a daily basis across six dimensions: (i) cash flow; (ii) earnings growth; (iii) expectations, (iv) value;
(v) technical signals; and (vi) corporate signals. The factors in each category include traditional fundamental measures, such as book value to price, earnings per share forward to price, and sales momentum, as well as proprietary measures we have identified in-house. All factors are tested across twenty economic sectors, and those factors that are most predictive of excess return in a particular sector are "turned on." The output from the stock-ranking process is a list of all the stocks in the sub-adviser's investable universe, ranked one to one-hundred against other stocks within their own sectors. The stock selection process runs daily.

     Portfolio Construction. After stock selection, BFM considers portfolio construction -- and the rigorous risk management associated with it -- the most important component of the overall process. To make sector allocation decisions, the sub-adviser uses a proprietary sector model that ranks the relative attractiveness of twenty sectors. Based on rankings generated by the sector model, the four most highly rated sectors are overweighted versus the benchmark, the bottom four sectors are underweighted and all other sectors are neutral weighted.

     A multifactor risk model, the second component of the portfolio construction process, optimizes the portfolio. The model considers a number of variables and constraints, including stock rankings, sector allocations, market capitalization weights and tracking error versus the benchmark. BFM's proprietary trading strategy is designed to minimize transaction costs; the sub-adviser performs a daily analysis of completed trades, trade efficiency and transaction costs. The portfolio managers review all trade decisions and have the discretion to modify a buy-sell decision if, in their judgment, a significant market event has occurred that is not yet reflected in the data used by our models. Except as noted, portfolio managers do not override the model. The portfolios are monitored through daily, weekly and monthly diagnostics and formal reviews by the Investment Review Committee, which includes all of the BFM's investment professionals.

     SYSTEMATIC FINANCIAL MANAGEMENT L.P.

     SFM's small cap value approach utilizes proprietary value-oriented methodologies to identify small capitalization companies that are trading at a discount to their intrinsic value and average market valuations. SFM believes that the true value of a company is the present value of its cash on hand and its expected future cash inflows. As a result, SFM's small cap value approach seeks to identify undervalued small capitalization companies by thoroughly analyzing the cash flow characteristics of potential investments.

     Companies chosen for the Series exhibit strong operating cash flow and free cash flow, trade at below market multiples of their operating cash flow and free cash flow, and have limited financial leverage with extremely strong debt coverage ratios. SFM defines free cash flow as the amount of cash available to a company for distribution to stockholders or investment in its business, after paying for all expenses and providing for expenditures required to support continuing growth. Quantitative screens are run on a weekly basis in order to identify companies that have the following characteristics: (i) market capitalization between $100 million and $2.0 billion; (ii) strong operating cash flow and free cash flow; (iii) low debt-to-capital; and (iv) price-to-cash flow ratio lower than the market (both operating and free cash flow).

     The screening process results in a focus list of approximately 100 companies. The small cap team then performs intense fundamental analysis on the focus list. The fundamental analysis entails interviewing and evaluating company management, reviewing accounting practices, examining historical financial statements, and attending analyst meetings. The research process results in forward financial projections for sales, earnings, expenses, operating cash flow, and free cash flow.

     From this analysis a portfolio of approximately fifty equally weighted stocks is assembled. As risk controls, SFM limits the portfolio to a maximum of 30% in any one sector and 5% in any individual stock. Positions are sold when companies become fairly valued due to price appreciation or when our price objective becomes unattainable due to a deterioration in the company's fundamentals. Additionally, SFM may sell a position if an alternative company looks more attractive on a relative valuation basis.

--------------------------------------------------------------------------------

ADDITIONAL RISK INFORMATION
--------------------------------------------------------------------------------

     The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risks is available in our SAI:

         -- ALLOCATION RISK: The Fund's investment performance depends, in part, upon how its assets are allocated and reallocated among two or more Underlying Series. A principal risk of investing in the Fund is that the investment adviser will make less than optimal or poor asset allocation decisions and/or that the investment adviser will make less than optimal decisions in selecting the Underlying Series in which the Fund invests. The investment adviser attempts to identify asset classes and sub-classes represented by the Underlying Series that will provide consistent performance for the Fund, but there is no guarantee that the investment adviser's allocation techniques will produce the desired results. It is possible that the investment adviser will focus on Underlying Series that perform poorly or underperform other available Series under various market conditions.

         -- UNDERLYING SERIES RISKS. Because the Fund invests all of its assets in Underlying Series, the risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Series. The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Series to achieve their objective. There can be no assurance that the investment objective of any Underlying Series will be achieved.

         The Fund's net asset value will fluctuate in response to changes in the net asset values of the Underlying Series in which it invests. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular Underlying Series will depend upon the extent to which the Fund's assets are allocated from time to time for investment in the Underlying Series, which will vary. To the extent that the Fund invests a significant portion of its assets in an Underlying Series, it will be particularly sensitive to the risks associated with that Underlying Series.

     The following principal risks are associated with investments in the Underlying Series and, indirectly, with your investment in the Fund. Each Underlying Series may be subject to additional principal risks other than those described below because the types of investments made by an Underlying Series can change over time. The summary is not intended to be exhaustive. For a more complete description of these risks and the securities and investment techniques used by the Underlying Series, please refer to our SAI.

         -- SMALL CAP RISK: Small cap or medium size companies may be more vulnerable than larger companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies.

         -- GROWTH INVESTING RISK: The risk that an investment in a growth-oriented portfolio, which invests in growth-oriented companies, will be more volatile than the rest of the U.S. market as a whole.

         -- VALUE INVESTING RISK: The risk that the investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, do not appreciate in value as anticipated.

         -- DERIVATIVES RISK: Some of the Underlying Series' investments may be referred to as "derivatives" because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of the Underlying Series' total assets may be committed or exposed to derivative strategies.

         -- LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

         -- MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         -- OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

         -- VALUATION RISK: The risk that the Underlying Series has valued certain of its securities at a higher price than they can be sold.

         -- ALLOCATION RISK: The risk that the investment adviser will make less than optimal or poor asset allocation decisions to the sub-advisers in the Small Cap Multi-Manager Series. To the extent that the investment adviser allocates more assets to one sub-adviser, the performance of that sub-adviser will have a greater affect on the Underlying Series performance.

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

     The Board of Trustees for the Fund supervises the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.

INVESTMENT ADVISER

     RSMC, the investment adviser for the Wilmington Small Cap Strategic Allocation Fund, the Small Cap Quantitative Series and the Small Cap Multi-Manager Series, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. RSMC, subject to the supervision of the Board of Trustees, directs the investments of the Fund and its Underlying Series in accordance with their investment objectives, policies and limitations. For the Underlying Series, RSMC allocates the Series' assets among the sub-advisers and then oversees their investment activities. As of September 30, 2003, RSMC had $5.6 billion assets under management. The day-to-day management of the Fund is the responsibility of the Investment Strategy Team of RSMC and its affiliates. The Investment Strategy Team meets regularly to make investment decisions for the Fund.

     The Fund does not pay an advisory fee to RSMC for the advisory services provided by RSMC to the Fund. The Fund does, however, indirectly pay its proportionate share of the advisory fees paid to RSMC by the Underlying Series in which the Fund invests. Each of the Small Cap Quantitative Series and the Small Cap Multi-Manager Series pays RSMC a monthly advisory fee at the annual rate of 0.40% of each Underlying Series' average daily net assets. In addition, the Small Cap Quantitative Series is directly responsible for paying PPA, the sub-adviser to the Series, a monthly sub-advisory fee at the annual rate of 0.25% of average daily net assets under its management. The Small Cap Multi-Manager Series is directly responsible for paying each of BFM and SFM sub-advisers to the Series, monthly sub-advisory fees at the annual rate of, 0.70% and, 0.80% of average daily net assets under their respective management.

     Subject to its obligation to seek best execution, the investment adviser may direct the sub-advisers to place trades through designated brokers, which may include brokers affiliated with the investment adviser or a sub-adviser. Such directed brokerage transactions, placed with an affiliated broker-dealer, will be completed in accordance with the applicable regulatory requirements and the procedures adopted by the Board of Trustees.

PORTFOLIO MANAGER

     The day-to-day management of the Fund is the responsibility of Sebastiano Mancarella, who implements the Fund's investment allocations as determined by the Investment Strategy Team of RSMC and its affiliates. The Investment Strategy Team is a group of investment professionals who meet regularly to determine the recommended asset allocation based upon several factors, including current market and economic conditions. Mr. Mancarella, Assistant Vice President of RSMC, has been with RSMC and/or its affiliate since July 1997. From 1991 to 1997, he was a portfolio manager in the personal trust area of First Union National Bank.

SUB-ADVISER -- SMALL CAP QUANTITATIVE SERIES

PARAMETRIC PORTFOLIO ASSOCIATES, INC.

     PPA, the sub-adviser to the Small Cap Quantitative Series, is a registered investment adviser located at 1151 Fairview Avenue North, Seattle, Washington 98109. Founded in 1987, PPA was a subsidiary of Pacific Financial Asset Investment Management Company until November 1994, when Pacific Financial merged with Thompson Advisors to form PIMCO Advisors L.P. In May 2000, PIMCO Advisors L.P. and Allianz A.G. entered into an agreement in which Allianz A.G. acquired 70% of PIMCO's outstanding units. In May 2001, PPA became independent through a management led buyout from PIMCO. PPA provides advisory services to mutual funds and other institutional accounts, including corporations, union and pension accounts, foundations, trusts, and individuals. As of September 30, 2003, PPA had assets under management of approximately $5.2 billion.

     On September 10, 2003, Eaton Vance Corp. acquired a controlling interest in the stock of PPA, which under the Investment Company Act of 1940, as amended, resulted in the termination of PPA's sub-advisory agreement with the Series. On August 14, 2003, the Board of Trustees approved an interim sub-advisory agreement among the Trust, RSMC and PPA, on behalf of the Series. It is anticipated that the Fund's shareholders will be asked to approve a new sub-advisory agreement among the Trust, RSMC and PPA. It is also anticipated that there will be no material differences among the former sub-advisory agreement, the interim sub-advisory agreement now in effect or the new sub-advisory agreement to be submitted to shareholders for approval. The portfolio managers currently providing services to the Series will continue to manage the Series.

     Thomas Seto is Vice President and Director of Portfolio Management of PPA. He is responsible for all portfolio management at PPA. Prior to joining PPA in 1998, Mr. Seto served as the Head of U.S. Equity Index Investments at Barclays Global Investors.

SUB-ADVISERS -- SMALL CAP MULTI-MANAGER SERIES

BATTERYMARCH FINANCIAL MANAGEMENT, INC.

     BFM, a sub-adviser to the Small Cap Multi-Manager Series, is a registered investment adviser founded in 1969 and located at 200 Clarendon Street, Boston, Massachusetts, 02116. BFM provides asset management services to individuals, mutual funds, pension plans, trusts and corporations. As of September 30, 2003, BFM had assets under management of approximately $9.3 billion.

     William L. Elcock is Chief Executive Officer and Senior Portfolio Manager of BFM. He manages the firm's business operations, with overall responsibility for all major investment management decisions. He joined Batterymarch in 1984, serving as an assistant portfolio manager and then a research analyst before becoming a portfolio manager. In 2001, Mr. Elcock assumed additional senior management responsibilities as Deputy Chief Executive Officer. He was named Chief Executive Officer in 2002.

SYSTEMATIC FINANCIAL MANAGEMENT, L.P.

     SFM, a sub-adviser to the Small Cap Multi-Manager Series, is a registered investment adviser founded in 1982 and located at 300 Frank W. Burr Boulevard, 7th Floor, Glenpointe East, Teaneck, New Jersey, 07666. SFM is jointly owned by Affiliated Managers Group, a holding company, and employees of the firm. SFM provides asset management services to corporations, foundations, endowments, high net worth individuals and insurance companies. As of September 30, 2003, SFM had assets under management of approximately $5.7 billion.

     Ken Burgess, CFA is a Partner of SFM and serves as lead portfolio manager. He began his investment career with SFM in 1993.

UNDERLYING SERIES EXPENSES

     The Fund will not pay any sales load, Rule 12b-1 distribution fee or shareholder service fee in connection with its investments in shares of the Underlying Series. However, the Fund will indirectly bear its pro rata share of the expenses incurred by the Underlying Series after any fee waivers and expense reimbursements. Examples of these expenses are set forth in the table below.

                                          SMALL CAP       SMALL CAP
                                         QUANTITATIVE   MULTI-MANAGER
                                            SERIES         SERIES
                                         ------------   -------------
Management fees                              0.65%(1)        1.15%(2)
Other expenses(3)                            0.31%           0.31%
TOTAL ANNUAL OPERATING EXPENSES              0.96%           1.46%
Fees Waived and Expenses Reimbursed(4)      (0.08)%         (0.09)%
NET ANNUAL OPERATING EXPENSES(4)             0.88%           1.37%

(1) The management fee reflects an advisory fee of 0.40% of annual average net assets payable to RSMC and a sub-advisory fee of 0.25% of annual average net assets payable to PPA.
(2) The management fee reflects an advisory fee of 0.40% of annual average net assets payable to RSMC and sub-advisory fees of 0.70% and 0.80%, of annual average net assets payable to BFM and SFM, respectively.
(3) "Other Expenses" are based on estimated amounts for the current fiscal year.
(4) RSMC has contractually agreed to waive a portion of each Underlying Series' advisory fee or reimburse expenses to the extent that the combined total annual operating expenses of the Small Cap Quantitative Series and Small Cap Multi-Manager Series would otherwise exceed 1.25% flowing through to the Wilmington Small Cap Strategic Allocation Fund. The ratio of the combination for this table is based on the expected allocation of the 25% for the Small Cap Quantitative Series and 75% for the Small Cap Multi-Manager Series. The amounts shown for waivers and/or reimbursements are based on a proportional allocation to each Underlying Series. RSMC, however, with the approval of the Board of Trustees, may use some other method for allocating the expense reduction to the Underlying Series so long as the Fund and RSMC are the only investors in the Underlying Series and the combined total annual operating expenses of the Underlying Series in proportion to their assets does not exceed 1.25%. This expense reduction agreement will remain in place until July 1, 2006 unless the Board of Trustees approves its earlier termination.

                WILMINGTON INTERNATIONAL MULTI-MANAGER PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

     The WILMINGTON INTERNATIONAL MULTI-MANAGER PORTFOLIO (the "Fund") seeks superior long-term capital appreciation. For purposes of this investment objective, "superior" long-term growth of capital means to exceed the long-term growth of capital from an investment in the securities comprising the Fund's comparative index, MSCI EAFE Index. The MSCI EAFE Index is an unmanaged index comprised of the stock of approximately 1,000 companies, screened for liquidity, cross ownership and industry representation and listed on major stock exchanges in Europe, Australasia and the Far East.

     The investment objective for the Fund may not be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.
--------------------------------------------------------------------------------

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

     The WILMINGTON INTERNATIONAL MULTI-MANAGER PORTFOLIO (the "Fund") invests its assets in the International Multi-Manger Series (the "Series"). The Series is a diversified portfolio of equity securities (including convertible securities) of foreign issuers. Foreign issuers are those issuers which (1) are organized under the laws of a country other than the United States or (2) derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed in a country other than the United States or (3) has at least 50% of its assets situated in a country other than the United States. Under normal market conditions, the Series invests at least 85% of its total assets in the following equity (or related) securities:

         --  common stocks of foreign issuers;

         -- preferred stocks and/or debt securities that are convertible securities of foreign issuers;

         -- receipts or American Depositary Receipts (ADRs), which are typically issued by a U.S. bank or trust company as evidence of ownership of underlying securities of a foreign issuer; and

         -- open-end or closed-end investment companies that primarily invest in the equity securities of issuers in a single country or geographic region directly, including exchange-traded funds ("ETFs") (registered investment companies whose shares are publicly traded on an exchange).

     Although the Series maintains liquidity reserves (i.e. cash awaiting investment or held to meet redemption requests), the Series may expose these reserves to the performance of one or more equity markets, usually by use of stock index futures contracts and options on such futures contracts, as well as exchange traded and over-the-counter options, equity index swaps and forward currency contracts to attempt to hedge actual or anticipated investment securities positions. As part of its overall strategy, the Series may purchase or sell foreign exchange and depository receipts. In addition, the Series may capture arbitrage and take advantage of price anomalies by entering into transactions such as short sells and acquiring securities through initial public offerings. Arbitrage is the practice of profiting from differences in the price of a security when the same security is traded on two or more markets.

     As a temporary or defensive policy, the Series may invest up to 100% of its assets in high quality money market instruments and other short-term debt instruments. The result of this action may be that the Series will be unable to achieve its investment objective. The Series may also use other strategies and engage in other investment practices, which are more fully described in our SAI.

     The frequency of portfolio transactions and the Series' turnover rate will vary from year to year depending on the market. Increased turnover rates incur the cost of additional brokerage commissions and may cause you to receive a larger capital gain distribution. Under normal market conditions, the Series' turnover rate is expected to be less than 100%.

     ADVISER ALLOCATION

     The Series employs a multi-manager approach, relying on several sub-advisers with differing investment philosophies to manage a portion of the Series' assets under the general supervision of RSMC. RSMC may allocate a portion of the Series' assets (up to 60%) to shares of ETFs whose underlying investments are consistent with the Series' investment objective. ETFs are registered investment companies and, as a shareholder in an investment company, the Series would bear its pro rata portion of the ETF's expenses, including advisory fees, in addition to its own expenses. The 1940 Act limits investments by registered investment companies in the securities of other investment companies, including iShares. However, the Fund may invest in iShares in excess of these limits in accordance with an SEC exemptive relief granted to iShares.

     RSMC will allocate the balance of the Series' assets between the sub-advisers. When making these allocation decisions, the investment adviser considers, among other things, its expectation for economic and market performance in light of projected growth trends in the U.S. and foreign economies, relative valuation levels and volatility in the equity markets, the outlook and projected growth of various industrial sectors, and information relating to business cycles. This approach allows RSMC to allocate assets among sub-advisers that employ different investment approaches. Currently, the Series' sub-advisers are Goldman Sachs Asset Management, L.P. ("GSAM") and Julius Baer Investment Management Inc. ("JBIMI"). Each sub-adviser uses its own investment approach and strategy to pursue the Series' investment objective.

     The Series' multi-manager arrangement is expected to reduce volatility by utilizing several investment approaches, a strategy used by many institutional investors. This multiple investment approach is designed to soften the impact of a single sub-adviser's performance in a market cycle during which that sub-adviser's investment approach is less successful. Because each sub-adviser has a different investment approach, the performance of one sub-adviser is expected to offset the impact of another sub-adviser's performance, regardless of the market cycle. The successful performance of a sub-adviser will be diminished by the less successful performance of the other sub-adviser. There can be no guarantee that the expected advantage of the multi-manager arrangement will be achieved.

     GOLDMAN SACHS ASSET MANAGEMENT, L.P.

     GSAM's Structured International strategy seeks to achieve consistent relative outperformance. The team seeks to create portfolios with style, sector, risk and capitalization characteristics similar to the Fund's benchmark but positioned to outperform through superior underlying stock selection. Under normal circumstances, GSAM expects to invest in approximately 250-400 securities on behalf of the Series.

     JULIUS BAER INVESTMENT MANAGEMENT INC.

     JBIMI employs a "core" approach to the management of international equities. As such, its strategy invests in both "growth" and "value" companies. The flexibility to tilt JBIMI's allocation of the Series toward either growth or value sectors based upon an assessment of where real value resides in the market provides JBIMI with one means of potentially generating out-performance. JBIMI believes in well diversified, international equity portfolios, typically investing in between 120-200 individual companies.

     JBIMI utilizes different investment tactics for different markets. Within the developed market sector and individual company factors (bottom-up factors) dominate. In the emerging markets, macro-economic and political factors (top-down factors) dominate. Finally, in Japan, JBIMI employs a "hybrid" approach employing both top-down and bottom-up approaches. JBIMI will invest in large, mid and smaller companies, but prefers the larger, more liquid issues unless the smaller firms offer a significant advantage in expected future return.
--------------------------------------------------------------------------------

ADDITIONAL RISK INFORMATION
--------------------------------------------------------------------------------

     The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risks is available in our SAI:

         -- ALLOCATION RISK: The risk that the investment adviser will make less than optimal or poor asset allocation decisions to the sub-advisers in the Series. To the extent that the investment adviser allocates more assets to one sub-adviser, the performance of that sub-adviser will have a greater effect on the Series' performance.

         -- CURRENCY RISK: The risk related to investments denominated in foreign currencies. Foreign securities are usually denominated in foreign currency therefore changes in foreign currency exchange rates can affect the net asset value of the Fund.

         -- DERIVATIVES RISK: Some of the Series' investments may be referred to as "derivatives" because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of the Series' total assets may be committed or exposed to derivative strategies.

         -- FOREIGN SECURITY RISK: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country not normally associated with investing in the U.S. markets.

         -- IPO RISK: The Series may acquire common and preferred stock of issuers in an initial public offering ("IPO"). Securities issued through an IPO can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. The Series may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a small component of the Series' portfolio as the Series' assets increase (and thus have a more limited effect on performance).

         -- LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

         -- MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         -- MASTER/FEEDER RISK: While the master/feeder structure is designed to reduce costs, it may not do so, and the Funds might encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares in a master fund could have adverse effects on the Fund such as requiring the liquidation of a substantial portion of the master fund's holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than the Fund's interest, and, therefore, could have effective voting control over the operation of the master fund.

         -- MULTI-MANAGER RISK: The investment styles employed by the sub-advisers may not be complementary. The interplay of the various strategies employed by the sub-advisers may result in the Fund indirectly holding a concentration in certain types of securities, industries or sectors. This concentration may be detrimental to the Fund's performance depending upon the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from the Fund's realization of capital gains.

         -- OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

         -- VALUATION RISK: The risk that the Series has valued certain of its securities at a higher price than it can sell them.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Institutional Share of the Fund. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and other distributions). Financial highlights have been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Institutional Shares' Annual Report, which is available free of charge upon request.

                                                                                                   For the Period
                                                                                For the Period    June 29, 1998(1)
                                        For the Fiscal Years Ended June 30,     January 1, 1999       through
                                       --------------------------------------       through         December 31,
INTERNATIONAL MULTI-MANAGER             2003      2002      2001       2000+    June 30, 1999+         1998+
PORTFOLIO -- INSTITUTIONAL SHARES      -------   -------   -------    -------   ---------------   ----------------
NET ASSET VALUE -- BEGINNING OF
  PERIOD.............................  $  6.29   $  7.43   $ 12.48    $ 10.03       $  9.82           $ 10.00
                                       -------   -------   -------    -------       -------           -------
INVESTMENT OPERATIONS:
  Net investment income(2)...........     0.07      0.01      0.05       0.08          0.06              0.02
  Net realized and unrealized gain
    (loss) on investments and foreign
    currency.........................    (0.61)    (1.07)    (3.19)      3.09          0.26             (0.09)
                                       -------   -------   -------    -------       -------           -------
  Total from investment operations...    (0.54)    (1.06)    (3.14)      3.17          0.32             (0.07)
                                       -------   -------   -------    -------       -------           -------
DISTRIBUTIONS:
  From net investment income.........       --     (0.02)    (0.06)     (0.06)           --                --
  From net realized gain.............       --     (0.06)    (1.85)     (0.66)        (0.11)            (0.11)
                                       -------   -------   -------    -------       -------           -------
  Total distributions................       --     (0.08)    (1.91)     (0.72)        (0.11)            (0.11)
                                       -------   -------   -------    -------       -------           -------
NET ASSET VALUE -- END OF PERIOD.....  $  5.75   $  6.29   $  7.43    $ 12.48       $ 10.03           $  9.82
                                       =======   =======   =======    =======       =======           =======
TOTAL RETURN.........................    (8.59)%  (14.30)%  (27.55)%   31.52%         3.29%**           (0.70)%**
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:(3)
  Expenses:
    Including expense limitations....    1.36%     1.37%     1.07%      1.00%         1.00%*            1.00%*
    Excluding expense limitations....    1.38%     1.39%     1.29%      1.21%         1.19%*            1.10%*
  Net investment income..............    1.28%     0.21%     0.55%      0.66%         1.86%*            0.46%*
Portfolio turnover rate..............     148%       91%       86%        78%           33%**             28%**
Net assets at end of period (000
  omitted)...........................  $95,420   $61,660   $76,511    $84,078       $69,401           $73,784

*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I -- International Multi-Manager Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.
+ Effective November 1, 1999, the Rodney Square International Equity Portfolio ("Rodney Square Portfolio") was merged into the Wilmington International Multi-Manager Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

     The Board of Trustees for the Fund supervises the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.

INVESTMENT ADVISER

     Rodney Square Management Corporation ("RSMC"), the investment adviser for the Series, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. RSMC, subject to the supervision of the Board of Trustees, directs the investments of these Series in accordance with their respective investment objectives, policies and limitations. For the Series, RSMC allocates the Series' assets among sub-advisers and then oversees their investment activities. In the past, RSMC has provided asset management services to individuals, personal trusts, municipalities, corporations and other organizations. As of September 30 2003, RSMC had $5.6 billion in assets under management.

     The Series pays RSMC a monthly advisory fee at the annual rate of 0.15% of the Series' average daily net assets. In addition, the Series is directly responsible for paying JBIMI a monthly sub-advisory fee at the annual rate of 0.50% of the Series' average daily net assets under JBIMI's management. The Series also pays GSAM a monthly sub-advisory fee at the annual rate of 0.50% of the Series' average daily net assets under GSAM's management. Regardless of the amount paid to a specific sub-adviser, the Series will bear, in the aggregate, a maximum rate of 0.65% in management fees.

     For the twelve months ended June 30, 2003, the Series paid advisory fees of 0.65% as a percentage of the Series' average daily net assets.

PORTFOLIO MANAGERS

     ROBERT J. CHRISTIAN, Director and President of RSMC, is responsible for the management process of the Series. Mr. Christian has been a Director of RSMC since February 1996. He also serves as Chief Investment Officer of Wilmington Trust Company since February 1996. From 1994 to 1996, he was Chairman and Director of PNC Equity Advisors Company, and President and Chief Investment Officer of PNC Asset Management Group, Inc. He was also the Chief Investment Officer of PNC Bank, N.A. from 1992 to 1996 and a Director of Provident Capital Management from 1993 to 1996.

     SEBASTIANO MANCARELLA, Assistant Vice President of RSMC, is primarily responsible for monitoring the day-to-day investment activities of the sub-advisers to the Series. He has been with RSMC and/or its affiliate since July 1997. From 1991 to 1997 he was a portfolio manager in the personal trust area of First Union National Bank.

SUB-ADVISER -- INTERNATIONAL MULTI-MANAGER SERIES

GOLDMAN SACHS ASSET MANAGEMENT, L.P.

     GSAM, a subsidiary of The Goldman Sachs Group, Inc, a Delaware limited partnership, is located at 32 Old Slip, New York, New York 10005. The firm is a global investment banking and securities firm that provides a wide range of financial services worldwide to a substantial and diversified client base. As of June 30, 2003 GSAM had assets under management of approximately $314.6 billion.

     GSAM's Quantitative Equity Team is led by Robert Jones. Mr. Jones' team is divided into four areas: research, portfolio management, product management and information technology. There are eight dedicated portfolio managers working with Mr. Jones; in managing various portfolios, the Quantitative Equity Team employs several different investment strategies, one of which is the Structured International strategy, overseen by Mr. Ioffe.

     ROBERT JONES, CFA, is a Managing Director of GSAM's Quantitative Equity Group in New York and Senior Portfolio Manager. Mr. Jones joined GSAM as a portfolio manager in 1989. He received a B.A. from Brown University in 1978 and a M.B.A. from the University of Michigan in 1980.

     LEN IOFFE, is a Vice President and Senior Portfolio Manager. Mr. Ioffe joined GSAM in 1995 and became a portfolio manager in 1996. He received an M.S. in Computer Science from St. Petersburg Polytechnical University in Russia and a M.B.A. from the New York University's Stern School of Business.

JULIUS BAER INVESTMENT MANAGEMENT INC.

     JBIMI, located at 330 Madison Avenue, New York, NY 10017, is a registered investment adviser and a wholly-owned subsidiary of Julius Baer Securities Inc. ("JBS"). JBS, located at the same address, is a wholly owned subsidiary of Julius Baer Holding Ltd. of Zurich, Switzerland. As of September 30, 2003, JBIMI had assets under management of approximately $10 billion. Richard C. Pell and Rudolph Riad Younes are members of JBIMI's portfolio management team that are responsible for the management of the International Multi-Manager Series.

     RUDOLPH RIAD YOUNES, CFA is a Senior Vice President and the Head of International Equities of JBIMI. Mr. Younes joined the Julius Baer Group in 1993 and specializes in international equity and emerging market investments. Mr. Younes is also responsible for managing the international equity component of all balanced investment strategies of JBIMI. Prior to joining the Julius Baer Group, Mr. Younes was an Associate Director at Swiss Bank Corp. Mr. Younes is a Chartered Financial Analyst and received an M.B.A. in Management from Yale University and an M.S. in Electrical Engineering from Columbia University. Mr. Younes is fluent in Arabic, English, French and has a working knowledge of German.

     RICHARD C. PELL is a Senior Vice President and the Chief Investment Officer of JBIMI. Mr. Pell joined the Julius Baer Group as Chief Investment Officer in 1995. His investment team is responsible for global and international equity, as well as global balanced management. Prior to joining the Julius Baer Group, Mr. Pell worked for Bankers Trust Company from 1990-1995. While he was with Bankers Trust Company, Mr. Pell focused on global fixed income and global balanced portfolio management. From 1988 to 1990, Mr. Pell was with Mitchell Hutchins Institutional Investors and was the head of its corporate bonds and mortgage backed securities. From 1983 to 1988, Mr. Pell was with Bank of Tokyo Trust Company and was responsible for its US balanced and fixed income management. Mr. Pell holds a B.A. in History from the University of California, Berkeley, and an M.B.A. in Finance from New York University.

                        WILMINGTON REAL ESTATE PORTFOLIO

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

     The investment objective of WILMINGTON REAL ESTATE PORTFOLIO (the "Fund") is to achieve long-term growth of capital and high current income. There is no guarantee that the Fund will achieve its investment objective.

--------------------------------------------------------------------------------

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

     The Fund seeks to meet its investment objective by investing all or substantially all of its assets in the Real Estate Series (the "Series"). Under normal market conditions, the Series will invest at least 80% of its net assets in securities of domestic and foreign companies that are primarily engaged in the real estate industry (real estate companies). The Series considers a company to be a real estate company if it has (i) at least 50% of its assets, gross income or net profits is derived from development, ownership, leasing, financing, construction, management or sale of real estate or (ii) products and services that are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages. The Series will invest in real estate companies, such as equity real estate investment trusts (REITs) that own property and mortgage REITs which make construction and development loans or invest in mortgage pools, or companies whose products and services relate to the real estate industry.

     The Series may invest its assets in equity, debt or convertible securities of companies whose products and services are related to the real estate industry or in securities whose products and services are related to the real estate industry or in securities of companies unrelated to the real estate industry that a sub-adviser believes are undervalued or have potential for growth of capital. The Series will limit its investment in debt securities to those that are investment-grade or deemed by the sub-adviser to be of comparable quality. The Series may invest up to 25% of its total assets in foreign securities.

     Any percentage limitations with respect to assets of the Series or the capitalization requirement of companies in which the Series invests are applied at the time of purchase.

     The Series employs a multi-manager approach. As the Series' investment adviser, Rodney Square Management Corporation ("RSMC"), in its discretion, allocates the Series assets to different sub-advisers to manage a portion of the Series assets. Currently, the Series' sub-advisers are AEW Management and Advisors, L.P. and Real Estate Management Services LLC. Each sub-adviser uses its own investment approach and strategy to achieve the Series investment objective.

     In anticipation of or in response to adverse market conditions, for cash management purposes, or for temporary defensive positions, the Series may temporarily hold all or a portion of its assets in cash, money market instruments, or bonds or other debt securities. As a result, the Series may not achieve its investment objective. The Series also may use other strategies and engage in other investment practices, which are more fully described in our SAI.

     The frequency of portfolio transactions and the Series' turnover rate will vary from year to year depending on the market. Increased turnover rates incur the cost of additional brokerage commissions and may cause you to receive a larger capital gain distribution. Under normal market conditions, the Series turnover rate is expected to be less than 100%.

ADVISER ALLOCATION

     The Series employs a multi-manager approach, relying on several sub-advisers with differing investment philosophies to manage a portion of the Series' assets under the general supervision of RSMC. RSMC may allocate the balance of the Series' assets (up to 60%) to shares of ETFs whose underlying investments are consistent with the Series' investment objective. ETFs are registered investment companies and, as a shareholder in an investment company, the Series would bear its pro rata portion of the ETF's expenses, including advisory fees, in addition to its own expenses. The 1940 Act limits investments by registered investment companies in the securities of other investment companies, including iShares. However, the Fund may invest in iShares in excess of these limits in accordance with an SEC exemptive relief granted to iShares.

     RSMC may allocate a portion of the Series' assets between the sub-advisers. When making these allocation decisions, the investment adviser considers, among other things, its expectation for the performance of the U.S. economy, securities and real estate markets in light of projected growth trends in the U.S. economy, relative valuation levels and volatility in the equity and real estate markets, the outlook and projected growth of the real estate and various other sectors, and information relating to business cycles. Currently, the Series' sub-advisers are AEW Management and Advisors,, L.P. ("AEW") and Real Estate Management Services, LLC ("REMS"). Each sub-adviser uses its own investment approach and strategy to pursue the Series' investment objective.

     The Series' multi-manager arrangement is expected to reduce volatility by utilizing several investment approaches, a strategy used by many institutional investors. This multiple investment approach is designed to soften the impact of a single sub-adviser's performance in a market cycle during which that sub-adviser's investment approach is less successful. Because each sub-adviser has a different investment approach, the performance of one sub-adviser is expected to offset the impact of another sub-adviser's performance, regardless of the market cycle. The successful performance of a sub-adviser will be diminished by the less successful performance of the other sub-adviser. There can be no guarantee that the expected advantage of the multi-manager arrangement will be achieved.

     AEW MANAGEMENT AND ADVISORS, L.P.

     AEW employs a value-oriented investment strategy designed to identify securities that are priced below what it believes is their intrinsic value. AEW believes that ultimately the performance of real estate companies' securities is dependent upon the performance of the underlying real estate assets and company management as well as the overall influence of capital markets. Consequently, when selecting securities for the Series, AEW draws upon the combined expertise of its real estate, research and securities professionals.

     When selecting investments for the Series, AEW generally considers the following factors that it believes to be helpful in identifying those real estate companies whose securities represent the greatest value and price appreciation potential:

         -- VALUATION: AEW has developed a proprietary model to assess the relative value of each security in the real estate investment universe. This model is designed to estimate what a real estate company's anticipated cash flows are worth to a security investor (a capital markets value) and to a direct real estate investor (a real estate value). The model helps AEW identify securities that it believes trade at discounts to either or both of these model values relative to similar securities. AEW will generally sell a security once it is considered overvalued or when AEW believes that there is greater relative value in other securities in the real estate investment universe.

         -- PRICE: AEW examines the historic pricing of each real estate company in the universe of potential investments. Those securities that have underperformed in price, either in absolute terms or relative to the investment universe, are generally given greater weight than those that have overperformed.

         -- INCOME: AEW further evaluates real estate companies by analyzing their dividend yields as well as other factors that influence the sustainability and growth of dividends. These factors include cash flow, leverage and payout ratios.

         -- CATALYSTS: When evaluating a security, AEW also seeks to identify potential catalysts that, in its opinion, could cause the marketplace to re-value the security in the near term. These catalysts can be macroeconomic, market driven or company specific in nature.

     In order to control risk, AEW will endeavor to maintain a portfolio that is broadly diversified within the U.S. real estate industry, with exposure to securities representing major property types and geographic areas. However, AEW's stock selection disciplines and fundamental real estate market and property type analyses may lead AEW to overweight or underweight particular property types and/or geographic regions from time to time.

     REAL ESTATE MANAGEMENT SERVICES GROUP LLC

     REMS utilizes a value, yield-advantage style to identify securities whose underlying real estate is perceived to sell at a discount to its public market pricing. This style is designed to construct a portfolio of undervalued securities that aims to produce superior total returns versus the benchmark for REMS' clients over time. Investments generally are in smaller-capitalization issues with a portfolio composition that is distinct from the REIT indices. REMS' managers rely heavily on fundamental research combined with extensive direct real estate experience.

     REMS applies a proprietary REIT Multi Factor Model to screen from the universe of REIT stocks to arrive at a selection list containing value attributes deemed capable of delivering superior returns. The firm's managers also continuously review its direct real estate model, which suggests valuations based on cash flow yield, and capital structure, to identify candidates for investment.

     The investment team meets weekly, and each member is responsible for thorough fundamental analysis of existing portfolio holdings and ideas for new investment. When new candidates are identified, REMS undertakes research that includes management interview, property visits, and conversations with analysts and contacts who know the company. The firm utilizes its direct real estate experience to make qualitative evaluations of public real estate companies. Sell decisions are based on a methodology that seeks to identify over-valuation of a security versus its real estate value and future prospects.

     REMS' management is aware of the distribution of portfolio investment by both property type and geographic region. The investment selection process is bottom-up, however, and is driven by attractive investment opportunities and not specific allocation targets versus an index.

--------------------------------------------------------------------------------

ADDITIONAL RISK INFORMATION
--------------------------------------------------------------------------------

     The Fund is not a complete investment program. It is designed to provide exposure to securities of real estate companies and is typically used in connection with a variety of other investments in order to achieve an appropriate asset allocation.

     The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risks is available in our Statement of Additional Information.

         -- RISKS OF SECURITIES LINKED TO REAL ESTATE INDUSTRY: The Series concentrates its investments in the real estate industry. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. The price of a real estate company's shares may drop because of the failure of the real estate company borrowers to pay their loans and poor management. Many real estate companies, including REITs, use leverage, which increases investment risk and could adversely affect a real estate company's operations and market value in periods of rising interest rates. Financial covenants related to a real estate company's leveraging may affect its ability to operate effectively. Risks may also arise where real estate companies fail to carry adequate insurance, or where a real estate company may become liable for removal or other costs related to environmental contamination. In addition, an economic downturn could have a material adverse effect on the real estate markets and on the real estate companies in which the Series invests.

         -- RISKS OF SMALL TO MID CAP COMPANIES. Real estate companies tend to be small to medium sized companies. Real estate company shares, like other smaller company shares, can be more volatile than, and perform differently from, larger, more established companies. There may be less trading in a smaller company's shares, which means that buy and sell transactions in those shares could have a larger impact on the shares' price than is the case with larger company shares.

         -- RISKS OF REITS. In addition to the risks listed above, REITs are not diversified, and, therefore, their value may fluctuate more widely, and they may be subject to greater risks, than if they invested more broadly. Since REITs have expenses of their own, the Series, and, in turn, investors in the Fund, will bear a proportionate share of those expenses in addition to those expenses of the Fund.

         -- RISKS OF DEBT SECURITIES. The Series may invest in debt securities which are subject to credit risk and interest rate fluctuations. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Interest rate risk is the risk of market losses attributable to changes in interest rates. For example, interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. Debt securities are also subject to a prepayment risk. Depending on market conditions, the new investments may or may not carry the same interest rate.

         -- LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that the Series has used in valuing its securities.

         -- MASTER/FEEDER RISK: While the master/feeder structure is designed to reduce costs, it may not do so, and the Fund might encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares of a master fund could have adverse effects on the Fund such as requiring the liquidation of a substantial portion of the master fund's holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than the Fund's interest and, therefore, could have effective voting control over the operation of the master fund.

         -- MULTI-MANAGER RISK: The investment styles employed by the sub-advisers may not be complementary. The interplay of the various strategies employed by the sub-advisers may result in the Fund indirectly holding a concentration in certain types of securities, industries or sectors. This concentration may be detrimental to the Fund's performance depending upon the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from the Fund's realization of capital gains.

         -- MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         -- VALUATION RISK: The risk that the Series has valued certain of its securities at a higher price than it can sell them.

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

     The Board of Trustees for the Fund supervises the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.

INVESTMENT ADVISER

     Rodney Square Management Corporation ("RSMC"), the investment adviser for the Series, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. RSMC, subject to the supervision of the Board of Trustees, directs the investments of these Series in accordance with their respective investment objectives, policies and limitations. For the Series, RSMC allocates the Series' assets among sub-advisers and then oversees their investment activities. In the past, RSMC has provided asset management services to individuals, personal trusts, municipalities, corporations and other organizations. As of September 30, 2003, RSMC had $5.6 billion in assets under management.

     The Real Estate Series pays RMSC a monthly fee advisory fee at the annual rate of 0.35% of the Series' average daily net assets. In addition, the Series will be directly responsible for paying each sub-adviser a monthly sub-advisory fee at the annual rate of 0.55% of the Series' first $25 million of average daily net assets under its management; 0.45% of the Series' next $25 million of average net assets under its management; and 0.35% of the Series' average net assets under its management that is over $50 million. Regardless of the amount paid to a specific sub-adviser and RSMC, the Series will bear, in the aggregate, a maximum rate of 0.90% in management fees.

PORTFOLIO MANAGERS

     The day-to-day management of the Fund is the responsibility of Robert E. Reiser, Jr., CFA and Dorsey D. Farr, Ph.D., who implements the Fund's investment allocations as determined by the Investment Strategy Team of RSMC and its affiliates. The Investment Strategy Team is a group of investment professionals who meet regularly to determine the recommended asset allocation based upon several factors, including current market and economic conditions. Mr. Reiser and Mr. Farr, Vice Presidents of RSMC, have been with RSMC and/or its affiliate since 1999 and 2000, respectively. Prior to 1999, Mr. Reiser managed his own investment advisory firm. From 1999 to 2000, Mr. Farr was an instructor in the Department of Economics at the University of Virginia. In 1998, Mr. Farr was a visiting researcher at the Federal Reserve Bank of Richmond.

SUB-ADVISERS -- REAL ESTATE SERIES

AEW MANAGEMENT AND ADVISORS, L.P.

     AEW Management and Advisors L.P., an affiliate of AEW Capital Management, L.P., is a registered investment adviser. Together with its affiliates, AEW managed approximately $6.8 billion of client capital as of September 30, 2003. AEW is a subsidiary of (and therefore may be deemed to be controlled by) CDC IXIS Asset Management North America, L.P., which, through subsidiaries and affiliates in the United States, Europe and Asia, manages approximately $3.4 billion in assets for institutions and individuals as of September 30, 2003. AEW is located at Two Seaport Lane, World Trade Center East, Boston, Massachusetts 02210, is a registered investment adviser. A team of professionals at AEW, working with RSMC, is primarily responsible for overseeing the day-to-day operations of the Series.

     That team is led by MATTHEW A. TROXELL, who serves as Portfolio Manager for the Series. Mr. Troxell joined AEW in 1994 as a Vice President and became a Principal of the firm in 1997. Mr. Troxell has 19 years of securities and portfolio management experience. Prior to joining AEW, he was a Vice President and Assistant to the President of Landmark Land Company and a Securities Analyst at A.G. Becker Paribas. Mr. Troxell is a Chartered Financial Analyst.

REAL ESTATE MANAGEMENT SERVICES GROUP LLC

     Real Estate Management Services Group, LLC ("REMS"), located at 1100 Fifth Avenue South, Suite 301, Naples, Florida 34102, was organized in May 2002. Prior to its formation as an independent adviser REMS operated as a division of Beach Investment Counsel ("BIC") from May 2000 to May 2002. All assets, accounts and personnel of the REMS division of BIC transferred to the REMS. REMS is a registered investment adviser specializing in REIT portfolio management. As of September 30, 2003, the REMS Group had approximately $309 million in assets under management.

     EDWARD W. TURVILLE, CFA is the Managing Director of REMS and has been with REMS since 2000. From 1992 to 2000, Mr. Turville was a Senior Vice President and shareholder of Dalton, Greiner, Hartman, Maher & Co. and managed real estate and REIT investments for the firm. He has conducted research related to publicly traded real estate securities since 1970, served as a director of a publicly traded real estate firm and provided consulting services to private real estate partnerships.

     JOHN E. WEBSTER, II, as Director of REIT Research, is responsible for real estate research and valuation analysis for real estate securities investments at REMS. Mr. Webster has been with REMS since 2000. Mr. Webster was an analyst for The Parthenon Group, Inc., from 1995 to the 2000. From 1988 to 1994, he was a loan officer and asset manager in the real estate group for the Bank of Nova Scotia, where he was responsible for an institutional portfolio of office, retail, hotel, and condominium assets. Mr. Webster also has direct real estate experience in both industrial and office development and leasing.

                               SERVICE PROVIDERS

     The chart below provides information on the primary service providers.

Asset                                                                             Shareholder
Management                                                                        Services




           INVESTMENT ADVISER                                                                  TRANSFER AGENT
     Rodney Square Management Corp.                                                              PFPC Inc.
        1100 North Market Street                                                               760 Moore Road
          Wilmington, DE 19890                                                           King of Prussia, PA 19406





Manages the investment activities of the                                               Handles shareholder services,
   Funds and each Underlying Series'.                                                   including record keeping and
                                                                                           statements, payment of
                                                                                      distributions and processing of
                                                                                           buy and sell requests.




                                                      WT MUTUAL FUND




                                              WILMINGTON LARGE CAP STRATEGIC
                                                     ALLOCATION FUND
                                               WILMINGTON MID CAP STRATEGIC
                                                     ALLOCATION FUND
                                              WILMINGTON SMALL CAP STRATEGIC
                                                     ALLOCATION FUND
                                             WILMINGTON INTERNATIONAL MULTI-
                                                    MANAGER PORTFOLIO
                                             WILMINGTON REAL ESTATE PORTFOLIO
Fund                                                                              Asset
Operations                                                                        Safe Keeping




             ADMINISTRATOR                                                                       CUSTODIAN




     Rodney Square Management Corp.                                                       Wilmington Trust Company
        1100 North Market Street                                                          1100 North Market Street
          Wilmington, DE 19890                                                              Wilmington, DE 19890




                                                                                             PPFC Trust Company
                                                                                           8800 Tinicum Boulevard
                                                                                           Philadelphia, PA 19153




         SUB-ADMINISTRATOR AND
            ACCOUNTING AGENT




               PFPC Inc.
          301 Bellevue Parkway
          Wilmington, DE 19809




   Provides facilities, equipment and                                                    Holds each Fund's assets,
         personnel to carry out                                                         settles all portfolio trades
   administrative services related to                                                     and collects most of the
     each Fund and calculates each                                                      valuation data required for
     Fund's NAV and distributions.                                                        calculating each Fund's
                                                                                               NAV per share.

                                                       Distribution




                                                       DISTRIBUTOR

                                                 PFPC Distributors, Inc.
                                                      760 Moore Road
                                                King of Prussia, PA 19406




                                              Distributes the Funds' shares.

                            SHAREHOLDER INFORMATION

--------------------------------------------------------------------------------

PRICING OF SHARES
--------------------------------------------------------------------------------

     The Underlying Series value their assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by a Underlying Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily net asset value per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

     PFPC determines the net asset value ("NAV") per share of each Fund as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time), on each Business Day (a day that the New York Stock Exchange and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in a Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in that Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation.

     Shares will not be priced on those days the Funds are closed. As of the date of this prospectus, those days are:

New Year's Day               Good Friday       Labor Day
Martin Luther King, Jr. Day  Memorial Day      Thanksgiving Day
Presidents' Day              Independence Day  Christmas Day

--------------------------------------------------------------------------------

PURCHASE OF SHARES
--------------------------------------------------------------------------------

     Fund shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Institutional Shares of each Fund is $1,000. Additional investments in a Fund may be made in any amount. You may purchase shares as specified below.

     You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Funds' distributor ("Service Organization"), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Fund. If you wish to purchase Fund shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

     BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Strategic Allocation Funds, indicating the name and class of the Fund, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

    Regular mail:                                 Overnight mail:
    -------------                                 ---------------
    Wilmington Strategic Allocation Funds         Wilmington Strategic Allocation Funds
    c/o PFPC Inc.                                 c/o PFPC Inc.
    P.O. Box 9828                                 760 Moore Road
    Providence, RI 02940                          King of Prussia, PA 19406

     BY WIRE: You may purchase shares by wiring federal funds. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

     ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

     Any purchase order may be rejected if a Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders.

     It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

     For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our SAI.

--------------------------------------------------------------------------------

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

     You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Fund shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See "Redemption Fee" below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next Business Day if received after 4:00 p.m. Eastern time or on a non-Business Day, but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Fund's name and your account number should accompany any redemption requests.

     REDEMPTION FEES: Each Fund will impose a fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Portfolios (as defined below). This fee is paid directly to the respective Wilmington Portfolio and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts and certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See "Exchange of Shares" for additional information regarding the exchange of shares of a Wilmington Portfolio.

     BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Fund name, your account number and your name. The written instructions and signature guarantee should be mailed to:

    Regular mail:                                 Overnight mail:
    -------------                                 ---------------
    Wilmington Strategic Allocation Funds         Wilmington Strategic Allocation Funds
    c/o PFPC Inc.                                 c/o PFPC Inc.
    P.O. Box 9828                                 760 Moore Road
    Providence, RI 02940                          King of Prussia, PA 19406

     BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Funds has certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

     ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your pre-designated bank account in any commercial bank in the United States if the amount exceeds $1,000. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of your signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered.

Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Fund shares.

     If shares to be redeemed represent a recent investment made by check, each Fund reserves the right to hold the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

     SMALL ACCOUNTS: If the value of your Fund account falls below $500, the Fund may ask you to increase your balance. If the account value is still below $500 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

     For additional information on other ways to redeem shares, please refer to our SAI.
--------------------------------------------------------------------------------

EXCHANGE OF SHARES
--------------------------------------------------------------------------------

     You may exchange all or a portion of your shares in a Fund for Institutional Shares of the following funds ("Wilmington Portfolios"):

     Wilmington Large Cap Strategic Allocation Fund

     Wilmington Mid Cap Strategic Allocation Fund

     Wilmington Small Cap Strategic Allocation Fund

     Wilmington Premier Money Market Portfolio

     Wilmington Short/Intermediate Bond Portfolio

     Wilmington Short-Term Income Portfolio

     Wilmington Broad Market Bond Portfolio

     Wilmington Municipal Bond Portfolio

     Wilmington Real Estate Portfolio

     Wilmington International Multi-Manager Portfolio

     Wilmington Large Cap Growth Portfolio

     Wilmington Large Cap Value Portfolio

     Wilmington Large Cap Core Portfolio

     Wilmington Small Cap Core Portfolio

     Wilmington Small Cap Growth Portfolio

     Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See "Taxes" for a discussion of the tax effect on an exchange of shares.

     Exchange transactions will be subject to the minimum initial investment and other requirements of the Wilmington Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $500.

     FEES ON EXCHANGES: If held for more than 60 days, there is no fee when shares of the Fund are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See "Redemption of Shares" for additional information regarding redemptions and this fee.

     To obtain prospectuses of the other Wilmington Portfolios, you may call
(800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Portfolios may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the shares to be acquired through such exchange may be legally made.

--------------------------------------------------------------------------------

DISTRIBUTIONS
--------------------------------------------------------------------------------

     Distributions from the net investment income, if any, of each Fund, except for the International Multi-Manager Portfolio are declared and paid quarterly to you. Distributions from net investment income, if any, of the International Multi-Manager Portfolio are declared and paid annually. Any net capital gain realized by a Fund will be distributed annually.

     Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

--------------------------------------------------------------------------------

TAXES
--------------------------------------------------------------------------------

     As long as a Fund meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While a Fund may invest in securities that earn interest exempt from Federal income tax, the Fund invests primarily in taxable securities. The Funds' distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Fund shares, are generally taxable to you as ordinary income. Each Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

     The Funds' distributions of a net capital gain, if any, whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

     It is a taxable event for you if you sell or exchange shares of any portfolio. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

     STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

     This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                           DISTRIBUTION ARRANGEMENTS

     PFPC Distributors, Inc. manages the Funds' distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

--------------------------------------------------------------------------------

MASTER/FEEDER STRUCTURE
--------------------------------------------------------------------------------

     Other institutional investors, including other mutual funds, may invest in the master funds. This structure enables various institutional investors, including the Funds, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of a master fund, including the Funds, will pay its proportionate share of the master fund's expenses.

     For reasons relating to costs or a change in investment goal, among others, a Fund could switch to another master fund or decide to manage its assets itself. No Fund is currently contemplating such a move.

--------------------------------------------------------------------------------

SHARE CLASSES
--------------------------------------------------------------------------------

     The Funds issue Institutional, Investor and Service Shares, except for the Wilmington International Multi-Manager Portfolio and the Wilmington Real Estate Portfolio, which issue Institutional and Investor Shares. Each class of shares bears a pro rata portion of a Fund's common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares pay a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares. Service Shares are offered to investors who use a financial intermediary to process transactions with a Fund and are subject to a shareholder service fee.

                                    GLOSSARY

TOTAL RETURN:

     Total return is a measure of the per-share change in the total value of a fund's portfolio, including any distributions paid to you. It is measured from the beginning to the end of a specific time period.

INDEX:

     An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

MARKET CAPITALIZATION OR "CAP":

     Cap or the market capitalization of a company means the stock market value of all outstanding shares of the company's common stock.

GROWTH STOCKS:

     Growth stocks are the common stocks of growth-oriented companies, which are companies with growth earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in funds that invest in growth-oriented companies tend to receive most of their return in the form of capital appreciation.

VALUE STOCKS:

     Value stocks are the common stocks of companies that are considered by the investment adviser to be undervalued relative to their underlying profitability, or rather their stock price does not reflect the value of the company.

INVESTMENT ADVISER:

     The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

INTERNATIONAL FUNDS:

     International funds invest in securities traded in markets of at least three different countries outside of the United States. An investor in an international fund can avoid the hassles of investing directly in foreign securities and let that fund's investment adviser handle the foreign laws, trading practices, customs and time zones of the foreign countries.

NET ASSET VALUE OR "NAV":

NAV    =  Assets -- Liabilities
          --------------------
          Outstanding Shares

NET INVESTMENT INCOME:

     Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

REITS:

     A REIT (real estate investment trust) is a company that pools investors' funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests.

                              FOR MORE INFORMATION

     FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

     ANNUAL/SEMI-ANNUAL REPORTS: These reports contain performance data and information on portfolio holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the Funds' performance for the most recently completed fiscal year or half-year.

     STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides a complete technical and legal description of the Funds' policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

     Copies of these documents and answers to questions about the Funds may be obtained free of charge by contacting:

     WT Mutual Fund
     c/o PFPC Inc.
     760 Moore Road
     King of Prussia, PA 19406
     (800) 336-9970
     9:00 a.m. to 5:00 p.m. Eastern time

     Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

     FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970.

  The investment company registration number for WT Mutual Fund is 811-08648.

                    BALENTINE PREMIER MONEY MARKET PORTFOLIO

                               OF WT MUTUAL FUND
                                 SERVICE SHARES
--------------------------------------------------------------------------------

                       PROSPECTUS DATED NOVEMBER 1, 2003

     This prospectus gives vital information about the Balentine Premier Money Market Portfolio, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

     Please note that this Portfolio:

         --  is not a bank deposit

         -- is not an obligation of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

         --  is not federally insured

         -- is not an obligation of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency

         --  is not guaranteed to achieve its goal(s)

         --  may not be able to maintain a stable $1 share price

     Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                            PORTFOLIO DESCRIPTION

A look at the goals,
strategies,
risks and expenses of the
Portfolio.                       Summary.......................................3

                                 Performance Information.......................5

                                 Fees and Expenses.............................6

                                 Example.......................................6

                                 Investment Objective..........................7

                                 Primary Investment Strategies.................7

                                 Additional Risk Information...................8

                                 Financial Highlights..........................9

Details about the service
providers.                  MANAGEMENT OF THE PORTFOLIO

                                 Investment Adviser...........................10

                                 Service Providers............................11

Policies and instructions
for
opening, maintaining and
closing an account in the
Portfolio.                  SHAREHOLDER INFORMATION

                                 Pricing of Shares............................12

                                 Purchase of Shares...........................13

                                 Redemption of Shares.........................14

                                 Distributions................................15

                                 Taxes........................................15

Details on the Portfolio's
distribution plan,
shareholder
service fees and
master/feeder
arrangement.                DISTRIBUTION AND SERVICE ARRANGEMENTS

                                 Rule 12b-1 Fees..............................16

                                 Shareholder Service Fees.....................16

                                 Master/Feeder Structure......................16

                            GLOSSARY..........................................17

                            FOR MORE INFORMATION..............................18

For information about key terms and concepts, please refer to the "Glossary."

                    BALENTINE PREMIER MONEY MARKET PORTFOLIO
                                 SERVICE SHARES
--------------------------------------------------------------------------------
                             PORTFOLIO DESCRIPTION

------------------------------------------------------------------------------------------------------
SUMMARY
------------------------------------------------------------------------------------------------------
Investment Objective                  --   The BALENTINE PREMIER MONEY MARKET PORTFOLIO seeks high
                                           current income, while preserving capital and liquidity.
------------------------------------------------------------------------------------------------------
Investment Focus                      --   Money market instruments.
------------------------------------------------------------------------------------------------------
Share Price Volatility                --   The Portfolio will strive to maintain a stable $1.00 share price.
------------------------------------------------------------------------------------------------------
Principal Investment Strategy         --   The Portfolio operates as a "feeder fund" which means that the Portfolio does not buy individual securities directly.
                                           Instead, it invests in a corresponding mutual fund or
                                           "master fund," which in turn purchases investment
                                           securities. The Portfolio invests all of its assets in
                                           Premier Money Market Series (the "Series"), a separate
                                           series of WT Investment Trust I (the "Trust"). The
                                           Portfolio and this Series have the same investment
                                           objective, policies and limitations.
                                      --   The BALENTINE PREMIER MONEY MARKET PORTFOLIO invests in the
                                           Premier Money Market Series, which invests in money market instruments, including bank obligations, high quality
                                           commercial paper and U.S. Government obligations.
                                      --   In selecting securities for the Series, the investment
                                           adviser seeks current income, liquidity and safety of
                                           principal. The investment adviser may sell securities if
                                           the securities are downgraded to a lower ratings category.
                                      --   The BALENTINE PREMIER MONEY MARKET PORTFOLIO, through its
                                           corresponding Series, may invest more than 25% of its total assets in the obligations of banks, finance companies and
                                           utilities.

------------------------------------------------------------------------------------------------------
Principal Risks                      The Portfolio is subject to the risks summarized below, which are further described under "Additional Risk Information."
                                      --   An investment in the Portfolio is not a deposit of
                                           Wilmington Trust Company or any of its affiliates and is
                                           not insured or guaranteed by the Federal Deposit Insurance
                                           Corporation or any other government agency. Although the
                                           Portfolio seeks to preserve the value of your investment at
                                           $1.00 per share, it is possible to lose money by investing in the Portfolio.
                                      --   The obligations in which the Portfolio invests through its corresponding Series are subject to credit risk and
                                           interest rate risk. Typically, when interest rates rise,
                                           the market prices of debt securities go down. Securities
                                           issued by government-sponsored entities are not insured or guaranteed by the U.S. Government.
                                      --   The performance of the Portfolio will depend on whether or not the investment adviser is successful in pursuing the
                                           investment strategy.
------------------------------------------------------------------------------------------------------
Investor Profile                      --   Conservative
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

     The Balentine Premier Money Market Portfolio commenced operations on November 4, 2002. Therefore it does not have a full calendar year of performance. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year. The performance shown in the bar chart and performance table is the performance of Premier Money Market Series, the Portfolio's master fund, which has the same investment objective as the Portfolio. The master series performance has been adjusted to reflect the annual deduction of fees and expenses applicable to Service Shares of the Portfolio. Total returns would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Of course, past performance does not necessarily indicate how the Portfolio will perform in the future.

               ANNUAL RETURNS FOR CALENDAR YEARS SINCE INCEPTION
(Numbers in columns are percentages)

1995                                                                             5.17
1996                                                                             4.67
1997                                                                             4.81
1998                                                                             4.76
1999                                                                             4.44
2000                                                                             5.72
2001                                                                             3.48
2002                                                                             0.94

                               PERFORMANCE YEARS

       CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2003: 0.25%

           BEST QUARTER                      WORST QUARTER
           ------------                      -------------
              1.47%                              0.11%
       (September 30, 2000)               (December 31, 2002)

                                                                             Since Inception
AVERAGE ANNUAL RETURNS AS OF 12/31/02              1 year      5 years      (December 6, 1994)
-------------------------------------              ------      -------      ------------------
Premier Money Market Series                        0.94%        3.91%             3.96%

--------------------------------------------------------------------------------

FEES AND EXPENSES
--------------------------------------------------------------------------------

     The table below describes the fees and expenses that you may pay if you buy and hold Service Shares of the Portfolio. No sales charges or other fees are paid directly from your investment.

   ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO
                                  ASSETS)(1):

                                                       Premier Money
SERVICE SHARES                                        Market Portfolio
--------------                                        ----------------
Management Fees                                            0.20%
Distribution (Rule 12b-1) Fees                             0.60%
Shareholder Service Fees                                   0.13%
Other Expenses                                             0.21%
TOTAL ANNUAL OPERATING EXPENSES                            1.14%
Waivers/reimbursements(2)                                  0.21%
NET EXPENSES(2)                                            0.93%

(1) This table and the example below each reflect the aggregate annual operating expenses of the Portfolio and the Series of the Trust in which the Portfolio invests.
(2) The investment adviser has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total operating expenses exceed 0.93%. This waiver will remain in place until November 1, 2006 unless the Board of Trustees approves its earlier termination.

--------------------------------------------------------------------------------

EXAMPLE
--------------------------------------------------------------------------------

     This example is intended to help you compare the cost of investing in Service Shares of the Portfolio with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time frames indicated. The example assumes that:

         --  you reinvested all dividends;

         --  the average annual return was 5%;

         -- the Portfolio's total operating expenses (reflecting contractual waivers or reimbursements through November 1, 2006) are charged and remain the same over the time periods; and

         --  you redeemed all of your investment at the end of the time period.

     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

SERVICE SHARES                                   1 Year   3 Years   5 Years   10 Years
--------------                                   ------   -------   -------   --------
Premier Money Market Portfolio                    $95      $296      $563      $1,327

     The above example is for comparison purposes only and is not a representation of the Portfolio's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

     The BALENTINE PREMIER MONEY MARKET PORTFOLIO seeks a high level of current income consistent with the preservation of capital and liquidity.

     The investment objective for the Portfolio may be changed without shareholder approval. The Portfolio is a money market fund and intends to maintain a stable $1 share price, although this may not be possible under certain circumstances. There can be no guarantee that the Portfolio will achieve its investment objective.

--------------------------------------------------------------------------------

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

     The BALENTINE PREMIER MONEY MARKET PORTFOLIO invests its assets in the Premier Money Market Series, which in turn invests in:

         -- U.S. dollar-denomination obligations of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and wholly-owned banking subsidiaries of foreign banks;

         -- commercial paper rated, at the time of purchase, in the highest category of short-term debt ratings of any two nationally recognized statistical rating organizations ("NRSRO");

         -- corporate obligations having a remaining maturity of 397 calendar days or less, issued by corporations having outstanding comparable obligations that are (a) rated in the two highest categories of any two NRSROs or (b) rated no lower than the two highest long-term debt ratings categories by any NRSRO;

         --  U.S. Government obligations;

         --  high quality municipal securities; and

         -- repurchase agreements that are fully collateralized by U.S. Government obligations.

     U.S. Government obligations are debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government obligations include securities issued by government-sponsored entities, such as the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, which are not issued, insured or guaranteed by the U.S. Treasury or the U.S. Government. Instruments issued by such government-sponsored entities are supported only by the credit of the issuing entity.

     High quality securities include those that (1) are rated in one of the two highest short-term rating categories by two NRSROs, such as S&P, Moody's and Fitch IBCA (or by one NRSRO if only one NRSRO has issued a rating) or; (2) if unrated are issued by an issuer with comparable outstanding debt that is rated or are otherwise unrated and determined by the investment adviser to be of comparable quality.

     The Series may also invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information ("SAI").

--------------------------------------------------------------------------------

ADDITIONAL RISK INFORMATION
--------------------------------------------------------------------------------

     The following is a list of certain risks that may apply to your investment in the Portfolio. Further information about investment risks is available in our
SAI:

         -- CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

         -- FOREIGN SECURITY RISK: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country.

         -- GOVERNMENT OBLIGATIONS RISK: The risk that government-sponsored entities may default on a financial obligation, since their securities are not insured or guaranteed by the U.S. Treasury or the U.S. Government.

         -- INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. The yield paid by the Portfolio will vary with changes in interest rates.

         -- MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

         -- MASTER/FEEDER RISK: While the master/feeder structure is designed to reduce costs, it may not do so, and the Portfolio might encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares of the Series could have adverse effects on the Portfolio such as requiring the liquidation of a substantial portion of the Series' holdings at a time when it may be disadvantageous to do so. Also, other feeders of the Series may have a greater ownership interest in the Series than the Portfolio's interest and, therefore, could have effective voting control over the operation of the Series.

         -- PREPAYMENT RISK: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The financial highlights table is intended to help you understand the Portfolio's financial performance since inception. Certain information reflects financial results for a single Service Share of the Portfolio. The total return in the table represents the rate that you would have earned (or lost) on an investment in the Portfolio assuming reinvestment of all dividends and other distributions. Financial highlights have been audited by Ernst & Young LLP, whose report, along with the Portfolio's financial statements, is included in the Service Shares' Annual Report, which is available without charge upon request.

                                                                For the Period
                                                              November 4, 2002(1)
                                                                    through
                                                                 June 30, 2003
PREMIER MONEY MARKET PORTFOLIO -- SERVICE SHARES              -------------------
NET ASSET VALUE -- BEGINNING OF PERIOD......................        $  1.00
                                                                    -------
INVESTMENT OPERATIONS:
  Net investment income.....................................           0.00(2)
DISTRIBUTIONS:
  From net investment income................................           0.00(2)
                                                                    -------
NET ASSET VALUE -- END OF PERIOD............................        $  1.00
                                                                    =======
TOTAL RETURN................................................          0.31%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(3)
  Expenses:
    Including expense limitations...........................          0.93%*
    Excluding expense limitations...........................          1.14%*
  Net investment income.....................................          0.48%*
Net assets at end of period (000 omitted)...................        $81,518

---------------

*    Annualized.
**   Not annualized.
(1)  Commencement of operations.
(2)  Less than $0.01 per share.
(3)  The expense and net investment income ratios include
     expenses allocated from the WT Investment Trust I -- Premier
     Money Market Series.

                          MANAGEMENT OF THE PORTFOLIO

     The Board of Trustees for the Portfolio supervises the management, activities and affairs of the Portfolio and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Portfolio and its shareholders.

--------------------------------------------------------------------------------

INVESTMENT ADVISER
--------------------------------------------------------------------------------

     Rodney Square Management Corporation ("RSMC"), the Series' investment adviser, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. RSMC, subject to the supervision of the Board of Trustees, directs the investments of the Series in accordance with its investment objective, policies and limitations. In the past, RSMC has provided asset management services to other mutual funds, individuals, personal trusts, municipalities, corporations and other organizations. As of September 30, 2003, RSMC had $5.6 billion in assets under management.

     For the twelve months ended June 30, 2003, RSMC received an advisory fee (after fee waivers) of 0.15% of the Series' average daily net assets.

--------------------------------------------------------------------------------

SERVICE PROVIDERS
--------------------------------------------------------------------------------

     The chart below provides information on the primary service providers.

                                  [FLOW CHART]
BALENTINE PREMIER
MONEY MARKET PORTFOLIO

Asset Management

INVESTMENT ADVISER

Rodney Square Management Corp.
1100 North Market Street
Wilmington, DE 19890
Manages the Series' investment activities.

Fund Operations

ADMINISTRATOR

Rodney Square Management Corp.
1100 North Market Street
Wilmington, DE 19890

SUB-ADMINISTRATOR AND
ACCOUNTING AGENT

PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809
Provides facilities, equipment and personnel to carry out administrative services related to the Portfolio and calculates the Portfolio's NAV and distributions.

SHAREHOLDER
SERVICES

TRANSFER AGENT

PFPC Inc.
760 Moore Road
King of Prussia, PA 19406
Handles shareholder services, including recordkeeping and statements, payment of distributions and processing of buy and sell requests.

ASSET
SAFE KEEPING

CUSTODIAN

Wilmington Trust Company
1100 North Market Street
Wilmington, DE 19890
Holds the Portfolio's assets, settles all portfolio trades and collects most of the valuation data required for calculating the Portfolio's NAV per share.

DISTRIBUTION

DISTRIBUTOR

PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406
Distributes the Portfolio's shares.

                            SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING OF SHARES
--------------------------------------------------------------------------------

     The Portfolio uses its best effort to maintain its $1 constant share price and values its securities at amortized cost. This involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of fluctuating interest rates on the market value of the security. All cash, receivables and current payables are carried at their face value. Other assets, if any, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

     PFPC determines the NAV per share of the Portfolio as of 2:00 p.m. Eastern time on each Business Day (a day that the New York Stock Exchange and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in the Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in the Portfolio.

     Shares will not be priced on those days the Portfolio is closed. As of the date of this prospectus, those days are:

New Year's Day                Good Friday                   Labor Day
Martin Luther King, Jr.       Memorial Day                  Thanksgiving Day
Day                           Independence Day              Christmas Day
Presidents' Day

--------------------------------------------------------------------------------

PURCHASE OF SHARES
--------------------------------------------------------------------------------

     Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial purchase is $10,000,000. Additional investments in the Portfolio may be made in any amount. You may purchase shares as specified below.

     If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Portfolio's distributor ("Service Organization"), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by the Service Organization in connection with your investment in the Portfolio. If you wish to purchase Portfolio shares through a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

     BY WIRE: You may purchase shares by wiring federal funds. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

     ADDITIONAL INFORMATION REGARDING PURCHASES: Investments in the Portfolio are accepted on the Business Day that federal funds are deposited for your account on or before 2:00 p.m. Eastern time. Monies immediately convertible to federal funds are deposited for your account on or before 2:00 p.m. Eastern time, or when checks deposited for your account have been converted to federal funds (usually within two Business Days after receipt). All investments in the Portfolio are credited to your account as shares of the Portfolio immediately upon acceptance and become entitled to dividends declared as of the day and time of investment.

     Any purchase order may be rejected if the Portfolio determines that accepting the order would not be in the best interest of the Portfolio or its shareholders.

     It is the responsibility of the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

--------------------------------------------------------------------------------

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

     You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. There is no fee when Portfolio shares are redeemed. It is the responsibility of the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions or the next Business Day if received after 2:00 p.m. Eastern time, or on a non-Business Day, but never later than 7 days following such receipt. If you purchased your shares through an account at a Service Organization, you should contact the Service Organization for information relating to redemptions. The Portfolio's name and your account number should accompany any redemption requests.

     BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Portfolio name, your account number and your name. The written instructions and signature guarantee should be mailed to:

    Regular mail:                                 Overnight mail:
    -------------                                 ---------------
    Balentine Premier Money Market Portfolio      Balentine Premier Money Market Portfolio
    c/o PFPC Inc.                                 c/o PFPC Inc.
    P.O. Box 9828                                 760 Moore Road
    Providence, RI 02940                          King of Prussia, PA 19406

     BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Portfolio has certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

     ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of your signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares.

     If the shares to be redeemed represent a recent investment made by a check, the Portfolio reserves the right not to send the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

     SMALL ACCOUNTS: If the value of your Portfolio account falls below $500, the Portfolio may ask you to increase your balance. If the account value is still below $500 after 60 days, the Portfolio may close your account and send you the proceeds. The Portfolio will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

     For additional information on other ways to redeem shares, please refer to our SAI.

--------------------------------------------------------------------------------

DISTRIBUTIONS
--------------------------------------------------------------------------------

     Distributions from the net investment income of the Portfolio are declared daily as a dividend and paid monthly to you. Any net capital gain realized by the Portfolio will be distributed annually.

     All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

--------------------------------------------------------------------------------

TAXES
--------------------------------------------------------------------------------

     As long as the Portfolio meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. The Portfolio's distributions of net investment income (which include net short-term capital gains), whether received in cash or reinvested in additional Portfolio shares, are taxable to you as ordinary income. The Portfolio will notify you following the end of the calendar year of the amount of dividends paid that year.

     You will not recognize any gain or loss on the sale (redemption) of shares of the Portfolio so long as the Portfolio maintains a stable price of $1.00 a share.

     STATE AND LOCAL INCOME TAXES: You should consult your tax advisers concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

     This section is only a summary of some important income tax considerations that may affect your investment in the Portfolio. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                           DISTRIBUTION ARRANGEMENTS

     PFPC Distributors, Inc. ("Distributor") manages the Portfolio's distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. Other than the Rule 12b-1 fees described below, the Portfolio does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of its Service Shares.

--------------------------------------------------------------------------------

RULE 12B-1 FEES
--------------------------------------------------------------------------------

     The Portfolio has adopted a distribution plan under Rule 12b-1 that allows the Portfolio to pay a fee to the Distributor for the sale and distribution of its shares. Because these fees are paid out of the Portfolio's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Under the distribution plan, the Portfolio pays distribution fees to the Distributor at a maximum annual rate of 0.60% of the average daily net assets of the Portfolio's Service Shares.

--------------------------------------------------------------------------------

SHAREHOLDER SERVICE FEES
--------------------------------------------------------------------------------

     The Board of Trustees has adopted a shareholder service plan authorizing the Portfolio to pay service providers an annual fee not exceeding 0.13% of the Portfolio's average daily net assets of the Service Shares, to compensate service providers who maintain a service relationship. Service activities provided under this plan include (a) establishing and maintaining shareholder accounts and records, (b) answering shareholder inquiries, (c) assisting in share purchases and redemptions, (d) providing statements and reports to shareholders, and (e) providing other related services requested by shareholders.

--------------------------------------------------------------------------------

MASTER/FEEDER STRUCTURE
--------------------------------------------------------------------------------

     Other institutional investors, including other mutual funds, may invest in the master fund. The master/feeder structure enables various institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of the master fund, including the Portfolio, will pay its proportionate share of the master fund's expenses.

     For reasons relating to costs or a change in investment goal, among others, the Portfolio could switch to another master fund or decide to manage its assets itself. The Portfolio is not currently contemplating such a move.

                                    GLOSSARY

MONEY MARKET FUNDS:
     Money market funds invest only in high quality, short-term debt securities, commonly known as money market instruments. Money market funds follow strict rules about credit risk, maturity and diversification of their investments. An investment in a money market fund is not a bank deposit. Although a money market fund seeks to keep a constant share price of $1.00, you may lose money by investing in a money market fund.

YIELD:
     Yield is a measure of the income (interest) earned by the securities in a fund's portfolio and paid to you over a specified time period. The annualized yield is expressed as a percentage of the offering price per share on a specified date.

MUTUAL FUND EXPENSES:
     Every mutual fund has operating expenses to pay for professional advisory, distribution, administration, custody and other services. These expenses are deducted from Portfolio assets.

INVESTMENT ADVISER:
     The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

NET ASSET VALUE OR "NAV":

NAV  =  Assets - Liabilities
        --------------------
        Outstanding Shares

NET INVESTMENT INCOME:
     Net investment income consists of interest earned by a fund on its investments less accrued expenses.

12B-1 FEES:
     12b-1 fees, charged by some funds, are deducted from fund assets to pay for marketing and advertising expenses or, more commonly, to compensate sales professionals for selling fund shares.

                              FOR MORE INFORMATION

     FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIO, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

     ANNUAL/SEMI-ANNUAL REPORTS: These reports contain performance data and information on portfolio holdings and operating results for the Portfolio's most recently completed fiscal year or half-year. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance.

     STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides a complete technical and legal description of the Portfolio's policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

     Copies of these documents and answers to questions about the Portfolio may be obtained without charge by contacting:

     WT Mutual Fund
     Balentine Premier Money Market Portfolio
     c/o PFPC Inc.
     760 Moore Road
     King of Prussia, PA 19406
     (800) 336-9970
     9:00 a.m. to 5:00 p.m., Eastern time

     Information about the Portfolio (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Portfolio may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

     FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970.

  The investment company registration number for WT Mutual Fund is 811-08648.

(CRM LOGO)

PROSPECTUS

PROSPECTUS DATED NOVEMBER 1, 2003

CRM LARGE CAP VALUE FUND

CRM MID CAP VALUE FUND

CRM SMALL CAP VALUE FUND

Investor Shares

This prospectus gives vital information about the CRM Large Cap Value Fund, the CRM Mid Cap Value Fund and the CRM Small Cap Value Fund of WT Mutual Fund, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

LIKE ALL MUTUAL FUND SHARES, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.
(GRAPHIC OF PUZZLE)

                               TABLE OF CONTENTS

A look at the goals, strategies,         FUND DESCRIPTIONS
risks, expenses and financial history
of each Fund.

                                                   SUMMARY..................... .....................          2
                                                   PERFORMANCE INFORMATION...........................          4
                                                   FEES AND EXPENSES.................................          8
                                                   INVESTMENT OBJECTIVES.............................         10
                                                   PRIMARY INVESTMENT STRATEGIES.....................         10
                                                   ADDITIONAL RISK INFORMATION.......................         13
                                                   FINANCIAL HIGHLIGHTS..............................         15

Details about the service providers.     MANAGEMENT OF THE FUNDS
                                                   INVESTMENT ADVISER............... ................         18
                                                   SERVICE PROVIDERS.................................         21

Policies and instructions for            SHAREHOLDER INFORMATION
opening, maintaining and closing an
account in any of the Funds.

                                                   PRICING OF SHARES................ ................         22
                                                   PURCHASE OF SHARES................................         23
                                                   REDEMPTION OF SHARES..............................         24
                                                   EXCHANGE OF SHARES................................         26
                                                   DIVIDENDS AND DISTRIBUTIONS.......................         26
                                                   TAXES.............................................         26

Details on the Funds' shareholder        DISTRIBUTION ARRANGEMENTS
service fees, share classes and
master/feeder arrangement.

                                                   SHAREHOLDER SERVICE FEES............ .............         28
                                                   MASTER/FEEDER STRUCTURE...........................         28
                                                   SHARE CLASSES.....................................         28

                                         GLOSSARY....................................................         29

                                         FOR MORE INFORMATION........................................ BACK COVER

                                         For information about key terms and concepts, please refer to the
                                         "Glossary."

                               FUND DESCRIPTIONS

                            CRM LARGE CAP VALUE FUND

                             CRM MID CAP VALUE FUND


                   CRM SMALL CAP VALUE FUND
                                Investor Shares

SUMMARY

Investment Objective
                  - The LARGE CAP VALUE FUND, MID CAP VALUE FUND and SMALL CAP
                    VALUE FUND each seek to achieve long-term capital appreciation.
--------------------------------------------------------------------------------

Investment Focus  - Equity (or related) securities
--------------------------------------------------------------------------------

Share Price Volatility
                  - High
--------------------------------------------------------------------------------

Principal Investment
Strategy          - Each Fund is a separate series of WT Mutual Fund and
                    operates as a "feeder fund," which means that the Fund does not buy individual securities directly. Instead, each Fund invests in a corresponding mutual fund or "master fund," which in turn purchases investment securities. Each Fund invests all of its assets in a master fund (the "Series") which is a separate series of WT Investment Trust I. The Funds and their corresponding Series have the same investment objective, policies and limitations.

                  - The LARGE CAP VALUE FUND invests all of its assets in the
                    Large Cap Value Series, which invests at least 80% of its total assets in a diversified portfolio of U.S. equity (or related) securities of companies with a market cap, at the time of purchase, equal to at least that of the smallest company in the top 40% of the Russell 1000 Value Index ("large cap company").

                  - The MID CAP VALUE FUND invests all of its assets in the Mid
                    Cap Value Series, which invests at least 80% of its total assets in a diversified portfolio of U.S. equity (or related) securities of companies with a market cap, at the time of purchase, between the capitalization of the smallest and largest company in the Russell Midcap Value Index ("mid cap company").

                  - The SMALL CAP VALUE FUND invests all of its assets in the
                    Small Cap Value Series, which invests at least 80% of its total assets in a diversified portfolio of U.S. equity (or related) securities of companies with a market cap, at the time of purchase, less than the capitalization of the largest stock in the Russell 2000 Value Index ("small cap company").
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal Risks   - The Funds are subject to the risks summarized below which are further described under "Additional Risk Information."

                  - It is possible to lose money by investing in a Fund. There is no guarantee that the stock market or that the stocks that a Series buys will increase in value.

                  - A Fund's share price will fluctuate in response to changes in the market value of the Fund's investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

                  - A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

                  - Small cap companies may be more vulnerable than larger
                    companies to adverse business or economic developments, and their securities may be less liquid and more volatile than securities of larger companies.

                  - The performance of a Fund will depend on whether or not the investment adviser is successful in pursuing the investment strategy.

                  - The Funds are also subject to other risks which are
                    described under "Additional Risk Information."
--------------------------------------------------------------------------------

Investor Profile  - Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.

                            PERFORMANCE INFORMATION

CRM LARGE CAP VALUE FUND

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund's Investor Shares by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual returns for one year and since inception, both before and after taxes, compare with those of the Russell 1000 Value Index, a broad based measure of market performance. Total return would have been lower had certain fees and expenses not been waived and/or reimbursed. Of course, the Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

             ANNUAL RETURNS FOR THE CALENDAR YEARS SINCE INCEPTION

[PERFORMANCE GRAPH]

1999                                                                             -5.39
2000                                                                             18.28
2001                                                                             -5.63
2002                                                                            -28.40

      Calendar Year-to-Date Total Return as of September 30, 2003: 11.78%

              BEST QUARTER                           WORST QUARTER
                 12.69%                                (19.16)%
           (December 31, 2001)                   (September 30, 2002)

LARGE CAP VALUE FUND

INVESTOR SHARES

                                                                             SINCE INCEPTION
AVERAGE ANNUAL RETURNS AS OF 12/31/02                           1 YEAR      (AUGUST 25, 1998)
  Before Taxes                                                  (28.40)%          (3.10)%
  After Taxes on Distributions(1)                               (28.43)%          (3.34)%
  After Taxes on Distributions and Sales of Shares(1)           (17.44)%          (2.55)%
  RUSSELL 1000 VALUE INDEX (reflects no deduction for fees,
    expenses or taxes)(2)                                       (15.52)%           0.24%
  S&P 500 INDEX (reflects no deduction for fees, expenses or
    taxes)(3)                                                   (22.10)%          (3.94)%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(2) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity market.
(3) The S&P 500 Index is the Standard and Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

CRM MID CAP VALUE FUND

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund's Investor Shares by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual returns for one year and since inception, both before and after taxes, compare with those of the Russell Midcap Value Index, a broad based measure of market performance. Total return would have been lower had certain fees and expenses not been waived and/or reimbursed. Of course, the Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

              ANNUAL RETURNS FOR THE CALENDAR YEAR SINCE INCEPTION [PERFORMANCE GRAPH]

2001                                                                             19.06
2002                                                                            -16.89

      Calendar Year-to-Date Total Return as of September 30, 2003: 22.92%

                                 BEST QUARTER                            WORST QUARTER
                                    24.81%                                 (16.75)%
                              (December 31, 2001)                    (September 30, 2002)

MID CAP VALUE FUND

INVESTOR SHARES

                                                                              SINCE INCEPTION
AVERAGE ANNUAL RETURNS AS OF 12/31/02                           1 YEAR      (SEPTEMBER 20, 2000)
  Before Taxes                                                  (16.89)%             6.09%
  After Taxes on Distributions(1)                               (16.98)%             4.26%
  After Taxes on Distributions and Sales of Shares(1)           (10.30)%             4.10%
  RUSSELL MIDCAP VALUE INDEX (reflects no deduction for
    fees, expenses or taxes)(2)                                 (9.65)%              1.71%
  RUSSELL MIDCAP INDEX (reflects no deduction for fees,
    expenses or taxes)(3)                                       (16.18)%           (10.70)%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(2) The Russell Midcap Value Index measures the performance of those companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values.
(3) The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents the performance of the 1,000 largest companies in the U.S. equity market.

CRM SMALL CAP VALUE FUND

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund's Investor Shares by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual returns for one and five years and since inception, both before and after taxes, compare with those of the Russell 2000 Value Index, a broad based measure of market performance. Of course, the Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

             ANNUAL RETURNS FOR THE CALENDAR YEARS SINCE INCEPTION [PERFORMANCE GRAPH]

1996                                                                             38.95
1997                                                                             21.73
1998                                                                            -12.21
1999                                                                             10.99
2000                                                                             18.04
2001                                                                             26.34
2002                                                                            -17.83

      Calendar Year-to-Date Total Return as of September 30, 2003: 29.28%

                                 BEST QUARTER                            WORST QUARTER
                                    20.68%                                 (22.80)%
                              (December 31, 2001)                    (September 30, 1998)

SMALL CAP VALUE FUND

INVESTOR SHARES

                                                                                          SINCE INCEPTION
AVERAGE ANNUAL RETURNS AS OF 12/31/02                           1 YEAR      5 YEARS      (OCTOBER 1, 1995)
  Before Taxes                                                  (17.83)%      3.61%            11.26%
  After Taxes on Distributions(1)                               (18.55)%      2.67%            10.14%
  After Taxes on Distributions and Sales of Shares(1)           (10.49)%      2.66%             9.16%
  RUSSELL 2000 VALUE INDEX (reflects no deduction for fees,
    expenses or taxes)(2)                                       (11.43)%      2.71%             9.10%
  RUSSELL 2000 INDEX (reflects no deduction for fees,
    expenses or taxes)(3)                                       (20.48)%     (1.36)%            4.34%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The Russell 2000 Value Index measures the performance of those companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values.

(3) The Russell 2000 Index measures the performance of the 2,000 smallest companies in the U.S. equity market.

                               FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of a Fund. No sales charges or other fees are paid directly from your investment.

INVESTOR SHARES

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(1)
  LARGE CAP VALUE FUND
    Management fees                                                     0.55%
    Distribution (12b-1) fees                                            None
    Shareholder Servicing Fees                                          0.25%
    Other Expenses                                                      2.10%
    TOTAL ANNUAL OPERATING EXPENSES(2)                                  2.90%
    Fee Waiver                                                        (1.40)%
    Net Expenses                                                        1.50%
  MID CAP VALUE FUND
    Management fees                                                     0.75%
    Distribution (12b-1) fees                                            None
    Shareholder Servicing Fees                                          0.25%
    Other Expenses                                                      0.40%
    TOTAL ANNUAL OPERATING EXPENSES(2)                                  1.40%
  SMALL CAP VALUE FUND
    Management fees                                                     0.75%
    Distribution (12b-1) fees                                            None
    Shareholder Servicing Fees                                          0.25%
    Other Expenses                                                      0.27%
    TOTAL ANNUAL OPERATING EXPENSES(2)                                  1.27%

(1) The table above and the Example below each reflect the aggregate annual operating expenses of each Fund and the corresponding Series in which the Fund invests.

(2) The investment adviser has a contractual obligation to waive a portion of its fees through November 1, 2010 and assume certain expenses of each Fund to the extent that the total annual operating expenses exceed 1.50% of net assets.

EXAMPLE

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

     - you reinvested all dividends and other distributions;

     - the average annual return was 5%;

     - each Fund's total operating expenses (reflecting applicable contractual fee waivers and expense reimbursement arrangements) are charged and remain the same over the time periods; and

     - you redeemed all of your investment at the end of the time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

INVESTOR SHARES

                                                LARGE CAP              MID CAP              SMALL CAP
                                                VALUE FUND            VALUE FUND            VALUE FUND
  1 Year                                          $  153                $  143                $  129
  3 Years                                         $  474                $  443                $  403
  5 Years                                         $  818                $  766                $  697
  10 Years                                        $2,329                $1,680                $1,534

The above example is for comparison purposes only and is not a representation of a Fund's actual expenses and returns, either past or future.

                             INVESTMENT OBJECTIVES

The Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund each seek to achieve long-term capital appreciation. These investment objectives may not be changed without shareholder approval. There is no guarantee that a Fund will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

VALUE INVESTING. Through their investment in a corresponding Series, the Large Cap Value, Mid Cap Value and Small Cap Value Funds seek to invest in stocks that are less expensive than comparable companies, as determined by price-to-earnings ratios, price-to-cash flow ratios, asset value per share or other measures. Value investing therefore may reduce risk while offering the potential for capital appreciation as a stock gains favor among other investors and its price rises.

The Series' investment adviser relies on selecting individual stocks and does not try to predict when the stock market might rise or fall. It seeks out those stocks that are undervalued and, in some cases, neglected by financial analysts. The investment adviser evaluates the degree of analyst recognition by monitoring the number of analysts who follow a company and recommend its purchase or sale to investors.

THE INVESTMENT ADVISER'S PROCESS. The investment adviser starts by identifying early changes in a company's operations, finances or management. The investment adviser is attracted to companies which will look different tomorrow -- operationally, financially, managerially -- when compared to yesterday. This type of dynamic change often creates confusion and misunderstanding and may lead to a drop in a company's stock price. Examples of change include mergers, acquisitions, divestitures, restructurings, change of management, new market/product/means of production/ distribution, regulatory change, etc. Once change is identified, the investment adviser evaluates the company on several levels. It analyzes:

     - Financial models based principally upon projected cash flows;

     - The price of a company's stock in the context of what the market is willing to pay for stock of comparable companies and what a strategic buyer would pay for the whole company;

     - The extent of management's ownership interest in a company; and

     - A company's market position by corroborating its observations and assumptions with management, customers and suppliers.

The investment adviser also evaluates the degree of recognition of a company by investors by monitoring the number of sell side analysts who closely follow a company and nature of its shareholder base. Before deciding to purchase a stock, the investment adviser conducts an extensive amount of business due diligence to corroborate its observations and assumptions.

The identification of change comes from a variety of sources including the extensive use of its own proprietary database as well as computer screens which are run using various criteria. In addition, the investment advisor has an extensive network of relationships with clients, other investors, and intermediaries such as national and regional brokerage firms. Members of the investment adviser's portfolio management team regularly meet with companies around the country and sponsor annually more than 200 company/management meetings in its New York office.

By reviewing historical relationships and understanding the characteristics of a business, the investment adviser establishes valuation parameters using relative ratios or target prices. In its overall assessment, the investment adviser seeks stocks that it believes have a greater upside potential than downside risk over an 18 to 24 month holding period.

An important function of the investment adviser is to set a price target at which the stock will be sold when there has been no fundamental change in the investment case. In setting a target price for a stock, the investment adviser considers appreciation potential relative to risk over a two year period. The investment adviser constantly monitors the companies held by a Series to determine if there have been any fundamental changes in the reasons that prompted the initial purchase of the stock. If significant changes for the better have not materialized, the stock will be sold. The initial investment case for stock purchase, which has been documented, is examined by the investment adviser's portfolio management team. A final decision on selling the stock is made after all such factors are analyzed.

The LARGE CAP VALUE FUND invests its assets in the Large Cap Value Series, which, under normal conditions, invests at least 80% of its total assets in the following equity (or related) securities:

     - common stocks of U.S. corporations that are judged by the investment adviser to be undervalued in the marketplace relative to underlying profitability and have a market capitalization, at the time of purchase, between the capitalization of the smallest and largest company in the Russell 1000 Value Index ("large cap company");

     - options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of large cap companies;

     - options on indices of the common stock of large cap companies; and

     - contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of large cap companies; and options upon such futures contracts.

The Large Cap Value Series is a diversified portfolio of U.S. equity (or related) securities of large cap companies; that are deemed by the investment adviser to be undervalued as compared to a company's profitability potential. The capitalization of companies that make up the Russell 1000 Value Index will change due to changes in the market. As of

September 30, 2003, the capitalization of companies that make up the Russell 1000 Value Index is approximately greater than $348.5 million.

The MID CAP VALUE FUND invests its assets in the Mid Cap Value Series, which, under normal conditions, invests at least 80% of its total assets in the following equity (or related) securities:

     - common and preferred stocks of U.S. corporations that are judged by the investment adviser to be undervalued in the marketplace relative to underlying profitability and have a market capitalization, at the time of purchase, between the capitalization of the smallest and largest company in the Russell MidCap Value Index ("mid cap company");

     - securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of mid cap companies; and

     - warrants.

The Mid Cap Value Series is a diversified portfolio of U.S. equity (or related) securities of mid cap companies that are deemed by the investment adviser to be undervalued as compared to a company's profitability potential.

The capitalization of companies that make up the Russell Midcap Value Index will change due to changes in the market. As a result, the capitalization of mid cap companies in which the Series will invest will also change. As of September 30, 2003, the capitalization of companies that make up the Russell Midcap Value Index is between $348 million and $14.5 billion.

The SMALL CAP VALUE FUND invests its assets in the Small Cap Value Series, which, under normal conditions, invests at least 80% of its total assets in the following equity (or related) securities:

     - common and preferred stocks of U.S. corporations that are judged by the investment adviser to be undervalued in the marketplace relative to underlying profitability and have a market capitalization, at the time of purchase, less than the capitalization of the largest stock in the Russell 2000 Value Index ("small cap company");

     - securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of small cap companies; and

     - warrants.

The Small Cap Value Series is a diversified portfolio of U.S. equity (or related) securities of small cap companies that are believed by the investment adviser to be undervalued as compared to the company's profitability potential. The capitalization of companies that make up the Russell 2000 Value Index will change due to changes in the market. As a result, the capitalization of small cap companies in which the Series will invest will also change. As of September 30, 2003, the capitalization of the largest stock in the Russell 2000 Value Index is less than $2.3 billion.

Each Series may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by a nationally recognized statistical rating organization, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Series will be unable to achieve their respective investment objectives.

The frequency of fund transactions and a Series' turnover rate will vary from year to year depending on the market. Increased turnover rates incur the cost of additional brokerage commissions and may cause you to receive a larger capital gains distribution. Under normal market conditions, the Large Cap Value and Small Cap Value Series' turnover rate is expected to be less than 100%. Under normal market conditions, the Mid Cap Value Series turnover rate is expected to be less than 150%.

Each Series also may use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information.

ADDITIONAL RISK INFORMATION

The following is a list of certain risks that may apply to your investment in a Fund unless otherwise indicated. Further information about a Fund's investments is available in our Statement of Additional Information:

     - DERIVATIVES RISK: Some of the securities in which a Series' invests may be referred to as "derivatives" because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of a Series' total assets may be committed or exposed to derivative strategies.

     - FOREIGN SECURITY RISK: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country not normally associated with investing in the U.S. markets.

     - LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

     - MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

     - MASTER/FEEDER RISK: While the master/feeder structure is designed to reduce costs, it may not do so, and the Funds may encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares of a master fund could have adverse effects on a Fund such as requiring the liquidation of a substantial portion of the master fund's holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than a Fund has and, therefore, could have effective voting control over the operation of the master fund.

     - OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

     - SMALL CAP RISK: Small cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies. (Small Cap Value Fund only)

     - VALUATION RISK: The risk that a Series has valued certain of its securities at a higher price than it can sell them.

     - VALUE INVESTING RISK: The risk that a Series' investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, do not appreciate in value as anticipated.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of each Fund for the past 5 fiscal years or since inception, if shorter. Certain information reflects financial results for a single Investor Share of a Fund. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and other distributions). This information has been audited by Ernst & Young, LLP, whose report, along with each Fund's financial statements, is included in the Investor Shares' Annual Report, which is available, without charge, upon request.

                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED   PERIOD ENDED
                                           JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,      JUNE 30,     SEPTEMBER 30,
                                             2003         2002         2001        2000+        1999(B)+       1998(A)+
   LARGE CAP VALUE FUND -- INVESTOR
     SHARES
   NET ASSET VALUE -- BEGINNING OF
     PERIOD.............................    $ 9.50       $12.60       $11.63       $12.17       $ 10.02         $ 10.00
                                            ------       ------       ------       ------       -------         -------
   INVESTMENT OPERATIONS:
     Net investment income..............      0.04         0.01         0.03           --(c)       0.06            0.01
     Net realized and unrealized gain
       (loss) on investments............      0.01        (3.08)        0.95        (0.37)         2.16            0.01
                                            ------       ------       ------       ------       -------         -------
       Total from investment
         operations.....................      0.05        (3.07)        0.98        (0.37)         2.22            0.02
                                            ------       ------       ------       ------       -------         -------
   DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income.........     (0.01)       (0.03)       (0.01)          --(c)      (0.06)             --
     From net realized gain on
       investments......................        --           --           --        (0.17)        (0.01)             --
                                            ------       ------       ------       ------       -------         -------
       Total Distributions to
         Shareholders...................     (0.01)       (0.03)       (0.01)       (0.17)        (0.07)             --
                                            ------       ------       ------       ------       -------         -------
   NET ASSET VALUE -- END OF PERIOD.....    $ 9.54       $ 9.50       $12.60       $11.63       $ 12.17         $ 10.02
                                            ======       ======       ======       ======       =======         =======
   TOTAL RETURN.........................      0.53%      (24.42)%       8.43%       (2.85)%       22.16%(d)        0.20%(d)
   RATIOS/SUPPLEMENTAL DATA
   Ratio to Average Net Assets:(f)
     Expenses, including
       reimbursement/waiver.............      1.50%        1.50%        1.50%        1.44%         1.50%(e)        1.50%(e)
     Expenses, excluding
       reimbursement/waiver.............      2.90%        2.36%        2.28%        2.35%         1.92%(e)        3.95%(e)
     Net investment income, including
       reimbursement/waiver.............      0.49%        0.09%        0.24%        0.05%         0.63%(e)        1.78%(e)
   Portfolio turnover rate..............        87%         100%         109%         136%           56%(d)           7%(d)
   Net assets at end of period (000's
     omitted)...........................    $8,776       $6,828       $7,817       $7,941       $30,936         $10,668

+ Effective November 1, 1999, The CRM Funds - Large Cap Value Fund ("Predecessor Fund") was merged into the WT Mutual Fund - CRM Large Cap Value Fund. The financial highlights for periods prior to November 1, 1999 reflect the performance of the Predecessor Fund.

(a) For the period August 25, 1998 (commencement of operations) through September 30, 1998.

(b) For the period October 1, 1998 through June 30, 1999.

(c) Less than $0.01 per share.

(d) Not Annualized.

(e) Annualized.

(f) Effective November 1, 1999, the ratios to average net assets include expenses allocated from the WT Investment Trust I - Large Cap Value Series and the portfolio turnover reflects the investment activity of the Series.

                                                                 YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                                  JUNE 30,     JUNE 30,      JUNE 30,
                                                                    2003         2002        2001(A)
   MIDCAP VALUE FUND -- INVESTOR SHARES
   NET ASSET VALUE -- BEGINNING OF PERIOD......................   $ 17.85      $ 18.15       $ 14.84
                                                                  -------      -------       -------
   INVESTMENT OPERATIONS:
     Net investment income (loss)..............................      0.01        (0.04)(b)      0.07
     Net realized and unrealized gain (loss) on investments....     (0.21)        0.92          3.87
                                                                  -------      -------       -------
       Total from investment operations........................     (0.20)        0.88          3.94
                                                                  -------      -------       -------
   DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income................................        --        (0.03)        (0.06)
     From net realized gain on investments.....................     (0.08)       (1.15)        (0.57)
                                                                  -------      -------       -------
       Total Distributions to Shareholders.....................     (0.08)       (1.18)        (0.63)
                                                                  -------      -------       -------
   NET ASSET VALUE -- END OF PERIOD............................   $ 17.57      $ 17.85       $ 18.15
                                                                  =======      =======       =======
   TOTAL RETURN................................................     (1.07)%       4.82%        27.30%(c)
   RATIOS/SUPPLEMENTAL DATA
   Ratio to Average Net Assets:(e)
     Expenses, including reimbursement/waiver..................      1.37%        1.37%         1.50%(d)
     Expenses, excluding reimbursement/waiver..................      1.40%        1.43%         1.88%(d)
     Net investment income, including reimbursement/waiver.....      0.04%       (0.25)%        0.31%(d)
   Portfolio turnover rate.....................................       142%         143%          163%(c)
   Net assets at end of period (000's omitted).................   $42,554      $48,086       $11,954

(a) For the period September 20, 2000 (inception of Investor Share class) through June 30, 2001.

(b) The net investment loss per share was calculated using average shares outstanding method.

(c) Not Annualized.

(d) Annualized.

(e) The ratios to average net assets include expenses allocated from the WT Investment Trust I - Mid Cap Value Series and the portfolio turnover reflects the investment activity of the Series.

                                       YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED    PERIOD ENDED     YEAR ENDED
                                        JUNE 30,     JUNE 30,     JUNE 30,      JUNE 30,       JUNE 30,      SEPTEMBER 30,
                                          2003         2002         2001         2000+         1999(A)+          1998+
   SMALL CAP VALUE FUND -- INVESTOR SHARES
   NET ASSET VALUE -- BEGINNING OF
     PERIOD..........................   $  21.00     $  21.93     $  16.26      $ 14.94         $ 13.61        $  17.68
                                        --------     --------     --------      -------         -------        --------
   INVESTMENT OPERATIONS:
     Net investment income (loss)....      (0.07)(b)     (0.01)(b)      0.10      (0.13)          (0.02)          (0.06)
     Net realized and unrealized gain
       (loss) on investments.........      (0.52)        0.66         6.40         1.45            1.35           (3.15)
                                        --------     --------     --------      -------         -------        --------
       Total from investment
         operations..................      (0.59)        0.65         6.50         1.32            1.33           (3.21)
                                        --------     --------     --------      -------         -------        --------
   DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income......      (0.02)       (0.10)       (0.02)          --              --              --
     From net realized gain on
       investments...................      (0.62)       (1.48)       (0.81)          --              --           (0.84)
     Return of capital...............         --           --           --           --              --(c)        (0.02)
                                        --------     --------     --------      -------         -------        --------
       Total Distributions to
         Shareholders................      (0.64)       (1.58)       (0.83)          --              --           (0.86)
                                        --------     --------     --------      -------         -------        --------
   NET ASSET VALUE -- END OF
     PERIOD..........................   $  19.77     $  21.00     $  21.93      $ 16.26         $ 14.94        $  13.61
                                        ========     ========     ========      =======         =======        ========
   TOTAL RETURN......................      (2.26)%       3.21%       41.67%        8.84%           9.80%(d)      (18.81)%
   RATIOS/SUPPLEMENTAL DATA
   Ratio to Average Net Assets:(f)
     Expenses, including
       reimbursement/waiver..........       1.27%        1.26%        1.28%        1.42%           1.42%(e)        1.38%
     Expenses, excluding
       reimbursement/waiver..........       1.27%        1.26%        1.28%        1.42%           1.46%(e)        1.38%
     Net investment income (loss),
       including
       reimbursement/waiver..........      (0.39)%      (0.05)%       0.66%       (0.88)%        (0.16)%(e)       (0.34)%
   Portfolio turnover rate...........         74%          61%          90%          96%             64%(d)          57%
   Net assets at end of period (000's
     omitted)........................   $181,296     $215,820     $134,778      $69,351         $94,806        $130,929

+ Effective November 1, 1999, The CRM Funds - Small Cap Value Fund ("Predecessor Fund") was merged into the WT Mutual Fund - CRM Small Cap Value Fund. The financial highlights for periods prior to November 1, 1999 reflect the performance of the Predecessor Fund.

(a) For the period October 1, 1998 through June 30, 1999.

(b) The net investment loss per share was calculated using average shares outstanding method.

(c) Less than $0.01 per share.

(d) Not Annualized.

(e) Annualized.

(f) Effective November 1, 1999, the ratios to average net assets include expenses allocated from the WT Investment Trust I - Small Cap Value Series and the portfolio turnover reflects the investment activity of the Series.

                            MANAGEMENT OF THE FUNDS

The Board of Trustees of WT Mutual Fund supervises the management, activities and affairs of the Funds and has approved contracts with various financial organizations to provide, among other services, the day-to-day management required by a Fund and its shareholders.

INVESTMENT ADVISER

Cramer Rosenthal McGlynn, LLC, ("CRM" or the "Adviser"), 520 Madison Avenue, New York, New York 10022, serves as the investment adviser to the Large Cap Value Series, the Mid Cap Value Series and the Small Cap Value Series. Subject to the general control of the Board of Trustees, CRM makes investment decisions for the Series. CRM and its predecessors have managed investments in small, medium and large capitalization companies for more than thirty years. As of September 30, 2003, CRM had over $4 billion of assets under management.

For the twelve months ended June 30, 2003, CRM received investment advisory fees of 0.55% for the Large Cap Value Series, 0.75% for the Mid Cap Value Series and 0.75% for the Small Cap Value Series, as a percentage of each Series' average daily net assets.

FUND MANAGERS

The day-to-day management of the Large Cap Value Series, the Mid Cap Value Series and the Small Cap Value Series is shared by a team of individuals employed by CRM. Ronald H. McGlynn and Jay B. Abramson are responsible for the overall management of each Series. In addition, Jay B. Abramson and Robert L. Rewey, III are leaders of the team responsible for the management of the Mid Cap Value Series, and James P. Stoeffel and Terry Lally are leaders of the team responsible for the management of the Small Cap Value Series; David A. Tillson is the leader of the team responsible for the management of the Large Cap Value Series. Carl Brown, Michael Caputo, Kevin M. Chin, Todd Denker, Brendan Hartman, and Adam Starr assist each team leader in the day-to-day management of each Series. Each portfolio manager's business experience and educational background is as follows:

RONALD H. MCGLYNN is a Co-founder, Chief Executive Officer and President of CRM and has over 34 years of investment experience. Prior to co-founding CRM in 1973, Mr. McGlynn was a Portfolio Manager at Oppenheimer & Co. He received a B.A. from Williams College and an M.B.A. from Columbia University.

JAY B. ABRAMSON, CPA is an Executive Vice President of CRM. Mr. Abramson joined CRM in 1985 and is responsible for investment research and portfolio management. Mr. Abramson received a B.S.E. and J.D. from the University of Pennsylvania Wharton School and Law School, respectively, and is a Certified Public Accountant.

JAMES P. STOEFFEL, CPA joined CRM as a Vice President in March 2001 and is responsible for portfolio management and investment research. Prior to joining CRM, Mr. Stoeffel was the Director of Research at Palisade Capital Management from March 1999 to March 2001. Prior to that, he was Vice President in the Emerging Growth Stocks Research Group at Salomon Smith Barney from March 1993 to March 1999. He served as a Senior Financial Analyst/ Assistant Treasurer with Ticor Title Insurance Co., and as an auditor. Mr. Stoeffel earned a B.A. from Washington & Lee University and an M.B.A. from New York University's Stern School of Business and is a Certified Public Accountant.

KEVIN M. CHIN is a Vice President of CRM. Mr. Chin joined the firm in 1989 and is responsible for investment research. Prior to joining CRM, Mr. Chin was a Financial Analyst for the Mergers and Acquisitions Department of Morgan Stanley and a Risk Arbitrageur with The First Boston Corporation. He received a B.S. from Columbia University School of Engineering & Applied Science.

ROBERT L. REWEY III, CFA joined CRM as a Vice President in January 2003. As a senior analyst, he is responsible for portfolio management and research in our investment research group. For the previous eight years, Mr. Rewey, III was a portfolio manager/senior analyst at Sloate, Weisman, Murray & Co., Inc., a boutique money management firm. He earned a BA from the Caroll School of Management, Boston College and a MBA from Fuqua School of Business, Duke University.

ADAM L. STARR is a Vice President of CRM. Mr. Starr joined CRM in 1999 and is responsible for portfolio management and research. Prior to joining CRM, he was a Partner and Portfolio Manager at Weiss, Peck & Greer, LLC from 1992 to 1999. Previously, he was an Analyst and Portfolio Manager at Charter Oak Partners from 1990 to 1992 and First Manhattan Company. Mr. Starr earned a B.A. from Clark University and an M.B.A. from Columbia University.

DAVID A. TILLSON, CFA is a Senior Vice President at CRM. David joined CRM in October 2002 and is responsible for portfolio management. Prior to joining CRM, he was a Managing Director at U.S. Trust Company from 1993 to 2002. Mr. Tillson received a B.A. from Brown University and an M.B.A. from New York University. He is a member of the New York Society of Security and Analysts and the Association for Investment Management and Research.

CARL D. BROWN joined CRM in April 1999 and is a Research Analyst. Prior to joining CRM, Mr. Brown was a Tax Consultant and CPA at KPMG Peat Marwick from 1994 to April 1999. He earned a B.A. from the University of Pennsylvania in 1994 and an M.B.A. from New York University's Stern School of Business in 1996.

TODD R. DENKER, CFA joined CRM as a Research Analyst in January 2001. Prior to joining the firm, Mr. Denker was an Equity Research Analyst at CIBC World Markets from 1997 to January 2001. He received a B.S. from the State University of New York at Albany in 1993, an M.B.A. from New York University's Stern School of Business in 1998, and is a Chartered Financial Analyst.

BRENDAN J. HARTMAN joined CRM in March 2001 as a Research Analyst. Prior to joining CRM, Mr. Hartman was a Research Analyst at Donaldson, Lufkin & Jenrette from October 1997 to February 2001 and at Salomon Brothers from June 1996 to October 1997. His other work experience includes Latin American Telecom Analyst at Smith New Court, and Latin American Telecom & Latin American Metal & Mining Analyst at HSBC/James Capel from 1995 to 1996. He earned a B.A. from Lehigh University in 1990 and an M.B.A. from New York University's Stern School of Business in 1996.

TERRY LALLY, CFA is a Vice President of CRM and joined the firm in 2000. He is responsible for investment research. Prior to joining CRM, Mr. Lally worked for nine years at The Prudential in U.S. small cap and emerging market equity analysis, corporate finance, and equity trading. Mr. Lally earned a B.B.A. from the University of Notre Dame in 1989, an M.B.A. from Harvard University in 1995, and is a Chartered Financial Analyst.

MICHAEL J. CAPUTO joined CRM as a Research Analyst in August 2002. Prior to joining CRM, he was a Vice President in Corporate Finance at Morgan Stanley from March 2000 to August 2002. Prior to that, he worked in Corporate Finance at Lehman Brothers from August 1998 to March 2000 and at Dillon Reed from August 1996 to August 1998. Mr. Caputo earned a B.A. from the University of Notre Dame and an M.B.A. from the Wharton School.

SERVICE PROVIDERS

The chart below provides information on the Funds' primary service providers.

CRM LARGE CAP VALUE FUND
CRM MID CAP VALUE FUND
CRM SMALL CAP VALUE FUND

Asset Management

INVESTMENT ADVISER

Cramer Rosenthal McGlynn, LLC
520 Madison Avenue
New York, NY 10022
Manages each Series' business and investment activities.

Shareholder Services

TRANSFER AGENT

PFPC Inc.
760 Moore Road
King of Prussia, PA 19406
Handles shareholder services, including recordkeeping and statements, payment of distributions and processing of buy and sell requests.

Fund Operations

ADMINISTRATOR AND ACCOUNTING AGENT

Rodney Square Management Corporation
1100 North Market Street
Wilmington, DE 19890

SUB-ADMINISTRATOR AND
ACCOUNTING AGENT

PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809
Provides facilities, equipment and personnel to carry out administrative services related to each Fund and calculates each Fund's net asset value and distributions.

Asset Safe Keeping

CUSTODIAN

Wilmington Trust Company
1100 North Market Street
Wilmington, DE 19890

SUB-CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153
Holds each Fund's assets, settles all portfolio trades and collects most of the valuation data required for calculating each Fund's net asset value per share.

Distribution

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406
Distributes each Fund's shares.

                            SHAREHOLDER INFORMATION

PRICING OF SHARES

The Series value their assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by a Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily net asset value per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

PFPC Inc. determines the NAV per share of each Fund as of the close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m., Eastern time), on each Business Day (a day that the Exchange and the transfer agent are open for business). The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation. The NAV is calculated by adding the value of all securities and other assets in a Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in that Fund. Shares will not be priced on those days the Funds' offices are closed. As of the date of this prospectus, those days are:

         New Year's Day                      Good Friday              Labor Day
         Martin Luther King, Jr. Day         Memorial Day             Thanksgiving Day
         Presidents' Day                     Independence Day         Christmas Day

PURCHASE OF SHARES

Fund shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in a Fund's Investor Shares is $2,500 ($2,000 for IRAs or automatic investment plans). The Funds, in their sole discretion, may waive the minimum initial amount to establish certain Investor Share accounts. The minimum additional investment for all accounts is $100. You may purchase shares as specified below.

You may also purchase shares if you are a client of a broker or other financial institution (a "Third Party"). The policies and fees charged by a Third Party may be different than those charged by a Fund. Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.

BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to CRM Funds, indicating the name of the Fund, along with a completed application (provided with this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

  REGULAR MAIL:                             OVERNIGHT MAIL:
  -------------                             ---------------
  CRM Funds                                 CRM Funds
  c/o PFPC Inc.                             c/o PFPC Inc.
  P.O. Box 9812                             760 Moore Road
  Providence, RI 02940                      King of Prussia, PA 19406

BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) CRM-2883 before making a purchase by wire, and if making an initial purchase, to also obtain an account number. Once you have an account number, you should instruct your bank to wire funds to:

PFPC Trust Company

c/o PNC Bank

Philadelphia, PA

ABA #031-0000-53

DDA #86-0172-6591

Attention: CRM Funds

Be sure to include your account number, the Fund name and your name. If you make an initial purchase by wire, you must promptly forward a completed application to the transfer agent at the address above. If you are making a subsequent purchase, the wire should also indicate your Fund account number.

ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

Any purchase order may be rejected if a Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders. The Funds will not accept third party checks.

It is the responsibility of the Third Party to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

For information on other ways to purchase shares, including through an individual retirement account (IRA), or an automatic investment plan, please refer to our Statement of Additional Information.

REDEMPTION OF SHARES

You may sell your shares on any Business Day as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. There is no fee when Fund shares are redeemed. It is the responsibility of the Third Party to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m., Eastern time), or the next Business Day (if received after 4:00 p.m., Eastern time, or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through an account with a Third Party, you should contact the Third Party for information relating to redemptions. The Fund's name and your account number should accompany any redemption requests.

BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Fund name, your account number and your name. The written instructions and signature guarantee should be mailed to:

  REGULAR MAIL:                             OVERNIGHT MAIL:
  -------------                             ---------------
  CRM Funds                                 CRM Funds
  c/o PFPC Inc.                             c/o PFPC Inc.
  P.O. Box 9812                             760 Moore Road
  Providence, RI 02940                      King of Prussia, PA 19406

BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Funds have certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the bank account that you have designated to receive amounts redeemed at any time. Any request to change the bank account designated to receive redemption proceeds should be accompanied by a guarantee of your signature, as the shareholder. A signature and a signature guarantee are required for each person in whose name the bank account is registered. Further documentation will be required to change the designated bank account when a corporation, other organization, trust, fiduciary or other institutional investor holds a Fund's shares.

If shares to be redeemed represent a recent investment made by check, each Fund reserves the right not to make the redemption proceeds available until it has reasonable grounds to believe that the check has been collected (which could take up to 10 days).

SMALL ACCOUNTS: If the value of your Fund account falls below $2,500 for Investor Share accounts, ($2,000 for IRAs or automatic investment plans), a Fund may ask you to increase your balance. If the account value is still below $2,500 after 60 days, a Fund may close your account and send you the proceeds. A Fund will not close your account if it falls below $2,500 solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND: The Funds reserve the right to make redemptions "in kind" -- payments of redemption proceeds in portfolio securities rather than cash -- if the amount redeemed is large enough to affect the Series' operations (for example, if it represents more than 1% of a Series' assets).

EXCHANGE OF SHARES

You may exchange all or a portion of your shares in a Fund for Investor Shares of another CRM fund.

Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See "Taxes" for a discussion of the tax effect on an exchange of shares.

Exchange transactions will be subject to the minimum initial investment and other requirements of the fund into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $2,500 for Investor Share accounts.

To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with a Third Party, contact the Third Party. The Funds may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of Investor Shares to be acquired through such exchange may be legally made.

DIVIDENDS AND DISTRIBUTIONS

As a shareholder of a Fund, you are entitled to dividends and other distributions arising from net investment income and net realized gains, if any, earned on the investments held by the Funds. Dividends and distributions, if any, are declared and paid annually to you. Each Fund expects to distribute any net realized gains once a year.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional Fund shares unless you have elected to receive the distributions in cash.

TAXES

FEDERAL INCOME TAXES: As long as a Fund meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While each Fund may invest in securities that earn interest exempt from Federal income tax, the Funds invest primarily in taxable securities. Each Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

Dividends you receive from a Fund, whether reinvested in Fund shares or taken as cash, are generally taxable to you as ordinary income. Distributions of a Fund's net capital gain whether reinvested in Fund shares or taken as cash, are taxable to you as long-term capital gain, when designated as such, regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. Each Fund anticipates the distribution of net investment income.

It is a taxable event for you if you sell or exchange shares of a Fund. Depending on the initial purchase price of the shares being sold or exchanged and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

STATE AND LOCAL INCOME TAXES: You should consult your tax advisor concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding those considerations appears in our Statement of Additional Information. You are urged to consult your tax advisor regarding the effects of an investment on your tax situation.

                           DISTRIBUTION ARRANGEMENTS

PFPC Distributors, Inc. (the "Distributor") manages the Funds' distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

SHAREHOLDER SERVICE FEES

The Board of Trustees has adopted a shareholder service plan authorizing each Fund to pay service providers an annual fee not exceeding 0.25% of the Fund's average daily net assets of its Investor Shares, to compensate service providers who maintain a service relationship with shareholders of the Fund's Investor Shares. Service activities provided by service providers under this plan include
(a) establishing and maintaining shareholders accounts and records, (b) answering shareholders inquiries, (c) assisting in share purchases and redemptions, (d) providing statements and reports to shareholders, and (e) providing other services requested by shareholders of Investor Shares.

MASTER/FEEDER STRUCTURE

Other investors, including other mutual funds, may invest in the master funds. The master/feeder structure enables various institutional investors, including a Fund, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of a master fund, including a Fund, will pay its proportionate share of the master fund's expenses.

For reasons relating to costs or a change in investment goal, among others, a Fund could switch to another master fund or decide to manage its assets itself. None of the Funds is currently contemplating such a move.

SHARE CLASSES

Each Fund issues Investor, Institutional and Retail Share classes. Each class has different minimum investment requirements, fees and expenses. Not all classes of a Fund are currently operational. Investors investing $2,500 or more may purchase Investor Shares. Institutional Shares are offered only to those investors who invest in a Fund through an intermediary (i.e. broker) or through a consultant and who invest $1,000,000 or more, or where related accounts total $1,000,000 or more when combined. Other investors investing $1,000 or more may purchase Retail Shares. Unlike the Retail and Investor Shares, the Institutional Shares are not subject to a shareholder servicing fee. The Retail Shares are subject to a distribution fee.

                                    GLOSSARY

MUTUAL FUND:

A mutual fund pools shareholders' money and, using a professional investment manager, invests it in securities like stocks and bonds. Each Fund is a separate mutual fund.

"CAP":

Cap or the market capitalization of a company means the value of the company's common stock in the stock market.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, distribution, administration and custody services. Each Fund's expenses in the table below are shown as a percentage of its net assets. These expenses are deducted from Fund assets.

VALUE FUNDS:

Value funds invest in the common stock of companies that are considered by the investment adviser to be undervalued relative to their underlying profitability, or rather their stock price does not reflect the value of the company.

SMALL CAP FUNDS:

Small cap funds invest in the common stock of companies with smaller market capitalizations. Small cap stocks may provide the potential for higher growth but they also typically have greater risk and more volatility.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

NET ASSET VALUE OR "NAV":

NAV =  Assets - Liabilities

          ----------------------

      Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses

                              FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS:
These reports contain performance data and information on the Funds' holdings and operating results for the Funds' most recently completed fiscal year or half-year. The annual report also includes a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides a complete technical and legal description of the Funds' policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

Copies of these documents and answers to questions about the Funds may be obtained without charge by contacting:

CRM Funds
c/o PFPC Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406
(800) CRM-2883
9:00 a.m. to 5:00 p.m., Eastern time

Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, DC. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800) CRM-2883.

The investment company registration number is 811-08648.

                                   (CRM LOGO)

                                 CRM LARGE CAP
                                   VALUE FUND

                                  CRM MID CAP
                                   VALUE FUND

                                 CRM SMALL CAP
                                   VALUE FUND

                                   CRM FUNDS
                                 C/O PFPC INC.
                                 760 MOORE ROAD
                           KING OF PRUSSIA, PA 19406
                                  800-CRM-2883

                                   WEB SITE:
                                WWW.CRMFUNDS.COM

(CRM FUNDS LOGO)

PROSPECTUS

PROSPECTUS DATED NOVEMBER 1, 2003

CRM LARGE CAP VALUE FUND

CRM MID CAP VALUE FUND

CRM SMALL CAP VALUE FUND

Institutional Shares

This prospectus gives vital information about the CRM Large Cap Value Fund, the CRM Mid Cap Value Fund and the CRM Small Cap Value Fund of WT Mutual Fund, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

LIKE ALL MUTUAL FUND SHARES, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.
(PUZZLE GRAPHIC)

                               TABLE OF CONTENTS

A look at the goals, strategies,         FUND DESCRIPTIONS
risks, expenses and financial history
of each Fund.

                                                   SUMMARY..................... .....................          2
                                                   PERFORMANCE INFORMATION...........................          4
                                                   FEES AND EXPENSES.................................          8
                                                   INVESTMENT OBJECTIVES.............................         10
                                                   PRIMARY INVESTMENT STRATEGIES.....................         10
                                                   ADDITIONAL RISK INFORMATION.......................         13
                                                   FINANCIAL HIGHLIGHTS..............................         15

Details about the service providers.     MANAGEMENT OF THE FUNDS
                                                   INVESTMENT ADVISER............... ................         17
                                                   SERVICE PROVIDERS.................................         20

Policies and instructions for            SHAREHOLDER INFORMATION
opening, maintaining and closing an
account in any of the Funds.

                                                   PRICING OF SHARES................ ................         21
                                                   PURCHASE OF SHARES................................         22
                                                   REDEMPTION OF SHARES..............................         23
                                                   EXCHANGE OF SHARES................................         25
                                                   DIVIDENDS AND DISTRIBUTIONS.......................         25
                                                   TAXES.............................................         25

Details on the Funds' share classes      DISTRIBUTION ARRANGEMENTS
and master/feeder arrangement.

                                                   MASTER/FEEDER STRUCTURE............. .............         27
                                                   SHARE CLASSES.....................................         27

                                         GLOSSARY....................................................         28

                                         FOR MORE INFORMATION........................................ BACK COVER

                                         For information about key terms and concepts, please refer to the
                                         "Glossary."

                               FUND DESCRIPTIONS

                            CRM LARGE CAP VALUE FUND

                             CRM MID CAP VALUE FUND


                   CRM SMALL CAP VALUE FUND
                              Institutional Shares

SUMMARY

Investment Objective
                  - The LARGE CAP VALUE FUND, MID CAP VALUE FUND and SMALL CAP
                    VALUE FUND each seek to achieve long-term capital appreciation.
--------------------------------------------------------------------------------

Investment Focus  - Equity (or related) securities
--------------------------------------------------------------------------------

Share Price Volatility
                  - High
--------------------------------------------------------------------------------

Principal Investment
Strategy          - Each Fund is a separate series of WT Mutual Fund and
                    operates as a "feeder fund," which means that the Fund does not buy individual securities directly. Instead, each Fund invests in a corresponding mutual fund or "master fund," which in turn purchases investment securities. Each Fund invests all of its assets in a master fund (the "Series") which is a separate series of WT Investment Trust I. The Funds and their corresponding Series have the same investment objective, policies and limitations.

                  - The LARGE CAP VALUE FUND invests all of its assets in the
                    Large Cap Value Series, which invests at least 80% of its total assets in a diversified portfolio of U.S. equity (or related) securities of companies with a market cap, at the time of purchase, equal to at least that of the smallest company in the top 40% of the Russell 1000 Value Index ("large cap company").

                  - The MID CAP VALUE FUND invests all of its assets in the Mid
                    Cap Value Series, which invests at least 80% of its total assets in a diversified portfolio of U.S. equity (or related) securities of companies with a market cap, at the time of purchase, between the capitalization of the smallest and largest company in the Russell Midcap Value Index ("mid cap company").

                  - The SMALL CAP VALUE FUND invests all of its assets in the
                    Small Cap Value Series, which invests at least 80% of its total assets in a diversified portfolio of U.S. equity (or related) securities of companies with a market cap, at the time of purchase, less than the capitalization of the largest stock in the Russell 2000 Value Index ("small cap company").
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal Risks   The Funds are subject to the risks summarized below which are further described under "Additional Risk Information."

                  - It is possible to lose money by investing in a Fund. There is no guarantee that the stock market or that the stocks that a Series buy will increase in value

                  - A Fund's share price will fluctuate in response to changes in the market value of the Fund's investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

                  - A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

                  - Small cap companies may be more vulnerable than larger
                    companies to adverse business or economic developments, and their securities may be less liquid and more volatile than securities of larger companies.

                  - The performance of a Fund will depend on whether or not the investment adviser is successful in pursuing the investment strategy.

                  - The Funds are also subject to other risks which are
                    described under "Additional Risk Information".
--------------------------------------------------------------------------------

Investor Profile  - Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.

                            PERFORMANCE INFORMATION

CRM LARGE CAP VALUE FUND

As of the date of this prospectus, the Institutional Shares of the CRM Large Cap Value Fund have not commenced operations. The bar chart and the performance table below have been included to illustrate the risks and volatility of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual returns for one year and since inception, both before and after taxes, compare with those of the Russell 1000 Value Index, a broad based measure of market performance. The performance shown in the bar chart and performance table are for the Investor Shares of the Fund, which are not offered in this prospectus. However, the Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Institutional Shares do not have the same expenses. Total return would have been lower had certain fees and expenses not been waived and/or reimbursed. Of course, the Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

             ANNUAL RETURNS FOR THE CALENDAR YEARS SINCE INCEPTION

[BAR CHART]

1999                                                               -5.39%
2000                                                               18.28%
2001                                                               -5.63%
2002                                                              -28.40%

      Calendar Year-to-Date Total Return as of September 30, 2003: 11.78%

               BEST QUARTER                            WORST QUARTER
                  12.69%                                 (19.16)%
            (December 31, 2001)                    (September 30, 2002)

LARGE CAP VALUE FUND

INVESTOR SHARES

                                                                               SINCE INCEPTION
           AVERAGE ANNUAL RETURNS AS OF 12/31/02                 1 YEAR       (AUGUST 25, 1998)
  Before Taxes                                                  (28.40)%           (3.10)%
  After Taxes on Distributions(1)                               (28.43)%           (3.34)%
  After Taxes on Distributions and Sales of Shares(1)           (17.44)%           (2.55)%
  RUSSELL 1000 VALUE INDEX (reflects no deduction for fees,
    expenses or taxes)(2)                                       (15.22)%             0.24%
  S&P 500 INDEX (reflects no deduction for fees, expenses or
    taxes)(3)                                                   (22.10)%           (3.94)%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(2) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of total market capitalization.
(3) The S&P 500 Index is the Standard and Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

CRM MID CAP VALUE FUND

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual returns for one year and since inception, both before and after taxes, compare with those of the Russell Midcap Value Index, a broad based measure of market performance. Total return would have been lower had certain fees and expenses not been waived and/or reimbursed. Of course, the Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

              ANNUAL RETURNS FOR THE CALENDAR YEAR SINCE INCEPTION
[BAR CHART]

1999                                                                              4.57%
2000                                                                             55.55%
2001                                                                             19.42%
2002                                                                            -16.67%

      Calendar Year-to-Date Total Return as of September 30, 2003: 23.09%

               BEST QUARTER                            WORST QUARTER
                  24.87%                                 (16.68)%
            (December 31, 2001)                    (September 30, 2002)

MID CAP VALUE FUND

INSTITUTIONAL SHARES

                                                                               SINCE INCEPTION
           AVERAGE ANNUAL RETURNS AS OF 12/31/02                 1 YEAR       (JANUARY 6, 1998)
  Before Taxes                                                  (16.67)%           11.60%
  After Taxes on Distributions(1)                               (16.75)%           10.62%
  After Taxes on Distributions and Sales of Shares(1)           (10.16)%            9.17%
  RUSSELL MIDCAP VALUE INDEX (reflects no deduction for
    fees, expenses or taxes)(2)                                  (9.65)%            7.52%
  RUSSELL MIDCAP INDEX (reflects no deduction for fees,
    expenses or taxes)(3)                                       (16.18)%            2.80%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(2) The Russell Midcap Value Index measures the performance of those companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values.
(3) The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents the performance of the 1,000 largest companies in the U.S. equity market.

CRM SMALL CAP VALUE FUND

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual returns for one year and since inception, both before and after taxes, compare with those of the Russell 2000 Value Index, a broad based measure of market performance. Of course, the Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

             ANNUAL RETURNS FOR THE CALENDAR YEARS SINCE INCEPTION
[BAR CHART]

1999                                                              11.45%
2000                                                              18.38%
2001                                                              26.47%
2002                                                             -17.60%

      Calendar Year-to-Date Total Return as of September 30, 2003: 29.52%

               BEST QUARTER                            WORST QUARTER
                  20.77%                                 (19.28)%
            (December 31, 2001)                    (September 30, 2002)

SMALL CAP VALUE FUND

INSTITUTIONAL SHARES

                                                                             SINCE INCEPTION
           AVERAGE ANNUAL RETURNS AS OF 12/31/02                1 YEAR      (JANUARY 27, 1998)
  Before Taxes                                                  (17.60)%           4.32%
  After Taxes on Distributions(1)                               (18.30)%           3.38%
  After Taxes on Distributions and Sales of Shares(1)           (10.35)%           3.25%
  RUSSELL 2000 VALUE INDEX (reflects no deduction for fees,
    expenses or taxes)(2)                                       (11.43)%           3.40%
  RUSSELL 2000 INDEX (reflects no deduction for fees,
    expenses or taxes)(3)                                       (20.48)%         (0.70)%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(2) The Russell 2000 Value Index measures the performance of those companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values.
(3) The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization.

                               FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of a Fund. No sales charges or other fees are paid directly from your investment.

INSTITUTIONAL SHARES

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(1)
  LARGE CAP VALUE FUND
    Management fees                                                     0.55%
    Distribution (12b-1) fees                                            None
    Other Expenses(2)                                                   2.10%
    TOTAL ANNUAL OPERATING EXPENSES(3)                                  2.65%
    Fee Waiver                                                        (1.50)%
    Net Expenses                                                        1.15%
  MID CAP VALUE FUND
    Management fees                                                     0.75%
    Distribution (12b-1) fees                                            None
    Other Expenses                                                      0.37%
    TOTAL ANNUAL OPERATING EXPENSES(3)                                  1.12%
  SMALL CAP VALUE FUND
    Management fees                                                     0.75%
    Distribution (12b-1) fees                                            None
    Other Expenses                                                      0.27%
    TOTAL ANNUAL OPERATING EXPENSES(3)                                  1.02%

(1) The table above and the Example below each reflect the aggregate annual operating expenses of each Fund and the corresponding Series in which the Fund invests.

(2) "Other Expenses" are based on estimated amounts for the current fiscal year.

(3) The investment adviser has a contractual obligation to waive a portion of its fees through November 1, 2010 and assume certain expenses of each Fund to the extent that the total annual operating expenses exceed 1.15% of net assets.

EXAMPLE

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

     - you reinvested all dividends and other distributions;

     - the average annual return was 5%;

     - each Fund's total operating expenses (reflecting applicable contractual fee waivers and expense reimbursement arrangements) are charged and remain the same over the time periods; and

     - you redeemed all of your investment at the end of the time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

INSTITUTIONAL SHARES

                                             LARGE CAP                MID CAP               SMALL CAP
                                             VALUE FUND             VALUE FUND              VALUE FUND
  1 Year                                        $117                  $  114                  $  104
  3 Years                                       $365                  $  356                  $  325
  5 Years                                        N/A                  $  617                  $  563
  10 Years                                       N/A                  $1,363                  $1,248

The above example is for comparison purposes only and is not a representation of a Fund's actual expenses and returns, either past or future.

                             INVESTMENT OBJECTIVES

The Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund each seek to achieve long-term capital appreciation. These investment objectives may not be changed without shareholder approval. There is no guarantee that a Fund will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

VALUE INVESTING. Through their investment in a corresponding Series, the Large Cap Value, Mid Cap Value and Small Cap Value Funds seek to invest in stocks that are less expensive than comparable companies, as determined by price-to-earnings ratios, price-to-cash flow ratios, asset value per share or other measures. Value investing therefore may reduce risk while offering the potential for capital appreciation as a stock gains favor among other investors and its price rises.

The Series' investment adviser relies on selecting individual stocks and does not try to predict when the stock market might rise or fall. It seeks out those stocks that are undervalued and, in some cases, neglected by financial analysts. The investment adviser evaluates the degree of analyst recognition by monitoring the number of analysts who follow a company and recommend its purchase or sale to investors.

THE INVESTMENT ADVISER'S PROCESS. The investment adviser starts by identifying early changes in a company's operations, finances or management. The investment adviser is attracted to companies which it believes will look different tomorrow -- operationally, financially, managerially -- when compared to yesterday. This type of dynamic change often creates confusion and misunderstanding and may lead to a drop in a company's stock price. Examples of change include mergers, acquisitions, divestitures, restructurings, change of management, new market/product/means of production/distribution, regulatory change, etc. Once change is identified, the investment adviser evaluates the company on several levels. It analyzes:

     - Financial models based principally upon projected cash flows

     - The price of a company's stock in the context of what the market is willing to pay for stock of comparable companies and what a strategic buyer would pay for the whole company

     - The extent of management's ownership interest in a company

     - A company's market position by corroborating its observations and assumptions with management, customers and suppliers.

The investment adviser also evaluates the degree of recognition of a company by investors by monitoring the number of sell side analysts who closely follow a company and nature of its shareholder base. Before deciding to purchase a stock, the investment adviser conducts an extensive amount of business due diligence to corroborate its observations and assumptions.

The identification of change comes from a variety of sources including the extensive use of its own proprietary database as well as computer screens which are run using various criteria. In addition, the investment advisor has an extensive network of relationships with clients, other investors, and intermediaries such as national and regional brokerage firms. Members of the investment adviser's portfolio management team regularly meet with companies around the country and sponsor annually more than 200 company/management meetings in its New York office.

By reviewing historical relationships and understanding the characteristics of a business the investment adviser establishes valuation parameters using relative ratios or target prices. In its overall assessment, the investment adviser seeks stocks that it believes have a greater upside potential than downside risk over an 18 to 24 month holding period.

An important function of the investment adviser is to set a price target at which the stock will be sold when there has been no fundamental change in the investment case. In setting a target price for a stock, the investment adviser considers appreciation potential relative to risk over a two year period. The investment adviser constantly monitors the companies held by a Series to determine if there have been any fundamental changes in the reasons that prompted the initial purchase of the stock. If significant changes for the better have not materialized, the stock will be sold. The initial investment case for stock purchase, which has been documented, is examined by the investment adviser's portfolio management team. A final decision on selling the stock is made after all such factors are analyzed.

The LARGE CAP VALUE FUND invests its assets in the Large Cap Value Series, which, under normal conditions, invests at least 80% of its total assets in the following equity (or related) securities:

     - common stocks of U.S. corporations that are judged by the investment adviser to be undervalued in the marketplace relative to underlying profitability and have a market capitalization, at the time of purchase, between the capitalization of the smallest and largest company in the Russell 1000 Value Index ("large cap company")

     - options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of large cap companies

     - options on indices of the common stock of large cap companies

     - contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of large cap companies; and options upon such futures contracts.

The Large Cap Value Series is a diversified portfolio of U.S. equity (or related) securities of large cap companies; that are deemed by the investment adviser to be undervalued as compared to a company's profitability potential. The capitalization of companies that make up the Russell 1000 Value Index will change due to changes in the market. As of

September 30, 2003, the capitalization of companies that make up the Russell 1000 Value Index is approximately greater than $348.5 million.

The MID CAP VALUE FUND invests its assets in the Mid Cap Value Series, which, under normal conditions, invests at least 80% of its total assets in the following equity (or related) securities:

     - common and preferred stocks of U.S. corporations that are judged by the investment adviser to be undervalued in the marketplace relative to underlying profitability and have a market capitalization, at the time of purchase, between the capitalization of the smallest and largest company in the Russell MidCap Value Index ("mid cap company")

     - securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of mid cap companies

     - warrants.

The Mid Cap Value Series is a diversified portfolio of U.S. equity (or related) securities of mid cap companies that are deemed by the investment adviser to be undervalued as compared to a company's profitability potential. The capitalization of companies that make up the Russell Midcap Value Index will change due to changes in the market. As a result, the capitalization of mid cap companies in which the Series will invest will also change. As of September 30, 2003, the capitalization of companies that make up the Russell Midcap Value Index is between $348 million and $14.5 billion.

The SMALL CAP VALUE FUND invests its assets in the Small Cap Value Series, which, under normal conditions, invests at least 80% of its total assets in the following equity (or related) securities

     - common and preferred stocks of U.S. corporations that are judged by the investment adviser to be undervalued in the marketplace relative to underlying profitability and have a market capitalization, at the time of purchase, less than the capitalization of the largest stock in the Russell 2000 Value Index ("small cap company")

     - securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of small cap companies

     - warrants.

The Small Cap Value Series is a diversified portfolio of U.S. equity (or related) securities of small cap companies that are believed by the investment adviser to be undervalued as compared to the company's profitability potential. The capitalization of companies that make up the Russell 2000 Value Index will change due to changes in the market. As a result, the capitalization of small cap companies in which the Series will invest will also change. As of September 30, 2003, the capitalization of the largest stock in the Russell 2000 Value Index is less than $2.3 billion.

Each Series may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by a nationally recognized statistical rating organization, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Series will be unable to achieve their respective investment objectives.

The frequency of fund transactions and a Series' turnover rate will vary from year to year depending on the market. Increased turnover rates incur the cost of additional brokerage commissions and may cause you to receive a larger capital gains distribution. Under normal market conditions, the Large Cap Value and Small Cap Value Series turnover rate is expected to be less than 100%. Under normal market conditions the Mid Cap Value Series is expected to be less than 150%.

Each Series also may use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information.

ADDITIONAL RISK INFORMATION

The following is a list of certain risks that may apply to your investment in a Fund unless otherwise indicated. Further information about a Fund's investments is available in our Statement of Additional Information:

     - DERIVATIVES RISK: Some of the securities in which a Series' investments may be referred to as "derivatives" because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of a Series' total assets may be committed or exposed to derivative strategies.

     - FOREIGN SECURITY RISK: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country not normally associated with investing in the U.S. markets.

     - LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

     - MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

     - MASTER/FEEDER RISK: While the master/feeder structure is designed to reduce costs, it may not do so, and the Funds may encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares of a master fund could have adverse effects on a Fund such as requiring the liquidation of a substantial portion of the master fund's holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than a Fund has and, therefore, could have effective voting control over the operation of the master fund.

     - OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

     - SMALL CAP RISK: Small cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies. (Small Cap Value Fund only)

     - VALUATION RISK: The risk that a Series has valued certain of its securities at a higher price than it can sell them.

     - VALUE INVESTING RISK: The risk that a Series' investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, do not appreciate in value as anticipated.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of each Fund for the past 5 fiscal years or since inception, if shorter. The Institutional Shares of the Large Cap Value have not commenced operations as of the date of this prospectus. Certain information reflects financial results for a single Institutional Share of a Fund. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and other distributions). This information has been audited by Ernst & Young, LLP, whose report, along with each Fund's financial statements, is included in the Institutional Shares' Annual Report, which is available, without charge, upon request.

                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED   PERIOD ENDED
                                           JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,      JUNE 30,     SEPTEMBER 30,
                                             2003         2002        2001+        2000+        1999(B)+       1998(A)+
   MID CAP VALUE FUND -- INSTITUTIONAL
   SHARES
   NET ASSET VALUE -- BEGINNING OF
     PERIOD.............................   $  17.93     $ 18.19      $ 13.25      $ 11.13        $ 9.67         $10.00
                                           --------     -------      -------      -------        ------         ------
   INVESTMENT OPERATIONS:
     Net investment income..............       0.04          --         0.09         0.05          0.02          (0.05)
     Net realized and unrealized gain
       (loss) on investments............      (0.19)       0.92         5.48         2.09          1.53          (0.38)
                                           --------     -------      -------      -------        ------         ------
       Total from investment
         operations.....................      (0.15)       0.92         5.57         2.14          1.55          (0.33)
                                           --------     -------      -------      -------        ------         ------
   DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income.........         --       (0.03)       (0.06)       (0.02)        (0.05)            --
     From net realized gain on
       investments......................      (0.08)      (1.15)       (0.57)          --         (0.04)            --
                                           --------     -------      -------      -------        ------         ------
       Total Distributions to
         Shareholders...................      (0.08)      (1.18)       (0.63)       (0.02)        (0.09)            --
                                           --------     -------      -------      -------        ------         ------
   NET ASSET VALUE -- END OF PERIOD.....   $  17.70     $ 17.93      $ 18.19      $ 13.25        $11.13         $ 9.67
                                           ========     =======      =======      =======        ======         ======
   TOTAL RETURN.........................      (0.78)%      5.04%       42.88%       19.30%        16.11%(c)      (3.30)%(c)
   RATIOS/SUPPLEMENTAL DATA
   Ratios to average net assets:(e)
     Expenses, including
       reimbursement/waiver.............       1.12%       1.14%        1.15%        1.15%         1.15%(d)       1.15%(d)
     Expenses, excluding
       reimbursement/waiver.............       1.12%       1.16%        1.53%        2.20%         2.85%(d)       4.16%(d)
     Net Investment income (loss),
       including reimbursement/waiver...       0.29%       0.03%        0.66%        0.44%         0.22%(d)       0.84%(d)
   Portfolio turnover rate..............        142%        143%         163%         274%          118%(c)         78%(c)
   Net assets at end of period (000's
     omitted)...........................   $125,891     $94,391      $38,823      $18,573        $9,887         $5,338

+ Effective November 1, 1999, The CRM Funds - Mid Cap Value ("Predecessor Fund") was merged into the WT Mutual Fund - CRM Mid Cap Value Fund. The financial highlights for periods prior to November 1, 1999 reflect the performance of the Predecessor Fund.

(a) For the period January 16, 1998 (inception of Institutional Shares class) through September 30, 1998.

(b) For the period October 1, 1998 through June 30, 1999.

(c) Not Annualized.

(d) Annualized.

(e) Effective November 1, 1999, the ratios to average net assets include expenses allocated from the WT Investment Trust I - Mid Cap Value Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.

                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED   PERIOD ENDED
                                           JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,      JUNE 30,     SEPTEMBER 30,
                                             2003         2002         2001        2000+        1999(B)+       1998(A)+
   SMALL CAP VALUE FUND -- INSTITUTIONAL
   SHARES
   NET ASSET VALUE -- BEGINNING OF
     PERIOD.............................   $  21.42     $  22.29     $  16.49     $  15.11      $ 13.72         $ 15.99
                                           --------     --------     --------     --------      -------         -------
   INVESTMENT OPERATIONS:
     Net investment income..............      (0.03)(c)      0.04        0.16        (0.09)        0.01            0.01
     Net realized and unrealized gain
       (loss) on investments............      (0.51)        0.67         6.47         1.47         1.38           (2.28)
                                           --------     --------     --------     --------      -------         -------
       Total from investment
         operations.....................      (0.54)        0.71         6.63         1.38         1.39           (2.27)
                                           --------     --------     --------     --------      -------         -------
   DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income.........      (0.02)       (0.10)       (0.02)          --           --              --
     From net realized gain on
       investments......................      (0.62)       (1.48)       (0.81)          --           --              --
     Return of capital..................         --           --           --           --           --(d)           --
                                           --------     --------     --------     --------      -------         -------
       Total Distributions to
         Shareholders...................      (0.64)       (1.58)       (0.83)          --           --              --
                                           --------     --------     --------     --------      -------         -------
   NET ASSET VALUE -- END OF PERIOD.....   $  20.24     $  21.42     $  22.29     $  16.49      $ 15.11         $ 13.72
                                           ========     ========     ========     ========      =======         =======
   TOTAL RETURN.........................      (1.98)%       3.43%       41.88%        9.13%       10.16%(e)      (14.20)%(e)
   RATIOS/SUPPLEMENTAL DATA
   Ratios to average net assets:(g)
     Expenses, including
       reimbursement/waiver.............       1.02%        1.00%        1.02%        1.09%        1.08%(f)        1.15%(f)
     Expenses, excluding
       reimbursement/waiver.............       1.02%        1.00%        1.02%        1.09%        1.09%(f)        1.23%(f)
     Net Investment income (loss),
       including reimbursement/waiver...      (0.15)%       0.22%        0.92%       (0.56)%       0.11%(f)        0.08%(f)
   Portfolio turnover rate..............         74%          61%          90%          96%          64%(e)          57%(e)
   Net assets at end of period (000's
     omitted)...........................   $197,955     $198,131     $163,285     $104,562      $90,051         $48,246

+ Effective November 1, 1999, The CRM Funds - Small Cap Value Fund ("Predecessor Fund") was merged into the WT Mutual Fund - CRM Small Cap Value Fund. The financial highlights for periods prior to November 1, 1999 reflect the performance of the Predecessor Fund.

(a) For the period January 27, 1998 (inception of Institutional Share class) through September 30, 1998.

(b) For the period October 1, 1998 through June 30, 1999.

(c) The net investment loss per share was calculated using average shares outstanding method.

(d) Less than $0.01 per share.

(e) Not Annualized.

(f) Annualized.

(g) Effective November 1, 1999, the ratios to average net assets include expenses allocated from the WT Investment Trust I - Small Cap Value Series ("the Series") and the portfolio turnover reflects the investment activity of the Series.

                             MANAGEMENT OF THE FUND

The Board of Trustees of WT Mutual Fund supervises the management, activities and affairs of the Funds and has approved contracts with various financial organizations to provide, among other services, the day-to-day management required by a Fund and its shareholders.

INVESTMENT ADVISER

Cramer Rosenthal McGlynn, LLC, ("CRM" or the "Adviser"), 520 Madison Avenue, New York, New York 10022, serves as the investment adviser to the Large Cap Value Series, the Mid Cap Value Series and the Small Cap Value Series. Subject to the general control of the Board of Trustees, CRM makes investment decisions for the Series. CRM and its predecessors have managed investments in small, medium and large capitalization companies for more than thirty years. As of September 30, 2003, CRM had over $4 billion of assets under management.

For the twelve months ended June 30, 2003, CRM received investment advisory fees of 0.55% for the Large Cap Value Series, 0.75% for the Mid Cap Value Series and 0.75% for the Small Cap Value Series, as a percentage of each Series' average daily net assets.

FUND MANAGERS

The day-to-day management of the Large Cap Value Series, the Mid Cap Value Series and the Small Cap Value Series is shared by a team of individuals employed by CRM. Ronald H. McGlynn and Jay B. Abramson are responsible for the overall management of each Series. In addition, Jay B. Abramson and Robert L. Rewey, III are leaders of the team responsible for the management of the Mid Cap Value Series, and James P. Stoeffel and Terry Lally are leaders of the team responsible for the management of the Small Cap Value Series. David A. Tillson is the leader of the team responsible for the management of the Large Cap Value Series. Carl Brown, Michael Caputo , Kevin M. Chin, Todd Denker, Brendan Hartman and Adam L. Star, and assist each team leader in the day-to-day management of each Series. Each portfolio manager's business experience and educational background is as follows:

RONALD H. MCGLYNN is a Co-founder, Chief Executive Officer and President of CRM and has over 34 years of investment experience. Prior to co-founding CRM in 1973, Mr. McGlynn was a Portfolio Manager at Oppenheimer & Co. He received a B.A. from Williams College and an M.B.A. from Columbia University.

JAY B. ABRAMSON, CPA is an Executive Vice President of CRM. Mr. Abramson joined CRM in 1985 and is responsible for investment research and portfolio management. Mr. Abramson received a B.S.E. and J.D. from the University of Pennsylvania Wharton School and Law School, respectively, and is a Certified Public Accountant.

JAMES P. STOEFFEL, CPA joined CRM as a Vice President in March 2001 and is responsible for portfolio management and investment research. Prior to joining CRM, Mr. Stoeffel was the Director of Research at Palisade Capital Management from March 1999 to March 2001. [Prior to that, he was Vice President in the Emerging Growth Stocks Research Group at Salomon Smith Barney from March 1993 to March 1999. He served as a Senior Financial Analyst/ Assistant Treasurer with Ticor Title Insurance Co., and as an auditor.] Mr. Stoeffel earned a B.A. from Washington & Lee University and an M.B.A. from New York University's Stern School of Business and is a Certified Public Accountant.

KEVIN M. CHIN is a Vice President of CRM. Mr. Chin joined the firm in 1989 and is responsible for investment research. Prior to joining CRM, Mr. Chin was a Financial Analyst for the Mergers and Acquisitions Department of Morgan Stanley and a Risk Arbitrageur with The First Boston Corporation. He received a B.S. from Columbia University School of Engineering & Applied Science.

ROBERT L. REWEY III, CFA joined CRM as a Vice President in January 2003. As a senior analyst, he is responsible for portfolio management and research in our investment research group. For the previous eight years, Mr. Rewey, III was a portfolio manager/ senior analyst at Sloate, Weisman, Murray & Co., Inc., a boutique money management firm. He earned a BA from the Caroll School of Management, Boston College and a MBA from Fuqua School of Business, Duke University.

ADAM L. STARR is a Vice President of CRM. Mr. Starr joined CRM in 1999 and is responsible for portfolio management and research. Prior to joining CRM, he was a Partner and Portfolio Manager at Weiss, Peck & Greer, LLC from 1992 to 1999. Previously, he was an Analyst and Portfolio Manager at Charter Oak Partners from 1990 to 1992 and First Manhattan Company. Mr. Starr earned a B.A. from Clark University and an M.B.A. from Columbia University.

DAVID A. TILLSON, CFA is a Senior Vice President at CRM. David joined CRM in October 2002 and is responsible for portfolio management. Prior to joining CRM, he was a Managing Director at U.S. Trust Company from 1993 to 2002. Mr. Tillson received a B.A. from Brown University and an M.B.A. from New York University. He is a member of the New York Society of Security and Analysts and the Association for Investment Management and Research.

CARL D. BROWN joined CRM in April 1999 and is a Research Analyst. Prior to joining CRM, Mr. Brown was a Tax Consultant and CPA at KPMG Peat Marwick from 1994 to April 1999. He earned a B.A. from the University of Pennsylvania in 1994 and an M.B.A. from New York University's Stern School of Business in 1996.

TODD R. DENKER, CFA joined CRM as a Research Analyst in January 2001. Prior to joining the firm, Mr. Denker was an Equity Research Analyst at CIBC World Markets from 1997 to January 2001. He received a B.S. from the State University of New York at Albany in 1993, an M.B.A. from New York University's Stern School of Business in 1998, and is a Chartered Financial Analyst.

BRENDAN J. HARTMAN joined CRM in March 2001 as a Research Analyst. Prior to joining CRM, Mr. Hartman was a Research Analyst at Donaldson, Lufkin & Jenrette from October 1997 to February 2001 and at Salomon Brothers from June 1996 to October 1997. His other work experience includes Latin American Telecom Analyst at Smith New Court, and Latin American Telecom & Latin American Metal & Mining Analyst at HSBC/James Capel from 1995 to 1996. He earned a B.A. from Lehigh University in 1990 and an M.B.A. from New York University's Stern School of Business in 1996.

TERRY LALLY, CFA is a Vice President of CRM and joined the firm in 2000. He is responsible for investment research. Prior to joining CRM, Mr. Lally worked for nine years at The Prudential in U.S. small cap and emerging market equity analysis, corporate finance, and equity trading. Mr. Lally earned a B.B.A. from the University of Notre Dame in 1989, an M.B.A. from Harvard University in 1995, and is a Chartered Financial Analyst.

MICHAEL J. CAPUTO joined CRM as a Research Analyst in August 2002. Prior to joining CRM, he was a Vice President in Corporate Finance at Morgan Stanley from March 2000 to August 2002. Prior to that, he worked in Corporate Finance at Lehman Brothers from August 1998 to March 2000 and at Dillon Reed from August 1996 to August 1998. Mr. Caputo earned a B.A. from the University of Notre Dame and an M.B.A. from the Wharton School.

SERVICE PROVIDERS

The chart below provides information on the Funds' primary service providers.

                            CRM LARGE CAP VALUE FUND
                             CRM MID CAP VALUE FUND
                            CRM SMALL CAP VALUE FUND

Asset Management

INVESTMENT ADVISER

Cramer Rosenthal McGlynn, LLC
520 Madison Avenue
New York, NY 10022
Manages each Series' business and investment activities.

Shareholder Services

TRANSFER AGENT

PFPC Inc.
760 Moore Road
King of Prussia, PA 19406
Handles shareholder services, including recordkeeping and statements, payment of distributions and processing of buy and sell requests.

Fund Operations

ADMINISTRATOR AND ACCOUNTING AGENT

Rodney Square Management Corporation
1100 North Market Street
Wilmington, DE 19890

SUB-ADMINISTRATOR AND ACCOUNTING AGENT

PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809
Provides facilities, equipment and personnel to carry out administrative services related to each Fund and calculates each Fund's net asset value and distributions.

Asset Safe Keeping

CUSTODIAN

Wilmington Trust Company
1100 North Market Street
Wilmington, DE 19890

SUB-CUSTODIAN

PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153
Holds each Fund's assets, settles all portfolio trades and collects most of the valuation data required for calculating each Fund's net asset value per share.

Distributions

DISTRIBUTOR

PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406
Distributes each Fund's shares.

                            SHAREHOLDER INFORMATION

PRICING OF SHARES

The Series value their assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by a Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily net asset value per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

PFPC Inc. determines the NAV per share of each Fund as of the close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m., Eastern time), on each Business Day (a day that the Exchange and the transfer agent are open for business). The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation. The NAV is calculated by adding the value of all securities and other assets in a Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in that Fund. Shares will not be priced on those days the Funds' offices are closed. As of the date of this prospectus, those days are:

         New Year's Day                      Good Friday              Labor Day
         Martin Luther King, Jr. Day         Memorial Day             Thanksgiving Day
         Presidents' Day                     Independence Day         Christmas Day

PURCHASE OF SHARES

Fund shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in a Fund's Institutional Shares is $1,000,000. The Funds, in their sole discretion, may waive the minimum initial amount to establish certain Institutional Share accounts. Additional investment may be made in any amount. You may purchase shares as specified below.

You may also purchase shares if you are a client of a broker or other financial institution (a "Third Party"). The policies and fees charged by a Third Party may be different than those charged by a Fund. Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.

BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to CRM Funds, indicating the name of the Fund, along with a completed application (provided with this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

  REGULAR MAIL:                             OVERNIGHT MAIL:
  -------------                             ---------------
  CRM Funds                                 CRM Funds
  c/o PFPC Inc.                             c/o PFPC Inc.
  P.O. Box 9812                             760 Moore Road
  Providence, RI 02940                      King of Prussia, PA 19406

BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) CRM-2883 before making a purchase by wire, and if making an initial purchase, to also obtain an account number. Once you have an account number, you should instruct your bank to wire funds to:

PFPC Trust Company

c/o PNC Bank

Philadelphia, PA

ABA #031-0000-53

DDA #86-0172-6591

Attention: CRM Funds

Be sure to include your account number, the Fund name and your name. If you make an initial purchase by wire, you must promptly forward a completed application to the transfer agent at the address above. If you are making a subsequent purchase, the wire should also indicate your Fund account number.

ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

Any purchase order may be rejected if a Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders. The Funds will not accept third party checks.

It is the responsibility of the Third Party to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

For information on other ways to purchase shares, including through an individual retirement account (IRA), or an automatic investment plan, please refer to our Statement of Additional Information.

REDEMPTION OF SHARES

You may sell your shares on any Business Day as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. There is no fee when Fund shares are redeemed. It is the responsibility of the Third Party to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m., Eastern time), or the next Business Day (if received after 4:00 p.m., Eastern time, or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through an account with a Third Party, you should contact the Third Party for information relating to redemptions. The Fund's name and your account number should accompany any redemption requests.

BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Fund name, your account number and your name. The written instructions and signature guarantee should be mailed to:

  REGULAR MAIL:                             OVERNIGHT MAIL:
  -------------                             ---------------
  CRM Funds                                 CRM Funds
  c/o PFPC Inc.                             c/o PFPC Inc.
  P.O. Box 9812                             760 Moore Road
  Providence, RI 02940                      King of Prussia, PA 19406

BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Funds have certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the bank account that you have designated to receive amounts redeemed at any time. Any request to change the bank account designated to receive redemption proceeds should be accompanied by a guarantee of your signature, as the shareholder. A signature and a signature guarantee are required for each person in whose name the bank account is registered. Further documentation will be required to change the designated bank account when a corporation, other organization, trust, fiduciary or other institutional investor holds a Fund's shares.

If shares to be redeemed represent a recent investment made by check, each Fund reserves the right not to make the redemption proceeds available until it has reasonable grounds to believe that the check has been collected (which could take up to 10 days).

SMALL ACCOUNTS: If the value of your Fund account falls below $1,000,000 for Institutional Share accounts, a Fund may ask you to increase your balance. If the account value is still below $1,000,000 after 60 days, a Fund may close your account and send you the proceeds. A Fund will not close your account if it falls below $1,000,000 solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND: The Funds reserve the right to make redemptions "in kind" -- payments of redemption proceeds in portfolio securities rather than cash -- if the amount redeemed is large enough to affect the Series' operations (for example, if it represents more than 1% of a Series' assets).

EXCHANGE OF SHARES

You may exchange all or a portion of your shares in a Fund for Investor Shares of another CRM fund.

Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See "Taxes" for a discussion of the tax effect on an exchange of shares.

Exchange transactions will be subject to the minimum initial investment and other requirements of the fund into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $1,000,000 for Institutional Share accounts.

To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with a Third Party, contact the Third Party. The Funds may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of Investor Shares to be acquired through such exchange may be legally made.

DIVIDENDS AND DISTRIBUTIONS

As a shareholder of a Fund, you are entitled to dividends and other distributions arising from net investment income and net realized gains, if any, earned on the investments held by the Funds. Dividends and distributions, if any, are declared and paid annually to you. Each Fund expects to distribute any net realized gains once a year.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional Fund shares unless you have elected to receive the distributions in cash.

TAXES

FEDERAL INCOME TAXES: As long as a Fund meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While each Fund may invest in securities that earn interest exempt from Federal income tax, the Funds invest primarily in taxable securities. Each Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

Dividends you receive from a Fund, whether reinvested in Fund shares or taken as cash, are generally taxable to you as ordinary income. Distributions of a Fund's net capital gain whether reinvested in Fund shares or taken as cash, are taxable to you as long-term capital gain, when designated as such, regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. Each Fund anticipates the distribution of net investment income.

It is a taxable event for you if you sell or exchange shares of a Fund. Depending on the initial purchase price of the shares being sold or exchanged and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

STATE AND LOCAL INCOME TAXES: You should consult your tax advisor concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding those considerations appears in our Statement of Additional Information. You are urged to consult your tax advisor regarding the effects of an investment on your tax situation.

                           DISTRIBUTION ARRANGEMENTS

PFPC Distributors, Inc. (the "Distributor") manages the Funds' distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

MASTER/FEEDER STRUCTURE

Other investors, including other mutual funds, may invest in the master funds. The master/feeder structure enables various institutional investors, including a Fund, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of a master fund, including a Fund, will pay its proportionate share of the master fund's expenses.

For reasons relating to costs or a change in investment goal, among others, a Fund could switch to another master fund or decide to manage its assets itself. None of the Funds is currently contemplating such a move.

SHARE CLASSES

Each Fund issues Investor, Institutional and Retail Share classes. Each class has different minimum investment requirements, fees and expenses. Not all classes of a Fund are currently operational. Institutional Shares are offered only to those investors who invest in a Fund through an intermediary (i.e. broker) or through a consultant and who invests $1,000,000 or more, or where related amounts total $1,000,000 or more when combined. Other Investors investing $2,500 or more may purchase Investor Shares; investors investing $1,000 or more may purchase Retail Shares. Unlike the Institutional Shares, Investor Shares and Retail are also subject to a shareholder servicing fee. The Retail Shares are also subject to a distribution fee.

                                    GLOSSARY

MUTUAL FUND:

A mutual fund pools shareholders' money and, using a professional investment manager, invests it in securities like stocks and bonds. Each Fund is a separate mutual fund.

"CAP":

Cap or the market capitalization of a company means the value of the company's common stock in the stock market.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, distribution, administration and custody services. Each Fund's expenses in the table below are shown as a percentage of its net assets. These expenses are deducted from Fund assets.

VALUE FUNDS:

Value funds invest in the common stock of companies that are considered by the investment adviser to be undervalued relative to their underlying profitability, or rather their stock price does not reflect the value of the company.

SMALL CAP FUNDS:

Small cap funds invest in the common stock of companies with smaller market capitalizations. Small cap stocks may provide the potential for higher growth but they also typically have greater risk and more volatility.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

NET ASSET VALUE OR "NAV":

NAV =  Assets - Liabilities

      Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

                              FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS:
These reports contain performance data and information on the Funds' holdings and operating results for the Funds' most recently completed fiscal year or half-year. The annual report also includes a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides a complete technical and legal description of the Funds' policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

Copies of these documents and answers to questions about the Funds may be obtained without charge by contacting:

CRM Funds
c/o PFPC Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406
(800) CRM-2883
9:00 a.m. to 5:00 p.m., Eastern time

Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, DC. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800) CRM-2883.

The investment company registration number is 811-08648.

                                    CRM LOGO

                                 CRM LARGE CAP
                                   VALUE FUND

                                  CRM MID CAP
                                   VALUE FUND

                                 CRM SMALL CAP
                                   VALUE FUND
                                   CRM FUNDS
                                 C/O PFPC INC.
                                 760 MOORE ROAD
                           KING OF PRUSSIA, PA 19406
                                  800-CRM-2883

                                   WEB SITE:
                                WWW.CRMFUNDS.COM

CRM FUNDS

PROSPECTUS

PROSPECTUS DATED NOVEMBER 1, 2003

CRM MID CAP VALUE FUND

Retail Shares

This prospectus gives vital information about the CRM Mid Cap Value Fund of WT Mutual Fund, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

LIKE ALL MUTUAL FUND SHARES, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

[GRAPHIC OF PUZZLE]

                               TABLE OF CONTENTS

A look at the goals, strategies,         FUND DESCRIPTIONS
risks, expenses and financial history
of the Fund.

                                                   SUMMARY..................... .....................          2
                                                   PERFORMANCE INFORMATION...........................          4
                                                   FEES AND EXPENSES.................................          6
                                                   INVESTMENT OBJECTIVES.............................          8
                                                   PRIMARY INVESTMENT STRATEGIES.....................          8
                                                   ADDITIONAL RISK INFORMATION.......................         10
                                                   FINANCIAL HIGHLIGHTS..............................         12

Details about the service providers.     MANAGEMENT OF THE FUNDS
                                                   INVESTMENT ADVISER............... ................         13
                                                   SERVICE PROVIDERS.................................         16

Policies and instructions for            SHAREHOLDER INFORMATION
opening, maintaining and closing an
account in the Fund.

                                                   PRICING OF SHARES................ ................         17
                                                   PURCHASE OF SHARES................................         18
                                                   REDEMPTION OF SHARES..............................         19
                                                   EXCHANGE OF SHARES................................         21
                                                   DIVIDENDS AND DISTRIBUTIONS.......................         21
                                                   TAXES.............................................         22

Details on distribution plans,           DISTRIBUTION ARRANGEMENTS
shareholder service plan and the
Fund's share master/ feeder
arrangement.

                                                   RULE 12B-1 FEES................. .................         23
                                                   SHAREHOLDER SERVICE FEES..........................         23
                                                   MASTER/FEEDER STRUCTURE...........................         23
                                                   SHARE CLASSES.....................................         24

                                         GLOSSARY......................... ..........................         25
                                         FOR MORE INFORMATION........................................ BACK COVER

                                         For information about key terms and concepts, please refer to the
                                         "Glossary."

                                FUND DESCRIPTION


                    CRM MID CAP VALUE FUND
                                 Retail Shares

SUMMARY

Investment Objective
                  - The MID CAP VALUE FUND seeks to achieve long-term capital appreciation.
--------------------------------------------------------------------------------

Investment Focus  - Equity (or related) securities
--------------------------------------------------------------------------------

Share Price Volatility
                  - High
--------------------------------------------------------------------------------

Principal Investment
Strategy          - The Fund operates as a "feeder fund," which means that the
                    Fund does not buy individual securities directly. Instead, the Fund invests in a corresponding mutual fund or "master fund," which in turn purchases investment securities. The Fund invests all of its assets in a master fund (the "Series") which is a separate series of WT Investment Trust
                    I. The Fund and its corresponding Series have the same investment objective, policies and limitations.

                  - The MID CAP VALUE FUND invests all of its assets in the Mid
                    Cap Value Series, which invests at least 80% of its total assets in a diversified portfolio of U.S. equity (or related) securities of companies with a market cap, at the time of purchase, between the capitalization of the smallest and largest company in the Russell Midcap Value Index. ("mid cap company").
--------------------------------------------------------------------------------

Principal Risks   The Fund is subject to the risks summarized below which are further described under "Additional Risk Information."

                  - It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or that the stocks that the Series buys will increase in value.

                  - The Fund's share price will fluctuate in response to changes in the market value of the Fund's investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

                  - A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

                  - Small cap companies may be more vulnerable than larger
                    companies to adverse business or economic developments, and their securities may be less liquid and more volatile than securities of larger companies.

                  - The performance of the Fund will depend on whether or not the investment adviser is successful in pursuing the investment strategy.

                  - The Fund is also subject to other risks which are described under "Additional Risk Information".
--------------------------------------------------------------------------------

Investor Profile  - Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.

                            PERFORMANCE INFORMATION

CRM MID CAP VALUE FUND

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual returns for one year and since inception, both before and after taxes, compare with those of the Russell Midcap Value Index, a broad based measure of market performance. The performance shown in the bar chart and performance table are for the Investor Shares of the Fund, which are not offered in this prospectus. However, the Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Retail Shares do not have the same expenses. Total return would have been lower had certain fees and expenses not been waived and/or reimbursed. Of course, the Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

              ANNUAL RETURNS FOR THE CALENDAR YEAR SINCE INCEPTION

2001                                                                            19.42%
2002                                                                           -16.89%

      Calendar Year-to-Date Total Return as of September 30, 2003: 22.92%

               BEST QUARTER                            WORST QUARTER
                  24.81%                                 (16.75)%
            (December 31, 2001)                    (September 30, 2002)

MID CAP VALUE FUND

INVESTOR SHARES

                                                                              SINCE INCEPTION
AVERAGE ANNUAL RETURNS AS OF 12/31/02                           1 YEAR      (SEPTEMBER 20, 2000)
  Before Taxes                                                  (16.89)%             6.09%
  After Taxes on Distributions(1)                               (16.98)%             4.26%
  After Taxes on Distributions and Sales of Shares(1)           (10.30)%             4.10%
  RUSSELL MIDCAP VALUE INDEX (reflects no deduction for
    fees, expenses or taxes)(2)                                 (9.65)%              1.71%
  RUSSELL MIDCAP INDEX (reflects no deduction for fees,
    expenses or taxes)(3)                                       (16.18)%           (10.70)%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The Russell Midcap Value Index measures the performance of those companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values.

(3) The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents the performance of the 1,000 largest companies in the U.S. equity market.

                               FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales charges or other fees are paid directly from your investment.

RETAIL SHARES

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(1)
  MID CAP VALUE FUND
    Management fees                                                    0.75%
    Distribution (12b-1) fees(2)                                       0.15%
    Shareholder Servicing Fees                                         0.25%
    Other Expenses                                                     0.40%
    TOTAL ANNUAL OPERATING EXPENSES(3)                                 1.55%

(1) The table above and the Example below each reflect the aggregate annual operating expenses of the Fund and the corresponding Series in which the Fund invests.

(2) While the distribution plan provides for reimbursement of up to 0.25% of the Retail Shares Fund's average net assets, the Board of Trustees has authorized annual payments of up to 0.15% of the Fund's Retail Shares average net assets

(3) The investment adviser has a contractual obligation to waive a portion of its fees through November 1, 2010 and assume certain expenses of the Fund to the extent that the total annual operating expenses exceed 1.55% of net assets.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

     - you reinvested all dividends and other distributions;

     - the average annual return was 5%;

     - the Fund's total operating expenses (reflecting applicable contractual fee waivers and expense reimbursement arrangements) are charged and remain the same over the time periods; and

     - you redeemed all of your investment at the end of the time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

INVESTOR SHARES

                                                                         MID CAP
                                                                        VALUE FUND
  1 Year                                                                  $  158
  3 Years                                                                 $  490
  5 Years                                                                 $  845
  10 Years                                                                $1,845

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

                              INVESTMENT OBJECTIVE

The Mid Cap Value Fund seeks to achieve long-term capital appreciation. These investment objectives may not be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

VALUE INVESTING. Through its investment in the corresponding Series, the Mid Cap Value Fund seek to invest in stocks that are less expensive than comparable companies, as determined by price-to-earnings ratios, price-to-cash flow ratios, asset value per share or other measures. Value investing therefore may reduce risk while offering the potential for capital appreciation as a stock gains favor among other investors and its price rises.

The Series' investment adviser relies on selecting individual stocks and does not try to predict when the stock market might rise or fall. It seeks out those stocks that are undervalued and, in some cases, neglected by financial analysts. The investment adviser evaluates the degree of analyst recognition by monitoring the number of analysts who follow a company and recommend its purchase or sale to investors.

THE INVESTMENT ADVISER'S PROCESS. The investment adviser starts by identifying early changes in a company's operations, finances or management. The investment adviser is attracted to companies which it believes will look different tomorrow -- operationally, financially, managerially -- when compared to yesterday. This type of dynamic change often creates confusion and misunderstanding and may lead to a drop in a company's stock price. Examples of change include mergers, acquisitions, divestitures, restructurings, change of management, new market/product/means of production/distribution, regulatory change, etc. Once change is identified, the investment adviser evaluates the company on several levels. It analyzes:

     - Financial models based principally upon projected cash flows

     - The price of a company's stock in the context of what the market is willing to pay for stock of comparable companies and what a strategic buyer would pay for the whole company

     - The extent of management's ownership interest in a company

     - A company's market position by corroborating its observations and assumptions with management, customers and suppliers.

The investment adviser also evaluates the degree of recognition of a company by investors by monitoring the number of sell side analysts who closely follow a company and nature of its shareholder base. Before deciding to purchase a stock, the investment adviser conducts an extensive amount of business due diligence to corroborate its observations and assumptions.

The identification of change comes from a variety of sources including the extensive use of its own proprietary database as well as computer screens which are run using various criteria. In addition, the investment advisor has an extensive network of relationships with clients, other investors, and intermediaries such as national and regional brokerage firms. Members of the investment adviser's portfolio management team regularly meet with companies around the country and sponsor annually more than 200 company/management meetings in its New York office.

By reviewing historical relationships and understanding the characteristics of a business the investment adviser establishes valuation parameters using relative ratios or target prices. In its overall assessment, the investment adviser seeks stocks that it believes have a greater upside potential than downside risk over an 18 to 24 month holding period.

An important function of the investment adviser is to set a price target at which the stock will be sold when there has been no fundamental change in the investment case. In setting a target price for a stock, the investment adviser considers appreciation potential relative to risk over a two year period. The investment adviser constantly monitors the companies held by the Series to determine if there have been any fundamental changes in the reasons that prompted the initial purchase of the stock. If significant changes for the better have not materialized, the stock will be sold. The initial investment case for stock purchase, which has been documented, is examined by the investment adviser's portfolio management team. A final decision on selling the stock is made after all such factors are analyzed.

The MID CAP VALUE FUND invests its assets in the Mid Cap Value Series, which, under normal conditions, invests at least 80% of its total assets in the following equity (or related) securities:

     - common and preferred stocks of U.S. corporations that are judged by the investment adviser to be undervalued in the marketplace relative to underlying profitability and have a market capitalization, at the time of purchase, between the capitalization of the smallest and largest company in the Russell MidCap Value Index ("mid cap company")

     - securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of mid cap companies

     - warrants.

The Mid Cap Value Series is a diversified portfolio of U.S. equity (or related) securities of mid cap companies that are deemed by the investment adviser to be undervalued as compared to a company's profitability potential.

The capitalization of companies that make up the Russell Midcap Value Index will change due to changes in the market. As a result, the capitalization of mid cap companies in which the Series will invest will also change. As of September 30, 2003, the capitalization of companies that make up the Russell Midcap Value Index is between $348 million and $14.5 billion.

The Series may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by a nationally recognized statistical rating organization, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Series will be unable to achieve their respective investment objectives.

The frequency of fund transactions and the Series' turnover rate will vary from year to year depending on the market. Increased turnover rates incur the cost of additional brokerage commissions and may cause you to receive a larger capital gains distribution. Under normal market conditions, the Series' turnover rate is expected to be less than 150%.

The Series also may use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information ("SAI").

ADDITIONAL RISK INFORMATION

The following is a list of certain risks that may apply to your investment in the Fund unless otherwise indicated. Further information about the Fund's investments is available in our SAI:

     - DERIVATIVES RISK: Some of the securities in which the Series' invests may be referred to as "derivatives" because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of the Series' total assets may be committed or exposed to derivative strategies.

     - FOREIGN SECURITY RISK: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country not normally associated with investing in the U.S. markets.

     - LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

     - MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

     - MASTER/FEEDER RISK: While the master/feeder structure is designed to reduce costs, it may not do so, and the Fund may encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares of a master fund could have adverse effects on the Fund such as requiring the liquidation of a substantial portion of the master fund's holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than the Fund has and, therefore, could have effective voting control over the operation of the master fund.

     - OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

     - VALUATION RISK: The risk that the Series has valued certain of its securities at a higher price than it can sell them.

     - VALUE INVESTING RISK: The risk that the Series' investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, do not appreciate in value as anticipated.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Mid Cap Value Fund since inception. Certain information reflects financial results for a single Retail Share of the Mid Cap Value Fund. The total return in the table represents the rate that a shareholder would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and other distributions). This information has been audited by Ernst & Young, LLP, whose report, along with the Fund's financial statements, is included in the Retail Shares' Annual Report, which is available, without charge, upon request.


                                                                 PERIOD ENDED
                                                                   JUNE 30,
                                                                   2003(A)
   MID CAP VALUE FUND -- RETAIL SHARES
   NET ASSET VALUE -- BEGINNING OF PERIOD......................    $ 16.02
                                                                   -------
   INVESTMENT OPERATIONS:
     Net investment income.....................................       0.02(b)
     Net realized and unrealized gain (loss) on investments....       1.72
                                                                   -------
       Total from investment operations........................       1.70
                                                                   -------
   DISTRIBUTIONS TO SHAREHOLDERS:
     From net realized gain on investments.....................      (0.08)
                                                                   -------
       Total Distributions to Shareholders.....................      (0.08)
                                                                   -------
   NET ASSET VALUE -- END OF PERIOD............................    $ 17.64
                                                                   =======
   TOTAL RETURN................................................      10.67%(d)
   RATIOS/SUPPLEMENTAL DATA
   Ratio to Average Net Assets:(e)
     Expenses, including reimbursement/waiver..................       1.50%(c)
     Expenses, excluding reimbursement/waiver..................       6.57%(c)
     Net investment income, including reimbursement/waiver.....     (0.14)%(c)
   Portfolio turnover rate.....................................        142%(d)
   Net assets at end of period (000's omitted).................    $   777

(a) For the period July 30, 2002 (inception of Retail Share class) through June 30, 2003.

(b) The net investment loss per share was calculated using average shares outstanding method.

(c) Annualized.

(d) Not Annualized.

(e) The ratios to average net assets include expenses allocated from the WT Investment Trust I - Mid Cap Value Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.

                             MANAGEMENT OF THE FUND

The Board of Trustees of WT Mutual Fund supervises the management, activities and affairs of the Fund and has approved contracts with various financial organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.

INVESTMENT ADVISER

Cramer Rosenthal McGlynn, LLC, ("CRM" or the "Adviser"), 520 Madison Avenue, New York, New York 10022, serves as the investment adviser to the Mid Cap Value Series. Subject to the general control of the Board of Trustees, CRM makes investment decisions for the Series. CRM and its predecessors have managed investments in small, medium and large capitalization companies for more than thirty years. As of September 30, 2003, CRM had over $4 billion of assets under management.

For the twelve months ended June 30, 2003, CRM received investment advisory fees of 0.75% for the Mid Cap Value Series, as a percentage of the Series' average daily net assets.

FUND MANAGERS

The day-to-day management of the Mid Cap Value Series is shared by a team of individuals employed by CRM. Ronald H. McGlynn and Jay B. Abramson are responsible for the overall management of the Series. In addition, Jay B. Abramson and Robert L. Rewey, III are leaders of the team responsible for the management of the Mid Cap Value Series. Carl Brown, Michael Caputo, Kevin M. Chin, Todd Denker, Brendan Hartman, Terry Lally, James P. Stoeffel and Adam L. Star, assist each team leader in the day-to-day management of the Series. Each portfolio manager's business experience and educational background is as follows:

RONALD H. MCGLYNN is a Co-founder, Chief Executive Officer and President of CRM and has over 34 years of investment experience. Prior to co-founding CRM in 1973, Mr. McGlynn was a Portfolio Manager at Oppenheimer & Co. He received a B.A. from Williams College and an M.B.A. from Columbia University.

JAY B. ABRAMSON, CPA is an Executive Vice President of CRM. Mr. Abramson joined CRM in 1985 and is responsible for investment research and portfolio management. Mr. Abramson received a B.S.E. and J.D. from the University of Pennsylvania Wharton School and Law School, respectively, and is a Certified Public Accountant.

JAMES P. STOEFFEL, CPA joined CRM as a Vice President in March 2001 and is responsible for portfolio management and investment research. Prior to joining CRM, Mr. Stoeffel was the Director of Research at Palisade Capital Management from March 1999 to March 2001. [Prior to that, he was Vice President in the Emerging Growth Stocks Research Group at Salomon Smith Barney from March 1993 to March 1999. He served as a Senior Financial Analyst/ Assistant Treasurer with Ticor Title Insurance Co., and as an auditor.] Mr. Stoeffel earned a B.A. from Washington & Lee University and an M.B.A. from New York University's Stern School of Business and is a Certified Public Accountant.

KEVIN M. CHIN is a Vice President of CRM. Mr. Chin joined the firm in 1989 and is responsible for investment research. Prior to joining CRM, Mr. Chin was a Financial Analyst for the Mergers and Acquisitions Department of Morgan Stanley and a Risk Arbitrageur with The First Boston Corporation. He received a B.S. from Columbia University School of Engineering & Applied Science.

ROBERT L. REWEY III, CFA joined CRM as a Vice President in January 2003. As a senior analyst, he is responsible for portfolio management and research in our investment research group. For the previous eight years, Mr. Rewey, III was a portfolio manager/senior analyst at Sloate, Weisman, Murray & Co., Inc., a boutique money management firm. He earned a BA from the Caroll School of Management, Boston College and a M.B.A from Fuqua School of Business, Duke University.

ADAM L. STARR is a Vice President of CRM. Mr. Starr joined CRM in 1999 and is responsible for portfolio management and research. Prior to joining CRM, he was a Partner and Portfolio Manager at Weiss, Peck & Greer, LLC from 1992 to 1999. Previously, he was an Analyst and Portfolio Manager at Charter Oak Partners from 1990 to 1992 and First Manhattan Company. Mr. Starr earned a B.A. from Clark University and an M.B.A. from Columbia University.

CARL D. BROWN joined CRM in April 1999 and is a Research Analyst. Prior to joining CRM, Mr. Brown was a Tax Consultant and CPA at KPMG Peat Marwick from 1994 to April 1999. He earned a B.A. from the University of Pennsylvania in 1994 and an M.B.A. from New York University's Stern School of Business in 1996.

TODD R. DENKER, CFA joined CRM as a Research Analyst in January 2001. Prior to joining the firm, Mr. Denker was an Equity Research Analyst at CIBC World Markets from 1997 to January 2001. He received a B.S. from the State University of New York at Albany in 1993, an M.B.A. from New York University's Stern School of Business in 1998, and is a Chartered Financial Analyst.

BRENDAN J. HARTMAN joined CRM in March 2001 as a Research Analyst. Prior to joining CRM, Mr. Hartman was a Research Analyst at Donaldson, Lufkin & Jenrette from October 1997 to February 2001 and at Salomon Brothers from June 1996 to October 1997. His other work experience includes Latin American Telecom Analyst at Smith New Court, and Latin American Telecom & Latin American Metal & Mining Analyst at HSBC/James Capel from 1995 to 1996. He earned a B.A. from Lehigh University in 1990 and an M.B.A. from New York University's Stern School of Business in 1996.

TERRY LALLY, CFA is a Vice President of CRM and joined the firm in 2000. He is responsible for investment research. Prior to joining CRM, Mr. Lally worked for nine years at The Prudential in U.S. small cap and emerging market equity analysis, corporate finance, and equity trading. Mr. Lally earned a B.B.A. from the University of Notre Dame in 1989, an M.B.A. from Harvard University in 1995, and is a Chartered Financial Analyst.

MICHAEL J. CAPUTO joined CRM as a Research Analyst in August 2002. Prior to joining CRM, he was a Vice President in Corporate Finance at Morgan Stanley from March 2000 to August 2002. Prior to that, he worked in Corporate Finance at Lehman Brothers from August 1998 to March 2000 and at Dillon Reed from August 1996 to August 1998. Mr. Caputo earned a B.A. from the University of Notre Dame and an M.B.A. from the Wharton School.

SERVICE PROVIDERS

The chart below provides information on the Fund's primary service providers.

[SERVICE PROVIDERS CHART]
                             CRM MID CAP VALUE FUND

Asset Management

INVESTMENT ADVISER

Cramer Rosenthal McGlynn, LLC
707 Westchester Avenue
White Plains, NY 10604
Manages the Series' business and investment activities.

Shareholder Services

TRANSFER AGENT

PFPC Inc.
400 Bellevue Parkway
Wilmington, DE 19809
Handles shareholder services, including recordkeeping and statements, payment of distribution and processing of buy and sell requests.

Fund Operations

ADMINISTRATOR AND ACCOUNTING AGENT

PFPC Inc.
400 Bellevue Parkway
Wilmington, DE 19809
Provides facilities, equipment and personnel to carry out administrative services related to the Fund and calculates the Fund's net asset value and distributions.

Asset Safe Keeping

CUSTODIAN

Wilmington Trust Company
1100 North Market Street
Wilmington, DE 19890
Holds the Fund's assets, settles all portfolio trades and collects most of the valuation data required for calculating the Fund's net asset value per share.

Distribution

DISTRIBUTOR
PFPC Distributors, Inc.
Distributes the Fund's shares.

                            SHAREHOLDER INFORMATION

PRICING OF SHARES

The Series value their assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by the Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily net asset value per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

PFPC Inc. determines the NAV per share of the Fund as of the close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m., Eastern time), on each Business Day (a day that the Exchange and the transfer agent are open for business). The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation. The NAV is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in that Fund. Shares will not be priced on those days the Fund's offices are closed. As of the date of this prospectus, those days are:

         New Year's Day                      Good Friday              Labor Day
         Martin Luther King, Jr. Day         Memorial Day             Thanksgiving Day
         Presidents' Day                     Independence Day         Christmas Day

PURCHASE OF SHARES

Fund shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in the Fund's Retail Shares is $1,000 ($1,000 for IRAs or automatic investment plans). The Fund, in their sole discretion, may waive the minimum initial amount to establish certain Retail Share accounts. Additional investment may be made in any amount. You may purchase shares as specified below.

You may also purchase shares if you are a client of a broker or other financial institution (a "Third Party"). The policies and fees charged by a Third Party may be different than those charged by the Fund. Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.

BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to CRM Funds, indicating the name of the Fund, along with a completed application (provided with this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, the Fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

  REGULAR MAIL:                             OVERNIGHT MAIL:
  -------------                             ---------------
  CRM Funds                                 CRM Funds
  c/o PFPC Inc.                             c/o PFPC Inc.
  P.O. Box 9812                             760 Moore Road
  Providence, RI 02940                      King of Prussia, PA 19406

BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) CRM-2883 before making a purchase by wire, and if making an initial purchase, to also obtain an account number. Once you have an account number, you should instruct your bank to wire funds to:

PFPC Trust Company

c/o PNC Bank

Philadelphia, PA

ABA #031-0000-53

DDA #86-0172-6591

Attention: CRM Funds

Be sure to include your account number, the Fund name and your name. If you make an initial purchase by wire, you must promptly forward a completed application to the transfer agent at the address above. If you are making a subsequent purchase, the wire should also indicate your Fund account number.

ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

Any purchase order may be rejected if the Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders. The Fund will not accept third party checks.

It is the responsibility of the Third Party to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

For information on other ways to purchase shares, including through an individual retirement account (IRA), or an automatic investment plan, please refer to our SAI.

REDEMPTION OF SHARES

You may sell your shares on any Business Day as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. There is no fee when Fund shares are redeemed. It is the responsibility of the Third Party to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m., Eastern time), or the next Business Day (if received after 4:00 p.m., Eastern time, or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through an account with a Third Party, you should contact the Third Party for information relating to redemptions. The Fund's name and your account number should accompany any redemption requests.

BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee". A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Fund name, your account number and your name. The written instructions and signature guarantee should be mailed to:

  REGULAR MAIL:                             OVERNIGHT MAIL:
  -------------                             ---------------
  CRM Funds                                 CRM Funds
  c/o PFPC Inc.                             c/o PFPC Inc.
  P.O. Box 9812                             760 Moore Road
  Providence, RI 02940                      King of Prussia, PA 19406

BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Fund have certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the bank account that you have designated to receive amounts redeemed at any time. Any request to change the bank account designated to receive redemption proceeds should be accompanied by a guarantee of your signature, as the shareholder. A signature and a signature guarantee are required for each person in whose name the bank account is registered. Further documentation will be required to change the designated bank account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Fund's shares.

If shares to be redeemed represent a recent investment made by check, the Fund reserves the right not to make the redemption proceeds available until it has reasonable grounds to believe that the check has been collected (which could take up to 10 days).

SMALL ACCOUNTS: If the value of your Fund account falls below $500 for Retail Share accounts, the Fund may ask you to increase your balance. If the account value is still below $500 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND: The Fund reserve the right to make redemptions "in kind" -- payments of redemption proceeds in portfolio securities rather than cash -- if the amount redeemed is large enough to affect the Series' operations (for example, if it represents more than 1% of the Series' assets).

EXCHANGE OF SHARES

You may exchange all or a portion of your shares in the Fund for Retail Shares of another CRM fund.

Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See "Taxes" for a discussion of the tax effect on an exchange of shares.

Exchange transactions will be subject to the minimum initial investment and other requirements of the fund into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than 1,000 for Retail Share accounts.

To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with a Third Party, contact the Third Party. The Fund may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of Investor Shares to be acquired through such exchange may be legally made.

DIVIDENDS AND DISTRIBUTIONS

As a shareholder of the Fund, you are entitled to dividends and other distributions arising from net investment income and net realized gains, if any, earned on the investments held by the Fund. Dividends and distributions, if any, are declared and paid annually to you. The Fund expects to distribute any net realized gains once a year.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional Fund shares unless you have elected to receive the distributions in cash.

TAXES

FEDERAL INCOME TAXES: As long as the Fund meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While the Fund may invest in securities that earn interest exempt from Federal income tax, the Fund invest primarily in taxable securities. The Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

Dividends you receive from the Fund, whether reinvested in Fund shares or taken as cash, are generally taxable to you as ordinary income. Distributions of the Fund's net capital gain whether reinvested in Fund shares or taken as cash, are taxable to you as long-term capital gain, when designated as such, regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. The Fund anticipates the distribution of net investment income.

It is a taxable event for you if you sell or exchange shares of the Fund. Depending on the initial purchase price of the shares being sold or exchanged and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

STATE AND LOCAL INCOME TAXES: You should consult your tax advisor concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding those considerations appears in our SAI. You are urged to consult your tax advisor regarding the effects of an investment on your tax situation.

                           DISTRIBUTION ARRANGEMENTS

PFPC Distributors, Inc. (the "Distributor") manages the Fund's distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. Other than the Rule 12b-1 fees described below, the Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

12B-1 FEES

The Fund has adopted a distribution plan under Rule 12b-1 that allows it to pay a fee to the Distributor for the sale and distribution of its Retail Shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees indirectly will increase the cost of your investment and may cost you more than paying other types of sales charges.

Under the distribution plan, the Fund's will pay distribution fees to the distributor at a maximum annual rate of 0.25% of its aggregate average daily net assets attributable to its Retail Shares. While the distribution plan provides for payments of up to 0.25% of average net assets of the Fund's Retail Shares, the Board of Trustees has authorized annual payments of up to 0.15% of average net assets of the Fund's Retail Shares.

SHAREHOLDER SERVICE FEES

The Board of Trustees has adopted a shareholder service plan authorizing the Fund to pay service providers an annual fee not exceeding 0.25% of the Fund's average daily net assets of its Retail Shares, to compensate service providers who maintain a service relationship with shareholders of the Fund's Retail Shares. Service activities provided by service providers under this plan include
(a) establishing and maintaining shareholders accounts and records, (b) answering shareholders inquiries, (c) assisting in share purchases and redemptions, (d) providing statements and reports to shareholders, and (e) providing other services requested by shareholders of Retail Shares.

MASTER/FEEDER STRUCTURE

Other investors, including other mutual funds, may invest in the master funds. The master/feeder structure enables various institutional investors, including the Fund, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of a master fund, including the Fund, will pay its proportionate share of the master fund's expenses.

For reasons relating to costs or a change in investment goal, among others, the Fund could switch to another master fund or decide to manage its assets itself. The Fund is currently not contemplating such a move.

SHARE CLASSES

The Fund issues Retail, Investor and Institutional Share classes. Each class has different minimum investment requirements, fees and expenses. Not all classes of the Fund are currently operational. Investors investing $1,000 or more may purchase Retail Shares. Institutional Shares are offered only to those investors who invest in the Fund through an intermediary (i.e. broker) or through a consultant and who invest $1,000,000 or more, or where related accounts total $1,000,000 or more when combined. Other investors investing $2,500 or more may purchase Investor Shares. Unlike the Retail Shares, Institutional and Investor Shares of the Fund are not subject to a distribution fee. The Retail Shares and Investor Shares are subject to a shareholder servicing fee.

                                    GLOSSARY

MUTUAL FUND:

A mutual fund pools shareholders' money and, using a professional investment manager, invests it in securities like stocks and bonds. Each Fund is a separate mutual fund.

"CAP":

Cap or the market capitalization of a company means the value of the company's common stock in the stock market.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its net assets. These expenses are deducted from Fund assets.

VALUE FUNDS:

Value funds invest in the common stock of companies that are considered by the investment adviser to be undervalued relative to their underlying profitability, or rather their stock price does not reflect the value of the company.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

NET ASSET VALUE OR "NAV":

NAV =  Assets - Liabilities

      --------------------

      Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by the Fund on its investments less accrued expenses.

RULE 12B-1 FEES:

Rule 12b-1 fees, charged by some funds, are deducted from fund assets to pay for marketing and advertising expenses or, more commonly, to compensate sales professionals for selling fund shares.

                              FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS:
These reports contain performance data and information on the Funds' holdings and operating results for the Funds' most recently completed fiscal year or half-year. The annual report also includes a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides a complete technical and legal description of the Funds' policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

Copies of these documents and answers to questions about the Funds may be obtained without charge by contacting:

CRM Funds
c/o PFPC Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406
(800) CRM-2883
9:00 a.m. to 5:00 p.m., Eastern time

Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, DC. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800) CRM-2883.

The investment company registration number is 811-08648.

                                   CRM FUNDS

                                  CRM MID CAP
                                   VALUE FUND
                                   CRM FUNDS
                                 C/O PFPC INC.
                                 760 MOORE ROAD
                           KING OF PRUSSIA, PA 19406
                                  800-CRM-2883

                                   WEB SITE:
                                WWW.CRMFUNDS.COM